As filed with the Securities and Exchange Commission on April 23, 2010

Registration No. 333-83957

811-09503

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 29

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 31

Separate Account VA C

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road N.E. Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number:

(319) 355-8330

Darin D. Smith, Esq.

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4520

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2010 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐ on                      pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TRANSAMERICA EXTRA VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA C

By

TRANSAMERICA LIFE INSURANCE COMPANY

Prospectus

May 1, 2010

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

The Company will add a credit to your policy value for each premium payment that you make. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the premium enhancement. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica Extra Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2010. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

For each premium payment you make, Transamerica will add an additional amount to your policy value, referred to as a premium enhancement.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Managed by Invesco Advisers, Inc.

Invesco V.I. Basic Value Fund – Series II Shares

Invesco V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

AMERICAN FUNDS INSURANCE SERIES TRUST

Managed by Capital Research and Management Company

American Funds - Asset Allocation Fund - Class 2

American Funds - Bond Fund - Class 2

American Funds - Growth Fund - Class 2

American Funds - Growth-Income Fund - Class 2

American Funds - International Fund - Class 2

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Balanced Portfolio – Service Class 2

Fidelity VIP Contrafund® Portfolio – Service Class 2

Fidelity VIP Equity-Income Portfolio – Service Class 2

Fidelity VIP Growth Portfolio – Service Class 2

Fidelity VIP Mid Cap Portfolio – Service Class 2

Fidelity VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund - Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund - Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund - Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

GE INVESTMENTS FUNDS, INC.

Managed by GE Asset Management, Inc.

GE Investments Total Return Fund – Class 3

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen – Enterprise Portfolio – Service Shares

Janus Aspen – Worldwide Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUST

Managed by MFS® Investment Management

MFS® New Discovery Series – Service Class

MFS® Total Return Series – Service Class

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON High Yield Bond VP – Service Class

Transamerica Efficient Markets VP - Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Index 100 VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP - Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Hard Asset VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Growth VP – Service Class

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Transamerica JPMorgan Mid Cap Value VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP– Service Class

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International AllocationVP – Service Class

Transamerica Multi Managed Large Cap Core VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP - Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Diversified Equity VP - Service Class

Transamerica Focus VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Growth VP – Service Class

TABLE OF CONTENTS continued

GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA C, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed under “Investment Choices” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2. PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3. INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed under Investment Choices in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5. EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 9% of premium payments surrendered within nine years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments. If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.

Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depend on the death benefit option that you select, as follows:

•	1.65% if you choose the Return of Premium Death Benefit

•	1.85% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $100,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.

If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2

•	0.30% if you choose the American Funds - Bond Fund - Class 2

•	0.30% if you choose the American Funds - Growth Fund - Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2

•	0.30% if you choose the American Funds - International Fund - Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.20% if you choose the GE Investments Total Return Fund – Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

•	0.10 % if you choose the Transamerica BlackRock Global Allocation VP - Service Class

If you elect the Additional Death Distribution (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.

If you elect the Additional Death Distribution+ (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income ChoiceSM 1.2 Rider, there is an annual rider fee during the accumulation phase of 1.10% of the withdrawal base charged quarterly if you elect the Open Allocation option, and 0.40% to 1.25% if you elect the Designated Allocation option depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Retirement Income ChoiceSM 1.4 Rider, there is an annual rider fee during the accumulation phase of 0.40% to 1.25% depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to a surrender charge and an excess interest adjustment. You may have to pay income tax and a tax penalty on any money you take out.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency Cash® annuity payment option.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Contract. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.

8. DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Annual Step-Up Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

9. TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.

•

You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death Distribution” (“ADD”) and “Additional Death Distribution+” (“ADD+”). There is an extra charge for these riders.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charge or excess interest adjustment. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.2 Rider.” If you elect the Retirement Income ChoiceSM 1.2 Rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option and meet other conditions. (See “Retirement Income ChoiceSM 1.2 - Allocation Options and Restrictions”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.4 Rider.” If you elect the Retirement Income ChoiceSM 1.4 Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Retirement Income ChoiceSM 1.4 - Designated Investment Options”.) You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2009, if any) are in “Appendix – Condensed Financial Information” to this prospectus.

12. INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)
Base Policy	9%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $35 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.50%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.65%

Optional Separate Account Expenses:
Annual Step-Up Death Benefit	0.20%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.15%

Optional Rider Fees:
Additional Death Distribution (annual charge based on policy value)	0.25%
Additional Death Distribution+ (annual charge based on policy value)	0.55%
Living Benefits Rider (annual charge, a % of Total Withdrawal Base)	0.90%
Retirement Income ChoiceSM 1.2 Rider (annual charge, a % of withdrawal base):
Base Benefit Open Allocation Option (Maximum)	1.85%
Base Benefit Open Allocation Option (Current)	1.10%
Base Benefit Designated Allocation Group A (Maximum)	2.00%
Base Benefit Designated Allocation Group A (Current)	1.25%

Base Benefit Designated Allocation Group B (Maximum)	1.65%
Base Benefit Designated Allocation Group B (Current)	0.90%
Base Benefit Designated Allocation Group C (Maximum)	1.15%
Base Benefit Designated Allocation Group C (Current)	0.40%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income Enhancement Benefit (Single Life Option)	0.15%
Income Enhancement Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits	2.50%

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits	1.75%

Retirement Income ChoiceSM 1.4 Rider (annual charge, a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.00%
Base Benefit Designated Allocation Group A (Current)	1.25%
Base Benefit Designated Allocation Group B (Maximum)	1.65%
Base Benefit Designated Allocation Group B (Current)	0.90%
Base Benefit Designated Allocation Group C (Maximum)	1.15%
Base Benefit Designated Allocation Group C (Current)	0.40%
Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Income Enhancement Benefit (Single Life Option)	0.15%
Income Enhancement Benefit (Joint Life Option)	0.30%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	2.50%

Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	1.75%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2009 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.54%
Highest Gross	12.53%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2009, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+ Rider, and Retirement Income ChoiceSM 1.2 Rider - Joint Life with additional Death Benefit and Income Enhancement options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples:

If the policy is surrendered at the end of the applicable time period:

1 Year	$2444
3 Years	$5051
5 Years	$7124
10 Years	$10,603

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy:

1 Year	$1634
3 Years	$4421
5 Years	$6674
10 Years	$10,603

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Annuity Policy Fee Table and Expense Examples: The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

Policy Owner Transaction Expenses:

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

If you select the Life with Emergency Cash® annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See section “5. Expenses”.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $100,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%), the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4 (0.15%), and the Transamerica BlackRock Global Allocation VP - Service Class (0.10%). See section “5. Expenses”.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Retirement Income ChoiceSM 1.2 Rider, and Retirement Income ChoiceSM 1.4 - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income ChoiceSM 1.2 Rider or the Retirement Income ChoiceSM 1.4 Rider with one or more of the following options - Death Benefit or Income Enhancement Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.2, and Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Joint life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation group A (Current), the Death Benefit (Joint Life Option), plus the Income Enhancement Benefit (Joint Life Option).

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisors or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

1. THE ANNUITY POLICY

This prospectus describes the Transamerica Extra Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (at our Administrative and Service Office) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information at our administrative and service office. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative and Service Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative and Service Office, or by telephone, subject to the limitations described under “Telephone Transactions”. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

Premium Enhancement

An amount equal to the applicable percentage (as set forth below) of the initial premium payment will be added to the policy value. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features (such as certain death benefits) or in the calculation of fees and charges that are based on premium payments made. The premium enhancement percentage may vary from premium to premium on subsequent premium payments, but will never be less than 0.25% nor more than 7%. A confirmation will be sent advising the owner of the amount of premium enhancement applicable to each subsequent premium payment. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

The premium enhancement percentage is determined by the annuitant’s age at the time of each premium payment. The percentage will decrease as the annuitant’s attained age increases. The following schedule shows the current premium enhancement percentages:

Annuitant’s Age	Premium Enhancement Percentage
0-59	5.5%
60-69	5.0%
70-79	4.0%
80+	2.0%

These percentages are not guaranteed: As noted above, these percentages may change to as little as 0.25%.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

There is no specific charge for the premium enhancement. Transamerica expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Transamerica may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver within one year from the time we apply the premium enhancement;

•	a death benefit is payable within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

In certain unusual circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the dollar amount of the premium enhancement and the overall investment performance of your policy was negative (if the overall investment performance of your policy was positive you would be better off).

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement may vary for certain policies and may not be available for all policies.

3. INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors, but may not be available for all policies. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy. Please be certain to review the notes following the list of variable investment choices.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Managed by Invesco Advisers, Inc.

Invesco V.I. Basic Value Fund – Series II Shares

Invesco V.I. Capital Appreciation Fund – Series II Shares

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

Managed by AllianceBernstein L.P.

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

AllianceBernstein Growth and Income Portfolio – Class B

AllianceBernstein Large Cap Growth Portfolio – Class B

AMERICAN FUNDS INSURANCE SERIES TRUST

Managed by Capital Research and Management Company

American Funds - Asset Allocation Fund – Class 2

American Funds - Bond Fund – Class 2

American Funds - Growth Fund – Class 2

American Funds - Growth-Income Fund – Class 2

American Funds - International Fund – Class 2

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Balanced Portfolio – Service Class 2

Fidelity VIP Contrafund® Portfolio – Service Class 2

Fidelity VIP Equity-Income Portfolio – Service Class 2

Fidelity VIP Growth Portfolio – Service Class 2

Fidelity VIP Mid Cap Portfolio – Service Class 2

Fidelity VIP Value Strategies Portfolio – Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Managed by Franklin Advisers, Inc.

Franklin Income Securities Fund – Class 2

Managed by Franklin Mutual Advisers, LLC

Mutual Shares Securities Fund – Class 2

Managed by Templeton Investment Counsel LLC

Templeton Foreign Securities Fund – Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Fund Administrator: Franklin Templeton Services, LLC

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE INVESTMENTS FUNDS, INC.

Managed by GE Asset Management, Inc.

GE Investments Total Return Fund – Class 3

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen - Enterprise Portfolio – Service Shares

Janus Aspen - Worldwide Portfolio – Service Shares

MFS® VARIABLE INSURANCE TRUST

Managed by MFS® Investment Management

MFS® New Discovery Series – Service Class

MFS® Total Return Series – Service Class

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Asset Allocation - Growth VP – Service Class

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by AEGON USA Investment Management, LLC.

Transamerica AEGON High Yield Bond VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 35 VP – Service Class

Transamerica Index 50 VP – Service Class

Transamerica Index 75 VP – Service Class

Transamerica Index 100 VP – Service Class

Subadvised by BlackRock Financial Management, Inc.

Transamerica BlackRock Tactical Allocation VP – Service Class

Subadvised by BlackRock Investment Management, LLC

Transamerica BlackRock Large Cap Value VP – Service Class

Subadvised by Foxhall Capital Management, Inc.

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Foxhall Global Growth VP – Service Class

Transamerica Foxhall Global Hard Asset VP – Service Class

Subadvised by Hanlon Investment Management, Inc.

Transamerica Hanlon Balanced VP – Service Class

Transamerica Hanlon Growth VP – Service Class

Transamerica Hanlon Growth and Income VP – Service Class

Transamerica Hanlon Managed Income VP – Service Class

Subadvised by ING Clarion Real Estate Securities, L.P.

Transamerica Clarion Global Real Estate Securities VP – Service Class

Subadvised by J.P. Morgan Investment Management Inc.

Transamerica JPMorgan Enhanced Index VP – Service Class

Transamerica JPMorgan Mid Cap Value VP – Service Class

Subadvised by Jennison Associates LLC

Transamerica Jennison Growth VP – Service Class

Subadvised by MFS® Investment Management

Transamerica MFS International Equity VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Morgan Stanley Active International Allocation VP – Service Class

Transamerica Multi Managed Large Cap Core VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by T. Rowe Price Associates, Inc.

Transamerica T. Rowe Price Small Cap VP – Service Class

Advised by Transamerica Asset Management, Inc.

Transamerica BlackRock Global Allocation VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced VP – Service Class

Transamerica Convertible Securities VP – Service Class

Transamerica Diversified Equity VP - Service Class

Transamerica Focus VP – Service Class

Transamerica Growth Opportunities VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica Small/Mid Cap Value VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Subadvised by Van Kampen Asset Management

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class

Subadvised by Wellington Management Company, LLP

Transamerica WMC Diversified Growth VP – Service Class

NOTES TO VARIABLE INVESTMENT CHOICES

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons, and risk tolerance.

There can be no assurance that the Transamerica Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and partly as a result of policy charges, the yield on the Transamerica Money Market VP - Service Class subaccount may become extremely low and possibly negative.

Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – formerly AIM Variable Insurance Funds.

Invesco Aim Advisors, Inc. merged into Invesco Institutional (N.A), Inc., and then Invesco Institutional (N.A), Inc., was renamed Invesco Advisers, Inc.

References to “AIM” have been replaced with “Invesco” due to branding changes.

Transamerica AEGON High Yield Bond VP - Service Class, formerly known as Transamerica MFS High Yield VP - Service Class and formerly subadvised by MFS Investment Management.

Transamerica Capital Guardian Value VP - Service Class merged into Transamerica BlackRock Large Cap Value VP - Service Class.

Transamerica American Century Large Company Value VP - Service Class merged into BlackRock Large Cap Value VP - Service Class.

Transamerica T. Rowe Price Equity Income VP - Service Class merged into BlackRock Large Cap Value VP - Service Class.

Transamerica T. Rowe Price Growth Stock VP - Service Class merged into Transamerica Jennison Growth VP - Service Class.

Transamerica Marsico Growth VP - Service Class merged into Transamerica Jennison Growth VP - Service Class

Transamerica Morgan Stanley Active International Allocation VP, formerly known as Transamerica Van Kampen Active International Allocation VP.

Transamerica Multi Managed Large Cap Core VP, formerly known as Transamerica Van Kampen Large Cap Core VP.

Transamerica Value Balanced VP - Service Class merged into Transamerica Balanced VP - Service Class.

Transamerica Diversified Equity VP - Service Class formerly known as Transamerica Templeton Global VP - Service Class.

Transamerica Science & Technology VP - Service Class merged into Transamerica Templeton Global VP - Service Class.

Transamerica Focus VP - Service Class, formerly known as Transamerica Legg Mason Partners All Cap VP - Service Class and formerly subadvised by ClearBridge Advisors LLC.

Transamerica Morgan Stanley Mid-Cap Growth VP, formerly known as Transamerica Van Kampen Mid-Cap Growth VP.

Transamerica WMC Diversified Growth VP, formerly known as Transamerica Equity VP and formerly subadvised by Transamerica Investment Management, LLC.

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.

JANUS ASPEN SERIES

Managed by Janus Capital Management LLC

Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Managed by Fidelity Management & Research Company

Fidelity VIP Growth Opportunities Portfolio - Service Class 2

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

TRANSAMERICA SERIES TRUST

Subadvised by Transamerica Investment Management, LLC

Transamerica Small/Mid Cap Value VP - Initial Class

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments). Any amounts that would otherwise be invested in a closed subaccount (for premium allocations, portfolio rebalancing, dollar cost averaging, automatic checking account or payroll deductions for period premiums, etc.) will, if you do not provide instructions for a new allocation be invested in the subaccount that invests in a portfolio of money market instruments. If a portfolio of money market instruments is unavailable, the Company will reinvest the amounts in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Full and partial surrenders and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•

Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order at our Administrative and Service Office while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to the limitations described below under “Telephone Transactions.”

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products).

As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgement and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4. PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5. EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy once each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	9%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
7 - 8	2%
8 - 9	1%
more than 9	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

Life with Emergency Cash® Surrender Charge

If you select the Life with Emergency Cash® annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%

We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency Cash® annuity payment option.

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency Cash ® annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Surrenders and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.50%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.70%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

State premium taxes currently range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and

Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $100,000.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2

•	0.30% if you choose the American Funds - Bond Fund - Class 2

•	0.30% if you choose the American Funds - Growth Fund - Class 2

•	0.30% if you choose the American Funds - Growth-Income Fund - Class 2

•	0.30% if you choose the American Funds - International Fund - Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.20% if you choose the GE Investments Total Return Fund - Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

•	0.10 % if you choose the Transamerica BlackRock Global Allocation VP - Service Class

Additional Death Distribution

If you elect the Additional Death Distribution, there is an annual rider fee during the accumulation phase of 0.25% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Additional Death Distribution+

If you elect the Additional Death Distribution+, there is an annual rider fee during the accumulation phase of 0.55% of the policy value. The rider fee will be deducted on each rider anniversary and upon termination of the rider during the accumulation phase. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income ChoiceSM 1.2 Rider and Additional Options Fees

If you elect the Retirement Income ChoiceSM 1.2 rider, then the rider fee, which is charged quarterly before annuitization, depends on the allocation option that you choose. If you choose the Open Allocation option, then the fee for the base benefit (for either single or joint life) is 1.10% ( on an annual basis) of the withdrawal base. If you choose the Designated Investment option, then the fee for the base benefit (for single or joint life) is 1.25%, 0.90%, and 0.40% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.2 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement Benefit	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income ChoiceSM 1.4 Rider and Additional Options Fees

If you elect the Retirement Income ChoiceSM 1.4 rider, then the rider fee, which is charged quarterly before annuitization, is 1.25%, 0.90%, and 0.40% (on an annual basis) of the withdrawal base for allocating 100% of your policy value in Designated Allocation Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.4 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%
Income Enhancement Benefit	0.15%	0.30%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•

Rule 12b-1 Fees. Our affiliate TCI is the principal underwriter for the policies and receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.25% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment advisor or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to the Company and TCI

Fund	Maximum Fee % of assets

TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.50%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES TRUST	0.25%
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND	0.35%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.35%
GE INVESTMENTS FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.25%
MFS® VARIABLE INSURANCE TRUST	0.45%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we and TCI provide.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2009 we received $53,525,721.38 from TAM pursuant to these benefits. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):

•

may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2009, TCI received revenue sharing payments ranging from $3,500 to $32,000 (for a total of $264,750) from the following Fund managers and/or sub-advisers to participate in TCI’s events: Alliance Capital Management L.P., American Century Investment Management, Inc., BlackRock Investment Management, LLC., Columbia Management Advisors, Inc., Evergreen Investments, Federated Investment Management Company, Fidelity Management and Research Company, ING Clarion Real Estate Securities, Janus Capital Management, LLC, Jennison Associates LLC, JPMorgan Investment Management, Inc., Legg Mason, MFS Investment Management, Oppenheimer Funds, Inc., Pacific Investment Management Company LLC, Putnam, Schroders, Transamerica Investment Management, LLC, Van Kampen Asset Management, Vanguard. Please note some of the aforementioned managers and/or subadvisors may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distribution of the Policies” in this prospectus.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your Contract.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Surrenders from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency Cash® payment option.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Any payment or transfer request which is not in good order will cause a delay.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer or surrender (either full or partial), if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on surrender or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.

Any amount surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	surrenders of cumulative interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	surrenders to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

Signature Guarantee

As a protection against fraud, we require that the following transaction requests include a Medallion signature guarantee:

•	All requests for surrenders (i.e. partial surrenders and full surrenders) over $250,000;

•	All requests for surrenders (i.e. partial surrenders and full surrenders) when the Company does not have an original signature on file.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the annuitant’s lifetime. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•

Life with Emergency Cash® (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency Cash® feature, you are able to surrender all or a portion of the Life with

Emergency Cash® benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency Cash® benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax advisor before requesting a full or partial surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency Cash® benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency Cash® benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

However, IF:

•	you choose Life with Emergency Cash®; and

•	the annuitant dies (if both joint annuitants die) before age 101;

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative and Service Office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, then investments in the separate account may be reallocated in accordance with the beneficiary’s instructions. The Company may permit the beneficiary to give a “one-time” instruction to reallocate the investments in the separate account to the money market fund before receiving due proof of death, however, provided that each beneficiary agrees to such reallocation instructions.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. These distribution requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency Cash®; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency Cash® death benefit will be paid.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:

•	the policy value on the date we receive the required information in good order at our Administrative and Service Office;

•

the cash value on the date we receive the required information in good order at our Administrative and Service Office (this will be more than the policy value if there is a positive excess interest adjustment);

•

and the guaranteed minimum death benefit (discussed below), plus premium payments (after the date of death), less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding Death Benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies, depending on the state of issue, to policies issued after the date of this prospectus. See “Appendix -Policy Variations” for information about older policies.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary before your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if you or the annuitant is 91 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9. TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional contract provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your account value immediately before the surrender may have to be increased by any positive excess interest adjustments that result from the surrender. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax advisor.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Defense of Marriage Act

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition “spouse” under federal law—e.g., civil union partners or same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010

In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinistating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisory to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional withdrawal while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

Please note, if you elect certain features (e.g. living benefit riders) your Systematic Payout Option may be different for the first year.

There is no charge for this benefit.

Income Benefit Programs

The Family Income Protector and Managed Annuity Programs are no longer available for new sales, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II.

Initial Payment Guarantee

You may only elect to purchase the Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.

The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).

Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.

Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Initial Payment Guarantee. The application and operation of the Initial Payment Guarantee are governed by the terms and conditions of the policy itself.

Additional Death Distribution

The optional Additional Death Distribution rider pays an additional amount (based on earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution is only available for issue ages through age 80.

Additional Death Distribution Benefit Amount. The Additional Death Distribution is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death Distribution is equal to:

•	the Additional Death Distribution factor (see below); multiplied by

•	the rider earnings, if any, on the date the death benefit is calculated.

Rider earnings equal:

•	the policy value on the date the death benefit is determined; minus

•	policy value on the rider date; minus

•	premium payments after the rider date; plus

•	surrenders after the rider date that exceed the rider earnings on the date of the surrender.

No benefit is payable under the Additional Death Distribution rider if there are no rider earnings on the date the death benefit is calculated.

If you purchase your policy as part of a 1035 exchange or add the Additional Death Distribution rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death Distribution is added to your policy.

The Additional Death Distribution factor is currently 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.

No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.

For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death Distribution will be considered.

Please see “Appendix – Additional Death Distribution—Additional Information” for an example which illustrates the Additional Death Distribution payable as well as the effect of a partial surrender on the Additional Death Distribution benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving a death benefit and Additional Death Distribution, the spouse will receive a one-time policy value increase equal to the Additional Death Distribution. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, 0.25% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the Additional Death Distribution would not pay any benefit (because there are no rider earnings).

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing,

•	the policy is annuitized or surrendered, or

•	the Additional Death Distribution is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death Distribution may be re-elected; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and IRAs. Consult a tax advisor before electing this rider for any qualified plan or IRA.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

The Additional Death Distribution may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Additional Death Distribution+

The optional Additional Death Distribution+ rider pays an additional death benefit amount when a death benefit is payable during the accumultion phase under your policy, in certain circumstances. The Additional Death Distribution+ is only available for issue ages through age 75.

Additional Death Distribution+ Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but currently equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.

No benefit is payable under the Additional Death Distribution+ if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see “Appendix – Additional Death Distribution+—Additional Information” for an example that illustrates the additional death benefit payable as well as the effect of a partial surrender on the Additional Death Distribution+ benefit amount.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Additional Death Distribution+, then the spouse will receive a one-time policy value increase equal to the Additional Death Distribution+. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.

Please note: the rider fee is deducted pro rata from each investment choice. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our Administrative and Service Office in writing in good order,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Additional Death

Distribution+ may not be re-elected for one year.

The tax consequences associated with this rider are not clear. This rider may violate the requirements of certain qualified plans and for any qualified plan or IRAs. Consult a tax adviser before electing this rider.

Please note: This feature terminates upon annuitization and there is a maximum annuiity commencement date.

The Additional Death Distribution+ may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Additional Death Distribution+. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of surrender;

•	must have a minimum cash value at the time of surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.

You may select this benefit at any time (during the accumulation phase) and there is no charge for this benefit.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person. There is no charge for this benefit.

There is no restricion on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Telephone Transactions

You may generally make certain transactions by telephone upon our receipt of the appropriate authorization.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for losses resulting from telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers and frequent or disruptive traders.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability in all circumstances.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers.

Transfers will begin as soon as the program is started.

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits—the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider Important aspects of each of these riders are summarized in the “Appendix—Guaranteed Lifetime Withdrawal benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade.

•	5 for Life Rider

•	5 for Life with Growth Rider

•	Income Select for Life Rider

•	Retirement Income Choice Rider

•	Retirement Income Choice with Double Withdrawal Base Benefit Rider

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

•

Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. We intend to include among the specified investment choices fixed account options to which excess interest adjustments do not apply. (See “Portfolio Allocation Method,” below.)

Guaranteed Minimum Accumulation Benefit

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charge or excess interest adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix—Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the Living Benefits Rider, (first as withdrawals from your policy value or, if necessary, as payments from us) we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees—on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix—Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to any surrender charge or excess interest adjustment; and

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero;

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals.

Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix—Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities VP—Service Class subaccount (which invests in the Transamerica U.S. Government Securities VP—Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government SecuritiesVP—Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment choices.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by sending us written notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income ChoiceSM 1.2 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.2 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value according to either the designated allocation option or open allocation option both of which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.2 rider for a qualified policy.

Retirement Income ChoiceSM 1.2 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $5,105 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $4,811.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever.

We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated according to the Designated Allocation option or the Open Allocation option. You should consult with your registered representative to assist you in determining whether the investment restrictions attributable to each option are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.2 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated according to either the Designated Allocation option or the Open Allocation option. (See “Allocation Options and Restrictions.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥ 75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Appendix—Guaranteed Lifetime Benefit Adjustment Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 75 VP – Service Class

American Funds - Asset Allocation Fund – Class 2

GE Investments Total Return Fund – Class 3

Designated Allocation Group B

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP – Service Class

Transamerica BlackRock Tactical Allocation VP – Service Class

Transamerica Index 50 VP – Service Class

Designated Allocation Group C

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Index 35 VP – Service Class

American Funds - Bond Fund – Class 2

Fixed Account

Transfers between the designated investment options in the Designated Allocation option are allowed as permitted under the policy; however, transfers as provided for in the policy from a designated investment option to a non-designated investment option are not permitted unless you change your allocation option to the Open Allocation option.

Open Allocation Option. Under the Open Allocation option, you may allocate to any investment options available under the policy.

If you elect the Open Allocation option, the OA Method will automatically be in effect. The OA Method uses a mathematical model which is designed to help the Company manage portfolio risk and support the guarantees under the rider. Under the OA Method, the mathematical model monitors your policy value and guarantees under the rider and transfers amounts back and forth between the OA Transamerica ProFund UltraBear VP subaccount or certain other subaccounts we choose (each an “OA subaccount” and collectively, the “OA subaccounts”) and the variable investment options you choose to the extent necessary to support the benefit guarantees. You will still have complete discretion over the selection of, and allocation to, the variable investment options for any portion of your policy value that the OA Method does not allocate to the OA subaccounts. You should read the underlying fund prospectus for the variable OA subaccounts carefully before you elect the Open Allocation option.

Transfers to the OA subaccounts according to the mathematical model will be proportionally from all your variable investment options. This mathematical model will not change once you purchase the rider, but we may use a different model for riders issued in the future.

The OA Method is designed to help manage the Company’s portfolio risk associated with negative performance and support the guarantees under the rider. You should not view the rider nor the OA Method as a “market timing” or other type of investment program designed to enhance your policy value. If you choose the Open Allocation option, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the OA subaccounts, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Open Allocation option.

Under the OA Method, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the OA subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the OA subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the OA subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors.

Transactions you make also affect the number of OA transfers including:

•	additional premium payments; and

•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional OA transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the OA subaccounts. OA Method transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the OA subaccounts first occur when the policy value drops by a cumulative amount of 2% to 5% over any period of time, although the mathematical model may make transfers to the OA subaccounts when the policy value drops by less than 3%. The mathematical model will not transfer more than 20% of the policy value to the OA subaccounts. If the policy value continues to fall, no more transfers to the OA subaccounts will occur. However, up to 30% of the policy value could be in the OA subaccounts due to negative performance of the investment options. If negative investment performance causes the percentage of the policy value in the OA subaccounts to exceed 30% then the mathematical model will transfer the excess policy value back into your investment options. The policy value allocated to the OA subaccounts will remain there unless your policy value recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the rider. This generally occurs when the policy value increases by 2.5% to 10% in relation to the guarantees under the rider, although the mathematical model may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the OA subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the OA subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.

See “Appendix—OA Method Transfers” in the SAI for more detail regarding the workings of the mathematical model, including the formula used to compute the allocation on a daily basis.

Please Note: The OA Transamerica ProFunds UltraBear VP subaccount invests in the Transamerica ProFunds UltraBear VP portfolio which is designed to seek daily investment results, before fees and expenses that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index. Please read the prospectus for the Transamerica ProFunds UltraBear VP portfolio to understand how its investment objective may affect your policy value if OA Method transfers occur to the OA Transamerica ProFunds UltraBear VP subaccount.

You cannot allocate premium payments or transfers to the OA subaccounts.

Please note:

•	If you no longer want to be subject to an allocation option, you will be required to terminate the rider. If you terminate the rider you will lose all of its benefits.

•

We can change or eliminate a designated allocation group at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.2 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.2 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix -Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders—Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Benefit. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income ChoiceSM 1.2 Fees

Retirement Income ChoiceSM 1.2 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups, or changes to other allocation options during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The Open Allocation option base quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

The Designated Allocation option base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups or different allocation options on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.2 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.2 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.2 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.2 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.2 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income ChoiceSM 1.4 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.4 rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.4 rider for a qualified policy.

Retirement Income ChoiceSM 1.4 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.4 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform

Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥ 75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Appendix - Guaranteed Lifetime Benefit Adjustment Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Options.

If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds - Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

Transamerica Asset Allocation - Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Transamerica Balanced VP – Service Class

Transamerica Efficient Markets VP – Service Class

Transamerica Index 75 VP – Service Class

GE Investments Total Return Fund – Class 3

Designated Allocation Group B

Transamerica Asset Allocation - Moderate VP – Service Class

Transamerica BlackRock Global Allocation VP – Service Class

Transamerica BlackRock Tactical Allocation VP – Service Class

Transamerica Index 50 VP – Service Class

Designated Allocation Group C

Transamerica Asset Allocation - Conservative VP – Service Class

Transamerica PIMCO Total Return VP – Service Class

Transamerica Money Market VP – Service Class

Transamerica U.S. Government Securities VP – Service Class

Transamerica Foxhall Global Conservative VP – Service Class

Transamerica Index 35 VP – Service Class

American Funds - Bond Fund – Class 2

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.4 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life; and

•	Income Enhancement.

There is an additional fee if you elect the Death Benefit and/or the Income Enhancement Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income Enhancement Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.4 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix -Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider and Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

3. Income Enhancement Benefit. If you elect this rider, you can also elect to have your withdrawal percentage double if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, because of a medical necessity, in a hospital or nursing facility and has been so confined for the elimination period (180 days within the last 365 days). Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”). The elimination period and waiting period can, but do not need to, run concurrently.

Please note:

•	You cannot elect the Income Enhancement Option if the qualifying person or persons is/are already confined in a hospital or nursing facility.

•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.

We will require confirmation of confinement while benefits are being received. Confirmation of confinement may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If confinement ceases, you may re-qualify by satisfying a 180-day elimination period requirement.

Retirement Income ChoiceSM 1.4 Fees

Retirement Income ChoiceSM 1.4 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.4 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.4 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.4 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.4 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.4 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our Administrative and Service Office. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s). We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until we have received them in good order at our Administrative and Service Office. “good order” means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically, along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extend applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt (by us) of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: 240-744-3030.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Life Insurance Company

Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company.

Financial Condition of the Company

We pay benefits under your Contract from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC;s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA C, under the laws of the State of Iowa on February 20, 1997. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2009, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $6,350 to $500,000, and payments of between 0.10% and 1.32% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2009, we and/or TCI had such “preferred product” arrangements with the following selling firms:

Bank of America

CCO Investments Services Corp.

Centarus Financial, Inc.

Compass Brokerage, Inc.

CUSO FinancialServices, L.P.

Equity Services

Fintegra

Girard Securities

Hantz Financial Services, Inc.

Harbour Investments

Intersecurities now Transamerica Financial

Investment Centers, Inc.

Investors Capital National Convention

James T Borello & Company

Kovack Securities

Life Investors

LPL Financial

M & T Securities, Inc.

Merrill Lynch

Money Concepts

Morgan Stanley

National Life Group

Newbridge Financial

Next Financial Group

Park Avenue Securities LLC

Raymond James and Associates

Raymond James Financial Services

Signator Investments

Smith Barney

Summit Equities

Suntrust Annual

The Huntington Investment Company

The Planner Network

UBS Financial Services

UnionBanc Investment Services LLC

US Bancorp Investments, Inc.

USAdvisors Network

Valmark Securities, Inc.

Wachovia Bank

Wachovia Securities

Waterstone

World Group Securities

During 2009, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2009
Merrill Lynch	$1,162,747
LPL Financial	$804,802
Wachovia Securities	$629,664
Smith Barney	$614,101
Wachovia Bank	$540,907
USB Financial Services	$539,035
Raymond James Financial Services	$482,953
Bank of America	$357,620
Intersecurities now Transamerica Financial	$311,101
CCO Investments Services Corp.	$164,471

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Legal Matters
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Appendix - Condensed Financial Information
Appendix - OA Method Transfers

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2009. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205

writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2009	$0.791431	$0.966309	1,265,314.746
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.791431	563,870.227

Transamerica Asset Allocation - Moderate VP – Service Class	2009	$0.762186	$0.940237	2,160,857.065
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.762186	947,916.482

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2009	$0.713754	$0.892151	2,362,317.497
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.713754	1,546,176.982

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995050	$0.982701	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.682446	$0.862757	800,529.083
Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.682446	421,387.192

Transamerica PIMCO Total Return VP – Service Class	2009	$0.914994	$1.035311	471,475.370
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.914994	72,995.997

Transamerica Efficient Markets VP – Service Class	2009	$1.035705	$1.193244	12,080.282
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035705	0.000

Transamerica Balanced VP – Service Class(1)	2009	$0.730662	$0.899500	21,305.971
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.730662	16,101.843

Transamerica Money Market VP – Service Class	2009	$0.997589	$0.975272	996,690.791
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.997589	1,357,986.981

Transamerica U.S. Government Securities VP – Service Class	2009	$1.027019	$1.046062	207,171.653
Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.027019	395,944.485

Transamerica Value Balanced VP – Service Class(1)	2009	$0.711667	$0.856670	57,971.506
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.711667	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999938	$0.997328	0.000

Transamerica Index 50 VP – Service Class	2009	$0.813516	$0.926675	682,438.411
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.813516	0.000

Transamerica Index 75 VP – Service Class	2009	$0.717974	$0.864525	475,568.355
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717974	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.011883	$1.228584	27,825.950
Subaccount Inception Date Novemeber 10, 2008	2008	$1.000000	$1.011883	0.000

American Funds - Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989760	$1.007237	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000881	$0.992961	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.662108	$0.895254	478,687.414
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.662108	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989224	$1.255873	198,272.238
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989224	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988792	$1.002880	0.000

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(2)	2009	$0.776339	$0.917970	25,313.756
Subaccount Inception Date May 1, 2001	2008	$1.247137	$0.776339	30,283.540
	2007	$1.280857	$1.247137	93,377.347
	2006	$1.086762	$1.280857	98,881.302
	2005	$1.059628	$1.086762	103,567.629
	2004	$0.944663	$1.059628	108,039.729
	2003	$0.744847	$0.944663	118,820.203
	2002	$0.938285	$0.744847	157,118.419
	2001	$1.000000	$0.938285	11,479.596

Transamerica Asset Allocation - Conservative VP – Initial Class	2009	$1.063539	$1.311504	45,002.562
Subaccount Inception Date May 1, 2002	2008	$1.370333	$1.063539	26,869.950
	2007	$1.308178	$1.370333	29,587.249
	2006	$1.213762	$1.308178	204,064.232
	2005	$1.171794	$1.213762	0.000
	2004	$1.084641	$1.171794	228,564.376
	2003	$0.896108	$1.084641	315,412.392
	2002	$1.000000	$0.896108	119,764.901

Transamerica Asset Allocation - Growth VP – Initial Class	2009	$0.924844	$1.182285	61,344.854
Subaccount Inception Date May 1, 2002	2008	$1.555945	$0.924844	84,805.080
	2007	$1.466466	$1.555945	93,704.023
	2006	$1.287977	$1.466466	85,317.958
	2005	$1.165251	$1.287977	93,689.817
	2004	$1.036347	$1.165251	93,961.322
	2003	$0.804600	$1.036347	45,928.750
	2002	$1.000000	$0.804600	174.81

Transamerica Asset Allocation - Moderate VP – Initial Class	2009	$1.053395	$1.311197	273,350.542
Subaccount Inception Date May 1, 2002	2008	$1.444964	$1.053395	310,318.177
	2007	$1.359333	$1.444964	300,983.353
	2006	$1.238214	$1.359333	127,310.594
	2005	$1.170234	$1.238214	134,300.445
	2004	$1.066862	$1.170234	241,302.481
	2003	$0.867636	$1.066862	116,942.124
	2002	$1.000000	$0.867636	99.89

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2009	$1.001893	$1.264418	122,122.339
Subaccount Inception Date May 1, 2002	2008	$1.513286	$1.001893	138,904.100
	2007	$1.425519	$1.513286	137,170.026
	2006	$1.271629	$1.425519	254,339.275
	2005	$1.174845	$1.271629	211,079.827
	2004	$1.050773	$1.174845	247,111.638
	2003	$0.839081	$1.050773	264,074.877
	2002	$1.000000	$0.839081	187,026.692

Transamerica International Moderate Growth VP – Service Class	2009	$0.690284	$0.879106	15,043.256
Subaccount Inception Date May 1, 2006	2008	$1.100802	$0.690284	79,356.005
	2007	$1.030435	$1.100802	81,135.694
	2006	$1.000000	$1.030435	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(2)	2009	$1.046107	$1.174261	22,601.082
Subaccount Inception Date December 13, 1999	2008	$1.606977	$1.046107	30,887.685
	2007	$1.559685	$1.606977	57,467.103
	2006	$1.354580	$1.559685	40,039.099
	2005	$1.186405	$1.354580	48,947.675
	2004	$1.018118	$1.186405	52,492.353
	2003	$0.796637	$1.018118	63,136.781
	2002	$0.943003	$0.796637	176,528.167
	2001	$1.000000	$0.943003	108,846.802

Transamerica BlackRock Tactical Allocation VP – Service Class	2009
Subaccount Inception Date May 1, 2009		$0.993363	$1.003130	0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.326025	$1.742145	28,810.718
Subaccount Inception Date May 1, 2002	2008	$2.337148	$1.326025	21,356.723
	2007	$2.544168	$2.337148	19,126.450
	2006	$1.815856	$2.544168	23,753.763
	2005	$1.624970	$1.815856	25,340.630
	2004	$1.242059	$1.624970	1,583.126
	2003	$0.929213	$1.242059	0.000
	2002	$1.000000	$0.929213	27,593.023

Transamerica Index 35 VP – Service Class	2009
Subaccount Inception Date November 19, 2009		$0.999958	$0.998190	0.000

Transamerica Index 50 VP – Service Class	2009
Subaccount Inception Date May 1, 2008		$0.991642	$0.996117	0.000

Transamerica Index 75 VP – Service Class	2009
Subaccount Inception Date May 1, 2008		$0.988772	$0.999308	0.000

Transamerica Index 100 VP – Service Class	2009
Subaccount Inception Date November 19, 2009		$0.999958	$1.024147	0.000

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.679456	$0.867071	32,839.314
Subaccount Inception Date December 13, 1999	2008	$1.101409	$0.679456	36,038.078
	2007	$1.070028	$1.101409	99,646.892
	2006	$0.942288	$1.070028	103,756.955
	2005	$0.924871	$0.942288	106,292.400
	2004	$0.846025	$0.924871	111,064.953
	2003	$0.666282	$0.846025	261,994.931
	2002	$0.897283	$0.666282	125,360.672
	2001	$1.000000	$0.897283	55,879.243

Transamerica JPMorgan Mid Cap Value VP – Service Class	2009
Subaccount Inception Date November 19, 2009		$0.985157	$1.029587	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.620523	$0.861605	0.000
Subaccount Inception Date December 13. 1999	2008	$1.000404	$0.620523	0.000
	2007	$0.911090	$1.000404	64,713.714
	2006	$0.907366	$0.911090	104,636.353
	2005	$0.809746	$0.907366	109,866.924
	2004	$0.753552	$0.809746	112,217.423
	2003	$0.594247	$0.753552	132,398.534
	2002	$0.871348	$0.594247	151,808.208
	2001	$1.000000	$0.871348	47,415.782

Transamerica Focus VP – Initial Class(4)	2009	$0.746900	$0.940772	53,936.120
Subaccount Inception Date December 13, 1999	2008	$1.192002	$0.746900	58,765.279
	2007	$1.198165	$1.192002	93,204.669
	2006	$1.026242	$1.198165	115,162.357
	2005	$1.001272	$1.026242	169,179.072
	2004	$0.931671	$1.001272	173,787.963
	2003	$0.700028	$0.931671	180,259.408
	2002	$0.944258	$0.700028	229,142.2322
	2001	$1.000000	$0.944258	73,305.802

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$0.997541	$1.446340	51,556.168
Subaccount Inception Date December 13, 1999	2008	$1.354337	$0.997541	58,145.551
	2007	$1.350404	$1.354337	82,864.697
	2006	$1.235967	$1.350404	85,452.834
	2005	$1.232722	$1.235967	94,255.252
	2004	$1.140477	$1.232722	96,144.530
	2003	$0.983646	$1.140477	117,636.817
	2002	$0.978607	$0.983646	153,982.191
	2001	$1.000000	$0.978607	72,409.466

Transamerica MFS International Equity VP – Initial Class	2009	$0.819162	$1.070292	542.187
Subaccount Inception Date May 1, 2001	2008	$1.285611	$0.819162	24,420.537
	2007	$1.196166	$1.285611	29,936.315
	2006	$0.986968	$1.196166	4,312.190
	2005	$0.887981	$0.986968	4,540.364
	2004	$0.788649	$0.887981	21,162.965
	2003	$0.639197	$0.788649	68,802.504
	2002	$0.832379	$0.639197	29,251.177
	2001	$1.000000	$0.832379	26,567.211

Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.676567	$0.843694	23,217.986
Subaccount Inception Date December 13, 1999	2008	$1.163509	$0.676567	23,346.054
	2007	$0.981394	$1.163509	26,999.615
	2006	$0.945843	$0.981394	27,260.145
	2005	$0.884532	$0.945843	38,870.516
	2004	$0.800254	$0.884532	41,181.272
	2003	$0.643223	$0.800254	43,648.735
	2002	$0.882510	$0.643223	48,553.376
	2001	$1.000000	$0.882510	1,000.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Initial Class	2009	$1.186501	$1.355748	90,298.069
Subaccount Inception Date May 1, 2002	2008	$1.239554	$1.186501	76,256.240
	2007	$1.155465	$1.239554	81,646.518
	2006	$1.125921	$1.155465	100,871.964
	2005	$1.117299	$1.125921	106,254.623
	2004	$1.085852	$1.117299	89,921.168
	2003	$1.051137	$1.085852	90,351.146
	2002	$1.000000	$1.051137	106,777.025

Transamerica T. Rowe Price Equity Income VP – Initial Class(2)	2009	$0.912719	$1.127269	105,955.636
Subaccount Inception Date December 13, 1999	2008	$1.447679	$0.912719	121,744.121
	2007	$1.423031	$1.447679	140,837.091
	2006	$1.214697	$1.423031	225,410.064
	2005	$1.184792	$1.214697	468,168.360
	2004	$1.047972	$1.184792	651,216.063
	2003	$0.847362	$1.047972	563,445.004
	2002	$0.986973	$0.847362	469,887.337
	2001	$1.000000	$0.986973	137,141.805

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.708318	$0.999619	29,987.293
Subaccount Inception Date December 13, 1999	2008	$1.248384	$0.708318	33,743.819
	2007	$1.153503	$1.248384	31,517.442
	2006	$1.033092	$1.153503	43,585.999
	2005	$0.988158	$1.033092	43,736.830
	2004	$0.913478	$0.988158	32,074.381
	2003	$0.709404	$0.913478	52,418.821
	2002	$0.933349	$0.709404	139,147.715
	2001	$1.000000	$0.933349	122,820.297

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.772071	$1.054538	248.350
Subaccount Inception Date December 13, 1999	2008	$1.229984	$0.772071	197.148
	2007	$1.139640	$1.229984	22,090.270
	2006	$1.117184	$1.139640	21,916.378
	2005	$1.025631	$1.117184	21,916.378
	2004	$0.943746	$1.025631	21,916.378
	2003	$0.682575	$0.943746	39,498.278
	2002	$0.954095	$0.682575	998.912
	2001	$1.000000	$0.954095	1000.000

Transamerica Templeton Global VP – Initial Class(6)	2009	$0.745369	$0.941858	45,627.856
Subaccount Inception Date December 13, 1999	2008	$1.343904	$0.745369	2,319.487
	2007	$1.184292	$1.343904	1,005.180
	2006	$1.012369	$1.184292	0.000
	2005	$0.956578	$1.012369	0.000
	2004	$1.000000	$0.956578	0.000

Transamerica Balanced VP – Initial Class(1)	2009	$0.980965	$1.220025	0.000
Subaccount Inception Date May 1, 2002	2008	$1.473732	$0.980965	0.000
	2007	$1.317444	$1.473732	2,183.902
	2006	$1.225959	$1.317444	3,212.590
	2005	$1.153085	$1.225959	8,325.102
	2004	$1.053487	$1.153085	2,108.559
	2003	$0.939281	$1.053487	2,420.719
	2002	$1.000000	$0.939281	99.890

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities VP – Initial Class	2009	$1.015596	$1.313104	0.000
Subaccount Inception Date May 1, 2002	2008	$1.633852	$1.015596	32,464.298
	2007	$1.398675	$1.633852	34,305.500
	2006	$1.280730	$1.398675	34,100.448
	2005	$1.251920	$1.280730	32,713.061
	2004	$1.123331	$1.251920	0.000
	2003	$0.922464	$1.123331	0.000
	2002	$1.000000	$0.922464	99.890

Transamerica WMC Diversified Growth VP – Initial Class(7)	2009	$0.734955	$0.935035	56,680.813
Subaccount Inception Date December 13, 1999	2008	$1.382371	$0.734955	147,192.042
	2007	$1.207305	$1.382371	188,967.895
	2006	$1.127697	$1.207305	214,253.892
	2005	$0.982633	$1.127697	158,220.548
	2004	$0.861695	$0.982633	169,660.200
	2003	$0.666828	$0.861695	190,538.067
	2002	$0.870883	$0.666828	226,311.413
	2001	$1.000000	$0.870883	118,422.035

Transamerica Growth Opportunities VP – Initial Class	2009	$1.157534	$1.560035	1,980.541
Subaccount Inception Date May 1, 2001	2008	$1.989306	$1.157534	1,778.436
	2007	$1.641377	$1.989306	1,783.167
	2006	$1.585844	$1.641377	2,149.874
	2005	$1.385499	$1.585844	9,104.621
	2004	$1.206427	$1.385499	10,194.638
	2003	$0.933694	$1.206427	14,035.568
	2002	$1.106549	$0.933694	41,634.474
	2001	$1.000000	$1.106549	42,498.296

Transamerica Money Market – Initial Class	2009	$1.082161	$1.067022	0.000
Subaccount Inception Date December 13, 1999	2008	$1.073301	$1.082161	326.568
	2007	$1.037829	$1.073301	9,853.813
	2006	$1.006269	$1.037829	182,969.109
	2005	$0.993185	$1.006269	190,499.757
	2004	$0.998585	$0.993185	9,601.684
	2003	$1.000000	$0.998585	534.587

Transamerica Science & Technology VP – Initial Class(6)	2009	$0.492975	$0.765878	0.000
Subaccount Inception Date May 1, 2001	2008	$0.973915	$0.492975	0.000
	2007	$0.745053	$0.973915	0.000
	2006	$0.749053	$0.745053	0.000
	2005	$0.745263	$0.749053	0.000
	2004	$0.700395	$0.745263	0.000
	2003	$0.471165	$0.700395	0.000
	2002	$0.773226	$0.471165	2,882.297
	2001	$1.000000	$0.773226	1,000.000

Transamerica Small/Mid Cap Value VP – Initial Class	2009	$1.165827	$1.644130	52,086.099
Subaccount Inception Date December 13, 1999	2008	$2.002212	$1.165827	128,735.856
	2007	$1.630121	$2.002212	241,688.250
	2006	$1.402172	$1.630121	275,763.581
	2005	$1.253809	$1.402172	513,355.956
	2004	$1.094395	$1.253809	532,172.496
	2003	$0.582372	$1.094395	514,636.128
	2002	$0.976962	$0.582372	577,620.892
	2001	$1.000000	$0.976962	200,821.027

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica U.S. Government Securities VP – Initial Class	2009	$1.235573	$1.271074	67,193.705
Subaccount Inception Date December 13, 1999	2008	$1.165487	$1.235573	87,694.910
	2007	$1.116132	$1.165487	34,097.380
	2006	$1.097485	$1.116132	36,316.991
	2005	$1.090132	$1.097485	57,449.028
	2004	$1.071750	$1.090132	102,051.991
	2003	$1.057207	$1.071750	126,779.085
	2002	$1.014592	$1.057207	374,800.397
	2001	$1.000000	$1.014592	327,040.329

Transamerica U.S. Government Securities VP – Service Class	2009	$1.149598	$1.179574	0.000
Subaccount Inception Date December 13, 1999	2008	$1.086878	$1.149598	0.000
	2007	$1.043482	$1.086878	0.000
	2006	$1.028154	$1.043482	0.000
	2005	$1.023764	$1.028154	0.000
	2004	$1.010345	$1.023764	0.000
	2003	$1.000000	$1.010345	0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(8)	2009	$0.946077	$1.172768	25,092.857
Subaccount Inception Date December 13, 1999	2008	$1.570765	$0.946077	35,689.765
	2007	$1.379911	$1.570765	36,582.814
	2006	$1.134538	$1.379911	32,697.516
	2005	$1.012440	$1.134538	45,016.129
	2004	$0.886038	$1.012440	47,063.728
	2003	$0.677481	$0.886038	49,151.481
	2002	$0.828616	$0.677481	127,231.249
	2001	$1.000000	$0.828616	82,418.958

Transamerica Multi Managed Large Cap Core VP – Initial Class(9)	2009	$0.753873	$1.079484	86,162.636
Subaccount Inception Date December 13, 1999	2008	$1.321903	$0.753873	101,301.030
	2007	$1.228845	$1.321903	131,555.271
	2006	$1.130969	$1.228845	154,077.224
	2005	$1.049636	$1.130969	244,819.390
	2004	$0.945384	$1.049636	309,842.128
	2003	$0.792879	$0.945384	337,550.121
	2002	$0.962911	$0.792879	390,514.516
	2001	$1.000000	$0.962911	41,968.536

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class (10)	2009	$0.516977	$0.817385	21,201.333
Subaccount Inception Date May 1, 2001	2008	$0.977513	$0.516977	21,346.952
	2007	$0.810185	$0.977513	23,311.957
	2006	$0.748559	$0.810185	39,170.879
	2005	$0.706779	$0.748559	40,327.195
	2004	$0.669908	$0.706779	52,300.306
	2003	$0.530826	$0.669908	50,579.297
	2002	$0.805310	$0.530826	52,969.144
	2001	$1.000000	$0.805310	15,552.750

Invesco V.I. Basic Value Fund – Series II Shares(11)	2009	$0.592358	$0.861770	0.000
Subaccount Inception Date May 1, 2002	2008	$1.250803	$0.592358	72.933
	2007	$1.253207	$1.250803	52.236
	2006	$1.126766	$1.253207	0.000
	2005	$1.085273	$1.126766	0.000
	2004	$0.994356	$1.085273	0.000
	2003	$0.757548	$0.994356	0.000
	2002	$1.000000	$0.757548	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. Capital Appreciation Fund – Series II Shares(11)	2009	$0.732952	$0.871300	0.000
Subaccount Inception Date May 1, 2002	2008	$1.297388	$0.732952	0.000
	2007	$1.179248	$1.297388	0.000
	2006	$1.129078	$1.179248	0.000
	2005	$1.055944	$1.129078	0.000
	2004	$1.008489	$1.055944	0.000
	2003	$0.792764	$1.008489	0.000
	2002	$1.000000	$0.792764	99.890

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.722264	$0.855967	97,266.825
Subaccount Inception Date May 1, 2001	2008	$1.236841	$0.722264	187,228.610
	2007	$1.197896	$1.236841	280,029.890
	2006	$1.039808	$1.197896	297,924.629
	2005	$1.009478	$1.039808	333,770.239
	2004	$0.921732	$1.009478	446,236.516
	2003	$0.708109	$0.921732	483,774.313
	2002	$0.925071	$0.708109	631,692.556
	2001	$1.000000	$0.925071	198,836.774

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.553250	$0.746965	0.000
Subaccount Inception Date May 1, 2001	2008	$0.933656	$0.553250	83,080.529
	2007	$0.834587	$0.933656	92,567.930
	2006	$0.852963	$0.834587	97,790.445
	2005	$0.754200	$0.852963	103,745.905
	2004	$0.706925	$0.754200	110,949.221
	2003	$0.581903	$0.706925	118,632.568
	2002	$0.854462	$0.581903	141,728.704
	2001	$1.000000	$0.854462	87,415.361

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.989701	$1.320272	50,707.914
Subaccount Inception Date May 1, 2000	2008	$1.753860	$0.989701	76,861.361
	2007	$1.518462	$1.753860	63,440.236
	2006	$1.383752	$1.518462	31,843.153
	2005	$1.204608	$1.383752	30,360.745
	2004	$1.062289	$1.204608	0.000
	2003	$0.841480	$1.062289	0.000
	2002	$0.945328	$0.841480	43,976.847
	2001	$1.000000	$0.945328	11,260.971

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.738290	$0.944282	29,391.663
Subaccount Inception Date May 1, 2000	2008	$1.311118	$0.738290	32,372.172
	2007	$1.314819	$1.311118	65,079.487
	2006	$1.113273	$1.314819	131,771.939
	2005	$1.070829	$1.113273	141,970.581
	2004	$0.977653	$1.070829	160,638.800
	2003	$0.763516	$0.977653	161,139.795
	2002	$0.935892	$0.763516	231,085.767
	2001	$1.000000	$0.935892	58,950.541

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.556480	$0.701231	1,747.672
Subaccount Inception Date May 1, 2001	2008	$1.072563	$0.556480	0.000
	2007	$0.860003	$1.072563	0.000
	2006	$0.819443	$0.860003	0.000
	2005	$0.788705	$0.819443	0.000
	2004	$0.776712	$0.788705	18,757.625
	2003	$0.595094	$0.776712	18,816.610
	2002	$0.867001	$0.595094	48,655.770
	2001	$1.000000	$0.867001	1,000.000

Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2009	$0.556143	$0.796624	0.000
Subaccount Inception Date May 1, 2000	2008	$1.258957	$0.556143	0.000
	2007	$1.040290	$1.258957	0.000
	2006	$1.004935	$1.040290	0.000
	2005	$0.938993	$1.004935	0.000
	2004	$0.892116	$0.938993	0.000
	2003	$0.700088	$0.892116	0.000
	2002	$0.911567	$0.700088	998.915
	2001	$1.000000	$0.911567	8,487.477

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.321413	$1.818522	55,802.128
Subaccount Inception Date May 1, 2000	2008	$2.222083	$1.321413	68,010.444
	2007	$1.956606	$2.222083	140,991.919
	2006	$1.767617	$1.956606	162,904.304
	2005	$1.520914	$1.767617	194,908.573
	2004	$1.239038	$1.520914	213,253.272
	2003	$0.910103	$1.239038	256,755.139
	2002	$1.027192	$0.910103	315,453.564
	2001	$1.000000	$1.027192	66,684.529

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.745622	$1.153874	0.000
Subaccount Inception Date May 1, 2002	2008	$1.554448	$0.745622	10,475.209
	2007	$1.497211	$1.554448	11,246.783
	2006	$1.310560	$1.497211	11,856.139
	2005	$1.299278	$1.310560	12,545.279
	2004	$1.159068	$1.299278	13,333.769
	2003	$0.747954	$1.159068	14,206.022
	2002	$1.000000	$0.747954	15,478.691

Franklin Income Securities Fund – Class 2	2009	$0.671488	$0.896617	807.217
Subaccount Inception Date May 1, 2007	2008	$0.969437	$0.671488	0.000
	2007	$1.000000	$0.969437	0.000

Mutual Shares Securities Fund – Class 2	2009	$0.596665	$0.740603	0.000
Subaccount Inception Date May 1, 2007	2008	$0.963492	$0.596665	0.000
	2007	$1.000000	$0.963492	0.000

Templeton Foreign Securities Fund – Class 2	2009	$0.627021	$0.846164	0.000
Subaccount Inception Date May 1, 2007	2008	$1.068021	$0.627021	0.000
	2007	$1.000000	$1.068021	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen - Enterprise Portfolio – Service Shares	2009	$0.698738	$0.993891	0.000
Subaccount Inception Date October 9, 2000	2008	$1.263968	$0.698738	0.000
	2007	$1.054417	$1.263968	33,083.812
	2006	$0.944988	$1.054417	36,026.489
	2005	$0.856564	$0.944988	39,050.027
	2004	$0.722029	$0.856564	42,322.781
	2003	$0.544079	$0.722029	55,410.836
	2002	$0.768654	$0.544079	62,830.493
	2001	$1.000000	$0.768654	1000.000

Janus Aspen - Perkins Mid Cap Value Portfolio – Service Shares	2009	$1.012444	$1.325201	21,876.985
Subaccount Inception Date October 9, 2000	2008	$1.425989	$1.012444	21,997.649
	2007	$1.351312	$1.425989	22,060.190
	2006	$1.192545	$1.351312	22,118.720
	2005	$1.100856	$1.192545	31,645.868
	2004	$0.949036	$1.100856	45,013.571
	2003	$0.682460	$0.949036	45,158.079
	2002	$0.905027	$0.682460	46,363.612
	2001	$1.000000	$0.905027	1000.000

Janus Aspen - Worldwide Portfolio – Service Shares	2009	$0.541386	$0.732523	0.000
Subaccount Inception Date October 9, 2000	2008	$0.996184	$0.541386	0.000
	2007	$0.925085	$0.996184	0.000
	2006	$0.796510	$0.925085	2,991.444
	2005	$0.766160	$0.796510	4,083.602
	2004	$0.744370	$0.766160	5,757.542
	2003	$0.611173	$0.744370	7,536.922
	2002	$0.835427	$0.611173	10,273.679
	2001	$1.000000	$0.835427	1000.000

MFS ® New Discovery Series – Service Class	2009	$0.707617	$1.135251	0.000
Subaccount Inception Date May 1, 2002	2008	$1.188222	$0.707617	10,246.140
	2007	$1.180187	$1.188222	11,000.863
	2006	$1.061215	$1.180187	11,596.900
	2005	$1.025998	$1.061215	12,270.995
	2004	$0.981034	$1.025998	13,042.228
	2003	$0.746621	$0.981034	13,895.388
	2002	$1.000000	$0.746621	15,142.427

MFS ® Total Return Series – Service Class	2009	$0.995840	$1.154449	0.000
Subaccount Inception Date May 1, 2002	2008	$1.301938	$0.995840	0.000
	2007	$1.272166	$1.301938	0.000
	2006	$1.157309	$1.272166	0.000
	2005	$1.145445	$1.157309	0.000
	2004	$1.047708	$1.145445	0.000
	2003	$0.917149	$1.047708	0.000
	2002	$1.000000	$0.917149	99.890

(1)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(2)	Transamerica American Century Large Company Value VP, Transamerica Capital Guardian Value VP and Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.
(3)	Transamerica Marsico Growth VP and Transamerica T. Rowe Price Growth Stock VP merged into Transamerica Jennison Growth VP.
(4)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(5)	Formerly known as Transamerica MFS High Yield VP.
(6)	Transamerica Science & Technology VP merged into Transamerica Templeton Global VP and Transamerica Templeton Global VP changed its name to Transamerica Diversified Equity VP.

CONDENSED FINANCIAL INFORMATION — (Continued)

(7)	Formerly known as Transamerica Equity VP.
(8)	References to “AIM” have been replaced with “Invesco” due to branding changes.
(9)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(10)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(11)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Policy Form/Endorsement	Approximate First Issue Date
AV464 101 121 799	December 1999
RGMI 1 798 (Family Income Protector)	December 1999
AV630 101 138 101	May 2001
AV710 101 147 102	May 2002
AV950 101 175 603	November 2003

Product Feature	Extra Form Number: – AV464 101 121 799 – RGMI 1 798		Extra 2001 Form Number: – AV630 101 138 101 – RGMI 1 798		Extra 2002 Form Number: – AV710 101 147 102 – RGMI 1 798
Guaranteed Minimum Death Benefit Option(s)

Annual Step-Up Death Benefit—the largest policy value on the policy date or on any policy anniversary before you reach age 76; plus any premium payments you have made since then; minus any adjusted partial surrenders (discussed below) we have paid to you since then.

Option is available if owner or annuitant is 74 or younger.

Annual Step-Up Death Benefit— the largest policy value on the policy date or on any policy anniversary before you reach age 81; plus any premium payments you have made since then; minus any adjusted partial surrenders (discussed below) we have paid to you since then.

Option is available if owner or annuitant is 79 or younger.

A. Double Enhanced Death Benefit - greater of

1) 6% Annually Compounding through age 80

2) monthly step-up through age 80

B. Return of Premium

Option A is available if both owner and annuitant are under age 81. Option B is available if both owner and annuitant are under age 84.

Death Proceeds	Greatest of:		Greatest of:		Greatest of:

	1)	policy value	1)	policy value	1)	policy value

	2)	cash value	2)	cash value	2)	cash value

	3)	guaranteed minimum death benefit.	3)	guaranteed minimum death benefit.	3)	guaranteed minimum death benefit.

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date		• 1.75% for Annual Step-Up.		• 1.75% for Annual Step-Up - first 10 Policy Years.		•	1.75% for Return of Premium - for first 10 Policy Years.
				• 1.55% for Annual Step-Up - after first 10 Policy Years.		•	1.30% for Return of Premium - after 10 Policy Years.
						•	2.00% for Double Enhanced - for first 10 Policy Years.
						•	1.55% for Double Enhanced - after first 10 Policy Years.

Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.55%		Yes - 1.25%		Yes - 1.25%

Fund Facilitation Fee	No		No		No

Premium Enhancement	Yes		Yes		Yes

	Up to 5% for ages 0-69		Up to 5% for ages 0-69		Up to 5% for ages 0-69

	Up to 4% for ages 70+		Up to 4% for ages 70+		Up to 4% for ages 70+.

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.		1, 3, 5, and 7 year guaranteed periods available.		1, 3, 5, and 7 year guaranteed periods available.

Annual Contract Charge (Service Charge)	Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value is at least $100,000 or if the sum of your premiums, less all partial surrenders, is at least $100,000.		Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value is at least $100,000 or if the sum of your premiums, less all partial surrenders, is at least $100,000.		Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Product Feature	Extra Form Number: – AV464 101 121 799 – RGMI 1 798		Extra 2001 Form Number: – AV630 101 138 101 – RGMI 1 798		Extra 2002 Form Number: – AV710 101 147 102 – RGMI 1 798
Optional Riders	•	5 for Life 2005	•	5 for Life 2005	•	5 for Life 2005

	•	Family Income Protector	•	Family Income Protector	•	Family Income Protector

	•	Managed Annuity Program	•	Managed Annuity Program	•	Managed Annuity Program

	•	Managed Annuity Program II	•	Managed Annuity Program II	•	Managed Annuity Program II

	•	Living Benefit Rider 2003	•	Living Benefit Rider 2003	•	Living Benefit Rider 2003

	•	Living Benefit Rider 2005	•	Living Benefit Rider 2005	•	Living Benefit Rider 2005

	•	Taxpayer	•	Taxpayer	•	Taxpayer

	•	Taxpayer Plus 2	•	Taxpayer Plus 2	•	Taxpayer Plus 2

	•	Taxpayer 2003	•	Taxpayer 2003	•	Taxpayer 2003

Excess Interest Adjustment	Yes		Yes		Yes

Asset Rebalancing Option	Yes		Yes		Yes

Dollar Cost Averaging Option	Yes		Yes		Yes

Nursing Care and Terminal Condition Withdrawal Option	Yes		Yes		Yes

Unemployment Waiver	Yes		Yes		Yes

Product Feature	Extra 2002 (Revised) Form Number: – AV710 101 147 102 – RGMI 1 798		Extra 2003 Form Number: – AV950 101 175 603		Extra 2008 Form Number: – AV950 101 175 603
Death Proceeds	Greatest of:		Greatest of:		Greatest of:

	1)	policy value	1)	policy value	1)	policy value

	2)	cash value	2)	cash value	2)	cash value

	3)	guaranteed minimum death benefit.	3)	guaranteed minimum death benefit.	3)	guaranteed minimum death benefit.

Guaranteed Minimum Death Benefit Option(s)	Return of Premium Death Benefit (available if owner and annuitant are age 84 or younger).		Return of Premium Death Benefit (RGMD 8 0603) available if owner and annuitant are age 84 or younger.		A.	Return of Premium Death Benefit (RGMD 8 0603)
					B.	Modal Step Up (RGMD 5 0103)
					C.	Double Enhanced (RGMD 15 0108)
Option A is available if owner and annuitant are age 90 or younger. Option B and Option C are available if owner and annuitant are age 75 or younger.

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date		• 1.75% for Return of Premium - for first 10 Policy Years.		• 1.75% for Return of Premium - for first 10 Policy Years.		• 1.65% for Return of Premium.
		• 1.30% for Return of Premium - after 10 Policy Years.		• 1.30% for Return of Premium - after 10 Policy Years.		• 1.85% for Annual Step-Up.
• 2.30% for Double Enhanced.

Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.25%		Yes - 1.25%			Yes - 1.25%

Product Feature	Extra 2002 (Revised) Form Number: – AV710 101 147 102 – RGMI 1 798	Extra 2003 Form Number: – AV950 101 175 603		Extra 2008 Form Number: – AV950 101 175 603

Fund Facilitation Fee	No	Yes -		Yes -

		•	0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.	• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

		•	0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.	• 0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

		•	0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.	• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

		•	0.10% if you choose Transamerica BlackRock Global Allocation VP.	• 0.10% if you choose Transamerica BlackRock Global Allocation VP.

Premium Enhancement	Yes – 4%	Yes – 4% - 5.5%		Yes – Based on Attained Age

Age 0-59 = 5.5%

Age 60-69 = 5%

Age 70-79 = 4%

Age 80+ = 2%

Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.		1, 3, 5, and 7 year guaranteed periods available.

Annual Contract Charge (Service Charge)	Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.	Annual service charge of $40 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $100,000.		Annual service charge currently of $35 (can charge up to $40, but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $100,000.

Optional Riders	• 5 for Life 2005	•	Living Benefit Rider 2003	• Living Benefit Rider 2005
	• 5 for Life with Growth	•	Living Benefit Rider 2005	• Retirement Income ChoiceSM
	• 5 for Life Growth with Death Benefit	•	5 for Life 2005	• Retirement Income ChoiceSM 2008 (with Double Withdrawal Base Benefit)
	• Living Benefit Rider 2003	•	Income Select for Life	• Retirement Income ChoiceSM 1.2
	• Living Benefit Rider 2005	•	Retirement Income ChoiceSM	• Retirement Income ChoiceSM 1.4
	• Tax Payer 2003	•	Retirement Income SM Choice 2008 (with Double Withdrawal Base Benefit)	• Taxpayer 2003
	• Taxpayer Plus 2	•	Retirement Income ChoiceSM 1.2	• Taxpayer Plus 2
		•	Retirement Income ChoiceSM 1.4
		•	Taxpayer 2003
		•	Taxpayer Plus 2

Excess Interest Adjustment	Yes	Yes		Yes

Asset Rebalancing Option	Yes	Yes		Yes

Dollar Cost Averaging Option	Yes	Yes		Yes

Product Feature	Extra 2002 (Revised) Form Number: – AV710 101 147 102 – RGMI 1 798	Extra 2003 Form Number: – AV950 101 175 603	Extra 2008 Form Number: – AV950 101 175 603
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes

Unemployment Waiver	Yes	Yes	Yes

APPENDIX

EXCESS INTEREST ADJUSTMENT EXAMPLES

Money that you surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if interest rates set by the Company have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S.Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

The following examples are for illustrative purposes only and ore calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Excess Interest Adjustment Examples — (Continued)

Example 1 (Full Surrender, rates increase by 3%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .085
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.085) * ( 42/12 )
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value	= policy value + excess interest adjustment
= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Excess Interest Adjustment Examples — (Continued)

Example 2 (Full Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Surrender:	Middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment
G = .055
C = .045
M = 42
Excess interest adjustment	= S* (G-C)* (M/12)
= 50,000.00 * (.055-.045) * ( 42/12 ) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

On a partial surrender, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial surrender;

E	=	the excess interest adjustment; and

SC	=	the surrender charges on (EPW - E); where

EPW	=	the excess partial withdrawal amount.

Excess Interest Adjustment Examples — (Continued)

Example 3 (Partial Surrender, rates increase by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000 ; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .065
M = 42
E = 15,818.79 * (.055 - .065) * ( 42/12 ) = -553.66	= 54,181.21 - (R - E + surrender charge)
Remaining policy value at middle of policy year 2	= 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

Example 4 (Partial Surrender, rates decrease by 1%):

Single premium:	$50,000.00
Guarantee period:	5 Years
Guarantee rate:	5.50% per annum
Partial surrender:	$20,000; middle of policy year 2
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative Earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment
S = 20,000 – 4,181.21 = 15,818.79
G = .055
C = .045
M = 42
E = 15,818.79 * (.055 - .045)* ( 42/12 ) = 553.66	= 54,181.21 - (R - E + surrender charge)
Remaining policy value at middle of policy year 2	= 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) plus (2) multiplied by (3), where:

(1)	is the amount of the gross partial surrender that is less than the remaining annual adjustment-free amount for the policy year. For any death benefit other than the Double Enhanced Death Benefit, this amount is equal to zero;

(2)	is the gross partial surrender amount that exceeds the annual adjustment-free amount (excess gross partial surrender);

(3)	is the adjustment factor = current death proceeds after the annual free surrender amount but prior to the excess gross partial surrender divided by the policy value after the free amount but prior to the gross partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free amount	$3,000
Total Gross Partial Surrender	$15,494
Adjusted partial surrender = 3,000 + (15,494 – 3,000) * (75,000 – 3,000) / (50,000 – 3,000)	$22,140
New guaranteed minimum death benefit (after surrender) = 75,000 – 22,140	$52,860
New policy value (after surrender) = 50,000 – 15,494	$34,506

Summary:

Reduction in guaranteed minimum death benefit	=	$22,140
Reduction in policy value	=	$15,494

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Death Benefit — (Continued)

Example 2 (Assumed Facts for Example)

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death proceeds	$75,000
Remaining guaranteed minimum death benefit adjustment free surrender amount	$1,000
Total Gross Partial Surrender	$15,556
Adjusted partial surrender = 1,000 + (15,556 – 1,000) * (75,000 – 1,000) / (75,000 – 1,000)	$15,556
New guaranteed minimum death benefit (after surrender) = 50,000 – 15,556	$34,444
New policy value (after surrender) = 75,000 – 15,556	$59,444

Summary:

Reduction in guaranteed minimum death benefit	=	$15,556
Reduction in policy value	=	$15,556

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Death Benefit — (Continued)

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.

End of Year	Net Rate of Return for Fund*	Return of Premium	Annual Step-Up
Issue	N/A	$100,000	$100,000
1	-4%	$100,000	$100,000
2	18%	$100,000	$110,093
3	15%	$100,000	$124,955
4	-7%	$100,000	$124,955
5	2%	$100,000	$124,955
6	10%	$100,000	$124,955
7	14%	$100,000	$140,257
8	-3%	$100,000	$140,257
9	17%	$100,000	$154,706
10	6%	$100,000	$161,668

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

APPENDIX

ADDITIONAL DEATH DISTRIBUTION RIDER — ADDITIONAL INFORMATION

The following example illustrates the Additional Death Distribution additional death benefit payable by this rider as well as the effect of a partial surrender on the Additional Death Distribution benefit amount. The annuitant is less than age 71 on the Rider Date.

Example 1

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$25,000
Gross Partial Surrenders after the Rider Date:	$30,000
Policy Value on date of Surrender:	$150,000
Rider Earnings on Date of Surrender (Policy Value on date of surrender – Policy Value on Rider Date – Premiums paid after Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $150,000 - $100,000 - $25,000 + 0):	$25,000
Amount of Surrender that exceeds Rider Earnings ($30,000 - $25,000):	$5,000
Base Policy Death Benefit on the date of Death Benefit Calculation:	$200,000
Policy Value on the date of Death Benefit Calculations:	$175,000
Rider Earnings (= Policy Value on date of Death Benefit Calculations – policy value on Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $175,000 - $100,000 - $25,000 + $5,000):	$55,000
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $55,000):	$22,000
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$222,000

Example 2

Policy Value on the Rider Date:	$100,000
Premiums paid after the Rider Date before Surrender:	$0
Gross Partial Surrenders after the Rider Date:	$0
Base Policy Death Benefit on the date of Death Benefit Calculation:	$100,000
Policy Value on the date of Death Benefit Calculations:	$75,000
Rider Earnings (= Policy Value on date of death benefit calculations – policy value on	$0
Rider Date – Premiums since Rider Date + Surrenders since Rider Date that exceeded Rider Earnings = $75,000 - $100,000 - $0 + $0):
Additional Death Benefit Amount (= Additional Death Benefit Factor * Rider Earnings = 40%* $0):	$0
Total Death Benefit paid (=Base policy death benefit plus Additional Death Benefit Amount):	$100,000

APPENDIX

ADDITIONAL DEATH DISTRIBUTION+ RIDER—ADDITIONAL INFORMATION

Assume the Additional Death Distribution+ is added to a new policy opened with $100,000 initial premium. The annuitant is less than age 71 on the Rider Date. On the first and second Rider Anniversaries, the Policy Value is $110,000 and $95,000 respectively when the Rider Fees are deducted. The annuitant adds $25,000 premium in the 3rd Rider Year when the Policy Value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th Rider Year when the Policy Value is equal to $145,000. After 5 years, the Policy Value is equal to $130,000 and the death proceeds are equal to $145,000.

Example 1

Account Value on Rider Date (equals initial policy value since new policy)	$100,000
Additional Death Benefit during first Rider Year	$0
Rider Fee on first Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $110,000)	$605
Additional Death Benefit during 2nd Rider Year (= sum of total Rider Fees paid)	$605
Rider Fee on second Rider Anniversary (= Rider Fee * Policy Value = 0.55% * $95,000)	$522.50
Additional Death Benefit during 3rd Rider Year (= sum of total Rider Fees paid = $605 + $522.50)	$1,127.50
Rider Benefit Base in 3rd Rider Year prior to Premium addition (= Account Value less premiums added since Rider Date = $115,000 – $0)	$115,000
Rider Benefit Base in 3rd Rider Year after Premium addition (= $140,000 - $25,000)	$115,000
Rider Benefit Base in 4th Rider Year prior to withdrawal (= Account Value less premiums added since Rider Date = $145,000 - $25,000)	$120,000
Rider Benefit Base in 4th Rider Year after withdrawal = (Account Value less premiums added since Rider Date =$110,000 - $25,000)	$85,000
Rider Benefit Base in 5th Rider Year (= $130,000 - $25,000)	$105,000
Additional Death Benefit = Rider Benefit Percentage * Rider Benefit Base = 30% * $105,000	$31,500
Total Death Proceeds in 5th Rider Year (= base policy Death Proceeds + Additional Death Benefit Amount = $145,000 + $31,500)	$176,500

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider are summarized in the following chart.

Note: The Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Retirement Income ChoiceSM 1.4 Rider

Benefit:	Benefit:	Benefit:

• Provides:	• Provides	• Provides:

(1) Guaranteed Minimum Accumulation Benefit

(“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(1) Guaranteed Lifetime Withdrawal Benefit

(“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the Designated Investment Option or the Open Allocation Option that you select.

(1) Guaranteed Lifetime Withdrawal Benefit

(“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select - if you invest in certain designated investment choices.

(2) Guaranteed Minimum Withdrawal Benefit

(“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

	(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.	(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider		Retirement Income ChoiceSM 1.2 Rider		Retirement Income ChoiceSM 1.4 Rider

•	Upgrades:	•	Upgrades:	•	Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

			You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).		You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee). If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider		Retirement Income ChoiceSM 1.4 Rider

	•	Additional Options:	•	Additional Options:

		(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.		(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.

		(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).		(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

		(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).		(3) Income Enhancement Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage double if either the annuitant or the annuitant’s spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days).

		You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.		You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Retirement Income ChoiceSM 1.4 Rider

Availability:	Availability:	Availability:

• 0 - 80 (unless state law requires a lower maximum issue age	• Younger than age 86 (unless state law requires a lower maximum issue age)	• Younger than age 86 (unless state law requires a lower maximum issue age)

Charge:	Charges:	Charges:

(1) 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	(1) for Base Benefit only—0.40% to 1.25% (single and joint life) of withdrawal base on each rider anniversary;	(1) for Base Benefit only—0.40% to 1.25% (single life and joint life) of withdrawal base on each rider anniversary;

	(2) Open Investment Option—1.10% (single life and joint life) of withdrawal base on each rider anniversary;	(2) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;

	(3) with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee;	(3) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

(4) with Income Enhancement Option—0.15% (single life) or 0.30% (joint life) of withdrawal base on each rider anniversary, in addition to the base benefit fee.

Investment Restrictions:	Investment Restrictions:	Investment Restrictions:

• Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.	• Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.	• You must allocate 100% of your policy value to one or more investment options that we designate.
•

Open Investment option (“OA”)— We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000 Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV=$100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV -7% WD)) * (MRWA -7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV -7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000 MRWA =$100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000 MRWA =$100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV -5% WD)) * (MRWA -5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 -$5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV -5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICESM 1.2

RIDER AND RETIREMENT INCOME CHOICESM 1.4 RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV -5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745 RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2 or RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC) = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

You (if you elected RIC 1.2 or RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745 Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000—$8,144)

Guaranteed Lifetime Withdrawal Benefit — (Continued)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV -5% withdrawal)) * (RDB -5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV -5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

Guaranteed Lifetime Withdrawal Benefit — (Continued)

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

TRANSAMERICA EXTRA VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2010

to the

Prospectus dated May 1, 2010

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client's age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica EXTRA Variable Annuity dated May 1, 2010

TRANSAMERICA EXTRA VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2010

to the

Prospectus dated May 1, 2010

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica EXTRA Variable Annuity dated May 1, 2010

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA EXTRA VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA C

Offered by

TRANSAMERICA LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica Extra Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2010, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2010

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value — The policy value increased or decreased by any excess interest adjustment.

Administrative and Service Office — Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. This date may be any date after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The earliest annuity commencement date is at least thirty days after you purchase your policy. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment — A positive or negative adjustment to amounts surrendered (both partial or full surrenders and transfers) or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon full surrender or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

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Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charge or excess interest adjustment.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider and the Retirement Income ChoiceSM 1.4 Rider

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•

gross partial surrenders (partial surrenders minus excess interest adjustments plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA C, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

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Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received at the administrative and service office. For some transactions, the Company may accept an electronic notice, such as telephone instructions, instead of written notice. Such written or electronic notice must meet the requirements the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at its Administrative and Service Office at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

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Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order (at our Administrative and Service Office) of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

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Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

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The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order at our Administrative and Service Office), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.

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The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

Assumed Investment Rate			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by

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such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law—e.g., civil union partners and same-sex marriage spouses—may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy,

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any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required minimum distributions may be eligible for rollover.

We may make available, as options under the policy, certain guaranteed lifetime withdrawal benefits and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. Consult a qualified tax advisor before electing any of these benefits for a qualified policy.

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We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($5,000 for 2010, $6,000 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $176,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($5,000 for 2010, $6,000 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year

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beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a nongovernmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

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Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

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Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

Assume	C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 2.30% on an annual basis; On a daily basis, this equals 0.000062302.

Then, the net investment factor =	(11.57 + 0 – 0) - 0.000062302 = Z = 1.014849979
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

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(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

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Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into

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consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 9% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

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Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T) N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

21

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA LIFE INSURANCE COMPANY

The Company is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other

22

reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Effective May 1, 2007 TCI replaced our affiliate AFSG Securities Corporation (“AFSG”) as principal underwriter for the policies. TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2009, 2008, and 2007 the amounts paid to TCI in connection with all policies sold through the separate account were $10,346,777, $11,193,398, and $9,087,116, respectively.

During fiscal year 2007 the amount paid to AFSG in connection with all policies sold through the separate account was $3,438,517. AFSG passed through commissions it received to selling firms for their sales and does not retain any portion of them.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received

23

from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

24

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company regarding to certain matters under the federal securities laws that relate to the policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA C, at December 31, 2009 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA C, which are available for investment by Transamerica Extra Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

25

APPENDIX

CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

	Year	2.30%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Conservative VP – Service Class	2009	$0.791431	$0.966309	1,265,314.746
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.791431	563,870.227

Transamerica Asset Allocation - Moderate VP – Service Class	2009	$0.762186	$0.940237	2,160,857.065
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.762186	947,916.482

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2009	$0.713754	$0.892151	2,362,317.497
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.713754	1,546,176.982

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995050	$0.982701	0.000

Transamerica International Moderate Growth VP – Service Class	2009	$0.682446	$0.862757	800,529.083
Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.682446	421,387.192

Transamerica PIMCO Total Return VP – Service Class	2009	$0.914994	$1.035311	471,475.370
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.914994	72,995.997

Transamerica Efficient Markets VP – Service Class	2009	$1.035705	$1.193244	12,080.282
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.035705	0.000

Transamerica Balanced VP – Service Class(1)	2009	$0.730662	$0.899500	21,305.971
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.730662	16,101.843

Transamerica Money Market VP – Service Class	2009	$0.997589	$0.975272	996,690.791
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.997589	1,357,986.981

Transamerica U.S. Government Securities VP – Service Class	2009	$1.027019	$1.046062	207,171.653
Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.027019	395,944.485

Transamerica Value Balanced VP – Service Class(1)	2009	$0.711667	$0.856670	57,971.506
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.711667	0.000

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999938	$0.997328	0.000

Transamerica Index 50 VP – Service Class	2009	$0.813516	$0.926675	682,438.411
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.813516	0.000

Transamerica Index 75 VP – Service Class	2009	$0.717974	$0.864525	475,568.355
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.717974	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.011883	$1.228584	27,825.950
Subaccount Inception Date Novemeber 10, 2008	2008	$1.000000	$1.011883	0.000

American Funds - Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989760	$1.007237	0.000

American Funds - Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000881	$0.992961	0.000

Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.662108	$0.895254	478,687.414
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.662108	0.000

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4	2009	$0.989224	$1.255873	198,272.238
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989224	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988792	$1.002880	0.000

26

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	2.00%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(2)	2009	$0.831995	$0.979433	2,969,300.562
Subaccount Inception Date May 1, 2001	2008	$1.342504	$0.831995	3,305,798.080
	2007	$1.384950	$1.342504	3,857,582.737
	2006	$1.180280	$1.384950	4,834,127.473
	2005	$1.155902	$1.180280	5,451,245.599
	2004	$1.035071	$1.155902	6,839,429.000
	2003	$0.819754	$1.035071	6,544,784.004
	2002	$1.000000	$0.819754	3,297,599.261

Transamerica Asset Allocation - Conservative VP – Initial Class	2009	$1.032618	$1.267753	42,122,243.723
Subaccount Inception Date May 1, 2002	2008	$1.336403	$1.032618	41,246,895.844
	2007	$1.281467	$1.336403	39,965,933.587
	2006	$1.194232	$1.281467	42,875,986.019
	2005	$1.158033	$1.194232	44,259,081.970
	2004	$1.076670	$1.158033	49,373,161.000
	2003	$0.893465	$1.076670	51,005,062.684
	2002	$1.000000	$0.893465	15,001,049.822

Transamerica Asset Allocation - Growth VP – Initial Class	2009	$0.897961	$1.142864	42,326,492.947
Subaccount Inception Date May 1, 2002	2008	$1.517437	$0.897961	43,118,645.631
	2007	$1.436552	$1.517437	52,563,524.166
	2006	$1.267279	$1.436552	55,069,051.672
	2005	$1.151594	$1.267279	55,127,551.475
	2004	$1.028744	$1.151594	54,862,442
	2003	$0.802225	$1.028744	52,829,401.384
	2002	$1.000000	$0.802225	25,821,891.723

Transamerica Asset Allocation - Moderate VP – Initial Class	2009	$1.022795	$1.267493	83,476,070.163
Subaccount Inception Date May 1, 2002	2008	$1.409229	$1.022795	87,222,425.488
	2007	$1.331621	$1.409229	103,282,514.576
	2006	$1.218329	$1.331621	125,234,199.666
	2005	$1.156532	$1.218329	136,508,780.685
	2004	$1.059046	$1.156532	140,924,320.000
	2003	$0.865078	$1.059046	137,258,725.513
	2002	$1.000000	$0.865078	55,257,149.201

Transamerica Asset Allocation - Moderate Growth VP – Initial Class	2009	$0.972754	$1.222219	87,969,978.456
Subaccount Inception Date May 1, 2002	2008	$1.475825	$0.972754	95,864,207.689
	2007	$1.396424	$1.475825	111,858,272.445
	2006	$1.251178	$1.396424	130,250,454.833
	2005	$1.161058	$1.251178	135,686,078.891
	2004	$1.043050	$1.161058	126,821,477.000
	2003	$0.836600	$1.043050	114,000,099.431
	2002	$1.000000	$0.836600	48,141,122.322

Transamerica International Moderate Growth VP – Service Class	2009	$0.682168	$0.864938	1,780,069.932
Subaccount Inception Date May 1, 2006	2008	$1.092699	$0.682168	746,982.136
	2007	$1.027415	$1.092699	968,842.082
	2006	$1.000000	$1.027415	92,434.581

Transamerica BlackRock Large Cap Value VP – Initial Class(2)	2009	$1.030669	$1.151826	14,945,427.326
Subaccount Inception Date December 13, 1999	2008	$1.590307	$1.030669	7,698,354.135
	2007	$1.550381	$1.590307	8,441,132.751
	2006	$1.352450	$1.550381	11,138,766.674
	2005	$1.189762	$1.352450	10,599,204.048
	2004	$1.025528	$1.189762	5,395,338.000
	2003	$0.805984	$1.025528	4,901,467.669
	2002	$1.000000	$0.805984	3,094,674.034

Transamerica BlackRock Tactical Allocation VP - Service Class
Subaccount Inception Date May 1, 2009	2009	$0.993351	$1.002607	117,838.906

27

CONDENSED FINANCIAL INFORMATION — (Continued)

		2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999946	$0.997673	0.000

Transamerica Index 50 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$0.991630	$0.995597	0.000

Transamerica Index 75 VP – Service Class
Subaccount Inception Date May 1, 2008	2009	$0.988760	$0.998789	0.000

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999946	$1.023612	30,070.066

Transamerica Clarion Global Real Estate Securities VP – Initial Class	2009	$1.287443	$1.683972	3,567,407.519
Subaccount Inception Date May 1, 2002	2008	$2.279268	$1.287443	4,036,803.954
	2007	$2.492229	$2.279268	6,022,209.437
	2006	$1.786636	$2.492229	9,534,617.264
	2005	$1.605890	$1.786636	8,853,687.302
	2004	$1.232930	$1.605890	9,919,133.000
	2003	$0.926467	$1.232930	9,506,629.355
	2002	$1.000000	$0.926467	4,309,584.948

Transamerica JPMorgan Enhanced Index VP – Initial Class	2009	$0.793528	$1.008170	4,409,093.836
Subaccount Inception Date December 13, 1999	2008	$1.292065	$0.793528	4,264,010.830
	2007	$1.260831	$1.292065	6,599,306.065
	2006	$1.115230	$1.260831	7,005,368.142
	2005	$1.099439	$1.115230	8,309,308.157
	2004	$1.010172	$1.099439	12,381,356.000
	2003	$0.799075	$1.010172	13,492,013.110
	2002	$1.000000	$0.799075	8,842,715.398

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985145	$1.029054	0.000

Transamerica Jennison Growth VP – Initial Class(3)	2009	$0.762631	$1.054255	1,618,064.985
Subaccount Inception Date December 13, 1999	2008	$1.234997	$0.762631	1,239,369.511
	2007	$1.129751	$1.234997	1,431,599.323
	2006	$1.130104	$1.129751	2,281,834.114
	2005	$1.012972	$1.130104	2,111,495.380
	2004	$0.946858	$1.012972	2,054,469.000
	2003	$0.749982	$0.946858	2,086,119.486
	2002	$1.000000	$0.749982	1,442,335.054

Transamerica Focus VP – Initial Class(4)	2009	$0.795043	$0.996991	6,152,971.213
Subaccount Inception Date December 13, 1999	2008	$1.274487	$0.795043	6,944,241.408
	2007	$1.286783	$1.274487	9,035,192.362
	2006	$1.107017	$1.286783	11,190,439.472
	2005	$1.084859	$1.107017	12,494,852.259
	2004	$1.013938	$1.084859	15,336,048.000
	2003	$0.765208	$1.013938	15,362,345.634
	2002	$1.000000	$0.765208	8,736,030.070

Transamerica AEGON High Yield Bond VP – Initial Class(5)	2009	$0.972883	$1.404372	9,070,768.587
Subaccount Inception Date December 13, 1999	2008	$1.326743	$0.972883	6,298,927.717
	2007	$1.328792	$1.326743	7,158,597.787
	2006	$1.221573	$1.328792	9,089,206.683
	2005	$1.223742	$1.221573	11,521,075.289
	2004	$1.137199	$1.223742	15,032,808.000
	2003	$0.985166	$1.137199	19,732,201.775
	2002	$1.000000	$0.985166	5,318,864.948

28

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	2.00%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica MFS International Equity VP – Initial Class	2009	$0.983450	$1.279288	6,305,960.284
Subaccount Inception Date May 1, 2001	2008	$1.550329	$0.983450	7,122,405.163
	2007	$1.448883	$1.550329	9,045,458.217
	2006	$1.200780	$1.448883	11,197,438.452
	2005	$1.085122	$1.200780	9,385,525.958
	2004	$0.968035	$1.085122	8,975,420.000
	2003	$0.788069	$0.968035	10,118,465.659
	2002	$1.000000	$0.788069	3,443,863.649

Transamerica Marsico Growth VP – Initial Class(3)	2009	$0.982742	$1.220100	1,500,417.233
Subaccount Inception Date December 13, 1999	2008	$1.697583	$0.982742	2,125,984.460
	2007	$1.438254	$1.697583	1,882,790.047
	2006	$1.392288	$1.438254	1,746,813.978
	2005	$1.307800	$1.392288	2,753,196.092
	2004	$1.188448	$1.307800	1,712,709.000
	2003	$1.000000	$1.188448	1,446,147.107

Transamerica PIMCO Total Return VP – Initial Class	2009	$1.152014	$1.310542	31,691,408.766
Subaccount Inception Date May 1, 2002	2008	$1.208880	$1.152014	28,240,862.207
	2007	$1.131892	$1.208880	28,404,833.976
	2006	$1.107823	$1.131892	30,471,499.939
	2005	$1.104194	$1.107823	35,862,277.083
	2004	$1.077880	$1.104194	36,459,144.000
	2003	$1.048045	$1.077880	41,722,526.816
	2002	$1.000000	$1.048045	27,954,732.8555

Transamerica T. Rowe Price Equity Income VP – Initial Class(2)	2009	$0.878195	$1.079842	11,732,162.413
Subaccount Inception Date December 13, 1999	2008	$1.399127	$0.878195	14,094,634.417
	2007	$1.381432	$1.399127	18,206,512.807
	2006	$1.184398	$1.381432	21,727,449.279
	2005	$1.160343	$1.184398	26,548,641.075
	2004	$1.030895	$1.160343	29,097,683.000
	2003	$0.837245	$1.030895	27,415,880.626
	2002	$1.000000	$0.837245	11,849,010.781

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3)	2009	$0.791146	$1.111580	6,985,260.120
Subaccount Inception Date December 13, 1999	2008	$1.400582	$0.791146	8,170,505.107
	2007	$1.299895	$1.400582	8,386,481.829
	2006	$1.169337	$1.299895	10,553,734.840
	2005	$1.123435	$1.169337	13,504,920.617
	2004	$1.043144	$1.123435	15,341,742.000
	2003	$0.813692	$1.043144	14,944,644.951
	2002	$1.000000	$0.813692	6,909,994.461

Transamerica T. Rowe Price Small Cap VP – Initial Class	2009	$0.815720	$1.109246	6,501,868.994
Subaccount Inception Date December 13, 1999	2008	$1.305309	$0.815720	7,277,110.048
	2007	$1.214819	$1.305309	9,530,940.972
	2006	$1.196154	$1.214819	12,959,866.269
	2005	$1.102984	$1.196154	16,257,718.879
	2004	$1.019424	$1.102984	19,302,937.000
	2003	$0.740575	$1.019424	19,295,647.860
	2002	$1.000000	$0.740575	8,803,128.697

29

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	2.00%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP - Initial Class(6)	2009	$0.838998	$1.055503	7,257,946.287
Subaccount Inception Date December 13, 1999	2008	$1.519460	$0.838998	1,188,485.734
	2007	$1.344953	$1.519460	1,632,782.997
	2006	$1.154789	$1.344953	1,590,170.560
	2005	$1.095964	$1.154789	2,247,960.330
	2004	$1.021323	$1.095964	1,784,880.000
	2003	$0.822022	$1.021323	1,237,356.358
	2002	$1.000000	$0.822022	589,500.165

Transamerica Balanced VP – Initial Class(1)	2009	$0.952440	$1.179324	2,628,368.029
2006	2008	$1.437253	$0.952440	2,962,706.417
Subaccount Inception Date May 1, 2002	2007	$1.290568	$1.437253	4,096,465.552
	2006	$1.206239	$1.290568	4,481,779.733
	2005	$1.139559	$1.206239	4,941,515.690
	2004	$1.045751	$1.139559	6,040,258.000
	2003	$0.936513	$1.045751	6,661,944.121
	2002	$1.000000	$0.936513	2,611,109.654

Transamerica Convertible Securities VP – Initial Class	2009	$0.986078	$1.269318	3,894,668.592
Subaccount Inception Date May 1, 2002	2008	$1.593422	$0.986078	4,253,577.563
	2007	$1.370131	$1.593422	4,666,308.254
	2006	$1.260127	$1.370131	5,357,761.160
	2005	$1.237223	$1.260127	4,663,873.088
	2004	$1.115076	$1.237223	5,228,366.000
	2003	$0.919740	$1.115076	4,814,292.506
	2002	$1.000000	$0.919740	1,822,284.220

Transamerica WMC Diversified Growth VP – Initial Class(7)	2009	$0.900527	$1.140619	9,482,300.480
Subaccount Inception Date December 13, 1999	2008	$1.701346	$0.900527	11,770,743.227
	2007	$1.492497	$1.701346	14,085,846.944
	2006	$1.400247	$1.492497	18,474,637.009
	2005	$1.225508	$1.400247	18,087,856.128
	2004	$1.079452	$1.225508	18,497,317.000
	2003	$0.839042	$1.079452	12,997,209.887
	2002	$1.000000	$0.839042	6,398,657.964

Transamerica Growth Opportunities VP – Initial Class	2009	$0.952676	$1.278267	3,993,515.327
Subaccount Inception Date May 1, 2001	2008	$1.644548	$0.952676	4,059,719.774
	2007	$1.362963	$1.644548	6,306,716.557
	2006	$1.322671	$1.362963	5,504,241.047
	2005	$1.160673	$1.322671	6,870,549.849
	2004	$1.015141	$1.160673	8,615,069.000
	2003	$0.789126	$1.015141	5,942,258.246
	2002	$1.000000	$0.789126	3,285,366.569

Transamerica Money Market - Initial Class	2009	$1.041456	$1.022349	23,291,176.105
Subaccount Inception Date December 13, 1999	2008	$1.037522	$1.041456	46,545,524.010
	2007	$1.007713	$1.037522	22,779,551.235
	2006	$0.981383	$1.007713	22,037,069.535
	2005	$0.972910	$0.981383	20,287,826.482
	2004	$0.982532	$0.972910	16,492,326.000
	2003	$0.994811	$0.982532	19,459,962.625

30

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	2.00%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP - Initial Class(6)	2009	$0.724473	$1.120581	2,962,619.619
Subaccount Inception Date May 1, 2001	2008	$1.437647	$0.724473	2,666,688.932
	2007	$1.104706	$1.437647	2,465,788.456
	2006	$1.115526	$1.104706	2,617,999.377
	2005	$1.114798	$1.115526	3,958,628.675
	2004	$1.052330	$1.114798	7,135,143.000
	2003	$0.711044	$1.052330	5,810,131.484
	2002	$1.000000	$0.711044	1,679,963.201

Transamerica Small/Mid Cap Value VP - Initial Class	2009	$1.212343	$1.702193	820,499.502
Subaccount Inception Date December 13, 1999	2008	$2.091400	$1.212343	912,814.371
	2007	$1.710315	$2.091400	1,146,787.355
	2006	$1.477664	$1.710315	1,439,497.055
	2005	$1.327152	$1.477664	1,839,006.689
	2004	$1.163563	$1.327152	2,093,897.000
	2003	$0.621914	$1.163563	2,216,461.144
	2002	$1.000000	$0.621914	2,540,297.734

Transamerica U.S. Government Securities VP – Initial Class	2009	$1.181480	$1.210056	14,122,801.162
Subaccount Inception Date December 13, 1999	2008	$1.119403	$1.181480	15,104,583.960
	2007	$1.076770	$1.119403	9,844,283.266
	2006	$1.063464	$1.076770	11,931,761.808
	2005	$1.061013	$1.063464	12,294,070.242
	2004	$1.047759	$1.061013	14,008,432.000
	2003	$1.038125	$1.047759	21,094,464.426
	2002	$1.000000	$1.038125	15,429,788.674

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(8)	2009	$1.115427	$1.376602	6,068,280.495
Subaccount Inception Date December 13, 1999	2008	$1.860173	$1.115427	8,572,443.594
	2007	$1.641440	$1.860173	10,895,084.290
	2006	$1.355531	$1.641440	10,170,839.928
	2005	$1.214998	$1.355531	8,009,325.544
	2004	$1.068030	$1.214998	3,833,120.000
	2003	$0.820248	$1.068030	2,256,144.262
	2002	$1.000000	$0.820248	1,182,195.573

Transamerica Multi Managed Large Cap Core VP - Initial Class(9)	2009	$0.805527	$1.148362	7,895,854.322
Subaccount Inception Date December 13, 1999	2008	$1.418770	$0.805527	1,406,547.147
	2007	$1.324770	$1.418770	1,852,245.391
	2006	$1.224643	$1.324770	2,419,430.720
	2005	$1.141588	$1.224643	2,705,551.708
	2004	$1.032774	$1.141588	2,277,182.000
	2003	$0.869986	$1.032774	2,435,262.763
	2002	$1.000000	$0.869986	1,276,455.501

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(10)	2009	$0.683417	$1.075785	3,405,009.970
Subaccount Inception Date May 1, 2001	2008	$1.297986	$0.683417	3,382,061.999
	2007	$1.080593	$1.297986	4,606,398.404
	2006	$1.002815	$1.080593	4,307,450.042
	2005	$0.951021	$1.002815	5,507,472.840
	2004	$0.905415	$0.951021	6,607,218.000
	2003	$0.720625	$0.905415	7,207,416.116
	2002	$1.000000	$0.720625	4,624,818.501

31

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	2.00%
Subaccount		Beginning AUV	Ending AUV	# Units
Invesco V.I. Basic Value Fund – Series II Shares(11)	2009	$0.575118	$0.833008	5,093,070.259
Subaccount Inception Date May 1, 2002	2008	$1.219814	$0.575118	5,180,540.556
	2007	$1.227607	$1.219814	5,984,770.067
	2006	$1.108624	$1.227607	7,067,705.923
	2005	$1.072517	$1.108624	10,219,520.271
	2004	$0.987041	$1.072517	12,960,296.000
	2003	$0.755307	$0.987041	13,260,222.203
	2002	$1.000000	$0.755307	7,843,507.846

Invesco V.I. Capital Appreciation Fund – Series II Shares(11)	2009	$0.711619	$0.842217	1,260,594.888
Subaccount Inception Date May 1, 2002	2008	$1.265249	$0.711619	1,541,852.235
	2007	$1.155165	$1.265249	1,617,195.928
	2006	$1.110913	$1.155165	2,591,984.017
	2005	$1.043548	$1.110913	2,173,294.606
	2004	$1.001083	$1.043548	2,808,707.000
	2003	$0.790416	$1.001083	2,793,960.328
	2002	$1.000000	$0.790416	1,393,608.068

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.779642	$0.919887	5,626,370.579
Subaccount Inception Date May 1, 2001	2008	$1.341034	$0.779642	6,667,493.116
	2007	$1.304592	$1.341034	8,050,841.864
	2006	$1.137425	$1.304592	9,431,472.444
	2005	$1.109128	$1.137425	10,581,145.293
	2004	$1.017215	$1.109128	11,344,844.000
	2003	$0.784917	$1.017215	12,183,702.745
	2002	$1.000000	$0.784917	5,700,376.524

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.721969	$0.970457	2,455,405.389
Subaccount Inception Date May 1, 2001	2008	$1.223830	$0.721969	2,100,321.185
	2007	$1.098846	$1.223830	2,840,806.145
	2006	$1.127992	$1.098846	3,214,426.002
	2005	$1.001784	$1.127992	3,511,731.130
	2004	$0.943168	$1.001784	3,674,710.000
	2003	$0.779803	$0.943168	4,258,365.336
	2002	$1.000000	$0.779803	1,731,588.265

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.984851	$1.307994	12,409,407.079
Subaccount Inception Date May 1, 2000	2008	$1.753036	$0.984851	14,933,756.751
	2007	$1.524503	$1.753036	18,438,587.217
	2006	$1.395392	$1.524503	22,012,127.904
	2005	$1.220104	$1.395392	24,067,141.830
	2004	$1.080742	$1.220104	20,711,661.000
	2003	$0.859881	$1.080742	18,243,549.207
	2002	$1.000000	$0.859881	7,579,480.885

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.767949	$0.977884	3,954,758.746
Subaccount Inception Date May 1, 2000	2008	$1.369859	$0.767949	4,714,108.670
	2007	$1.379845	$1.369859	6,576,500.807
	2006	$1.173503	$1.379845	9,294,000.493
	2005	$1.133751	$1.173503	9,897,792.624
	2004	$1.039687	$1.133751	11,060,557.000
	2003	$0.815553	$1.039687	12,179,288.066
	2002	$1.000000	$0.815553	4,970,543.745

32

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	2.00%
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.675197	$0.847072	2,716,486.137
Subaccount Inception Date May 1, 2001	2008	$1.307173	$0.675197	2,997,179.393
	2007	$1.052790	$1.307173	5,003,611.264
	2006	$1.007566	$1.052790	3,523,042.731
	2005	$0.974060	$1.007566	4,268,288.112
	2004	$0.963507	$0.974060	5,825,042.000
	2003	$0.741475	$0.963507	6,545,815.995
	2002	$1.000000	$0.741475	3,210,924.474

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$1.207741	$1.654754	11,477,581.722
Subaccount Inception Date May 1, 2000	2008	$2.039987	$1.207741	13,306,281.251
	2007	$1.804281	$2.039987	17,478,295.159
	2006	$1.637200	$1.804281	21,197,215.802
	2005	$1.414926	$1.637200	27,528,386.355
	2004	$1.157817	$1.414926	28,141,708.000
	2003	$0.854204	$1.157817	25,030,004.044
	2002	$1.000000	$0.854204	13,052,857.640

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.723912	$1.115330	6,691,855.770
Subaccount Inception Date May 1, 2002	2008	$1.515930	$0.723912	6,777,674.052
	2007	$1.466620	$1.515930	9,211,192.614
	2006	$1.289449	$1.466620	11,484,658.469
	2005	$1.284003	$1.289449	13,060,778.549
	2004	$1.150524	$1.284003	15,324,659.000
	2003	$0.745735	$1.150524	15,021,244.301
	2002	$1.000000	$0.745735	7,189,603.659

Franklin Income Securities Fund - Class 2	2009	$0.666535	$0.886076	3,343,136.043
Subaccount Inception Date May 1, 2007	2008	$0.966569	$0.666535	1,557,560.510
	2007	$1.000000	$0.966569	1,046,608.381

Mutual Shares Securities Fund - Class 2	2009	$0.592261	$0.731897	2,486,642.260
Subaccount Inception Date May 1, 2007	2008	$0.960642	$0.592261	1,158,950.330
	2007	$1.000000	$0.960642	886,013.822

Templeton Foreign Securities Fund - Class 2	2009	$0.622392	$0.836210	5,238,366.521
Subaccount Inception Date May 1, 2007	2008	$1.064874	$0.622392	2,523,492.246
	2007	$1.000000	$1.064874	1,384,449.431

Janus Aspen – Enterprise Portfolio – Service Shares(4)	2009	$0.992641	$1.405692	1,098,172.665
Subaccount Inception Date October 9, 2000	2008	$1.803618	$0.992641	1,332,109.949
	2007	$1.511296	$1.803618	1,208,480.106
	2006	$1.360435	$1.511296	1,307,708.969
	2005	$1.238581	$1.360435	1,586,371.282
	2004	$1.048701	$1.238581	2,051,998.000
	2003	$0.793726	$1.048701	1,221,713.916
	2002	$1.000000	$0.793726	631,070.597

Janus Aspen – Worldwide Portfolio – Service Shares(5)	2009	$0.670682	$0.903469	5,920,725.199
Subaccount Inception Date October 9, 2000	2008	$1.239604	$0.670682	4,764,974.544
	2007	$1.156260	$1.239604	3,825,906.931
	2006	$0.999963	$1.156260	3,365,813.623
	2005	$0.966124	$0.999963	3,832,923.578
	2004	$0.942814	$0.966124	4,260,957.000
	2003	$0.777523	$0.942814	4,583,843.347
	2002	$1.000000	$0.777523	3,045,808.888

33

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	2.00%
Subaccount		Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class	2009	$0.687052	$1.097407	2,986,735.058
Subaccount Inception Date May 1, 2002	2008	$1.158818	$0.687052	2,234,539.618
	2007	$1.156112	$1.158818	2,681,771.311
	2006	$1.044169	$1.156112	3,217,358.865
	2005	$1.013968	$1.044169	4,455,842.426
	2004	$0.973842	$1.013968	5,177,936.000
	2003	$0.744424	$0.973842	6,728,427.583
	2002	$1.000000	$0.744424	3,441,709.585

MFS ® Total Return Series – Service Class	2009	$0.966864	$1.115919	6,544,900.203
Subaccount Inception Date May 1, 2002	2008	$1.269680	$0.966864	6,789,846.649
	2007	$1.246172	$1.269680	9,576,083.042
	2006	$1.040000	$1.246172	10,782,468.044
	2005	$0.914431	$1.040000	13,003,324.43
	2004	$1.000000	$0.914431	6,644,330.265
	2003	$0.914431	$1.040000	13,003,324.437
	2002	$1.000000	$0.914431	6,644,330.265

	Year	1.85%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(2)	2009	$0.687465	$0.809440	15,775.063
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.687465	13,696.309

Transamerica Asset Allocation - Conservative VP – Service Class	2009	$0.794732	$0.974625	3,702,834.646
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.794732	1,131,428.358

Transamerica Asset Allocation - Growth VP – Service Class	2009	$0.666176	$0.847313	430,149.047
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.666176	44,002.366

Transamerica Asset Allocation - Moderate VP – Service Class	2009	$0.765361	$0.948324	8,015,838.240
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.765361	3,123,047.231

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2009	$0.716732	$0.899850	21,946,217.012
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.716732	12,595,190.977

Transamerica International Moderate Growth VP – Service Class	2009	$0.685290	$0.870183	5,625,662.854
Subaccount Inception Date May 1, 2006	2008	$1.000000	$0.685290	3,574,671.002

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.200425	2,814,354.466

Transamerica BlackRock Large Cap Value VP – Service Class(2)	2009	$0.729294	$0.814239	312,776.737
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.729294	14,257.504

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.204175	605,373.387

Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$0.631030	$0.824058	55,404.231
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.631030	5,393.402

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990708	$1.008913	370,894.895

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995062	$0.983214	25,578.759

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988961	$1.006069	159,644.773

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986565	$0.985441	271,173.391

34

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.85%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Hanlon Balanced VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.998153	$1.020258	0.000

Transamerica Hanlon Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.996391	$1.020927	99,434.210

Transamerica Hanlon Growth and Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.997259	$1.022007	12,862.484

Transamerica Hanlon Managed Income VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999950	$1.003280	457,639.614

Transamerica JPMorgan Enhanced Index VP – Service Class	2009	$0.689051	$0.874872	130,836.752
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.689051	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.985149	$1.029234	0.000

Transamerica Jennison Growth VP– Service Class(3)	2009	$0.698605	$0.965008	21,833.915
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.698605	0.000

Transamerica Focus VP – Service Class(4)	2009	$0.687880	$0.861561	61,236.062
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.687880	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5)	2009	$0.753059	$1.085851	83,802.739
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.753059	0.000

Transamerica MFS International Equity VP – Service Class	2009	$0.712018	$0.924448	191,893.299
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.712018	13,110.671

Transamerica Marsico Growth VP – Service Class(3)	2009	$0.660892	$0.819744	210,570.342
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.660892	0.000

Transamerica PIMCO Total Return VP – Service Class	2009	$0.918798	$1.044209	1,808,495.253
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.918798	307,031.381

Transamerica T. Rowe Price Equity Income VP – Service Class(2)	2009	$0.690176	$0.848153	71,622.826
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.690176	15,226.272

Transamerica T. Rowe Price Growth Stock VP – Service Class(3)	2009	$0.644360	$0.904149	45,970.465
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.644360	10,193.670

Transamerica T. Rowe Price Small Cap VP – Service Class	2009	$0.713745	$0.969402	78,595.690
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.713745	321.981

Transamerica Templeton Global VP – Service Class(6)	2009	$0.625758	$0.785475	184,053.839
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.625758	0.000

Transamerica Efficient Markets VP – Service Class	2009	$1.036345	$1.199258	257,836.244
Subaccount Inception Date November 10, 2008	2008	$1.000000	$1.036345	0.000

Transamerica Balanced VP – Service Class(1)	2009	$0.733703	$0.907237	689,912.635
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.733703	108,938.228

Transamerica Convertible Securities VP – Service Class	2009	$0.684218	$0.881152	80,507.490
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.684218	0.000

Transamerica WMC Diversified Growth VP – Service Class(7)	2009	$0.607655	$0.769016	0.000
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.607655	0.000

Transamerica Growth Opportunities VP – Service Class	2009	$0.662824	$0.888439	2,124.124
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.662824	0.000

Transamerica Money Market VP – Service Class	2009	$1.001736	$0.983647	4,845,675.557
Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.001736	2,762,745.906

Transamerica Science & Technology VP – Service Class(6)	2009	$0.625175	$0.969157	120,950.979
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.625175	354.292

35

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.85%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Service Class	2009	$0.659317	$0.925057	90,602.014
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.659317	3,246.309

Transamerica U.S. Government Securities VP – Service Class	2009	$1.031288	$1.055054	1,551,702.556
Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.031288	28,835.351

Transamerica Value Balanced VP – Service Class(1)	2009	$0.713780	$0.863011	344,277.762
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.713780	173,387.235

Transamerica Index 35 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999950	$0.997845	0.000

Transamerica Index 50 VP – Service Class	2009	$0.815922	$0.933525	1,018,493.141
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.815922	16,386.023

Transamerica Index 75 VP – Service Class	2009	$0.720097	$0.870910	3,793,893.524
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.720097	765,265.451

Transamerica Index 100 VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.999950	$1.023790	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service Class(8)	2009	$0.677428	$0.835905	92,309.727
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.677428	10,289.109

Transamerica Multi Managed Large Cap Core VP – Service Class(9)	2009	$0.638635	$0.909732	102,220.287
Subaccount Inception Date December 13, 1999	2008	$1.000000	$0.638635	10,131.897

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(10)	2009	$0.610219	$0.959324	38,897.481
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.610219	3,477.655

PAM Transamerica U.S. Government Securities VP – Service Class	2009	$1.031288	$1.055054	2,492.689
Subaccount Inception Date December 13, 1999	2008	$1.000000	$1.031288	22,921.360

Transamerica ProFunds UltraBear Fund – Service Class OAM
Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.561040	0.000

Invesco V.I. Basic Value Fund – Series II Shares(11)	2009	$0.529332	$0.767822	44,715.301
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.529332	14,332.280

Invesco V.I. Capital Appreciation Fund – Series II Shares(11)	2009	$0.652734	$0.773656	28,467.971
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.652734	13,917.185

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B	2009	$1.012506	$1.234764	1,110,489.184
Subaccount Inception Date Novemeber 10, 2008	2008	$1.000000	$1.012506	0.000

AllianceBernstein Growth and Income Portfolio – Class B	2009	$0.648864	$0.766719	25,448.772
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.648864	14,450.134

AllianceBernstein Large Cap Growth Portfolio – Class B	2009	$0.679461	$0.914663	49,915.559
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.679461	13,772.455

American Funds - Asset Allocation Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.989772	$1.007757	23,118.460

American Funds - Bond Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$1.000893	$0.993473	35,084.385

American Funds - Growth Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986475	$1.002616	43,021.345

American Funds - Growth-Income Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.986796	$1.008005	26,448.864

American Funds - International Fund – Class 2
Subaccount Inception Date November 19, 2009	2009	$0.982906	$0.980131	58,115.822

36

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.85%
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio – Service Class 2	2009	$0.664068	$0.901874	407,275.450
Subaccount Inception Date May 1, 2008	2008	$1.000000	$0.664068	78,741.863

Fidelity VIP Contrafund ® Portfolio – Service Class 2	2009	$0.640460	$0.851856	529,412.761
Subaccount Inception Date May 1, 2000	2008	$1.000000	$0.640460	13,057.875

Fidelity VIP Equity-Income Portfolio – Service Class 2	2009	$0.635692	$0.810662	139,566.146
Subaccount Inception Date May 1, 2000	2008	$1.000000	$0.635692	0.000

Fidelity VIP Growth Portfolio – Service Class 2	2009	$0.593199	$0.745285	22,135.670
Subaccount Inception Date May 1, 2001	2008	$1.000000	$0.593199	0.000

Fidelity VIP Mid Cap Portfolio – Service Class 2	2009	$0.670542	$0.920074	204,406.252
Subaccount Inception Date May 1, 2000	2008	$1.000000	$0.670542	1,627.141

Fidelity VIP Value Strategies Portfolio – Service Class 2	2009	$0.558417	$0.861623	45,588.395
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.558417	0.000

Franklin Income Securities Fund - Class 2	2009	$0.728407	$0.969753	161,021.114
Subaccount Inception Date May 1, 2007	2008	$1.000000	$0.728407	0.000

Mutual Shares Securities Fund - Class 2	2009	$0.681225	$0.843067	82,733.733
Subaccount Inception Date May 1, 2007	2008	$1.000000	$0.681225	4,486.104

Templeton Foreign Securities Fund - Class 2	2009	$0.658517	$0.886044	202,066.450
Subaccount Inception Date May 1, 2007	2008	$1.000000	$0.658517	0.000

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	2009	$0.989834	$1.262175	1,157,411.884
Subaccount Inception Date November 10, 2008	2008	$1.000000	$0.989834	0.000

GE Investments Total Return Fund – Class 3
Subaccount Inception Date November 19, 2009	2009	$0.988804	$1.003397	0.000

Janus Aspen - Enterprise Portfolio – Service Shares	2009	$0.634742	$0.900194	124,428.426
Subaccount Inception Date October 9, 2000	2008	$1.000000	$0.634742	13,114.911

Janus Aspen - Worldwide Portfolio – Service Shares	2009	$0.613959	$0.828283	127,827.616
Subaccount Inception Date October 9, 2000	2008	$1.000000	$0.613959	0.000

MFS ® New Discovery Series – Service Class	2009	$0.683716	$1.093694	116,156.437
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.683716	0.000

MFS ® Total Return Series – Service Class	2009	$0.806742	$0.932473	49,409.510
Subaccount Inception Date May 1, 2002	2008	$1.000000	$0.806742	13,645.262

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class	2009	$0.986641	$1.162825	51,262.189
Subaccount Inception Date May 1, 2001	2008	$1.594843	$0.986641	56,382.625
	2007	$1.644824	$1.594843	85,419.559
	2006	$1.401114	$1.644824	110,943.906
	2005	$1.372956	$1.401114	131,833.653
	2004	$1.229633	$1.372956	65,394.000
	2003	$1.000000	$1.229633	10,680.338

Transamerica Asset Allocation - Conservative VP – Service Class	2009	$1.108444	$1.360674	7,982,001.489
Subaccount Inception Date May 1, 2002	2008	$1.435053	$1.108444	5,930,159.280
	2007	$1.375734	$1.435053	5,527,530.703
	2006	$1.282491	$1.375734	3,845,822.251
	2005	$1.242634	$1.282491	2,804,704.507
	2004	$1.155302	$1.242634	1,855,335.000
	2003	$1.000000	$1.155302	307,212.936

37

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation - Growth VP – Service Class	2009	$1.086901	$1.383795	3,128,815.316
Subaccount Inception Date May 1, 2002	2008	$1.835886	$1.086901	3,672,464.659
	2007	$1.737294	$1.835886	4,848,400.234
	2006	$1.533351	$1.737294	5,114,118.516
	2005	$1.393908	$1.533351	4,565,256.388
	2004	$1.245239	$1.393908	2,876,079.000
	2003	$1.000000	$1.245239	290,506.090

Transamerica Asset Allocation - Moderate VP – Service Class	2009	$1.136173	$1.409153	19,839,909.022
Subaccount Inception Date May 1, 2002	2008	$1.566461	$1.136173	19,670,384.542
	2007	$1.479583	$1.566461	21,367,218.324
	2006	$1.353622	$1.479583	16,006,431.728
	2005	$1.285592	$1.353622	11,219,139.331
	2004	$1.177178	$1.285592	6,510,935.000
	2003	$1.000000	$1.177178	1,147,530.824

Transamerica Asset Allocation - Moderate Growth VP – Service Class	2009	$1.122716	$1.410934	37,515,770.590
Subaccount Inception Date May 1, 2002	2008	$1.703179	$1.122716	42,088,024.754
	2007	$1.611349	$1.703179	42,863,347.685
	2006	$1.443975	$1.611349	28,454,380.136
	2005	$1.339175	$1.443975	14,460,178.294
	2004	$1.204194	$1.339175	5,588,810.000
	2003	$1.000000	$1.204194	1,830,007.237

Transamerica International Moderate Growth VP – Service Class	2009	$0.686639	$0.872753	9,701,250.417
Subaccount Inception Date May 1, 2006	2008	$1.097167	$0.686639	10,460,325.885
	2007	$1.029080	$1.097167	9,562,636.466
	2006	$1.000000	$1.029080	1,433,431.069

Transamerica BlackRock Global Allocation VP – Service Class
Subaccount Incepetion Date May 1, 2009	2009	$1.000000	$1.201202	167,313.530
Transamerica BlackRock Large Cap Value VP – Service Class(2)	2009	$1.262749	$1.411217	549,368.025
Subaccount Inception Date December 13, 1999	2008	$1.948785	$1.262749	356,633.333
	2007	$1.900433	$1.948785	702,828.504
	2006	$1.658034	$1.900433	476,841.074
	2005	$1.457652	$1.658034	402,565.262
	2004	$1.256983	$1.457652	157,920.000
	2003	$1.000000	$1.256983	0.000

Transamerica BlackRock Tactical Allocation VP – Service Class
Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.204966	69,942.078
Transamerica Clarion Global Real Estate Securities VP – Service Class	2009	$1.322060	$1.728165	209,677.726
Subaccount Inception Date May 1, 2002	2008	$2.339523	$1.322060	204,950.205
	2007	$2.557346	$2.339523	350,964.482
	2006	$1.833468	$2.557346	413,814.645
	2005	$1.648190	$1.833468	221,506.903
	2004	$1.265770	$1.648190	191,823.000
	2003	$1.000000	$1.265770	21,080.988
Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.990710	$1.009028	0.000

Transamerica Foxhall Global Conservative VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.995065	$0.983325	0.000

Transamerica Foxhall Global Growth VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.988963	$1.006186	0.000

Transamerica Foxhall Global Hard Asset VP – Service Class
Subaccount Inception Date November 19, 2009	2009	$0.986568	$0.985557	0.000

38

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Hanlon Balanced VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.998156	$1.020377	0.000

Transamerica Hanlon Growth VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.996394	$1.021045	0.000

Transamerica Hanlon Growth and Income VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.997262	$1.022125	0.000

Transamerica Hanlon Managed Income VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.999952	$1.003388	0.000

Transamerica JPMorgan Enhanced Index VP – Service Class Subaccount Inception Date December 13, 1999	2009	$0.952735	$1.210845	198,210.176
	2008	$1.551699	$0.952735	136,602.147
	2007	$1.513862	$1.551699	212,284.269
	2006	$1.339793	$1.513862	209,183.204
	2005	$1.320935	$1.339793	210,485.131
	2004	$1.214100	$1.320935	108,244.000
	2003	$1.000000	$1.214100	8,021.913

Transamerica JPMorgan Mid Cap Value VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.985151	$1.029351	27,682.174

Transamerica Jennison Growth VP – Service Class(3) Subaccount Inception Date December 13, 1999	2009	$0.968070	$1.338557	70,972.715
	2008	$1.566318	$0.968070	74,203.944
	2007	$1.432338	$1.566318	84,439.178
	2006	$1.434388	$1.432338	80,209.744
	2005	$1.285592	$1.434388	86,686.977
	2004	$1.201599	$1.285592	81,977.000
	2003	$1.000000	$1.201599	21,860.345

Transamerica Focus VP – Service Class(4) Subaccount Inception Date December 13, 1999	2009	$0.998584	$1.251941	120,078.616
	2008	$1.601232	$0.998584	133,436.617
	2007	$1.617051	$1.601232	226,472.796
	2006	$1.390848	$1.617051	287,510.460
	2005	$1.363239	$1.390848	221,435.614
	2004	$1.273838	$1.363239	149,092.000
	2003	$1.000000	$1.273838	9,134.125

Transamerica AEGON High Yield Bond VP – Service Class(5) Subaccount Inception Date December 13, 1999	2009	$0.926167	$1.336763	612,327.180
	2008	$1.264393	$0.926167	218,662.078
	2007	$1.264794	$1.264393	795,496.012
	2006	$1.163353	$1.264794	379,937.913
	2005	$1.166138	$1.163353	416,362.883
	2004	$1.083621	$1.166138	614,622.000
	2003	$1.000000	$1.083621	284,139.839

Transamerica MFS International Equity VP – Service Class Subaccount Inception Date May 1, 2001	2009	$1.273010	$1.654440	177,952.266
	2008	$2.009631	$1.273010	157,766.097
	2007	$1.878409	$2.009631	314,826.154
	2006	$1.554838	$1.878409	243,834.908
	2005	$1.407206	$1.554838	66,180.836
	2004	$1.253529	$1.407206	67,886.000
	2003	$1.000000	$1.253529	19,846.953

Transamerica Marsico Growth VP – Service Class(3) Subaccount Inception Date December 13, 1999	2009	$0.982764	$1.220191	609,496.949
	2008	$1.698730	$0.982764	471,511.875
	2007	$1.438905	$1.698730	663,764.457
	2006	$1.392235	$1.438905	571,056.967
	2005	$1.309045	$1.392235	424,928.596
	2004	$1.188997	$1.309045	150,959.000
	2003	$1.000000	$1.188997	17,206.874

39

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2009	$1.077549	$1.225822	1,594,357.334
	2008	$1.131233	$1.077549	1,418,112.767
	2007	$1.057979	$1.131233	1,543,968.779
	2006	$1.036061	$1.057979	1,188,010.111
	2005	$1.033136	$1.036061	823,037.297
	2004	$1.008725	$1.033136	832,492.000
	2003	$1.000000	$1.008725	112,375.689

Transamerica T. Rowe Price Equity Income VP – Service Class(2) Subaccount Inception Date December 13, 1999	2009	$1.033859	$1.271755	270,849.448
	2008	$1.648820	$1.033859	273,957.920
	2007	$1.628048	$1.648820	510,050.683
	2006	$1.395433	$1.628048	458,161.609
	2005	$1.367721	$1.395433	422,752.905
	2004	$1.214806	$1.367721	550,947.000
	2003	$1.000000	$1.214806	48,841.403

Transamerica T. Rowe Price Growth Stock VP – Service Class(3) Subaccount Inception Date December 13, 1999	2009	$0.917912	$1.289240	135,471.640
	2008	$1.624420	$0.917912	188,634.454
	2007	$1.508150	$1.624420	281,010.753
	2006	$1.356284	$1.508150	150,551.110
	2005	$1.303124	$1.356284	273,351.215
	2004	$1.210280	$1.303124	216,913.000
	2003	$1.000000	$1.210280	69,323.634

Transamerica T. Rowe Price Small Cap VP – Service Class Subaccount Inception Date December 13, 1999	2009	$1.064746	$1.447537	360,207.491
	2008	$1.703672	$1.064746	280,177.839
	2007	$1.586516	$1.703672	453,018.375
	2006	$1.562046	$1.586516	506,330.352
	2005	$1.439612	$1.562046	607,442.291
	2004	$1.330301	$1.439612	339,690.000
	2003	$1.000000	$1.330301	44,115.959

Transamerica Templeton Global VP – Service Class(6) Subaccount Inception Date December 13, 1999	2009	$0.828411	$1.040887	352,571.328
	2008	$1.500336	$0.828411	142,630.360
	2007	$1.327814	$1.500336	243,974.802
	2006	$1.140576	$1.327814	83,038.410
	2005	$1.082236	$1.140576	78,284.068
	2004	$1.204345	$1.082236	72,007.000
	2003	$1.000000	$1.204345	2,168.392

Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2009	$1.036485	$1.200602	90,544.354
	2008	$1.000000	$1.036485	0.000

Transamerica Balanced VP – Service Class(1) Subaccount Inception Date May 1, 2002	2009	$0.998763	$1.236185	464,592.062
	2008	$1.507293	$0.998763	462,952.454
	2007	$1.352856	$1.507293	532,488.909
	2006	$1.265831	$1.352856	177,780.024
	2005	$1.194852	$1.265831	101,220.960
	2004	$1.096549	$1.194852	134,463.000
	2003	$1.000000	$1.096549	1,918.821

Transamerica Convertible Securities VP – Service Class Subaccount Inception Date May 1, 2002	2009	$1.019159	$1.313788	343,601.131
	2008	$1.646106	$1.019159	346,274.373
	2007	$1.416092	$1.646106	733,366.439
	2006	$1.302121	$1.416092	788,817.200
	2005	$1.279529	$1.302121	581,684.314
	2004	$1.152255	$1.279529	547,609.000
	2003	$1.000000	$1.152255	126,073.200

40

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica WMC Diversified Growth VP – Service Class(7) Subaccount Inception Date December 13, 1999	2009	$1.008706	$1.277827	396,952.932
	2008	$1.907006	$1.008706	378,701.138
	2007	$1.672260	$1.907006	561,288.626
	2006	$1.569849	$1.672260	957,035.425
	2005	$1.373635	$1.569849	678,347.258
	2004	$1.208906	$1.373635	331,709.000
	2003	$1.000000	$1.208906	41,095.322

Transamerica Growth Opportunities VP – Service Class Subaccount Inception Date May 1, 2001	2009	$1.174087	$1.575271	161,158.161
	2008	$2.027205	$1.174087	132,978.466
	2007	$1.680725	$2.027205	259,656.959
	2006	$1.630219	$1.680725	214,192.542
	2005	$1.430744	$1.630219	297,129.761
	2004	$1.249566	$1.430744	299,196.000
	2003	$1.000000	$1.249566	0.000

Transamerica Money Market VP – Service Class Subaccount Inception Date December 13, 1999	2009	$1.051231	$1.033297	7,280,503.875
	2008	$1.047028	$1.051231	10,001,098.042
	2007	$1.016973	$1.047028	5,501,489.863
	2006	$0.990442	$1.016973	2,664,758.760
	2005	$0.981927	$0.990442	1,547,186.807
	2004	$0.991686	$0.981927	929,674.000
	2003	$1.000000	$0.991686	611,595.739

Transamerica ProFunds UltraBear Fund – Service Class OAM Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.561414	0.000

Transamerica Science & Technology VP – Service Class(6) Subaccount Inception Date May 1, 2001	2009	$0.893866	$1.387032	83,897.303
	2008	$1.779066	$0.893866	58,943.087
	2007	$1.366303	$1.779066	134,283.739
	2006	$1.379640	$1.366303	104,150.648
	2005	$1.378104	$1.379640	100,989.305
	2004	$1.303765	$1.378104	108,125.000
	2003	$1.000000	$1.303765	5,646.191

Transamerica Small/Mid Cap Value VP – Service Class Subaccount Inception Date December 13, 1999	2009	$0.659927	$0.926813	12,861.445
	2008	$1.000000	$0.659927	6,270.818

Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date December 13, 1999	2009	$1.120408	$1.147360	507,624.243
	2008	$1.061365	$1.120408	1,113,858.707
	2007	$1.021007	$1.061365	482,437.684
	2006	$1.007992	$1.021007	17,439.551
	2005	$1.005657	$1.007992	34,879.101
	2004	$0.994431	$1.005657	41,131.074
	2003	$1.000000	$0.994431	82,663.000

Transamerica Value Balanced VP – Service Class(1) Subaccount Inception Date May 1, 2008	2009	$0.714247	$0.864434	0.000
	2008	$1.000000	$0.714247	5,909.007

Transamerica Index 35 VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.999952	$0.997954	0.000

Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008	2009	$0.816459	$0.935049	40,096.167
	2008	$1.000000	$0.816459	28,682.298

Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008	2009	$0.720567	$0.872328	41,631.122
	2008	$1.00000	$0.720567	0.000

Transamerica Index 100 VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.999952	$1.023908	0.000

41

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Active International Allocation VP – Service Class(8) Subaccount Inception Date December 13, 1999	2009	$1.367995	$1.689683	436,980.515
	2008	$2.283791	$1.367995	378,242.175
	2007	$2.016043	$2.283791	618,113.187
	2006	$1.665142	$2.016043	420,770.385
	2005	$1.491214	$1.665142	328,239.473
	2004	$1.311295	$1.491214	8,535.000
	2003	$1.000000	$1.311295	224.817

Transamerica Multi Managed Large Cap Core VP – Service Class(9) Subaccount Inception Date December 13, 1999	2009	$0.896283	$1.278025	245,452.067
	2008	$1.578048	$0.896283	78,276.870
	2007	$1.473996	$1.578048	88,345.122
	2006	$1.362620	$1.473996	112,109.778
	2005	$1.270500	$1.362620	72,400.758
	2004	$1.148860	$1.270500	69,797.000
	2003	$1.000000	$1.148860	3,561.452

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(10) Subaccount Inception Date May 1, 2001	2009	$0.896457	$1.410733	121,922.714
	2008	$1.703148	$0.896457	122,015.897
	2007	$1.417812	$1.703148	126,046.653
	2006	$1.316316	$1.417812	59,887.004
	2005	$1.248019	$1.316316	59,802.612
	2004	$1.187770	$1.248019	54,877.000
	2003	$1.000000	$1.187770	13,611.048

PAM Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date December 13, 1999	2009	$1.120408	$1.147360	6,196,538.125
	2008	$1.061365	$1.120408	11,749,465.204
	2007	$1.021007	$1.061365	396,411.129
	2006	$1.007992	$1.021007	0.000
	2005	$1.005657	$1.007992	0.000
	2004	$0.994431	$1.005657	0.000
	2003	$1.000000	$0.994431	0.000

Invesco V.I. Basic Value Fund – Series II Shares(11) Subaccount Inception Date May 1, 2002	2009	$0.584622	$0.848858	3,597,654.359
	2008	$1.236922	$0.584622	4,001,591.249
	2007	$1.241756	$1.236922	4,948,441.923
	2006	$1.118660	$1.241756	6,086,696.959
	2005	$1.079577	$1.118660	7,063,154.195
	2004	$0.991093	$1.079577	8,529,674.000
	2003	$0.756547	$0.991093	8,449,207.284
	2002	$1.000000	$0.756547	5,866,259.794

Invesco V.I. Capital Appreciation Fund – Series II Shares(11) Subaccount Inception Date May 1, 2002	2009	$0.723394	$0.858250	656,467.015
	2008	$1.283006	$0.723394	843,187.428
	2007	$1.168487	$1.283006	1,273,247.884
	2006	$1.120967	$1.168487	1,281,633.501
	2005	$1.050411	$1.120967	1,129,209.453
	2004	$1.005183	$1.050411	1,279,115.000
	2003	$0.791715	$1.005183	1,093,316.298
	2002	$1.000000	$0.791715	621,815.721

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date November 10, 2008	2009	$1.012647	$1.236150	0.000
	2008	$1.000000	$1.012647	0.000

42

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2009	$0.711425	$0.841466	7,898,729.599
	2008	$1.220699	$0.711425	8,728,683.614
	2007	$1.184597	$1.220699	11,490,946.747
	2006	$1.030286	$1.184597	14,722,056.396
	2005	$1.002212	$1.030286	17,354,777.023
	2004	$0.916899	$1.002212	21,526,012.000
	2003	$0.705776	$0.916899	25,741,406.569
	2002	$0.923843	$0.705776	24,544,490.492
	2001	$1.000000	$0.923843	9,379,882.589

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2009	$0.544975	$0.734336	4,355,761.205
	2008	$0.921511	$0.544975	4,700,114.605
	2007	$0.825357	$0.921511	6,252,703.104
	2006	$0.845174	$0.825357	7,747,363.711
	2005	$0.748770	$0.845174	8,815,008.919
	2004	$0.703224	$0.748770	9,159,759.000
	2003	$0.579992	$0.703224	10,613,051.855
	2002	$0.853340	$0.579992	10,310,971.412
	2001	$1.000000	$0.853340	4,869,043.939

American Funds – Asset Allocation Fund – Class 2 Subaccount Inception Date November 19, 2009	2009	$0.989775	$1.007877	0.000

American Funds – Bond Fund – Class 2 Subaccount Inception Date November 19, 2009	2009	$1.000896	$0.993587	0.000

American Funds – Growth Fund – Class 2 Subaccount Inception Date November 19, 2009	2009	$0.986478	$1.002731	0.000

American Funds – Growth-Income Fund – Class 2 Subaccount Inception Date November 19, 2009	2009	$0.986799	$1.008123	0.000

American Funds – International Fund – Class 2 Subaccount Inception Date November 19, 2009	2009	$0.982909	$0.980247	111,259.592

Fidelity VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008	2009	$0.664509	$0.903362	0.000
	2008	$1.000000	$0.664509	6,260.607

Fidelity VIP Contrafund ® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009	$0.817570	$1.088497	16,208,180.974
	2008	$1.451677	$0.817570	18,090,305.232
	2007	$1.259313	$1.451677	21,776,573.556
	2006	$1.149842	$1.259313	25,631,023.153
	2005	$1.002939	$1.149842	28,396,875.206
	2004	$0.886197	$1.002939	26,517,376.000
	2003	$0.703369	$0.886197	24,045,118.452
	2002	$0.791719	$0.703369	20,713,389.339
	2001	$0.920429	$0.791719	8,751,224.818
	2000	$1.000000	$0.920429	353,301.404

Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009	$0.783929	$1.000682	8,372,463.849
	2008	$1.394918	$0.783929	10,316,128.352
	2007	$1.401626	$1.394918	13,253,464.887
	2006	$1.189107	$1.401626	13,422,468.304
	2005	$1.146026	$1.189107	14,520,800.502
	2004	$1.048363	$1.146026	17,140,734.000
	2003	$0.820348	$1.048363	17,958,098.374
	2002	$1.007541	$0.820348	16,661,283.751
	2001	$1.081814	$1.007541	7,093,277.357
	2000	$1.000000	$1.081814	171,843.708

43

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2009	$0.548155	$0.689383	5,402,504.431
	2008	$1.058601	$0.548155	5,871,562.339
	2007	$0.850486	$1.058601	7,141,878.311
	2006	$0.811959	$0.850486	7,587,710.281
	2005	$0.783046	$0.811959	9,310,042.981
	2004	$0.772663	$0.783046	10,180,607.000
	2003	$0.593146	$0.772663	12,168,564.241
	2002	$0.865865	$0.593146	9,029,212.659
	2001	$1.000000	$0.865865	2,699,493.342

Fidelity VIP Growth Opportunities Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009	$0.427214	$0.610743	675,784.464
	2008	$0.969019	$0.427214	854,771.348
	2007	$0.802292	$0.969019	942,826.510
	2006	$0.776551	$0.802292	1,146,055.999
	2005	$0.727019	$0.776551	1,393,415.346
	2004	$0.692087	$0.727019	1,786,743.000
	2003	$0.544174	$0.692087	2,070,324.341
	2002	$0.709957	$0.544174	2,244,518.530
	2001	$0.846377	$0.709957	1,259,394.653
	2000	$1.000000	$0.846377	171,659.120

Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009	$1.337877	$1.837552	13,556,645.038
	2008	$2.254217	$1.337877	15,569,875.501
	2007	$1.988829	$2.254217	19,841,907.404
	2006	$1.800260	$1.988829	24,571,018.193
	2005	$1.552048	$1.800260	29,660,998.063
	2004	$1.266905	$1.552048	30,902,013.000
	2003	$0.932399	$1.266905	31,291,510.142
	2002	$1.054427	$0.932399	28,701,583.575
	2001	$1.112079	$1.054427	11,346,046.582
	2000	$1.000000	$1.112079	526,554.998

Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2009	$0.735889	$1.136569	4,504,688.020
	2008	$1.537212	$0.735889	4,825,439.323
	2007	$1.483542	$1.537212	6,057,904.279
	2006	$1.301136	$1.483542	6,876,264.562
	2005	$1.292475	$1.301136	7,488,217.024
	2004	$1.155272	$1.292475	8,785,647.000
	2003	$0.746970	$1.155272	8,687,915.216
	2002	$1.000000	$0.746970	4,598,590.397

Franklin Income Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2009	$0.669279	$0.891915	3,835,151.918
	2008	$0.968163	$0.669279	2,900,284.769
	2007	$1.000000	$0.968163	1,171,282.151

Mutual Shares Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2009	$0.594697	$0.736718	1,389,244.676
	2008	$0.962219	$0.594697	1,150,459.755
	2007	$1.000000	$0.962219	1,406,943.475

Templeton Foreign Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2009	$0.624957	$0.841717	3,905,588.899
	2008	$1.066624	$0.624957	1,856,604.448
	2007	$1.000000	$1.066624	1,342,336.291

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2009	$0.989970	$1.263591	36,527.095
	2008	$1.000000	$0.989970	0.000

GE Investments Total Return Fund – Class 3 Subaccount Inception Date November 19, 2009	2009	$0.988807	$1.003512	0.000

44

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2009	$0.392742	$0.557538	6,624,733.831
	2008	$0.711839	$0.392742	7,995,672.132
	2007	$0.594999	$0.711839	9,943,004.580
	2006	$0.534291	$0.594999	9,936,795.222
	2005	$0.485242	$0.534291	11,204,073.252
	2004	$0.409845	$0.485242	13,276,809.000
	2003	$0.309434	$0.409845	13,699,983.571
	2002	$0.438010	$0.309434	12,880,112.897
	2001	$0.737868	$0.438010	6,477,053.211
	2000	$1.000000	$0.737868	240,469.757

Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2009	$0.991570	$1.295327	829,752.867
	2008	$1.399365	$0.991570	956,729.485
	2007	$1.328695	$1.399365	1,378,983.991
	2006	$1.174896	$1.328695	1,794,366.447
	2005	$1.086698	$1.174896	2,272,154.590
	2004	$0.938690	$1.086698	3,110,338.000
	2003	$0.676351	$0.938690	3,641,262.255
	2002	$0.898686	$0.676351	3,947,482.522
	2001	$0.998150	$0.898686	2,792,206.981
	2000	$1.000000	$0.998150	241,985.580

Janus Aspen – Worldwide Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2009	$0.431170	$0.582260	8,234,563.434
	2008	$0.794959	$0.431170	8,386,491.992
	2007	$0.739676	$0.794959	12,472,875.925
	2006	$0.638122	$0.739676	13,303,733.989
	2005	$0.615015	$0.638122	13,545,548.336
	2004	$0.598703	$0.615015	15,805,659.000
	2003	$0.492540	$0.598703	18,532,086.151
	2002	$0.674597	$0.492540	18,555,207.362
	2001	$0.887128	$0.674597	8,916,336.181
	2000	$1.000000	$0.887128	607,065.813

MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2009	$0.698378	$1.118233	2,138,313.327
	2008	$1.175024	$0.698378	1,824,606.977
	2007	$1.169387	$1.175024	2,136,715.364
	2006	$1.053572	$1.169387	2,254,762.453
	2005	$1.020614	$1.053572	2,437,777.752
	2004	$0.977809	$1.020614	2,693,115.000
	2003	$0.745636	$0.977809	3,610,822.460
	2002	$1.000000	$0.745636	2,019,746.202

MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2009	$0.982825	$1.137119	5,910,442.024
	2008	$1.287474	$0.982825	6,249,561.913
	2007	$1.260526	$1.287474	7,156,713.498
	2006	$1.044258	$1.260526	7,839,770.204
	2005	$0.915929	$1.044258	7,888,743.334
	2004	$1.000000	$0.915929	3,457,470.907
	2003	$0.915929	$1.044258	7,888,743.334
	2002	$1.000000	$0.915929	3,457,470.907

Transamerica American Century Large Company Value VP – Initial Class(2) Subaccount Inception Date May 1, 2001	2009	$0.764680	$0.902394	3,750,681.320
	2008	$1.230847	$0.764680	5,433,616.287
	2007	$1.266624	$1.230847	6,975,057.513
	2006	$1.076804	$1.266624	7,424,448.079
	2005	$1.051975	$1.076804	9,204,403.328
	2004	$0.939688	$1.051975	11,387,031.000
	2003	$0.742390	$0.939688	12,259,585.784
	2002	$0.937048	$0.742390	9,000,842.405
	2001	$1.000000	$0.937048	2,452,587.733

45

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.049665	$1.291833	30,850,472.484
	2008	$1.355133	$1.049665	29,252,549.870
	2007	$1.296226	$1.355133	26,772,941.005
	2006	$1.205026	$1.296226	28,803,075.550
	2005	$1.165649	$1.205026	29,260,957.661
	2004	$1.081088	$1.165649	32,662,557.000
	2003	$0.894928	$1.081088	32,965,140.953
	2002	$1.000000	$0.894928	14,853,733.512

Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$0.912788	$1.164590	35,537,169.615
	2008	$1.538689	$0.912788	36,966,649.404
	2007	$1.453068	$1.538689	42,713,622.006
	2006	$1.278714	$1.453068	48,041,894.533
	2005	$1.159151	$1.278714	38,664,622.908
	2004	$1.032962	$1.159151	27,286,980.000
	2003	$0.803540	$1.032962	17,155,866.975
	2002	$1.000000	$0.803540	8,833,701.207

Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.039650	$1.291543	44,874,505.450
	2008	$1.428931	$1.039650	45,575,288.904
	2007	$1.346920	$1.428931	50,880,599.546
	2006	$1.229314	$1.346920	63,730,003.622
	2005	$1.164113	$1.229314	67,363,897.010
	2004	$1.063371	$1.164113	70,732,629.000
	2003	$0.866497	$1.063371	64,981,989.104
	2002	$1.000000	$0.866497	25,372,940.967

Transamerica Asset Allocation – Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$0.988804	$1.245438	44,868,202.662
	2008	$1.496470	$0.988804	50,194,533.109
	2007	$1.412475	$1.496470	67,211,453.727
	2006	$1.262473	$1.412475	76,778,320.596
	2005	$1.168682	$1.262473	73,142,192.497
	2004	$1.047320	$1.168682	64,168,215.000
	2003	$0.837975	$1.047320	51,260,086.194
	2002	$1.000000	$0.837975	20,766,948.075

Transamerica BlackRock Large Cap Value VP – Initial Class(2) Subaccount Inception Date December 13, 1999	2009	$1.248110	$1.398249	16,991,509.272
	2008	$1.921086	$1.248110	7,578,002.629
	2007	$1.868242	$1.921086	8,657,095.007
	2006	$1.625748	$1.868242	10,108,085.653
	2005	$1.426694	$1.625748	10,479,700.420
	2004	$1.226732	$1.426694	9,371,010.000
	2003	$0.961763	$1.226732	10,058,174.263
	2002	$1.140711	$0.961763	10,847,793.131
	2001	$1.182162	$1.140711	5,175,898.347
	2000	$1.044142	$1.182162	509,957.335

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.308707	$1.716019	3,249,583.271
	2008	$2.311196	$1.308707	4,139,735.641
	2007	$2.520905	$2.311196	5,542,876.550
	2006	$1.802775	$2.520905	7,890,644.091
	2005	$1.616436	$1.802775	7,401,947.752
	2004	$1.237976	$1.616436	8,059,439.000
	2003	$0.927991	$1.237976	8,970,356.424
	2002	$1.000000	$0.927991	5,352,055.101

46

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date December 13, 1999	2009	$0.583751	$0.743464	7,285,528.089
	2008	$0.948152	$0.583751	7,131,225.733
	2007	$0.922959	$0.948152	8,550,723.193
	2006	$0.814375	$0.922959	9,651,493.666
	2005	$0.800880	$0.814375	11,949,984.555
	2004	$0.734037	$0.800880	17,189,341.000
	2003	$0.579220	$0.734037	21,659,391.072
	2002	$0.781570	$0.579220	20,984,940.873
	2001	$0.903591	$0.781570	9,975,207.899
	2000	$1.032110	$0.903591	2,922,528.254

Transamerica Jennison Growth VP – Initial Class(3) Subaccount Inception Date December 13, 1999	2009	$0.490123	$0.679204	3,632,896.949
	2008	$0.791744	$0.490123	4,053,693.093
	2007	$0.722484	$0.791744	5,053,347.713
	2006	$0.720941	$0.722484	7,131,594.915
	2005	$0.644640	$0.720941	7,852,046.611
	2004	$0.601086	$0.644640	8,280,159.000
	2003	$0.474947	$0.601086	9,192,783.681
	2002	$0.697794	$0.474947	9,798,634.842
	2001	$0.871768	$0.697794	4,791,920.564
	2000	$1.003139	$0.871768	399,841.857

Transamerica Focus VP – Initial Class(4) Subaccount Inception Date December 13, 1999	2009	$0.945762	$1.188908	11,345,148.115
	2008	$1.512364	$0.945762	12,953,953.811
	2007	$1.523207	$1.512364	16,605,082.292
	2006	$1.307215	$1.523207	22,491,194.207
	2005	$1.277918	$1.307215	27,895,326.630
	2004	$1.191435	$1.277918	32,615,294.000
	2003	$0.896966	$1.191435	35,939,950.447
	2002	$1.212295	$0.896966	35,172,905.550
	2001	$1.208438	$1.212295	20,164,471.818
	2000	$1.039339	$1.208438	1,614,373.543

Transamerica AEGON High Yield Bond VP – Initial Class(5) Subaccount Inception Date December 13, 1999	2009	$0.951028	$1.376188	10,201,118.666
	2008	$1.293742	$0.951028	6,839,007.551
	2007	$1.292548	$1.293742	8,055,265.676
	2006	$1.185348	$1.292548	11,241,956.971
	2005	$1.184549	$1.185348	14,166,085.099
	2004	$1.098078	$1.184549	19,153,510.000
	2003	$0.948940	$1.098078	20,883,651.999
	2002	$0.945935	$0.948940	16,339,103.470
	2001	$0.927487	$0.945935	7,396,347.346
	2000	$0.995199	$0.927487	362,385.527

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2001	2009	$0.806842	$1.052133	7,524,065.426
	2008	$1.268785	$0.806842	9,325,225.932
	2007	$1.182850	$1.268785	11,596,711.314
	2006	$0.977904	$1.182850	13,963,877.718
	2005	$0.881555	$0.977904	13,748,170.277
	2004	$0.784500	$0.881555	14,443,837.000
	2003	$0.637090	$0.784500	14,832,851.149
	2002	$0.831278	$0.637090	4,005,557.405
	2001	$1.000000	$0.831278	565,398.002

47

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Initial Class(3) Subaccount Inception Date December 13, 1999	2009	$0.603243	$0.750782	3,945,298.975
	2008	$1.039478	$0.603243	4,269,744.480
	2007	$0.878511	$1.039478	5,677,022.127
	2006	$0.848358	$0.878511	6,201,837.745
	2005	$0.794937	$0.848358	7,663,519.710
	2004	$0.720611	$0.794937	6,761,988.000
	2003	$0.580341	$0.720611	7,881,457.735
	2002	$0.797799	$0.580341	7,041,292.229
	2001	$0.945062	$0.797799	6,740,082.954
	2000	$1.045413	$0.945062	919,451.682

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.171002	$1.335418	20,380,519.261
	2008	$1.225779	$1.171002	18,259,032.821
	2007	$1.144889	$1.225779	17,090,597.296
	2006	$1.117804	$1.144889	19,578,765.051
	2005	$1.111425	$1.117804	21,409,674.847
	2004	$1.082286	$1.111425	22,596,294.000
	2003	$1.049753	$1.082286	24,866,413.872
	2002	$1.000000	$1.049753	22,382,341.571

Transamerica T. Rowe Price Equity Income VP – Initial Class(2) Subaccount Inception Date December 13, 1999	2009	$1.021551	$1.259200	14,220,623.660
	2008	$1.623511	$1.021551	16,432,936.099
	2007	$1.599039	$1.623511	20,986,257.330
	2006	$1.367617	$1.599039	27,051,009.776
	2005	$1.336571	$1.367617	35,469,457.898
	2004	$1.184550	$1.336571	38,375,192.000
	2003	$0.959683	$1.184550	38,113,905.779
	2002	$1.120006	$0.959683	31,711,144.868
	2001	$1.115513	$1.120006	14,745,919.503
	2000	$1.010544	$1.115513	1,356,224.407

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3) Subaccount Inception Date December 13, 1999	2009	$0.684065	$0.963487	7,637,120.515
	2008	$1.208036	$0.684065	8,943,467.129
	2007	$1.118435	$1.208036	11,497,290.495
	2006	$1.003649	$1.118435	14,409,225.795
	2005	$0.961892	$1.003649	17,925,416.780
	2004	$0.890952	$0.961892	19,163,653.000
	2003	$0.693275	$0.890952	20,346,528.693
	2002	$0.913937	$0.693275	18,810,455.004
	2001	$1.033869	$0.913937	8,263,896.440
	2000	$1.057273	$1.033869	1,715,075.567

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date December 13, 1999	2009	$0.689272	$0.939590	8,213,833.581
	2008	$1.100262	$0.689272	9,233,445.111
	2007	$1.021465	$1.100262	11,562,374.402
	2006	$1.003308	$1.021465	14,893,054.114
	2005	$0.922895	$1.003308	19,428,189.321
	2004	$0.850879	$0.922895	21,282,748.000
	2003	$0.616618	$0.850879	24,243,423.670
	2002	$0.863607	$0.616618	17,338,733.363
	2001	$0.973385	$0.863607	5,846,435.230
	2000	$1.081865	$0.973385	870,777.978

48

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Templeton Global VP – Initial Class(6) Subaccount Inception Date December 13, 1999	2009	$0.489877	$0.617813	15,108,512.702
	2008	$0.885000	$0.489877	3,167,327.327
	2007	$0.781445	$0.885000	4,576,820.509
	2006	$0.669319	$0.781445	5,850,855.837
	2005	$0.633666	$0.669319	6,224,099.268
	2004	$0.745472	$0.633666	1,784,880.000
	2003	$0.598527	$0.745472	2,842,327.915
	2002	$0.775925	$0.598527	2,313,843.058
	2001	$0.949462	$0.775925	1,500,180.507
	2000	$1.000000	$0.949462	52,080.280

Transamerica Balanced VP – Initial Class(1) Subaccount Inception Date May 1, 2002	2009	$0.968166	$1.201741	3,091,359.215
	2008	$1.457383	$0.968166	4,117,756.172
	2007	$1.305417	$1.457383	4,541,690.885
	2006	$1.217144	$1.305417	3,716,516.400
	2005	$1.147047	$1.217144	3,965,041.520
	2004	$1.050040	$1.147047	4,315,546.000
	2003	$0.938053	$1.050040	4,391,224.959
	2002	$1.000000	$0.938053	2,548,131.921

Transamerica Convertible Securities VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.002342	$1.293427	2,406,431.125
	2008	$1.615723	$1.002342	2,841,610.874
	2007	$1.385886	$1.615723	3,404,235.335
	2006	$1.271504	$1.385886	3,360,178.313
	2005	$1.245338	$1.271504	3,171,680.981
	2004	$1.119642	$1.245338	3,279,033.000
	2003	$0.921246	$1.119642	2,403,716.541
	2002	$1.000000	$0.921246	739,462.454

Transamerica WMC Diversified Growth VP – Initial Class(7) Subaccount Inception Date December 13, 1999	2009	$0.684479	$0.869099	24,206,819.003
	2008	$1.289990	$0.684479	27,184,155.405
	2007	$1.128847	$1.289990	32,577,682.372
	2006	$1.056485	$1.128847	42,371,477.438
	2005	$0.922387	$1.056485	39,909,716.070
	2004	$0.810465	$0.922387	46,826,015.000
	2003	$0.628416	$0.810465	39,342,889.868
	2002	$0.822338	$0.628416	38,256,209.552
	2001	$1.015903	$0.822338	21,634,764.125
	2000	$1.145372	$1.015903	4,023,804.760

Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date May 1, 2001	2009	$1.140181	$1.533618	4,348,437.072
	2008	$1.963369	$1.140181	4,859,331.401
	2007	$1.623189	$1.963369	6,960,391.891
	2006	$1.571345	$1.623189	8,108,529.918
	2005	$1.375532	$1.571345	10,164,528.619
	2004	$1.200115	$1.375532	12,108,881.000
	2003	$0.930632	$1.200115	5,943,084.538
	2002	$1.105094	$0.930632	5,465,071.476
	2001	$1.000000	$1.105094	1,379,589.734

Transamerica Money Market – Initial Class Subaccount Inception Date December 13, 1999	2009	$1.124315	$1.106389	14,873,278.129
	2008	$1.117314	$1.124315	28,475,015.958
	2007	$1.082524	$1.117314	19,430,866.337
	2006	$1.051661	$1.082524	17,799,600.207
	2005	$1.040022	$1.051661	17,490,659.780
	2004	$1.047750	$1.040022	19,891,078.000
	2003	$1.058245	$1.047750	29,588,769.425

49

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Science & Technology VP – Initial Class(6) Subaccount Inception Date May 1, 2001	2009	$0.485580	$0.752909	2,706,507.597
	2008	$0.961222	$0.485580	2,172,706.898
	2007	$0.736791	$0.961222	3,136,689.256
	2006	$0.742199	$0.736791	2,802,798.310
	2005	$0.739901	$0.742199	3,579,609.811
	2004	$0.696727	$0.739901	5,879,871.000
	2003	$0.469618	$0.696727	4,971,923.404
	2002	$0.772207	$0.469618	2,761,913.884
	2001	$1.000000	$0.772207	28,485,526.864

Transamerica Small/Mid Cap Value VP – Initial Class Subaccount Inception Date December 13, 1999	2009	$1.755887	$2.471404	7,834,932.207
	2008	$3.021574	$1.755887	9,060,430.899
	2007	$2.464912	$3.021574	11,477,502.270
	2006	$2.124396	$2.464912	14,972,574.463
	2005	$1.903339	$2.124396	18,886,604.856
	2004	$1.664631	$1.903339	22,149,074.000
	2003	$0.887551	$1.664631	25,525,830.375
	2002	$1.491874	$0.887551	28,239,277.961
	2001	$1.178786	$1.491874	15,648,828.340
	2000	$1.080284	$1.178786	2,134,959.549

Transamerica U.S. Government Securities VP – Initial Class Subaccount Inception Date December 13, 1999	2009	$1.323586	$1.358931	14,372,031.268
	2008	$1.250969	$1.323586	16,984,896.137
	2007	$1.200371	$1.250969	12,394,724.854
	2006	$1.182629	$1.200371	14,201,371.418
	2005	$1.177019	$1.182629	18,889,640.170
	2004	$1.159469	$1.177019	23,548,741.000
	2003	$1.145993	$1.159469	31,447,306.458
	2002	$1.101974	$1.145993	33,853,368.099
	2001	$1.066980	$1.101974	17,111,632.532
	2000	$0.985468	$1.066980	286,206.168

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(8) Subaccount Inception Date December 13, 1999	2009	$0.739576	$0.914996	7,207,256.903
	2008	$1.230349	$0.739576	9,537,103.319
	2007	$1.083006	$1.230349	12,427,484.982
	2006	$0.892178	$1.083006	13,767,904.805
	2005	$0.797730	$0.892178	12,999,886.637
	2004	$0.699515	$0.797730	9,093,759.000
	2003	$0.535920	$0.699515	6,993,256.084
	2002	$0.656772	$0.535920	6,917,367.160
	2001	$0.867514	$0.656772	3,968,986.008
	2000	$1.079826	$0.867514	1,851,974.432

Transamerica Multi Managed Large Cap Core VP – Initial Class(9) Subaccount Inception Date December 13, 1999	2009	$0.677560	$0.968299	15,949,069.158
	2008	$1.190446	$0.677560	8,752,720.003
	2007	$1.108831	$1.190446	10,616,230.580
	2006	$1.022523	$1.108831	13,385839.290
	2005	$0.950838	$1.022523	16,899,056.152
	2004	$0.858084	$0.950838	21,914,585.000
	2003	$0.721061	$0.858084	23,358,311.939
	2002	$0.877419	$0.721061	24,379,905.704
	2001	$0.960707	$0.877419	16,918,734.305
	2000	$1.039095	$0.960707	4,665,391.166

50

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.75%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class(10) Subaccount Inception Date May 1, 2001	2009	$0.509211	$0.803530	5,976,942.327
	2008	$0.964743	$0.509211	6,059,275.946
	2007	$0.801180	$0.964743	7,343,228.873
	2006	$0.741699	$0.801180	8,809,235.436
	2005	$0.701676	$0.741699	9,935,220.086
	2004	$0.666395	$0.701676	11,640,075.000
	2003	$0.529075	$0.666395	12,836,754.604
	2002	$0.000	$0.529075	11,355,552.501
	2001	$1.000000	$0.000	3,799,921.981

	Year	1.65%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Service Class(2) Subaccount Inception Date May 1, 2001	2009	$0.688746	$0.812541	100,093.594
	2008	$1.000000	$0.688746	0.000

Transamerica Asset Allocation – Conservative VP – Service Class Subaccount Inception Date May 1, 2002	2009	$0.796207	$0.978341	17,691,024.936
	2008	$1.000000	$0.796207	6,317,972.100

Transamerica Asset Allocation – Growth VP – Service Class Subaccount Inception Date May 1, 2002	2009	$0.667413	$0.850553	1,729,222.633
	2008	$1.000000	$0.667413	895,632.249

Transamerica Asset Allocation – Moderate VP – Service Class Subaccount Inception Date May 1, 2002	2009	$0.766792	$0.951968	25,374,840.520
	2008	$1.000000	$0.766792	14,525,044.665

Transamerica Asset Allocation – Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2002	2009	$0.718064	$0.903290	50,262,960.232
	2008	$1.000000	$0.718064	33,447,209.633

Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2009	$0.686559	$0.873506	10,487,008.376
	2008	$1.000000	$0.686559	8,377,050.110

Transamerica BlackRock Global Allocation VP – Service Class Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.201990	4,527,629.053

Transamerica BlackRock Large Cap Value VP – Service Class(2) Subaccount Inception Date December 13, 1999	2009	$0.730649	$0.817361	777,882.140
	2008	$1.000000	$0.730649	23,530.102

Transamerica BlackRock Tactical Allocation VP – Service Class Subaccount Inception Date May 1, 2009	2009	$1.000000	$1.205764	1,527,902.709

Transamerica Clarion Global Real Estate Securities VP – Service Class Subaccount Inception Date May 1, 2002	2009	$0.632208	$0.827221	325,401.525
	2008	$1.000000	$0.632208	530.541

Transamerica Foxhall Emerging Markets/Pacific Rim VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.990713	$1.009144	182,413.682

Transamerica Foxhall Global Conservative VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.995068	$0.983439	50,992.905

Transamerica Foxhall Global Growth VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.988966	$1.006302	81,654.637

Transamerica Foxhall Global Hard Asset VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.986571	$0.985671	14,201.885

Transamerica Hanlon Balanced VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.998158	$1.020496	59,412.021

Transamerica Hanlon Growth VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.996396	$1.021163	329,288.979

Transamerica Hanlon Growth and Income VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.997265	$1.022242	146,051.847

51

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.65%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Hanlon Managed Income VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.999955	$1.003508	1,174,430.267

Transamerica JPMorgan Enhanced Index VP – Service Class Subaccount Inception Date December 13, 1999	2009	$0.690332	$0.878213	39,182.013
	2008	$1.000000	$0.690332	0.000

Transamerica JPMorgan Mid Cap Value VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.985154	$1.029468	0.000

Transamerica Jennison Growth VP – Service Class(3) Subaccount Inception Date December 13, 1999	2009	$0.699909	$0.968717	109,013.450
	2008	$1.000000	$0.699909	0.000

Transamerica Focus VP – Service Class(4) Subaccount Inception Date December 13, 1999	2009	$0.689156	$0.864855	33,589.132
	2008	$1.000000	$0.689156	0.000

Transamerica AEGON High Yield Bond VP – Service Class(5) Subaccount Inception Date December 13, 1999	2009	$0.754457	$1.089989	362,124.837
	2008	$1.000000	$0.754457	0.000

Transamerica MFS International Equity VP – Service Class Subaccount Inception Date May 1, 2001	2009	$0.713341	$0.927994	318,535.330
	2008	$1.000000	$0.713341	30,244.316

Transamerica Marsico Growth VP – Service Class(3) Subaccount Inception Date December 13, 1999	2009	$0.662124	$0.822892	287,472.865
	2008	$1.000000	$0.662124	0.000

Transamerica PIMCO Total Return VP – Service Class Subaccount Inception Date May 1, 2002	2009	$0.920505	$1.048199	4,737,769.663
	2008	$1.000000	$0.920505	2,016,890.588

Transamerica T. Rowe Price Equity Income VP – Service Class(2) Subaccount Inception Date December 13, 1999	2009	$0.691466	$0.851399	179,848.835
	2008	$1.000000	$0.691466	15,995.346

Transamerica T. Rowe Price Growth Stock VP – Service Class(3) Subaccount Inception Date December 13, 1999	2009	$0.645553	$0.907592	143,963.187
	2008	$1.000000	$0.645553	21,368.479

Transamerica T. Rowe Price Small Cap VP – Service Class Subaccount Inception Date December 13, 1999	2009	$0.715068	$0.973095	374,580.217
	2008	$1.000000	$0.715068	18,914.294

Transamerica Templeton Global VP – Service Class(6) Subaccount Inception Date December 13, 1999	2009	$0.626917	$0.788478	276,265.012
	2008	$1.000000	$0.626917	3,112.476

Transamerica Efficient Markets VP – Service Class Subaccount Inception Date November 10, 2008	2009	$1.036627	$1.201944	869,153.816
	2008	$1.000000	$1.036627	0.000

Transamerica Balanced VP – Service Class(1) Subaccount Inception Date May 1, 2002	2009	$0.735067	$0.910713	1,388,276.554
	2008	$1.000000	$0.735067	757,454.415

Transamerica Convertible Securities VP – Service Class Subaccount Inception Date May 1, 2002	2009	$0.685489	$0.884529	54,433.003
	2008	$1.000000	$0.685489	2,442.079

Transamerica WMC Diversified Growth VP – Service Class(7) Subaccount Inception Date December 13, 1999	2009	$0.608782	$0.771968	257,463.120
	2008	$1.000000	$0.608782	0.000

Transamerica Growth Opportunities VP – Service Class Subaccount Inception Date May 1, 2001	2009	$0.664066	$0.891852	245,062.151
	2008	$1.000000	$0.664066	0.000

Transamerica Money Market VP – Service Class Subaccount Inception Date December 13, 1999	2009	$1.003592	$0.987430	4,757,321.363
	2008	$1.000000	$1.003592	1,499,328.840

Transamerica Science & Technology VP – Service Class(6) Subaccount Inception Date May 1, 2001	2009	$0.626337	$0.972848	331,981.910
	2008	$1.000000	$0.626337	0.000

Transamerica Small/Mid Cap Value VP – Service Class Subaccount Inception Date December 13, 1999	2009	$0.660541	$0.928586	603,184.517
	2008	$1.000000	$0.660541	23,183.638

Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date December 13, 1999	2009	$1.033204	$1.059101	3,438,793.688
	2008	$1.000000	$1.033204	872,719.436

Transamerica Value Balanced VP – Service Class(1) Subaccount Inception Date May 1, 2008	2009	$0.714712	$0.865845	1,124,543.033
	2008	$1.000000	$0.714712	100,430.893

52

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.65%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Index 35 VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.999955	$0.998075	33,287.399

Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008	2009	$0.817007	$0.936613	1,866,428.019
	2008	$1.000000	$0.817007	257,385.854

Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008	2009	$0.721052	$0.873783	7,061,328.811
	2008	$1.000000	$0.721052	1,346,647.630

Transamerica Index 100 VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.999955	$1.024027	0.000

Transamerica ProFunds UltraBear Fund – Service Class OAM Subaccount Inception Date May 1, 2009	2009	$1.000000	$0.561781	0.000

Transamerica Morgan Stanley Active International Allocation VP – Service Class(8) Subaccount Inception Date December 13, 1999	2009	$0.678678	$0.839096	137,649.624
	2008	$1.000000	$0.678678	518.125

Transamerica Multi Managed Large Cap Core VP – Service Class(9) Subaccount Inception Date December 13, 1999	2009	$0.639823	$0.913226	146,501.644
	2008	$1.000000	$0.639823	3,016.574

Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class(10) Subaccount Inception Date May 1, 2001	2009	$0.611350	$0.962999	357,942.739
	2008	$1.000000	$0.611350	0.000

PAM Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date December 13, 1999	2009	$1.033204	$1.059101	192,922.883
	2008	$1.000000	$1.033204	241,308.630

Invesco V.I. Basic Value Fund – Series II Shares(11) Subaccount Inception Date May 1, 2002	2009	$0.530309	$0.770752	461,312.957
	2008	$1.000000	$0.530309	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(11) Subaccount Inception Date May 1, 2002	2009	$0.653945	$0.776617	239,991.182
	2008	$1.000000	$0.653945	0.000

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B Subaccount Inception Date Novemeber 10, 2008	2009	$1.012783	$1.237531	343,252.727
	2008	$1.000000	$1.012783	33,981.111

AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2009	$0.650077	$0.769663	314,977.334
	2008	$1.000000	$0.650077	23,648.102

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2009	$0.680726	$0.918167	471,473.071
	2008	$1.000000	$0.680726	0.000

American Funds – Asset Allocation Fund – Class 2 Subaccount Inception Date November 19, 2009	2009	$0.989778	$1.007990	15,818.325

American Funds – Bond Fund – Class 2 Subaccount Inception Date November 19, 2009	2009	$1.000899	$0.993701	0.000

American Funds – Growth Fund – Class 2 Subaccount Inception Date November 19, 2009	2009	$0.986481	$1.002849	281,783.138

American Funds – Growth-Income Fund – Class 2 Subaccount Inception Date November 19, 2009	2009	$0.986802	$1.008240	0.000

American Funds – International Fund – Class 2 Subaccount Inception Date November 19, 2009	2009	$0.982911	$0.980359	126,577.713

Fidelity VIP Balanced Portfolio – Service Class 2 Subaccount Inception Date May 1, 2008	2009	$0.664950	$0.904846	1,251,635.854
	2008	$1.000000	$0.664950	806,851.377

Fidelity VIP Contrafund ® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009	$0.641644	$0.855116	540,405.483
	2008	$1.000000	$0.641644	75,231.171

Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009	$0.636875	$0.813769	61,789.436
	2008	$1.000000	$0.636875	8,502.933

53

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.65%
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2009	$0.594306	$0.748153	159,331.420
	2008	$1.000000	$0.594306	20,760.341

Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009	$0.671795	$0.923603	466,293.016
	2008	$1.000000	$0.671795	9,267.438

Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2009	$0.559463	$0.864938	406,673.969
	2008	$1.000000	$0.559463	8,638.591

Franklin Income Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2009	$0.729760	$0.973455	343,481.466
	2008	$1.000000	$0.729760	160,393.849

Mutual Shares Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2009	$0.682487	$0.846299	282,019.503
	2008	$1.000000	$0.682487	10,180.512

Templeton Foreign Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2009	$0.659735	$0.889448	427,852.169
	2008	$1.000000	$0.659735	1,855.065

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4 Subaccount Inception Date November 10, 2008	2009	$0.990107	$1.265010	1,280,870.047
	2008	$1.000000	$0.990107	0.000

GE Investments Total Return Fund – Class 3 Subaccount Inception Date November 19, 2009	2009	$0.988810	$1.003631	0.000

Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2009	$0.635920	$0.903633	92,831.226
	2008	$1.000000	$0.635920	1,178.810

Janus Aspen – Worldwide Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2009	$0.615104	$0.831468	264,596.921
	2008	$1.000000	$0.615104	22,805.490

MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2009	$0.684986	$1.097886	330,809.912
	2008	$1.000000	$0.684986	0.000

MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2009	$0.808242	$0.936049	255,237.229
	2008	$1.000000	$0.808242	2,698.359

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica American Century Large Company Value VP – Initial Class(2) Subaccount Inception Date May 1, 2001	2009	$0.776339	$0.917970	25,313.756
	2008	$1.247137	$0.776339	30,283.540
	2007	$1.280857	$1.247137	93,377.347
	2006	$1.086762	$1.280857	98,881.302
	2005	$1.059628	$1.086762	103,567.629
	2004	$0.944663	$1.059628	108,039.729
	2003	$0.744847	$0.944663	118,820.203
	2002	$0.938285	$0.744847	157,118.419
	2001	$1.000000	$0.938285	11,479.596

Transamerica Asset Allocation – Conservative VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.063539	$1.311504	45,002.562
	2008	$1.370333	$1.063539	26,869.950
	2007	$1.308178	$1.370333	29,587.249
	2006	$1.213762	$1.308178	204,064.232
	2005	$1.171794	$1.213762	0.000
	2004	$1.084641	$1.171794	228,564.376
	2003	$0.896108	$1.084641	315,412.392
	2002	$1.000000	$0.896108	119,764.901

54

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Asset Allocation – Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$0.924844	$1.182285	61,344.854
	2008	$1.555945	$0.924844	84,805.080
	2007	$1.466466	$1.555945	93,704.023
	2006	$1.287977	$1.466466	85,317.958
	2005	$1.165251	$1.287977	93,689.817
	2004	$1.036347	$1.165251	93,961.322
	2003	$0.804600	$1.036347	45,928.750
	2002	$1.000000	$0.804600	174.81

Transamerica Asset Allocation – Moderate VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.053395	$1.311197	273,350.542
	2008	$1.444964	$1.053395	310,318.177
	2007	$1.359333	$1.444964	300,983.353
	2006	$1.238214	$1.359333	127,310.594
	2005	$1.170234	$1.238214	134,300.445
	2004	$1.066862	$1.170234	241,302.481
	2003	$0.867636	$1.066862	116,942.124
	2002	$1.000000	$0.867636	99.89

Transamerica Asset Allocation – Moderate Growth VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.001893	$1.264418	122,122.339
	2008	$1.513286	$1.001893	138,904.100
	2007	$1.425519	$1.513286	137,170.026
	2006	$1.271629	$1.425519	254,339.275
	2005	$1.174845	$1.271629	211,079.827
	2004	$1.050773	$1.174845	247,111.638
	2003	$0.839081	$1.050773	264,074.877
	2002	$1.000000	$0.839081	187,026.692

Transamerica International Moderate Growth VP – Service Class Subaccount Inception Date May 1, 2006	2009	$0.690284	$0.879106	15,043.256
	2008	$1.100802	$0.690284	79,356.005
	2007	$1.030435	$1.100802	81,135.694
	2006	$1.000000	$1.030435	0.000

Transamerica BlackRock Large Cap Value VP – Initial Class(2) Subaccount Inception Date December 13, 1999	2009	$1.046107	$1.174261	22,601.082
	2008	$1.606977	$1.046107	30,887.685
	2007	$1.559685	$1.606977	57,467.103
	2006	$1.354580	$1.559685	40,039.099
	2005	$1.186405	$1.354580	48,947.675
	2004	$1.018118	$1.186405	52,492.353
	2003	$0.796637	$1.018118	63,136.781
	2002	$0.943003	$0.796637	176,528.167
	2001	$1.000000	$0.943003	108,846.802

Transamerica BlackRock Tactical Allocation VP – Service Class Subaccount Inception Date May 1, 2009	2009	$0.993363	$1.003130	0.000

Transamerica Clarion Global Real Estate Securities VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.326025	$1.742145	28,810.718
	2008	$2.337148	$1.326025	21,356.723
	2007	$2.544168	$2.337148	19,126.450
	2006	$1.815856	$2.544168	23,753.763
	2005	$1.624970	$1.815856	25,340.630
	2004	$1.242059	$1.624970	1,583.126
	2003	$0.929213	$1.242059	0.000
	2002	$1.000000	$0.929213	27,593.023

Transamerica Index 35 VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.999958	$0.998190	0.000

Transamerica Index 50 VP – Service Class Subaccount Inception Date May 1, 2008	2009	$0.991642	$0.996117	0.000

Transamerica Index 75 VP – Service Class Subaccount Inception Date May 1, 2008	2009	$0.988772	$0.999308	0.000

55

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Index 100 VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.999958	$1.024147	0.000

Transamerica JPMorgan Enhanced Index VP – Initial Class Subaccount Inception Date December 13, 1999	2009	$0.679456	$0.867071	32,839.314
	2008	$1.101409	$0.679456	36,038.078
	2007	$1.070028	$1.101409	99,646.892
	2006	$0.942288	$1.070028	103,756.955
	2005	$0.924871	$0.942288	106,292.400
	2004	$0.846025	$0.924871	111,064.953
	2003	$0.666282	$0.846025	261,994.931
	2002	$0.897283	$0.666282	125,360.672
	2001	$1.000000	$0.897283	55,879.243

Transamerica JPMorgan Mid Cap Value VP – Service Class Subaccount Inception Date November 19, 2009	2009	$0.985157	$1.029587	0.000

Transamerica Jennison Growth VP – Initial Class(3) Subaccount Inception Date December 13. 1999	2009	$0.620523	$0.861605	0.000
	2008	$1.000404	$0.620523	0.000
	2007	$0.911090	$1.000404	64,713.714
	2006	$0.907366	$0.911090	104,636.353
	2005	$0.809746	$0.907366	109,866.924
	2004	$0.753552	$0.809746	112,217.423
	2003	$0.594247	$0.753552	132,398.534
	2002	$0.871348	$0.594247	151,808.208
	2001	$1.000000	$0.871348	47,415.782

Transamerica Focus VP – Initial Class(4) Subaccount Inception Date December 13, 1999	2009	$0.746900	$0.940772	53,936.120
	2008	$1.192002	$0.746900	58,765.279
	2007	$1.198165	$1.192002	93,204.669
	2006	$1.026242	$1.198165	115,162.357
	2005	$1.001272	$1.026242	169,179.072
	2004	$0.931671	$1.001272	173,787.963
	2003	$0.700028	$0.931671	180,259.408
	2002	$0.944258	$0.700028	229,142.2322
	2001	$1.000000	$0.944258	73,305.802

Transamerica AEGON High Yield Bond VP – Initial Class(5) Subaccount Inception Date December 13, 1999	2009	$0.997541	$1.446340	51,556.168
	2008	$1.354337	$0.997541	58,145.551
	2007	$1.350404	$1.354337	82,864.697
	2006	$1.235967	$1.350404	85,452.834
	2005	$1.232722	$1.235967	94,255.252
	2004	$1.140477	$1.232722	96,144.530
	2003	$0.983646	$1.140477	117,636.817
	2002	$0.978607	$0.983646	153,982.191
	2001	$1.000000	$0.978607	72,409.466

Transamerica MFS International Equity VP – Initial Class Subaccount Inception Date May 1, 2001	2009	$0.819162	$1.070292	542.187
	2008	$1.285611	$0.819162	24,420.537
	2007	$1.196166	$1.285611	29,936.315
	2006	$0.986968	$1.196166	4,312.190
	2005	$0.887981	$0.986968	4,540.364
	2004	$0.788649	$0.887981	21,162.965
	2003	$0.639197	$0.788649	68,802.504
	2002	$0.832379	$0.639197	29,251.177
	2001	$1.000000	$0.832379	26,567.211

56

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Marsico Growth VP – Initial Class(3) Subaccount Inception Date December 13, 1999	2009	$0.676567	$0.843694	23,217.986
	2008	$1.163509	$0.676567	23,346.054
	2007	$0.981394	$1.163509	26,999.615
	2006	$0.945843	$0.981394	27,260.145
	2005	$0.884532	$0.945843	38,870.516
	2004	$0.800254	$0.884532	41,181.272
	2003	$0.643223	$0.800254	43,648.735
	2002	$0.882510	$0.643223	48,553.376
	2001	$1.000000	$0.882510	1,000.000

Transamerica PIMCO Total Return VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.186501	$1.355748	90,298.069
	2008	$1.239554	$1.186501	76,256.240
	2007	$1.155465	$1.239554	81,646.518
	2006	$1.125921	$1.155465	100,871.964
	2005	$1.117299	$1.125921	106,254.623
	2004	$1.085852	$1.117299	89,921.168
	2003	$1.051137	$1.085852	90,351.146
	2002	$1.000000	$1.051137	106,777.025

Transamerica T. Rowe Price Equity Income VP – Initial Class(2) Subaccount Inception Date December 13, 1999	2009	$0.912719	$1.127269	105,955.636
	2008	$1.447679	$0.912719	121,744.121
	2007	$1.423031	$1.447679	140,837.091
	2006	$1.214697	$1.423031	225,410.064
	2005	$1.184792	$1.214697	468,168.360
	2004	$1.047972	$1.184792	651,216.063
	2003	$0.847362	$1.047972	563,445.004
	2002	$0.986973	$0.847362	469,887.337
	2001	$1.000000	$0.986973	137,141.805

Transamerica T. Rowe Price Growth Stock VP – Initial Class(3) Subaccount Inception Date December 13, 1999	2009	$0.708318	$0.999619	29,987.293
	2008	$1.248384	$0.708318	33,743.819
	2007	$1.153503	$1.248384	31,517.442
	2006	$1.033092	$1.153503	43,585.999
	2005	$0.988158	$1.033092	43,736.830
	2004	$0.913478	$0.988158	32,074.381
	2003	$0.709404	$0.913478	52,418.821
	2002	$0.933349	$0.709404	139,147.715
	2001	$1.000000	$0.933349	122,820.297

Transamerica T. Rowe Price Small Cap VP – Initial Class Subaccount Inception Date December 13, 1999	2009	$0.772071	$1.054538	248.350
	2008	$1.229984	$0.772071	197.148
	2007	$1.139640	$1.229984	22,090.270
	2006	$1.117184	$1.139640	21,916.378
	2005	$1.025631	$1.117184	21,916.378
	2004	$0.943746	$1.025631	21,916.378
	2003	$0.682575	$0.943746	39,498.278
	2002	$0.954095	$0.682575	998.912
	2001	$1.000000	$0.954095	1000.000

Transamerica Templeton Global VP – Initial Class(6) Subaccount Inception Date December 13, 1999	2009	$0.745369	$0.941858	45,627.856
	2008	$1.343904	$0.745369	2,319.487
	2007	$1.184292	$1.343904	1,005.180
	2006	$1.012369	$1.184292	0.000
	2005	$0.956578	$1.012369	0.000
	2004	$1.000000	$0.956578	0.000

57

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Balanced VP – Initial Class(1) Subaccount Inception Date May 1, 2002	2009	$0.980965	$1.220025	0.000
	2008	$1.473732	$0.980965	0.000
	2007	$1.317444	$1.473732	2,183.902
	2006	$1.225959	$1.317444	3,212.590
	2005	$1.153085	$1.225959	8,325.102
	2004	$1.053487	$1.153085	2,108.559
	2003	$0.939281	$1.053487	2,420.719
	2002	$1.000000	$0.939281	99.890

Transamerica Convertible Securities VP – Initial Class Subaccount Inception Date May 1, 2002	2009	$1.015596	$1.313104	0.000
	2008	$1.633852	$1.015596	32,464.298
	2007	$1.398675	$1.633852	34,305.500
	2006	$1.280730	$1.398675	34,100.448
	2005	$1.251920	$1.280730	32,713.061
	2004	$1.123331	$1.251920	0.000
	2003	$0.922464	$1.123331	0.000
	2002	$1.000000	$0.922464	99.890

Transamerica WMC Diversified Growth VP – Initial Class(7) Subaccount Inception Date December 13, 1999	2009	$0.734955	$0.935035	56,680.813
	2008	$1.382371	$0.734955	147,192.042
	2007	$1.207305	$1.382371	188,967.895
	2006	$1.127697	$1.207305	214,253.892
	2005	$0.982633	$1.127697	158,220.548
	2004	$0.861695	$0.982633	169,660.200
	2003	$0.666828	$0.861695	190,538.067
	2002	$0.870883	$0.666828	226,311.413
	2001	$1.000000	$0.870883	118,422.035

Transamerica Growth Opportunities VP – Initial Class Subaccount Inception Date May 1, 2001	2009	$1.157534	$1.560035	1,980.541
	2008	$1.989306	$1.157534	1,778.436
	2007	$1.641377	$1.989306	1,783.167
	2006	$1.585844	$1.641377	2,149.874
	2005	$1.385499	$1.585844	9,104.621
	2004	$1.206427	$1.385499	10,194.638
	2003	$0.933694	$1.206427	14,035.568
	2002	$1.106549	$0.933694	41,634.474
	2001	$1.000000	$1.106549	42,498.296

Transamerica Money Market – Initial Class Subaccount Inception Date December 13, 1999	2009	$1.082161	$1.067022	0.000
	2008	$1.073301	$1.082161	326.568
	2007	$1.037829	$1.073301	9,853.813
	2006	$1.006269	$1.037829	182,969.109
	2005	$0.993185	$1.006269	190,499.757
	2004	$0.998585	$0.993185	9,601.684
	2003	$1.000000	$0.998585	534.587

Transamerica Science & Technology VP – Initial Class(6) Subaccount Inception Date May 1, 2001	2009	$0.492975	$0.765878	0.000
	2008	$0.973915	$0.492975	0.000
	2007	$0.745053	$0.973915	0.000
	2006	$0.749053	$0.745053	0.000
	2005	$0.745263	$0.749053	0.000
	2004	$0.700395	$0.745263	0.000
	2003	$0.471165	$0.700395	0.000
	2002	$0.773226	$0.471165	2,882.297
	2001	$1.000000	$0.773226	1,000.000

58

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
Transamerica Small/Mid Cap Value VP – Initial Class Subaccount Inception Date December 13, 1999	2009	$1.165827	$1.644130	52,086.099
	2008	$2.002212	$1.165827	128,735.856
	2007	$1.630121	$2.002212	241,688.250
	2006	$1.402172	$1.630121	275,763.581
	2005	$1.253809	$1.402172	513,355.956
	2004	$1.094395	$1.253809	532,172.496
	2003	$0.582372	$1.094395	514,636.128
	2002	$0.976962	$0.582372	577,620.892
	2001	$1.000000	$0.976962	200,821.027

Transamerica U.S. Government Securities VP – Initial Class Subaccount Inception Date December 13, 1999	2009	$1.235573	$1.271074	67,193.705
	2008	$1.165487	$1.235573	87,694.910
	2007	$1.116132	$1.165487	34,097.380
	2006	$1.097485	$1.116132	36,316.991
	2005	$1.090132	$1.097485	57,449.028
	2004	$1.071750	$1.090132	102,051.991
	2003	$1.057207	$1.071750	126,779.085
	2002	$1.014592	$1.057207	374,800.397
	2001	$1.000000	$1.014592	327,040.329

Transamerica U.S. Government Securities VP – Service Class Subaccount Inception Date December 13, 1999	2009	$1.149598	$1.179574	0.000
	2008	$1.086878	$1.149598	0.000
	2007	$1.043482	$1.086878	0.000
	2006	$1.028154	$1.043482	0.000
	2005	$1.023764	$1.028154	0.000
	2004	$1.010345	$1.023764	0.000
	2003	$1.000000	$1.010345	0.000

Transamerica Morgan Stanley Active International Allocation VP – Initial Class(8) Subaccount Inception Date December 13, 1999	2009	$0.946077	$1.172768	25,092.857
	2008	$1.570765	$0.946077	35,689.765
	2007	$1.379911	$1.570765	36,582.814
	2006	$1.134538	$1.379911	32,697.516
	2005	$1.012440	$1.134538	45,016.129
	2004	$0.886038	$1.012440	47,063.728
	2003	$0.677481	$0.886038	49,151.481
	2002	$0.828616	$0.677481	127,231.249
	2001	$1.000000	$0.828616	82,418.958

Transamerica Multi Managed Large Cap Core VP – Initial Class(9) Subaccount Inception Date December 13, 1999	2009	$0.753873	$1.079484	86,162.636
	2008	$1.321903	$0.753873	101,301.030
	2007	$1.228845	$1.321903	131,555.271
	2006	$1.130969	$1.228845	154,077.224
	2005	$1.049636	$1.130969	244,819.390
	2004	$0.945384	$1.049636	309,842.128
	2003	$0.792879	$0.945384	337,550.121
	2002	$0.962911	$0.792879	390,514.516
	2001	$1.000000	$0.962911	41,968.536

Transamerica Morgan Stanley Mid-Cap Growth VP – Initial Class (10) Subaccount Inception Date May 1, 2001	2009	$0.516977	$0.817385	21,201.333
	2008	$0.977513	$0.516977	21,346.952
	2007	$0.810185	$0.977513	23,311.957
	2006	$0.748559	$0.810185	39,170.879
	2005	$0.706779	$0.748559	40,327.195
	2004	$0.669908	$0.706779	52,300.306
	2003	$0.530826	$0.669908	50,579.297
	2002	$0.805310	$0.530826	52,969.144
	2001	$1.000000	$0.805310	15,552.750

59

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
Invesco V.I. Basic Value Fund – Series II Shares(11) Subaccount Inception Date May 1, 2002	2009	$0.592358	$0.861770	0.000
	2008	$1.250803	$0.592358	72.933
	2007	$1.253207	$1.250803	52.236
	2006	$1.126766	$1.253207	0.000
	2005	$1.085273	$1.126766	0.000
	2004	$0.994356	$1.085273	0.000
	2003	$0.757548	$0.994356	0.000
	2002	$1.000000	$0.757548	0.000

Invesco V.I. Capital Appreciation Fund – Series II Shares(11) Subaccount Inception Date May 1, 2002	2009	$0.732952	$0.871300	0.000
	2008	$1.297388	$0.732952	0.000
	2007	$1.179248	$1.297388	0.000
	2006	$1.129078	$1.179248	0.000
	2005	$1.055944	$1.129078	0.000
	2004	$1.008489	$1.055944	0.000
	2003	$0.792764	$1.008489	0.000
	2002	$1.000000	$0.792764	99.890

AllianceBernstein Growth and Income Portfolio – Class B Subaccount Inception Date May 1, 2001	2009	$0.722264	$0.855967	97,266.825
	2008	$1.236841	$0.722264	187,228.610
	2007	$1.197896	$1.236841	280,029.890
	2006	$1.039808	$1.197896	297,924.629
	2005	$1.009478	$1.039808	333,770.239
	2004	$0.921732	$1.009478	446,236.516
	2003	$0.708109	$0.921732	483,774.313
	2002	$0.925071	$0.708109	631,692.556
	2001	$1.000000	$0.925071	198,836.774

AllianceBernstein Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2009	$0.553250	$0.746965	0.000
	2008	$0.933656	$0.553250	83,080.529
	2007	$0.834587	$0.933656	92,567.930
	2006	$0.852963	$0.834587	97,790.445
	2005	$0.754200	$0.852963	103,745.905
	2004	$0.706925	$0.754200	110,949.221
	2003	$0.581903	$0.706925	118,632.568
	2002	$0.854462	$0.581903	141,728.704
	2001	$1.000000	$0.854462	87,415.361

Fidelity VIP Contrafund ® Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009	$0.989701	$1.320272	50,707.914
	2008	$1.753860	$0.989701	76,861.361
	2007	$1.518462	$1.753860	63,440.236
	2006	$1.383752	$1.518462	31,843.153
	2005	$1.204608	$1.383752	30,360.745
	2004	$1.062289	$1.204608	0.000
	2003	$0.841480	$1.062289	0.000
	2002	$0.945328	$0.841480	43,976.847
	2001	$1.000000	$0.945328	11,260.971

Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009	$0.738290	$0.944282	29,391.663
	2008	$1.311118	$0.738290	32,372.172
	2007	$1.314819	$1.311118	65,079.487
	2006	$1.113273	$1.314819	131,771.939
	2005	$1.070829	$1.113273	141,970.581
	2004	$0.977653	$1.070829	160,638.800
	2003	$0.763516	$0.977653	161,139.795
	2002	$0.935892	$0.763516	231,085.767
	2001	$1.000000	$0.935892	58,950.541

60

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2009	$0.556480	$0.701231	1,747.672
	2008	$1.072563	$0.556480	0.000
	2007	$0.860003	$1.072563	0.000
	2006	$0.819443	$0.860003	0.000
	2005	$0.788705	$0.819443	0.000
	2004	$0.776712	$0.788705	18,757.625
	2003	$0.595094	$0.776712	18,816.610
	2002	$0.867001	$0.595094	48,655.770
	2001	$1.000000	$0.867001	1,000.000

Fidelity VIP Growth Opportunities Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009	$0.556143	$0.796624	0.000
	2008	$1.258957	$0.556143	0.000
	2007	$1.040290	$1.258957	0.000
	2006	$1.004935	$1.040290	0.000
	2005	$0.938993	$1.004935	0.000
	2004	$0.892116	$0.938993	0.000
	2003	$0.700088	$0.892116	0.000
	2002	$0.911567	$0.700088	998.915
	2001	$1.000000	$0.911567	8,487.477

Fidelity VIP Mid Cap Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2009	$1.321413	$1.818522	55,802.128
	2008	$2.222083	$1.321413	68,010.444
	2007	$1.956606	$2.222083	140,991.919
	2006	$1.767617	$1.956606	162,904.304
	2005	$1.520914	$1.767617	194,908.573
	2004	$1.239038	$1.520914	213,253.272
	2003	$0.910103	$1.239038	256,755.139
	2002	$1.027192	$0.910103	315,453.564
	2001	$1.000000	$1.027192	66,684.529

Fidelity VIP Value Strategies Portfolio – Service Class 2 Subaccount Inception Date May 1, 2002	2009	$0.745622	$1.153874	0.000
	2008	$1.554448	$0.745622	10,475.209
	2007	$1.497211	$1.554448	11,246.783
	2006	$1.310560	$1.497211	11,856.139
	2005	$1.299278	$1.310560	12,545.279
	2004	$1.159068	$1.299278	13,333.769
	2003	$0.747954	$1.159068	14,206.022
	2002	$1.000000	$0.747954	15,478.691

Franklin Income Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2009	$0.671488	$0.896617	807.217
	2008	$0.969437	$0.671488	0.000
	2007	$1.000000	$0.969437	0.000

Mutual Shares Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2009	$0.596665	$0.740603	0.000
	2008	$0.963492	$0.596665	0.000
	2007	$1.000000	$0.963492	0.000

Templeton Foreign Securities Fund – Class 2 Subaccount Inception Date May 1, 2007	2009	$0.627021	$0.846164	0.000
	2008	$1.068021	$0.627021	0.000
	2007	$1.000000	$1.068021	0.000

Janus Aspen – Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2009	$0.698738	$0.993891	0.000
	2008	$1.263968	$0.698738	0.000
	2007	$1.054417	$1.263968	33,083.812
	2006	$0.944988	$1.054417	36,026.489
	2005	$0.856564	$0.944988	39,050.027
	2004	$0.722029	$0.856564	42,322.781
	2003	$0.544079	$0.722029	55,410.836
	2002	$0.768654	$0.544079	62,830.493
	2001	$1.000000	$0.768654	1000.000

61

CONDENSED FINANCIAL INFORMATION — (Continued)

	Year	1.55%
Subaccount		Beginning AUV	Ending AUV	# Units
Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2009	$1.012444	$1.325201	21,876.985
	2008	$1.425989	$1.012444	21,997.649
	2007	$1.351312	$1.425989	22,060.190
	2006	$1.192545	$1.351312	22,118.720
	2005	$1.100856	$1.192545	31,645.868
	2004	$0.949036	$1.100856	45,013.571
	2003	$0.682460	$0.949036	45,158.079
	2002	$0.905027	$0.682460	46,363.612
	2001	$1.000000	$0.905027	1000.000

Janus Aspen – Worldwide Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2009	$0.541386	$0.732523	0.000
	2008	$0.996184	$0.541386	0.000
	2007	$0.925085	$0.996184	0.000
	2006	$0.796510	$0.925085	2,991.444
	2005	$0.766160	$0.796510	4,083.602
	2004	$0.744370	$0.766160	5,757.542
	2003	$0.611173	$0.744370	7,536.922
	2002	$0.835427	$0.611173	10,273.679
	2001	$1.000000	$0.835427	1000.000

MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2009	$0.707617	$1.135251	0.000
	2008	$1.188222	$0.707617	10,246.140
	2007	$1.180187	$1.188222	11,000.863
	2006	$1.061215	$1.180187	11,596.900
	2005	$1.025998	$1.061215	12,270.995
	2004	$0.981034	$1.025998	13,042.228
	2003	$0.746621	$0.981034	13,895.388
	2002	$1.000000	$0.746621	15,142.427

MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2009	$0.995840	$1.154449	0.000
	2008	$1.301938	$0.995840	0.000
	2007	$1.272166	$1.301938	0.000
	2006	$1.157309	$1.272166	0.000
	2005	$1.145445	$1.157309	0.000
	2004	$1.047708	$1.145445	0.000
	2003	$0.917149	$1.047708	0.000
	2002	$1.000000	$0.917149	99.890

(1)	Transamerica Value Balanced VP merged into Transamerica Balanced VP.
(2)	Transamerica American Century Large Company Value VP, Transamerica Capital Guardian Value VP and Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.
(3)	Transamerica Marsico Growth VP and Transamerica T. Rowe Price Growth Stock VP merged into Transamerica Jennison Growth VP.
(4)	Formerly known as Transamerica Legg Mason Partners All Cap VP.
(5)	Formerly known as Transamerica MFS High Yield VP.
(6)	Transamerica Science & Technology VP merged into Transamerica Templeton Global VP and Transamerica Templeton Global VP changed its name to Transamerica Diversified Equity VP.
(7)	Formerly known as Transamerica Equity VP.
(8)	References to “AIM” have been replaced with “Invesco”due to branding changes.
(9)	Formerly known as Transamerica Van Kampen Active International Allocation VP.
(10)	Formerly known as Transamerica Van Kampen Large Cap Core VP.
(11)	Formerly known as Transamerica Van Kampen Mid-Cap Growth VP.

62

APPENDIX

OA METHOD TRANSFERS

To make the Retirement Income Choice 1.2 Benefit available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the OA Subaccount. We determine the amount and timing of OA Method transfers between the investment options and the OA Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the OA Subaccount. Based on this calculation, transfers into or out of the OA Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in OA Subaccount (or X) =

e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the OA Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the OA Subaccount can be calculated. Once calculated, appropriate transfers into or out of the OA Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the OA Subaccount.

The GUARANTEE RATIO is the policy value divided by the greater of (1) premiums minus any adjusted partial withdrawals or (2) present value of rider withdrawal amount (the present value of the rider amount looks at the sum of the expected lifetime payments discounted using a factor of [5.5]).

63

OA METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the OA Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the RIC 1.2 rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE OA SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the OA Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1=.658832

64

OA METHOD TRANSFERS — (Continued)

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value in OA Subaccount (or X) = e- Dividend*Time *(1-NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X = 13.9948%

Therefore, 13.9948% of the policy value is transferred to the OA Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1= 1.003524

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value in OA Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

While the mathematical model would suggest we transfer only a portion of the policy value in the OA Subaccount into your investment options (leaving 8.6605% in the OA Subaccount), all of the policy value in the OA Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the OA Subaccount.

65

FINANCIAL STATEMENTS AND SCHEDULES – STATUTORY BASIS

Transamerica Life Insurance Company

Years Ended December 31, 2009, 2008, and 2007

Transamerica Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2009, 2008, and 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2009.

A member firm of Ernst & Young Global Limited

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Noted 1 to the financial statements, at December 31, 2009, Transamerica Life Insurance Company changed its accounting for deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10. Also, as discussed in Note 1 to the financial statements, during 2009, Transamerica Life Insurance Company changed its accounting for investments in loan backed and structured securities in accordance with SSAP No. 43 – Revised, Loan-backed and structured Securities. As discussed in Note 2 to the financial statements, Transamerica Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy for deferred income taxes at December 31, 2008. As discussed in Note 3 to the financial statements, Transamerica Life Insurance Company, with the permission of the Insurance Division, Department of Commerce, of the State of Iowa, changed its policy related to its calculation of reserves related to synthetic guaranteed investment contracts at December 31, 2008. During 2009 the Company reverted to its previous accounting policy.

April 19, 2010

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2009	2008
		Restated
Admitted assets
Cash and invested assets:
Cash, cash equivalents and short-term investments	$3,912,309	$3,358,568
Bonds:
Affiliated entities	126,306	268,482
Unaffiliated	47,035,463	51,192,348
Preferred stocks:
Affiliated entities	7,632	8,901
Unaffiliated	152,661	1,817,213
Common stocks:
Affiliated entities (cost: 2009 - $681,297; 2008 - $747,489)	657,018	684,654
Unaffiliated (cost: 2009 - $360,043; 2008 - $347,391)	389,485	340,736
Mortgage loans on real estate	9,357,158	10,877,725
Real estate, at cost less accumulated depreciation (2009 - $52,214; 2008 - $43,262)
Home office properties	83,938	85,820
Investment properties	35,618	36,496
Properties held for sale	6,250	31,125
Policy loans	759,957	732,588
Receivables for securities	11,395	39,662
Other invested asset receivable	—	191,348
Derivatives	105,704	390,101
Collateral balance	22,733	68,410
Other invested assets	2,590,207	3,110,823

Total cash and invested assets	65,253,834	73,235,000

Accrued investment income	567,326	722,375
Cash surrender value of life insurance policies	289,559	279,903
Premiums deferred and uncollected	280,202	167,585
Current federal income tax recoverable	288,946	352,428
Net deferred income tax asset	649,556	889,160
Reinsurance receivable	300,991	310,903
Receivable from parent, subsidiaries and affiliates	187,751	217,479
Accounts receivable	171,140	154,931
General agents pension fund	43,136	52,151
Reinsurance deposit receivable	137,437	128,745
Goodwill	52,124	60,765
Other assets	27,654	34,785
Separate account assets	33,205,532	27,404,629

Total admitted assets	$101,455,188	$104,010,839

3

	December 31
	2009	2008
		Restated
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$14,924,136	$15,135,006
Annuity	19,080,480	23,412,004
Accident and health	3,317,854	3,187,937
Policy and contract claim reserves:
Life	325,407	283,481
Accident and health	194,930	200,884
Liability for deposit-type contracts	8,259,686	13,945,417
Other policyholders’ funds	21,006	20,405
Municipal reverse repurchase agreements	632,109	365,846
Remittances and items not allocated	507,629	524,661
Case level liability	13,236	13,761
Asset valuation reserve	868,688	1,273,357
Interest maintenance reserve	203,669	384,601
Funds held under reinsurance treaties	14,073,538	12,127,743
Reinsurance in unauthorized reinsurers	11,969	46,935
Commissions and expense allowances payable on reinsurance assumed	61,500	58,685
Payable to affiliates	270,421	244,864
Payable for securities	68,822	32,185
Securities lending liability	—	54,033
Transfers from separate accounts due or accrued (including $(528,931) and $(512,661) accrued for expense allowances recognized in reserves, net of reinsurance allowances at December 31, 2009 and 2008, respectively)	(638,467)	(537,656)
Amounts withheld or retained	169,294	155,233
Derivatives	357,733	225,884
Amounts incurred under modified coinsurance agreement	103,249	212,543
Other liabilities	455,899	444,920
Separate account liabilities	33,145,575	27,357,976

Total liabilities	96,428,363	99,170,705

Capital and surplus:
Common stock, $10 per share par value, 1,000,000 shares authorized, 676,190 issued and outstanding at December 31, 2009 and 2008; Participating common stock, $1 per share par value, 0 and 3,000 shares authorized and 0 and 1,500 shares issued and outstanding at December 31, 2009 and 2008, respectively	6,762	6,764
Preferred stock, Series A, $10 per share par value, 42,500 shares authorized and issued (total liquidation value - $58,000) at December 31, 2009 and 2008; Series B, $10 per share par value, 250,000 shares authorized, 117,154 and 174,494 shares issued and 117,154 and 117,154 shares outstanding (total liquidation value - $1,171,540 and $1,744,940) at December 31, 2009 and 2008, respectively.	1,597	2,170
Treasury stock, Series A Preferred, $10 per share par value, 42,500 shares as of December 31, 2009 and 2008 and Series B Preferred, $10 per share par value, 0 and 57,340 shares as of December 31, 2009 and 2008, respectively	(58,000)	(631,400)
Aggregate write-ins for other than special surplus funds	295,260	380,358
Participating shareholders’ surplus	—	378
Surplus notes	150,000	150,000
Paid-in surplus	3,113,948	3,186,991
Unassigned surplus	1,517,258	1,744,873

Total capital and surplus	5,026,825	4,840,134

Total liabilities and capital and surplus	$101,455,188	$104,010,839

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
		Restated	Restated
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$1,409,443	$2,111,417	$1,972,610
Annuity	5,997,868	4,700,329	5,598,533
Accident and health	692,821	706,198	705,819
Net investment income	3,073,157	3,886,926	4,212,471
Amortization of interest maintenance reserve	(11,138)	29,315	42,061
Commissions and expense allowances on reinsurance ceded	844,831	(325,830)	132,642
Income from fees associated with investment management, administration and contract guarantees for separate accounts	376,545	399,445	439,852
Reserve adjustment on reinsurance ceded	(372,022)	10,159,202	1,261,103
Consideration on reinsurance transaction	107	16,542	889,492
Income from administrative service agreement with affilate	40,040	44,122	49,346
Other income	92,279	16,005	109,726

	12,143,931	21,743,671	15,413,655
Benefits and expenses:
Benefits paid or provided for:
Life benefits	1,077,203	1,028,573	1,204,979
Accident and health benefits	436,567	492,379	358,208
Annuity benefits	1,304,213	1,597,820	1,738,312
Surrender benefits	4,979,209	7,773,476	9,716,655
Other benefits	142,045	742,343	867,274
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(236,536)	19,920	157,650
Annuity	(4,337,005)	(3,440,891)	(4,436,268)
Accident and health	129,917	124,958	312,042

	3,495,613	8,338,578	9,918,852
Insurance expenses:
Commissions	1,315,400	1,445,898	1,344,904
General insurance expenses	636,705	683,967	676,792
Taxes, licenses and fees	102,602	147,885	132,399
Net transfers to separate accounts	2,117,009	529,435	1,582,484
Change in case level liability	(525)	(6,800)	20,561
Consideration paid on reinsurance transactions	3,476,850	11,319,684	1,269,469
Other expenses	400,113	292,871	269,443

	8,048,154	14,412,940	5,296,052

Total benefits and expenses	11,543,767	22,751,518	15,214,904

Gain (loss) from operations before dividends to policyholders, federal income tax expense and net realized capital gains (losses) on investments	$600,164	$(1,007,847)	$198,751

5

Transamerica Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
		Restated	Restated
Dividends to policyholders	$11,010	$12,165	$17,417

Gain (loss) from operations before federal income tax (benefit) expense and net realized capital gains (losses) on investments	589,154	(1,020,012)	181,334
Federal income tax (benefit) expense	(104,942)	(32,376)	203,001

Gain (loss) from operations before net realized capital gains (losses) on investments	694,096	(987,636)	(21,667)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to/from interest maintenance reserve)	(700,521)	366,218	313,799

Net income (loss)	$(6,425)	$(621,418)	$292,132

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Participating Shareholders’ Surplus	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2007
As originally presented	$6,762	$2,168	$(58,000)	$—	$—	$150,000	$2,969,407	$1,348,204	$4,418,541
Merger of Iowa Fidelity Life Insurance Company (IFLIC)	204	—	—	—	1,931	—	204	779	3,118
Merger adjustment - retire IFLIC common stock	(200)	—	—	—	—	—	200	—	—
Issuance of stock in connection with statutory merger	—	2	—	—	—	—	(2)	—	—

Balance at January 1, 2007, as restated	$6,766	$2,170	$(58,000)	$—	$1,931	$150,000	$2,969,809	$1,348,983	$4,421,659
Net income	—	—	—	—	—	—	—	292,132	292,132
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	—	801,520	801,520
Nonadmit value of reciprocal ownership	—	—	—	—	—	—	—	(520,370)	(520,370)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	—	15,068	15,068
Change in net deferred income tax asset	—	—	—	—	—	—	—	12,119	12,119
Change in other nonadmitted assets	—	—	—	—	—	—	—	100,510	100,510
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	—	(32,606)	(32,606)
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	—	(16,591)	(16,591)
Change in asset valuation reserve	—	—	—	—	—	—	—	(98,463)	(98,463)
Change in surplus in separate accounts	—	—	—	—	—	—	—	11,642	11,642
Reinsurance transactions	—	—	—	—	—	—	—	618,363	618,363
Repurchase of Series B preferred stock	—	—	(573,400)	—	—	—	—	—	(573,400)
Correction of prior period error	—	—	—	—	—	—	—	(29,287)	(29,287)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	—	—	(5,535)	—	(5,535)
Tax benefits on stock options exercised	—	—	—	—	—	—	23	—	23
Dividends to stockholders	—	—	—	—	—	—	—	(381,600)	(381,600)
Return of capital	—	—	—	—	—	—	(270,000)	—	(270,000)
Redemption of participating common stock	(1)	—	—	—	(81)	—	(1)	—	(83)
Participating shareholder activity	—	—	—	—	152	—	—	(152)	—

Balance at December 31, 2007, as restated	$6,765	$2,170	$(631,400)	$—	$2,002	$150,000	$2,694,296	$2,121,268	$4,345,101

7

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Participating Shareholders’ Surplus	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2007, as restated	$6,765	$2,170	$(631,400)	$—	$2,002	$150,000	$2,694,296	$2,121,268	$4,345,101
Net loss	—	—	—	—	—	—	—	(621,418)	(621,418)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	—	(337,437)	(337,437)
Change in net unrealized foreign exchange gains/losses, net of tax	—	—	—	—	—	—	—	(20,767)	(20,767)
Change in net deferred income tax asset								(208,565)	(208,565)
Change in other nonadmitted assets	—	—	—	—	—	—	—	(85,798)	(85,798)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	—	19,970	19,970
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	—	35,039	35,039
Change in asset valuation reserve	—	—	—	—	—	—	—	255,123	255,123
Change in surplus in separate accounts	—	—	—	—	—	—	—	(40,108)	(40,108)
Reinsurance transactions	—	—	—	—	—	—	—	962,518	962,518
Increase in admitted deferred tax due to permitted practice	—	—	—	380,358	—	—	—	—	380,358
Correction of interest on taxes								(969)	(969)
Dividends to stockholders	—	—	—	—	—	—	—	(316,438)	(316,438)
Change in deferred premiums associated with reserve valuation change	—	—	—	—	—	—	—	(17,488)	(17,488)
Return of capital related to stock rights plan of indirect parent	—	—	—	—	—	—	(14,543)	—	(14,543)
Capital contribution	—	—	—	—	—	—	507,239	—	507,239
Redemption of participating common stock	(1)	—	—	—	(1,681)	—	(1)	—	(1,683)
Participating shareholder activity	—	—	—	—	57	—	—	(57)	—

Balance at December 31, 2008, as restated	$6,764	$2,170	$(631,400)	$380,358	$378	$150,000	$3,186,991	$1,744,873	$4,840,134

8

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Aggregate Write-ins for Other than Special Surplus Funds	Participating Shareholders’ Surplus	Surplus Notes	Paid-in Surplus	Unassigned Surplus	Total Capital and Surplus

Balance at December 31, 2008, as restated	$6,764	$2,170	$(631,400)	$380,358	$378	$150,000	$3,186,991	$1,744,873	4,840,134
Cumulative effect of change in accounting principle	—	—	—	—	—	—	—	(9,707)	(9,707)
Net loss	—	—	—	—	—	—	—	(6,425)	(6,425)
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	—	(381,912)	(381,912)
Change in net unrealized foreign exchange capital gains/losses, net of tax	—	—	—	—	—	—	—	11,139	11,139
Change in net deferred income tax asset	—	—	—	—	—	—	—	(169,940)	(169,940)
Change in other nonadmitted assets	—	—	—	—	—	—	—	(170,812)	(170,812)
Change in provision for reinsurance in unauthorized companies	—	—	—	—	—	—	—	34,966	34,966
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	—	(31,058)	(31,058)
Change in asset valuation reserve	—	—	—	—	—	—	—	398,394	398,394
Change in surplus in separate accounts	—	—	—	—	—	—	—	13,315	13,315
Reinsurance transactions	—	—	—	—	—	—	—	71,455	71,455
Decrease in admitted deferred tax attributable to expiration of permitted practice	—	—	—	(380,358)	—	—	—	—	(380,358)
Increase in admitted deferred tax asset pursuant to SSAP No. 10R	—	—	—	295,260	—	—	—	—	295,260
Corrections of errors	—	(573)	573,400	—	—	—	(572,827)	(898)	(898)
Dividends to stockholders	—	—	—	—	—	—	—	(10,031)	(10,031)
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	—	—	(214)	—	(214)
Dissolution of affiliate into the Company	—	—	—	—	—	—	—	23,938	23,938
Capital contribution	—	—	—	—	—	—	500,000	—	500,000
Redemption of participating common stock	(2)	—	—	—	(417)	—	(2)	—	(421)
Participating shareholder activity	—	—	—	—	39	—	—	(39)	—

Balance at December 31, 2009	$6,762	$1,597	$(58,000)	$295,260	$—	$150,000	$3,113,948	$1,517,258	$5,026,825

See accompanying notes.

9

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
		Restated	Restated
Operating activities
Premiums collected, net of reinsurance	$7,981,888	$7,620,124	$8,360,467
Net investment income received	3,266,446	4,386,609	4,492,638
Miscellaneous (expense) income	(127,792)	914,930	2,747,579
Benefit and loss related payments	(8,847,466)	(11,345,127)	(14,692,590)
Net transfers to separate accounts	(1,776,576)	(238,756)	(1,843,501)
Commissions, expenses paid and aggregate write-ins for deductions	(5,957,821)	(3,225,421)	(3,239,920)
Dividends paid to policyholders	(11,386)	(13,295)	(17,465)
Federal and foreign income taxes recovered (paid)	391,699	(398,359)	(330,398)

Net cash used in operating activities	(5,081,008)	(2,299,295)	(4,523,190)

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	16,975,896	19,888,559	34,578,927
Common stocks	141,360	131,682	726,484
Preferred stocks	100,705	439,153	932,541
Mortgage loans	1,682,140	1,146,455	1,896,250
Real estate and properties held for sale	24,100	49,453	5,581
Other invested assets	560,339	2,592,998	911,357
Receivable for securities	78,827	18,350	131,606
Miscellaneous proceeds	266,646	61,311	40,327

Total investment proceeds	19,830,013	24,327,961	39,223,073

Costs of investments acquired:
Bonds	(11,629,415)	(20,039,680)	(29,668,399)
Common stocks	(92,767)	(440,692)	(375,029)
Preferred stocks	(115,980)	(355,870)	(339,964)
Mortgage loans	(231,832)	(398,019)	(2,394,881)
Real estate and properties held for sale	(1,100)	(11,405)	(7,152)
Other invested assets	(296,564)	(1,819,475)	(1,223,973)
Payable for securities	—	(131,194)	(115,668)
Miscellaneous applications	(451,760)	(278,394)	(8,050)

Total cost of investments acquired	(12,819,418)	(23,474,729)	(34,133,116)
Net (increase) decrease in policy loans	(27,369)	(41,733)	30,836

Net cost of investments acquired	(12,846,787)	(23,516,462)	(34,102,280)

Net cash provided by investing activities	6,983,226	811,499	5,120,793

10

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2009	2008	2007
		Restated	Restated
Financing and miscellaneous activities
Net borrowed funds returned	$—	$—	$(824,011)
Net withdrawals on deposit-type contract funds and other liabilities without life or disability contingencies	(5,137,903)	(735,535)	(149,112)
Funds held under reinsurance treaties with unauthorized reinsurers	1,942,945	4,819,583	1,117,443
Dividends paid to stockholders	(10,031)	(316,438)	(381,600)
Repurchase of preferred stock	—	—	(573,400)
Return of capital	—	—	(270,000)
Redemption of participating shareholders	(421)	(1,683)	(83)
Capital contribution received	500,000	507,239	—
Receivable from parent, subsidiaries and affiliates	29,728	64,157	22,542
Payable to parent, subsidiaries and affiliates	25,557	(96,126)	33,443
Other cash provided (used)	1,301,648	(1,250,156)	(122,439)

Net cash provided by (used in) financing and miscellaneous activities	(1,348,477)	2,991,041	(1,147,217)

Net increase (decrease) in cash, cash equivalents and short-term investments	553,741	1,503,245	(549,614)

Cash, cash equivalents and short-term investments:
Beginning of year	3,358,568	1,855,323	2,404,937

End of year	$3,912,309	$3,358,568	$1,855,323

See accompanying notes.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December 31, 2009

1. Organization and Summary of Significant Accounting Policies

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Transamerica Corporation (74.01% of preferred shares), AEGON USA, LLC (25.99% of preferred shares), and Transamerica International Holdings, Inc. (100% of common shares). Prior to the mergers, discussed below, the Company was owned by AEGON USA, LLC (100% of preferred shares) and Transamerica Occidental Life Insurance Company (100% of common shares). Transamerica Corporation (Transamerica), AEGON USA, LLC (AEGON), Transamerica International Holdings, Inc. (TIHI) and Transamerica Occidental Life Insurance Company (TOLIC) are indirect wholly-owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2009, the Company completed a merger with Iowa Fidelity Life Insurance Company (IFLIC), which was wholly owned by AEGON. Prior to the merger, IFLIC was partially owned by external shareholders holding 1,500 shares of participating common stock. All shares of participating common stock were redeemed prior to the merger in exchange for cash in the amount of $421. The merger was accounted for in accordance with Statement of Statutory Accounting Principles (SSAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of IFLIC were carried forward to the merged company. As a result of the merger, IFLIC’s common stock was deemed cancelled by operation of law and the outstanding common shares of IFLIC, on the date of the merger, were retired and considered authorized but unissued stock of the merged entity.

In exchange for its agreement to merge IFLIC into the Company, AEGON received 149 shares of the Company’s Series B preferred shares which are equal in value to the common stock of IFLIC deemed cancelled by the merger.

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

	Nine Months Ended September 30 2009	Year Ended December 31 2008	Year Ended December 31 2007
	Unaudited
Revenue:
Company	$9,299,583	$21,743,493	$15,413,360
IFLIC	56	178	295

As restated	$9,299,639	$21,743,671	$15,413,655

Net income (loss):
Company	$(52,668)	$(621,514)	$291,924
IFLIC	77	96	208

As restated	$(52,591)	$(621,418)	$292,132

	September 30 2009	December 31 2008	December 31 2007
	Unaudited
Assets:
Company	$100,176,188	$104,009,037	$112,675,567
IFLIC	2,462	1,802	3,409

As restated	$100,178,650	$104,010,839	$112,678,976

Liabilities:
Company	$95,553,461	$99,170,562	$108,333,712
IFLIC	493	143	163

As restated	$95,553,954	$99,170,705	$108,333,875

Capital and surplus:
Company	$4,622,727	$4,838,475	$4,341,855
IFLIC	1,969	1,659	3,246

As restated	$4,624,696	$4,840,134	$4,345,101

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

On October 1, 2008, the Company completed a merger with TOLIC, which was directly owned by TIHI (100% of common shares) and Transamerica (100% of preferred shares). On October 2, 2008, the Company completed a merger with Life Investors Insurance Company of America (LIICA), which was wholly owned by AEGON. The mergers were accounted for in accordance with SSAP No. 68, as statutory mergers. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities and surplus of TOLIC and LIICA were carried forward to the merged company. As a result of the merger, TOLIC and LIICA’s common and preferred stock were deemed cancelled by operation of law and the outstanding common shares of the Company, on the date of the merger, were retired and considered authorized but unissued stock of the merged entity.

In exchange for its agreement to merge TOLIC into the Company, TIHI received common stock of the Company equal in value to the common stock of TOLIC deemed cancelled by the merger and Transamerica received Series B preferred stock of the Company equal in value to the Series B preferred stock of TOLIC deemed cancelled by the merger.

Specifically, TIHI received 676,190 shares of the Company’s common shares, and Transamerica received 86,590 shares of the Company’s Series B preferred shares. In exchange for its agreement to merge LIICA into the Company, AEGON received common stock of TIHI equal in value to the common stock of LIICA deemed cancelled by the merger. Specifically, AEGON received 18 shares of TIHI’s common shares.

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers and financial institutions.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale. Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers, external fund managers and internal models. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in Other Comprehensive Income (OCI), net of applicable taxes. Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of capital and surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the income statement on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the separate account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note. Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet. However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability. Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with an NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

Investments in both affiliated and unaffiliated preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. Non-redeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO, and the related net unrealized gains (losses) are reported in unassigned surplus with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. During 2009, the classification of these securities was changed by the NAIC so that they are now to be reported as bonds. Previously, hybrid securities were not classified as debt by the SVO and were reported as preferred stock. As a result, effective January 1, 2009, hybrid securities with a carrying value of $1,687,604 were reclassified from preferred stock to bonds. The 2008 hybrid security balances remain reported as preferred stock and have not been reclassified in the 2008 balance sheet. These securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

Common stocks of unaffiliated companies, which includes shares of mutual funds, are reported at fair value as determined by the SVO, and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of affiliated insurance subsidiaries are reported based on underlying statutory equity plus the admitted portion of goodwill. Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity and the net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company is restricted to trading Primus Guaranty, Ltd (Primus) and ACA Capital Holdings, Inc. (ACA), both common stock holdings, due to its ownership interest, which would require special securities filings prior to executing any purchase or sale transactions in regard to these securities. The carrying amount in Primus, which is carried at fair value, as of December 31, 2009 and 2008 was $17,027 and $6,364, respectively. The carrying amount in ACA, which is carried at fair value, as of December 31, 2009 and 2008 was $0 and $27, respectively.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed principally by the straight-line method over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships of $79,425, $42,829 and $4,556 for the years ended December 31, 2009, 2008 and 2007, respectively. These write-downs are included in net realized capital gains (losses) within the statements of operations.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by Iowa Insurance Laws.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2009 and 2008, the Company excluded investment income due and accrued of $2,924 and $182, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

For dollar reverse repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, in the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company may hold foreign denominated assets or liabilities and cross currency swaps are utilized to convert the asset or liability to a US denominated security. Cross currency swap agreements are contracts to exchange two principal amounts of two currencies at the prevailing exchange rate at inception of the contract. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually and the terms of the swap must meet the terms of the hedged instrument. For cross currency swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

The Company may issue foreign denominated assets or liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to fair value based on the current forward rate on the financial statements, and cash payments and/or receipts are recognized as realized gain or losses.

The Company issues products providing the customer a return based on the S&P 500 and NASDAQ 1000 indices. The Company uses S&P 500 and NASDAQ 1000 futures and/or options to hedge the liability option risk associated with these products. Futures are marked to fair value on a daily basis and a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements. Options are marked to fair value in the balance sheet and fair value adjustments are recorded in unassigned surplus.

Capped floating rate commercial mortgage loans and interest rate caps that are designated as hedges and meet hedge accounting rules are carried at amortized cost in the financial statements. A gain or loss upon early termination would be reflected in the IMR similar to the underlying instrument.

For forecasted hedge transactions, the deferred gain (loss) is recognized in income as the hedged asset affects income. If the derivative is no longer effective at achieving the desired risk management objective or if the forecasted transaction is no longer probable, hedge accounting will cease and the forward-starting swap will be marked to fair value through unassigned surplus.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income for forward-starting interest rate swaps begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment. For replication transactions, generally a premium is received by the Company on a periodic basis and recognized in investment income as earned. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss. The Company complies with the specific rules established in AVR for replication transactions.

Prior to 2009, the carrying values of derivative instruments were netted and presented in either the derivative asset or the derivative liability line within the balance sheet, depending upon the net balance of the derivatives at the end of the reporting period. Beginning in 2009, the Company is no longer netting the derivative asset and liability balances for reporting purposes. Reclassifications have been made to the 2008 balance sheet to conform to the 2009 presentation. As of December 31, 2009, derivatives in the amount of $105,704 and $357,733 were recognized as an asset and liability, respectively, within the financial statements. As of December 31, 2008, derivatives in the amount of $390,101 and $225,884 were recognized as a derivative asset and liability, respectively, within the financial statements.

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist. The Company received variable contract premiums of $4,279,394, $4,182,626 and $5,690,724 in 2009, 2008 and 2007, respectively. In addition, the Company received $376,545, $399,445 and $439,852 in 2009, 2008 and 2007, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the month of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.00 to 11.50 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement options, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

During 2009, the Company implemented an improved valuation method for single premium group annuity (SPGA) products. The prior method approximated the reserve using a spreadsheet-based balance roll forward. The current method is a seriatim valuation using a software package capable of making these calculations. The change in valuation process resulted in an increase in reserves in the amount of $3,053. The change in reserves has been credited directly to unassigned surplus.

During 2009, the Company reversed a change in reserve methodology implemented in 2008 pertaining to the change in valuation interest rates from those required under California insurance law to those allowed under Iowa insurance law due to the merger of TOLIC into TLIC. The Company changed back to valuation interest rates required under California insurance law during 2009 to meet the minimum aggregate reserve requirement for California and to preserve consistency in valuation rates and methods used for TOLIC’s California issued policies. This change in valuation process resulted in an increase in reserves in the amount of $28,005 which has been credited directly to unassigned surplus.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

During 2008, the Company’s reserves decreased by $35,039 due to various changes in valuation basis. A decrease in reserves of $36,442 resulted from various valuation system upgrades or enhancements, the largest of which was the Prophet conversion. During 2008, the Company updated the valuation process which included conversion to the Prophet valuation system, subject to existing contractual mirror reserving requirements. Previously, reserves were determined by applying client reported data, with a one quarter of a year lag, against current in force volumes. The new method calculates the reserves directly (using Prophet) based on the current in force. The change in valuation process resulted in a decrease in reserves in the amount of $30,022, with a corresponding decrease in deferred premiums of $17,488. The change in reserves has been credited directly to unassigned surplus. A decrease in reserves of $23,967 represents a change in assumptions regarding the policyholder’s election to exercise the Supplementary Retirement Income Option rider attached to certain Universal Life policies. A decrease in reserves of $28,921 represents a change in valuation interest rates from those required under California insurance law to those allowed under Iowa insurance law due to the merger of TOLIC into TLIC. Also during 2008, the Company updated assumptions and made enhancements to valuation methodology related to its accident and health reserves. These changes resulted in a partially offsetting increase in accident and health reserves of $54,291.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts Inforce.

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Municipal Reverse Repurchase Agreements

Municipal reverse repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest on the contract.

The Company enters into municipal reverse repurchase agreements for which it requires a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Consideration received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2009 and 2008 was $23,029 and $22,199, respectively.

The Company incurred $11,227 and paid $10,397 of claim adjustment expenses during 2009, of which $6,727 of the paid amount was attributable to insured or covered events of prior years.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus. No stock options were issued during 2009.

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. The Company recorded a benefit of $214, $14,618 and $7,567 for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, the Company recorded an adjustment to paid-in surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of $75 and $2,055, for years ended December 31, 2008 and 2007, respectively. The Company did not record an adjustment to surplus for the income tax effect related to these plans at December 31, 2009.

Recent Accounting Pronouncements

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement temporarily replaces SSAP No. 10, Income Taxes. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character. If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs. When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against gross DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs. Prior to the adoption of SSAP No. 10R, the Company obtained permission from the state of Iowa to compute deferred income taxes using a permitted practice, which is discussed in detail in Note 2 – Prescribed and Permitted Statutory Accounting Practices. The election of the permitted practice at December 31, 2008 resulted in an increase to surplus of $380,358, which has been reflected as an aggregate write-in for other than special surplus funds. At December 31, 2009, the Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R. The cumulative effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2009 as the use of the permitted practice expired as of December 15, 2009. As a result of this election, surplus increased by a cumulative effect of $295,260 at December 31, 2009, which has been reflected as an aggregate write-in for other than special surplus funds on the 2009 financial statements.

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 17 for further discussion of the Company’s consideration of subsequent events.

Effective September 30, 2009, the Company adopted SSAP No. 43R, Loan-backed and Structured Securities. This statement establishes statutory accounting principles for investments in loan-backed and structured securities. The SSAP supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI). If the Company intends to sell a security or lacks the intent or ability to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value. If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP. Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows. The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

1. Organization and Summary of Significant Accounting Policies (continued)

as of July 1, 2009. This change in accounting principle reduced surplus by a net amount of $14,934 ($9,707 net of tax), which includes impairments of $40,973 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $26,039, which have been removed from the component of change in net unrealized gains/losses.

In September 2008, the NAIC issued SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI. Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities. The Company adopted SSAP No. 99 on January 1, 2009. The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2008 and 2007 financial statements to conform to the 2009 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The Insurance Division, Department of Commerce, of the State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law.

The NAIC’s Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Iowa. The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to reserve credits with respect to secondary guarantee reinsurance treaties. As prescribed by Iowa Administrative Code 191-17.3(2), the Commissioner found that the Company is entitled to take reserve credit for such a reinsurance contract in the amount equal to the portion of total reserves attributable to the secondary guarantee, whereas this type of reinsurance does not meet the specific requirements of SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance and Appendix A-791 of the NAIC SAP.

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

2. Prescribed and Permitted Statutory Accounting Practices (continued)

The Company, with explicit permission from the State of Iowa Deputy Commissioner of Insurance, records the value of its wholly owned foreign life subsidiary, Transamerica Life (Bermuda), Ltd. (TLB), based upon audited statutory equity rather than audited U.S. GAAP equity adjusted to a statutory basis of accounting, utilizing adjustments as outlined in SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, a replacement of SSAP No. 88, paragraph 9.

At December 31, 2008, the Company received written approval from the Iowa Insurance Division to determine the admitted amount of deferred income tax assets pursuant to Iowa Bulletin 09-01. Bulletin 09-01 increased the realization period for purposes of determining the admissibility of deferred tax assets in accordance with the requirements of SSAP No. 10 – Income Taxes, Paragraph 10(b)(i) from one year to three years from the balance sheet date and expanded the limit on net deferred tax assets for Paragraph 10(b)(ii) from 10% of adjusted capital and surplus to 15%. The Company did not utilize this permitted practice during 2009 and instead opted to calculate deferred income taxes using the provisions of SSAP No. 10R.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	2009	2008	2007
		Restated	Restated
Net income (loss), State of Iowa basis	$(6,425)	$(621,418)	$292,132
State prescribed practice for secondary guarantee reinsurance	—	—	—
State permitted practice for valuation of foreign life subsidiary	—	—	—

Net income (loss), NAIC SAP	$(6,425)	$(621,418)	$292,132

Statutory surplus, State of Iowa basis	$5,026,825	$4,840,134	$4,345,101
State prescribed practice for secondary guarantee reinsurance	(2,593,154)	(2,349,638)	(2,099,290)
State permitted practice for valuation of wholly-owned foreign life subsidiary	(20,745)	(124,668)	(16,158)
State permitted practice for deferred tax asset	—	(380,358)	—

Statutory surplus, NAIC SAP	$2,412,926	$1,985,470	$2,229,653

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

3. Accounting Changes and Correction of Errors

During 2009, the Company corrected the financial statement presentation of the preferred treasury stock. On December 19, 2007, the Company repurchased 57,340 shares of its Series B preferred shares for $573,400. The par value of the Series B preferred shares is $10 per share and the liquidation value is also $10 per share. At December 31, 2007, the financial statement of the Company appropriately presented the $573,400 as preferred treasury stock. Due to the merger of LIICA and TOLIC into the Company on October 2, and October 1, 2008, respectively, Transamerica Corporation was issued 86,590 shares of Series B preferred stock. Rather than reflecting the Series B preferred stock issued as first a reduction of treasury stock, with the remaining shares issued to TA Corp presented as additional shares issued and outstanding, the Company incorrectly presented the entire amount of the 86,590 shares issued to TA Corp as newly issued and outstanding shares. During 2009, the Company corrected the presentation of the Series B preferred shares, which resulted in a reduction of $573,400 to treasury stock and a reduction in the preferred capital stock line of $573, with an offset to gross paid-in capital. There was no net surplus impact to the Company due to this correction.

The Company entered into an agreement with an affiliated entity in which certain mortgage loans and real estate were sold with an effective date of December 31, 2008. The sales of these mortgage loans and real estate were not reflected in the December 31, 2008 financial statements. As a result, the Company has reflected such sales in the current quarterly statement and has identified the surplus impact of such corrections as a separate change in capital and surplus within the statement of operations for 2009. Had these sales been appropriately recognized within the December 31, 2008 financials, the AVR balance would have been $6,275 lower and the sales would have increased the Company’s net loss by $7,173, for a net negative surplus impact of $898.

During 2008, the Company obtained approval from the Insurance Division, Department of Commerce, of the State of Iowa to calculate the reserves related to synthetic guaranteed investment contracts (synthetic GICs) utilizing a discount rate corresponding to the corporate bond AA credit curve, versus 105% of the Treasury spot-rate curve, which was utilized in previous years. The difference in the reserves held under the reserve methodology utilized at December 31, 2008 versus previous years’ methodology is a decrease in reserves of approximately $89,002. This approval is still effective, however, as of December 31, 2009, the Company resumed the higher reserve standard of utilizing the discount rate of 105% of the Treasury spot-rate curve to calculate its reserves related to its outstanding synthetic GIC contracts. Only one contract had a non-zero reserve. This was calculated as $10,527, but was limited to the maximum liability as outlined in the contract of $3,000.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

3. Accounting Changes and Correction of Errors (continued)

Effective January 1, 2008, the Company modified the way it records interest on income taxes. Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable. Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset. The Company reported an increase in unassigned surplus of $969 related to the change in deferred income tax asset, with an offsetting decrease to unassigned surplus as a correction of interest on taxes on January 1, 2008, resulting in no impact to unassigned surplus.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available. In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Other Invested Assets: The financial instruments included in this category are primarily investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds. The fair values for these investments were determined predominantly by using indexes, third party pricing services, and internal models.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts approximate their fair values.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The carrying amounts of these items are included as a gross asset and a gross liability on the balance sheet.

Credit Default Swaps: The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying value of receivable from/payable to affiliates approximates their fair value.

Surplus Notes: Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2009		2008
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$3,032,109	$3,032,109	$1,428,685	$1,428,685
Short-term notes receivable from affiliates	880,200	880,200	1,929,883	1,929,883
Bonds, other than affiliates	47,035,463	45,386,770	51,192,348	43,540,388
Preferred stocks, other than affiliates	152,661	144,696	1,817,213	1,044,049
Common stocks, other than affiliates	389,485	389,485	340,736	340,736
Mortgage loans on real estate, other than affiliates	9,275,690	8,935,978	10,795,426	10,101,872
Other invested assets	175,168	164,109	136,213	114,971
Floors, options and swaptions	3,661	3,111	3,659	3,659
FDAs	299	126	—	—
Interest rate caps	37	—	7	7
Interest rate swaps	92,254	541,568	67,884	416,874
Currency swaps	8,130	109,956	316,111	2,239,401
Credit default swaps	369	2,141	1,837	1,812
Foreign currency forward	954	954	603	603
Policy loans	759,957	759,957	732,588	732,588
Receivable from parent, subsidiaries and affiliates	187,751	187,751	217,479	217,479
Separate account assets	33,205,532	33,205,532	27,404,629	27,404,629

Liabilities
Investment contract liabilities	23,563,017	23,599,026	33,602,549	33,333,068
Floors, options and swaptions	550	—	—	—
FDAs	5,237	5,064	11,907	11,907
Interest rate caps	37	—	—	—
Interest rate swaps	158,871	528,815	29,690	378,376
Currency swaps	187,912	219,697	182,512	971,079
Credit default swaps	5,047	5,179	257	21,415
Foreign currency forward	79	79	1,518	1,518
Payable to parent, subsidiaries and affiliates	270,421	270,421	244,864	244,864
Separate account annuity liabilities	24,918,494	24,912,008	18,325,613	18,508,526
Surplus notes	150,000	144,191	150,000	125,099

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis. The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the following fair value measurement disclosure.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Accounting Standards Codification 820, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements). The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Level 2 -	Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Financial assets and liabilities measured at fair value on a recurring basis

The following tables provide information about the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2008.

	2009
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$103,871	$7,503	$278,111	$389,485
Other invested assets	—	—	32,660	32,660
Short-term investments (a)	—	3,064,145	—	3,064,145
Derivative assets	—	13,462	—	13,462
Separate Account assets (b)	22,215,160	9,316,660	932,693	32,464,513

Total assets	$22,319,031	$12,401,770	$1,243,464	$35,964,265

Liabilities:
Derivative liabilities	$—	$64,812	$—	$64,812

Total liabilities	$—	$64,812	$—	$64,812

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

	2008
	Level 1	Level 2	Level 3	Total
Assets:
Equity securities	$—	$45,185	$295,552	$340,737
Short-term investments(a)	—	1,112,791	42,444	1,155,235
Derivative assets	—	219,750	—	219,750
Separate Account assets (b)	27,404,629	—	—	27,404,629

Total assets	$27,404,629	$1,377,726	$337,996	$29,120,351

Liabilities:
Derivative liabilities	$—	$43,122	$—	$43,122

Total liabilities	$—	$43,122	$—	$43,122

(a)	Short-term investments are carried at amortized cost; which approximates fair value.
(b)	Separate Accounts assets are carried at the net asset value provided by the fund managers.

Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables summarize the changes in assets and liabilities classified in Level 3 for 2009 and 2008.

	Equity Securities	Short-term Investments	Other Invested Assets	Separate Account Assets	Total
Balance at January 1, 2009	$295,552	$42,444	$—	$—	$337,996
Change in realized gains/losses included in net income	(6,155)	—	—	(80,693)	(86,848)
Change in unrealized gains/losses included in surplus	5,177	284	(27)	—	5,434
Net purchases (sales)	(28,878)	(42,728)	32,687	(232,577)	(271,496)
Net transfers in to Level 3	12,415	—	—	1,245,963	1,258,378

Balance at December 31, 2009	$278,111	$—	$32,660	$932,693	$1,243,464

Total gains/losses included in income attributable to instruments held at the reporting date	$(2,156)	$—	$—	$—	$(2,156)

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

	Equity Securities	Short-term Investments	Total
Balance at January 1, 2008	$226,281	$46,778	$273,059
Change in realized gains/losses included in net income	(500)	—	(500)
Change in unrealized gains/losses included in surplus	(6,782)	(284)	(7,066)
Net purchases (sales)	76,553	(4,050)	72,503

Balance at December 31, 2008	$295,552	$42,444	$337,996

Total gains/losses included in income attributable to instruments held at the reporting date	$(500)	$—	$(500)

Assets measured at fair value on a non-recurring basis

During 2009 and 2008, the Company reported the following financial instruments at fair value on a non-recurring basis.

Description	December 31, 2009	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$290,192	$—	$120,238	$169,954	$(104,050)
Derivative liabilities	26,899	—	26,899	—	—

Description	December 31, 2008	Level 1	Level 2	Level 3	Total Gains (Losses)
Fixed maturities	$180,844	$—	$137,270	$43,574	$(207,538)
Derivative liabilities	6,563	—	6,462	101	—

Level 3 - Financial Assets

In certain circumstances, the Company will obtain non-binding quotes from brokers to assist in the determination of fair value. If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2. If not, the investment is classified as Level 3 due to the lack of transparency into the broker’s valuation process.

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments (continued)

Bonds, which have a designation of NAIC 6, are considered to be at or near default and are carried at the lower of cost or fair value. Furthermore, beginning December 31, 2009, a new process was implemented by the NAIC to determine the designation for certain non-agency residential mortgage-backed securities (RMBS). Under this process, the designation for these securities is based on two steps. Those securities whose designation is an NAIC 6 in the first step are also carried at the lower of cost or fair value.

5. Investments

Investments in common stocks of affiliated entities were as follows:

	December 31
	2009		2008
Affiliate	Cost	Carrying Amount	Cost	Carrying Amount
Wholly-owned subsidiaries:
LIICA Re II, Inc.	$80,000	$—	$80,000	$—
Life Investors Alliance LLC	13,250	—	13,250	—
Garnet Assurance Corp.	1	—	1	—
AEGON Financial Services Group	20,603	—	20,603	—
Gemini Investments, Inc.	—	—	63,623	87,699
NEF Investment Company	1,278	—	1,278	—
USA Administration Services	16,661	—	16,161	164
Transamerica Life (Bermuda), Ltd.	349,767	541,988	349,767	493,589
Transamerica Pacific Insurance Company, Ltd.	—	—	9,300	8,211
Asia Investments Holdings, Ltd.	2,114	—	2,114	—

	483,674	541,988	556,097	589,663

Minority-owned subsidiaries:
Transamerica Financial Life Insurance Company (12.6% of issued and outstanding shares)	172,938	88,815	172,938	75,564
Real Estate Alternatives Portfolio 3A Inc. (52.6% of issued and outstanding shares)	24,685	26,215	18,454	19,427

	$681,297	$657,018	$747,489	$684,654

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

During 2009, Gemini Investments, Inc. was dissolved into the Company. Prior to the dissolution, Gemini was wholly-owned by the Company as a common stock investment valued utilizing GAAP equity. There was no net surplus impact to the Company due to this dissolution.

Additionally, the Company holds preferred stock of USA Administration Services with a carrying value of $470 and $1,739 at December 31, 2009 and 2008, respectively. During 2009, the Company made a capital contribution of $500 to USA Administration Services, which increased the Company’s cost basis of the preferred stock.

On June 25, 2009, the Company paid a dividend to TIHI, consisting of 1,000 of the Transamerica Pacific Insurance Company, Ltd.’s (TPIC) common shares, which is 100% of the issued and outstanding stock of TPIC. As a result of this dividend, the Company no longer owns TPIC common stock at December 31, 2009.

The Company owns 12.6% of the preferred shares of Transamerica Financial Life Insurance Company with a carrying value of $7,162 at December 31, 2009 and 2008, respectively. The cost of the preferred shares is $7,162.

The Company purchased 51.11% of the outstanding preferred shares of Malibu Loan Fund, Ltd. during 2006. At December 31, 2009 and 2008, these shares have no carrying value. The cost of the preferred shares is $2,453 at December 31, 2009 and 2008, respectively.

The Company owns 100% of the membership interests for two affiliated limited liability companies, Transamerica Pyramid Properties, LLC and Transamerica Realty Investment Properties, LLC. At December 31, 2009 and 2008, the Company’s carrying value for these two affiliated entities was $169,157 and $175,242, respectively. The investment in these two entities is included in other invested assets in the accompanying balance sheets. Summarized combined balance sheet information for these two companies is as follows:

	December 31
	2009	2008
Real estate	$180,187	$186,227
Other assets	15,995	22,169

Total assets	$196,182	$208,396

	December 31
	2009	2008
Total liabilities	$27,025	$33,154
Total member’s interest	169,157	175,242

Total liabilities and member’s interest	$196,182	$208,396

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The carrying amount and estimated fair value of investments in bonds and preferred stock were as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2009
Unaffiliated bonds:
United States Government and agencies	$2,213,602	$46,272	$10,359	$57,837	$2,191,678
State, municipal and other government	864,106	58,075	36,447	6,506	879,228
Hybrid securities	1,777,764	15,566	322,069	421	1,470,840
Industrial and miscellaneous	27,005,598	1,585,453	377,181	61,228	28,152,642
Mortgage and other asset-backed securities	15,174,393	165,590	2,537,314	110,287	12,692,382

	47,035,463	1,870,956	3,283,370	236,279	45,386,770
Unaffiliated preferred stocks	152,661	13,428	13,976	7,417	144,696

	$47,188,124	$1,884,384	$3,297,346	$243,696	$45,531,466

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2008
Unaffiliated bonds:
United States Government and agencies	$2,392,692	$242,056	$25,685	$3,385	$2,605,678
State, municipal and other government	1,439,155	41,470	40,490	68,353	1,371,782
Industrial and miscellaneous	31,227,972	569,372	1,815,025	1,530,446	28,451,873
Mortgage and other asset-backed securities	16,132,529	58,887	3,681,337	1,399,024	11,111,055

	51,192,348	911,785	5,562,537	3,001,208	43,540,388
Unaffiliated preferred stocks	1,817,213	2,874	511,919	264,119	1,044,049

	$53,009,561	$914,659	$6,074,456	$3,265,327	$44,584,437

The Company held bonds and preferred stock at December 31, 2009 and 2008 with a carrying value of $218,816 and $91,413, respectively, and amortized cost of $284,341 and $200,784, respectively, that have an NAIC rating of 6 and which are not considered to be other-than-temporarily impaired. These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2009 and 2008, respectively, for securities that have been in a continuous loss position greater than or equal to twelve months, the Company held 1,417 and 2,063 securities with a carrying value of $15,724,863 and $20,369,486 and an unrealized loss of $3,297,347 and $6,074,456 with an average price of 79.0 and 70.2 (fair value/amortized cost). Of this portfolio, 73.4% and 87.1% were investment grade with associated unrealized losses of $1,964,692 and $5,052,946, respectively.

At December 31, 2009 and 2008, respectively, for securities in an unrealized loss position for less than twelve months, the Company held 527 and 2,148 securities with a carrying value of $5,312,143 and $21,046,015 and an unrealized loss of $243,695 and $3,265,326 with an average price of 95.4 and 84.5 (fair value/amortized cost). Of this portfolio, 96.3% and 91.2% were investment grade with associated unrealized losses of $209,917 and $2,755,393, respectively.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2009 and 2008 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2009

Unaffiliated bonds:
United States Government and agencies	$361,036	$952,444	$1,313,480
State, municipal and other government	170,904	121,643	292,547
Hybrid securities	1,297,347	15,671	1,313,018
Industrial and miscellaneous	3,594,291	2,417,578	6,011,869
Mortgage and other asset-backed securities	6,956,857	1,539,597	8,496,454

	12,380,435	5,046,933	17,427,368
Unaffiliated preferred stocks	47,082	21,515	68,597

	$12,427,517	$5,068,448	$17,495,965

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2008

Unaffiliated bonds:
United States Government and agencies	$472,534	$457,732	$930,266
State, municipal and other government	165,344	609,765	775,109
Industrial and miscellaneous	7,880,573	12,041,206	19,921,779
Mortgage and other asset-backed securities	5,190,868	4,271,338	9,462,206

	13,709,319	17,380,041	31,089,360
Unaffiliated preferred stocks	585,711	400,648	986,359

	$14,295,030	$17,780,689	$32,075,719

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The carrying amounts and estimated fair values of bonds at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Value	Estimated Fair Value
Due in one year or less	$745,468	$760,606
Due after one year through five years	10,801,834	11,253,542
Due after five years through ten years	8,664,883	8,984,345
Due after ten years	11,648,885	11,695,895

	31,861,070	32,694,388
Mortgage and other asset-backed securities	15,174,393	12,692,382

	$47,035,463	$45,386,770

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. For asset-backed securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2009, the Company’s banking sector had investments in an unrealized loss position which had a fair value of $2,120,033 and a carrying value of $2,559,561, resulting in a gross unrealized loss of $439,528. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate coupons on some securities, and credit spread widening due to economic weakness and market concerns that deeply subordinated securities will not be supported by governments should banks find themselves in need of state aid. Government initiatives put into place during 2008 and 2009 have been largely successful in reopening the funding markets though lending remains cautious in some countries and sectors of the economy. Many banks have benefited from both direct assistance (government capital injections, asset relief plans and government guarantees on debt) and indirect assistance (various government liquidity measures, including short-term funding facilities). Global banks remain somewhat vulnerable to ongoing asset write-downs, credit losses and weak earnings prospects that are associated with a recessionary environment. This continues to pressure subordinated and longer duration holdings. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2009.

At December 31, 2009, the Company’s commercial mortgage-backed securities (CMBS) portfolio had investments in an unrealized loss position which had a fair value of $2,843,189 and a carrying value of $3,624,839, resulting in a gross unrealized loss of $781,650. CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS portfolio includes conduit, large loan, single borrower, commercial real estate collateral debt obligations (CRE CDOs), and franchise loan receivable trusts.

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up analysis. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk. Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure. Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Over the past 18 months, the commercial real estate market has continued to soften. As property fundamentals deteriorate, CMBS loan delinquencies have been climbing at the same time. The introduction of the 20% and 30% credit enhanced classes within the 2005-2008 vintage deals provide some offset to these negative fundamentals. Despite beginning to show signs of improvement, the lending market remains limited as lenders have become more conservative with underwriting standards, property transactions have diminished greatly, and higher mortgage spreads have curtailed borrowing. A lack of liquidity in the market combined with a broad re-pricing of risk has led to increased credit spreads across the credit classes. As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be other-than-temporarily impaired as of December 31, 2009.

At December 31, 2009 the Company’s residential mortgage-backed securities (RMBS) sector portfolio had investments in an unrealized loss position which had a fair value of $2,770,416 and a carrying value of $3,943,294, resulting in a gross unrealized loss of $1,172,878. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS portfolio includes collateralized mortgage obligations (CMOs), government sponsored enterprise (GSE) guaranteed pass-throughs, whole loan pass-throughs, Alternative-A Paper MBS and negative amortization MBS.

All RMBS securities of the Company are monitored and reviewed on a monthly basis with detailed modeling completed on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Models incorporate external loan-level analytics to identify the riskiest securities. The results from the models are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The pace of deterioration of RMBS securities continued in early 2009, but began to stabilize in late 2009. Even with the stabilization, fundamentals in RMBS securities continue to be weak. Delinquencies and severities in property liquidations remain at an elevated level. Prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity, and the requirement for higher yields due to uncertainty, credit spreads remain elevated across the asset class. As the unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be other-than-temporarily impaired as of December 31, 2009.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2009, the Company’s asset-backed securities (ABS) subprime mortgage portfolio had investments in an unrealized loss position which had a fair value of $948,011 and a carrying value of $1,337,132, resulting in a gross unrealized loss of $389,121.

Sub-prime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority. The Company does not sell or buy sub-prime mortgages directly. The Company’s exposure to sub-prime mortgages is through ABS. These securities are pools of mortgages that have been securitized and offered to investors as ABS, where the mortgages are collateral. Most of the underlying mortgages within the pool have FICO scores below 660 at issuance. Therefore, the ABS has been classified by the Company as a sub-prime mortgage position. Also included in the Company’s total sub-prime mortgage position are ABS with second lien mortgages as collateral. The second lien mortgages may not necessarily have sub-prime FICO scores; however, the Company has included these ABS in its sub-prime position as it’s the second priority in terms of repayment. The Company does not have any “direct” residential mortgages to sub-prime borrowers outside of the ABS structures.

The Company became cautious of the structural aspects of the mezzanine classes in 2002 and stopped purchasing the mezzanine tranches with an original NRSRO rating at issuance of ‘A’ or lower in 2003. Beginning in 2003, the Company began actively selling mezzanine positions as market spreads tightened, continued to upgrade the portfolio and reduced relative exposure to the sector as underwriting deteriorated.

All ABS sub-prime mortgage securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on the portfolio quarterly. Model output is generated under base and several stress-case scenarios. ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the models. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not the Company’s particular tranche or holding is at risk for payment interruption. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the ability to hold the security, the security is impaired to discounted cash flows.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Fair values on the Company’s ABS sub-prime mortgage portfolio have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products. The unrealized loss is primarily due to decreased liquidity and increased credit spreads in the market combined with significant increases in expected losses on loans within the underlying pools. Expected losses within the underlying pools are generally higher than original expectations, primarily in certain later-vintage adjustable rate mortgage loan pools, which has led to some rating downgrades in these securities.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s subprime mortgage position at December 31, 2009:

	Actual Cost	Carrying Value	Fair Value
Residential Mortgage Backed Securities	$1,524,760	$1,394,192	$1,005,411

Aggregate totals for loan-backed and structured securities with a recognized OTTI during the current reporting period are shown below, classified on the basis of the OTTI:

	Amortized Cost	OTTI Recognized Through Income		Fair Value
	Basis Before OTTI	Interest	Non-interest

OTTI recognized based on:
Intent to sell	$200,097	$—	$71,662	$128,435

Total OTTI on loan-backed securities	$200,097	$—	$71,662	$128,435

	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value
3rd quarter present value of cash flows expected to be less than the amortized cost basis	$320,333	$293,177	$27,156	$293,177	$153,730
4th quarter present value of cash flows expected to be less than the amortized cost basis	622,868	533,151	89,717	533,151	253,458

Aggregate total	$943,201	$826,328	$116,873	$826,328	$407,188

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The following loan-backed and structured securities which continue to be held at December 31, 2009 had a recognized OTTI during the year then ended:

CUSIP	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
02148AAA4	$56,623	$55,412	$1,211	$55,412	$27,639	3Q 2009	*
02148YAJ3	10,038	9,635	403	9,635	5,095	3Q 2009	*
045427AE1	5,981	4,341	1,640	4,341	388	3Q 2009	*
126670ZN1	32,849	28,835	4,014	28,835	2,148	3Q 2009	*
12668VAF6	14,078	9,775	4,303	9,775	3,695	3Q 2009	*
225470FJ7	11,026	10,842	184	10,842	6,252	3Q 2009	*
225470T94	9,057	8,721	336	8,721	4,335	3Q 2009	*
22942KCA6	27,233	25,136	2,097	25,136	14,065	3Q 2009	*
32027LAG0	156	153	3	153	55	3Q 2009	*
32028TAF4	214	210	4	210	167	3Q 2009	*
35729PPC8	3,943	727	3,216	727	169	3Q 2009	*
3622MAAF8	300	294	6	294	73	3Q 2009	*
40430FAF9	2,814	591	2,223	591	93	3Q 2009	*
43710LAF1	152	150	2	150	94	3Q 2009	*
46628SAJ2	11,798	11,254	544	11,254	4,475	3Q 2009	*
576435AT8	494	484	10	484	303	3Q 2009	*
655374AA4	3,374	3,252	122	3,252	1,663	3Q 2009	*
86358EZU3	20,660	10,929	9,731	10,929	3,505	3Q 2009	*
939336Q55	725	687	38	687	255	3Q 2009	*
02148AAA4	55,412	54,674	738	54,674	30,484	3Q 2009
059512AP8	6,545	2,207	4,338	2,207	745	3Q 2009
12668VAF6	9,775	9,187	588	9,187	4,470	3Q 2009
225470FJ7	10,842	10,455	387	10,455	6,985	3Q 2009
22942KCA6	25,136	24,544	592	24,544	14,572	3Q 2009
23245CAF7	440	317	123	317	90	3Q 2009
3622MAAF8	294	248	46	248	48	3Q 2009
36244SAE8	1,000	949	51	949	481	3Q 2009
43710LAF1	150	107	43	107	113	3Q 2009
52524MAW9	11,476	11,109	367	11,109	3,902	3Q 2009
68400DAG9	4,806	3,554	1,252	3,554	193	3Q 2009
70557RAB6	41,797	37,940	3,857	37,940	20,360	3Q 2009
86358EZU3	10,929	9,287	1,642	9,287	1,747	3Q 2009
939336Q55	687	680	7	680	260	3Q 2009
059494AA2	45,467	44,726	741	44,726	30,478	4Q 2009
05951VAV1	60,026	59,859	167	59,859	34,196	4Q 2009
05948KV63	15,678	15,283	395	15,283	11,397	4Q 2009
12513YAK6	5,856	1,893	3,963	1,893	1,164	4Q 2009
126670ZN1	28,832	26,567	2,265	26,567	3,802	4Q 2009
126685DZ6	8,557	6,962	1,595	6,962	5,593	4Q 2009
23245CAF7	304	267	37	267	214	4Q 2009
12667G5G4	28,792	27,581	1,211	27,581	24,737	4Q 2009
02148AAA4	53,080	52,679	401	52,679	32,386	4Q 2009
02148YAJ3	9,305	8,787	518	8,787	6,122	4Q 2009
045427AE1	4,341	3,378	963	3,378	517	4Q 2009
12640PAA3	12,074	11,491	583	11,491	10,336	4Q 2009

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

CUSIP	Amortized Cost before Current Period OTTI	Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value	Quarter in which Impairment Occurred
225470FJ7	10,117	10,075	42	10,075	7,421	4Q 2009
32027LAG0	147	116	31	116	46	4Q 2009
32028TAF4	198	182	16	182	125	4Q 2009
38011AAC8	2,961	2,627	334	2,627	1,992	4Q 2009
361856EC7	31,354	26,889	4,465	26,889	14,755	4Q 2009
3622MAAF8	234	218	16	218	55	4Q 2009
43710LAF1	96	91	5	91	80	4Q 2009
52524YAA1	48,402	48,151	251	48,151	36,839	4Q 2009
52524MAW9	10,923	10,743	180	10,743	4,023	4Q 2009
576435AT8	467	397	70	397	284	4Q 2009
655374AA4	3,144	2,723	421	2,723	1,573	4Q 2009
68400DAG9	3,535	2,809	726	2,809	180	4Q 2009
761118VY1	30,381	29,354	1,027	29,354	12,445	4Q 2009
86358EZU3	9,243	9,032	211	9,032	222	4Q 2009
225470T94	8,516	7,425	1,091	7,425	5,324	4Q 2009
225470U27	7,991	6,431	1,560	6,431	4,577	4Q 2009
933637AJ9	3,783	3,505	278	3,505	2,574	4Q 2009

*	The impairment amount was recorded as a part of the cumulative effect of adoption of SSAP No. 43R and was not reflected in the income statement in the current period.

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings at December 31, 2009 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months

Unrealized loss on securities in a continuous loss position	$2,777,510	$116,079
Fair value of security with continuous unrealized loss	7,198,974	1,553,619

As the remaining unrealized losses in the ABS-housing portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider these underlying investments to be other-than-temporarily impaired as of December 31, 2009.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Detail of net investment income (loss) is presented below:

	Year Ended December 31
	2009	2008	2007
Income (loss):
Bonds	$2,581,437	$2,993,763	$3,247,217
Preferred stocks	10,395	118,882	147,440
Common stocks	8,444	46,168	36,245
Mortgage loans on real estate	609,836	690,904	756,200
Real estate	20,748	21,328	22,332
Policy loans	50,065	46,017	46,850
Cash, cash equivalents and short-term investments	38,804	85,494	113,695
Derivatives	(134,716)	(9,236)	2,244
Other invested assets	17,276	28,504	32,569
Other	9,242	32,637	14,131

Gross investment income	3,211,531	4,054,461	4,418,923
Less investment expenses	138,374	167,535	206,452

Net investment income	$3,073,157	$3,886,926	$4,212,471

Proceeds from sales and other disposals of bonds and preferred stock, excluding maturities, and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2009	2008	2007

Proceeds	$15,859,986	$18,754,578	$33,516,023

Gross realized gains	$365,788	$362,022	$570,114
Gross realized losses	(741,986)	(617,685)	(289,471)

Net realized capital gains (losses)	$(376,198)	$(255,663)	$280,643

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2009	2008	2007

Bonds	$(612,760)	$(324,506)	$205,396
Preferred stocks	6,697	(120,940)	32,322
Common stocks	(4,947)	(65,021)	115,631
Mortgage loans on real estate	(55,349)	(7,074)	1,697
Real estate	(1,051)	17,781	96
Cash, cash equivalents, and short-term investments	80	(13,767)	(7,906)
Derivatives	(437,350)	54,650	(10,099)
Other invested assets	(8,392)	654,443	284,195

	(1,113,072)	195,566	621,332
Federal income tax effect	235,951	119,219	(244,354)
Transfer to (from) interest maintenance reserve	176,600	51,433	(63,179)

Net realized capital gains (losses) on investments	$(700,521)	$366,218	$313,799

Gross realized losses for the years ended December 31, 2009, 2008 and 2007 include $618,554, $367,432 and $70,724, respectively, which relate to losses recognized on other-than-temporary declines in the fair values of bonds and preferred stocks.

At December 31, 2009 and 2008, the Company had recorded investments in restructured securities of $90,186 and $13,157, respectively. The capital gains (losses) taken as a direct result of restructures in 2009, 2008 and 2007 were $(84,752), $1,905 and $(713), respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

Gross unrealized gains and gross unrealized losses on common stock, including the stock of affiliated entities, are as follows:

	December 31
	2009	2008

Unrealized gains	$224,219	$173,987
Unrealized losses	(219,056)	(243,477)

Net unrealized gains (losses)	$5,163	$(69,490)

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2009	2008	2007

Bonds	$16,818	$(226,573)	$66,449
Preferred stocks	(46,613)	(22,844)	17,321
Common stocks	36,097	(28,697)	(42,193)
Affiliated entities	37,287	(7,222)	557,585
Mortgage loans on real estate	(8,024)	—	—
Cash, cash equivalents, and short-term investments	284	—	—
Derivatives	(410,982)	382,983	(36,994)
Other invested assets	(211,719)	(900,944)	321,216

Change in unrealized capital gains (losses)	$(586,852)	$(803,297)	$883,384

During 2009, the Company issued mortgage loans with interest rates of 6.65% for commercial loans and 7% for agricultural loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 60%. Mortgage loans with a carrying amount of $11 were non-income producing for the previous 180 days. Accrued interest of $3, $346 and $3 related to these mortgage loans was excluded from investment income at December 31, 2009, 2008 and 2007, respectively. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

At December 31, 2009 and 2008, respectively, the Company held $121,760 and $28,709 in impaired loans with related allowance and credit losses of $8,024 and $11,924. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2009 and 2008, respectively. The average recorded investment in impaired loans during 2009 was $32,445.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2009	2008	2007

Balance at beginning of period	$11,924	$—	$—
Additions, net charged to operations	20,940	11,924	—
Recoveries in amounts previously charged off	(24,840)	—	—

Balance at end of period	$8,024	$11,924	$—

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. At December 31, 2009 and 2008, respectively, the Company recognized $1,993 and $1,374 of interest income on impaired loans. The Company did not recognize any interest income on impaired loans during 2007. Interest income of $509 and $1,570, respectively, was recognized on a cash basis for the years ended December 31, 2009 and 2008. The Company did not recognize any interest income on impaired loans or any interest income on a cash basis for the year ended December 31, 2007.

At December 31, 2009 and 2008, the Company held a mortgage loan loss reserve in the AVR of $123,257 and $361,121, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution
	December 31
	2009	2008

South Atlantic	23%	24%
Pacific	22	23
Mountain	15	14
Middle Atlantic	15	14
E. North Central	10	10
W. North Central	5	5
W. South Central	5	4
E. South Central	3	4
New England	2	2

Property Type Distribution
	December 31
	2009	2008

Office	31%	31%
Apartment	21	20
Retail	20	19
Industrial	19	19
Other	5	6
Agricultural	3	5
Medical	1	—

At December 31, 2009, the Company had mortgage loans with a total net admitted asset value of $13,454 which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. The Company did not have any mortgage loans which had been restructured in accordance with SSAP No. 36 at December 31, 2008 or 2007. There were no realized losses during the years ended December 31, 2009, 2008 and 2007 related to such restructurings. There were no commitments to lend additional funds to debtors owing receivables at December 31, 2009, 2008 or 2007.

Investment expenses include expenses for the occupancy of company-owned property of $15,405, $16,705, and $16,084 during 2009, 2008, and 2007, respectively, as well as depreciation expense on these properties of $3,585, $3,349, and $3,161.

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

A write down of carrying value is required when an investor’s intent to retain the investment in the issuer has changed at the reporting date and there is not a sufficient period of time to allow for any anticipated recovery in value to occur. At December 31, 2009 and 2008, respectively, the Company recorded an impairment of $15,287 and $42,829 for its investment in Zero Beta Fund, LLC. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur.

The Company recorded an impairment of $40,688 for its investment in Real Estate Alternatives Portfolio 2, LLC and an impairment of $10,030 for its investment in Real Estate Alternatives Portfolio 3, LLC. The impairment was taken because the declines in fair value of underlying investments of the fund were deemed to be other-than-temporary.

The Company recorded an impairment of $2,120 for its investment in Yucaipa Equity Partners, L.P., an impairment of $2,884 for its investment in BCI Growth IV, L.P., an impairment of $296 for its investment in Allsop Venture Partners III, L.P., an impairment of $1,548 for its investment in B III Capital Partners, L.P., an impairment of $551 for its investment in Cahill, Warnock Strategic Partners Fund, L.P., an impairment of $49 for its investment in CM Equity Partners, L.P., an impairment of $133 for its investment in Conning Insurance Capital Limited Partnership III, an impairment of $706 for its investment in FS Equity Partners III, L.P., and an impairment of $5,133 for its investment in Harbour Group Investments III, L.P. It was determined that the decline was other-than-temporary because the expected future proceeds is the current reflected fair value on each of the deals.

For the year ended December 31, 2007, an impairment of $4,285 was recorded for MP Shoreline Associates, a LIHTC property. The impairment was determined by comparing the current book value to the fair value. The fair value was determined by discounting the anticipated future cash flows. Since the decline in fair value was determined to be other-than-temporary, the investment was written down to fair value.

The Company has an investment in Invenergy TN, LLC, a partnership which owns a 27 megawatt wind generating facility in Anderson County, Tennessee. This investment generates tax credits based on the amount of electricity produced from the wind turbines. Based on the project’s actual performance and a revised wind study, it was determined that the investment will not perform to the levels originally expected. For the year ending December 31, 2007, an impairment of $4,556 was recorded for the Invenergy TN, LLC partnership. The impairment was determined by comparing the current book value to the fair value as supplied by a third party. The fair value was determined by discounting future cash flows, expected future tax credits and income tax benefits of losses from the investment. Since the decline in fair value was determined to be other-than-temporary, the investment in the partnership was written down to the fair value amount. No further impairment was recorded for the Invenergy TN, LLC partnership during 2009 or 2008.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2009, the Company had ownership interests in 61 LIHTC properties. The remaining years of unexpired tax credits ranged from 1 to 12 and none of the properties were subject to regulatory review. The length of time remaining for holding periods ranged from 1 to 16 years. The amount of contingent equity commitments expected to be paid during the years 2010 to 2019 is $45,413. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following table provides the carrying value of state transferable tax credits gross of any related tax liabilities and total transferable tax credits by state and in total as of December 31, 2009:

Description of State Transferable Tax Credits	State	Carrying Value	Unused Amount*
Low-Income Housing Tax Credits	MA	$4,479	$8,370

Total		$4,479	$8,370

*	The unused amount reflects credits that the Company deems will be realizable in the period from 2010 to 2014.

The Company estimated the utilization of the remaining state transferable tax credits by projecting future tax liability based on projected premium, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments. The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. The Company also uses cross currency swaps to reduce market risk in foreign currencies and to alter exchange exposure arising from mismatches between assets and liabilities. A cash payment is often exchanged at the outset of the swap contract, representing the present value of cash flows of the instrument. A notional currency exchange occurs at the beginning and end of the contract. During the life of the swap, the counterparties exchange fixed or floating interest payments in its swapped currency. All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

An interest rate floor provides for the receipt of payments in the event interest rates fall below the strike rates in the contract. The interest rate floor is designed to generate cash flows to offset the lower cash flows received on assets during low interest rate environments. The Company pays a single premium at the beginning of the contract. These interest rate floors are marked to fair value in the balance sheet and the fair value adjustment is recorded in capital and surplus.

The Company invests in capped floating rate commercial mortgage loans and uses interest rate caps to convert the commercial mortgage loan into a pure floating rate asset in order to meet its overall asset/liability strategy. Interest rate caps provide for the receipt of payments when interest rates rise above the strike rates in the contract. A single premium is paid by the Company at the beginning of the interest rate cap contracts.

The Company replicates investment grade corporate bonds by combining a AAA rated security, as a cash component, with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. Using the swap market to replicate credit quality enables the Company to enhance the relative values while having the ability to execute larger transactions in a shortened time frame. A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2009 and 2008, the Company had replicated assets with a fair value of $475,424 and $466,244 and credit default swaps with a fair value of $1,377 and $(21,375), respectively. For the years ended December 31, 2009 and 2008, respectively, the Company recognized $3,088 and $306 in capital losses related to replication transactions. For the year ended December 31, 2007, the Company recognized no capital losses related to replication transactions.

The Company issues products providing the customer a return based on various global equity market indices. The Company uses global futures contracts and/or options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and the fair value adjustment is recorded to unassigned surplus in the financial statements. The Company recognized income from options contracts in the amount of $1,534 for the year ended December 31, 2009. The Company did not recognize any income from options contracts for the years ended December 31, 2008 or 2007.

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit ratings. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, the Company is required to post assets instead. At December 31, 2009, the fair value of all contracts, aggregated at a counterparty level, with a positive and a negative fair value amounted to $219,070 and $320,048, respectively.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows for forecasted transactions is 23 years. The Company hedges the variability in future cash flows from expected future investment purchases due to changes in interest rates through the use of forward starting interest rate swaps. If the forecasted asset purchase does not occur or is no longer highly probable of occurring, valuation at cost ceases and the forward-starting swap would be valued at its current fair value with fair value adjustments recorded in unassigned surplus. At December 31, 2009 and 2008, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2009, the Company has accumulated deferred gains in the amount of $103,278 related to the termination of forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2026.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

At December 31, 2009 and 2008, the Company’s outstanding financial instruments with on and off balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2009	2008

Interest rate and currency swaps:
Receive floating - pay floating	$2,129,869	$2,716,370
Receive fixed - pay floating	10,548,640	12,919,749
Receive floating - pay fixed	5,856,796	8,199,009
Receive fixed - pay fixed	236,005	201,763
Interest rate cap agreements	1,605,000	1,640,000
Interest rate floor agreements	64,000	62,400

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains (losses) since they are effectively settled daily through the variation account. The Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $(180,328), $119,833 and $(9,888) for the years ended December 31, 2009, 2008 and 2007, respectively.

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments (continued)

Open futures contracts at December 31, 2009 and 2008, were as follows:

Number of Contracts	Contract Type	Opening Market Value	Year-End Market Value

December 31, 2009
1,074	S&P 500 March 2010 Futures	$297,468	$298,223

December 31, 2008
5,271	S&P 500 March 2009 Futures	$1,171,777	$1,186,107

For the years ended December 31, 2009 and 2008, the Company has recorded $(73,133) and $264,343, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain (loss). The Company did not recognize any unrealized gains and losses during 2009 and 2008 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2009 and 2008, investments with an aggregate carrying value of $44,519,346 and $44,600,539, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities, as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Premiums earned reflect the following reinsurance assumed and ceded amounts:

	Year Ended December 31
	2009	2008	2007

Direct premiums	$12,709,931	$13,309,443	$11,477,571
Reinsurance assumed - non affiliates	1,612,150	1,515,095	1,756,468
Reinsurance assumed - affiliates	196,638	296,438	238,831
Reinsurance ceded - non affiliates	(1,130,902)	(1,101,435)	(1,114,954)
Reinsurance ceded - affiliates	(5,287,685)	(6,501,597)	(4,080,954)

Net premiums earned	$8,100,132	$7,517,944	$8,276,962

The Company received reinsurance recoveries in the amount of $2,360,201, $2,166,604 and $1,663,213 during 2009, 2008 and 2007, respectively. At December 31, 2009 and 2008, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $464,122 and $425,122, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2009 and 2008 of $37,294,459 and $29,483,844, respectively.

The net amount of the reduction in surplus at December 31, 2009 and 2008, if all reinsurance agreements were cancelled, is $28,937 and $7,856, respectively.

At December 31, 2009 and 2008, the amount of reinsurance credits, whether an asset or a reduction of liability, taken for new agreements or amendments was $3,383,308 and $2,708,917, respectively.

Effective July 1, 2009, and concurrent with the merger of CGC Life Insurance Company (CGC) into Transamerica Pacific Insurance Company, Ltd. (TPIC), the Company recaptured universal life business secondary guarantee reserves previously ceded to CGC, an affiliate. As a result, a pretax loss of $129,005 was included in the statement of operations. The remaining unamortized gain on a pretax basis that resulted from the initial ceding transaction to CGC that had been credited directly to unassigned surplus was released into earnings in the amount of $82,288.

Subsequently, effective July 1, 2009, the Company ceded the same block of universal life business plus additional universal life policies (2009 new issues) to TPIC under a coinsurance agreement. The pretax gain of $184,918 resulting from this transaction was credited directly to unassigned surplus.

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Also effective July 1, 2009, the Company ceded certain term life business to TPIC on a coinsurance basis. The net pretax gain of approximately $36,489 resulting from this transaction was credited directly to unassigned surplus.

Also effective July 1, 2009, the Company amended a reinsurance agreement with TPIC to change a term agreement from a coinsurance with funds withheld treaty to a straight coinsurance treaty. Assets of $58,394 were transferred to TPIC, and the Company released the funds withheld liability of a like amount. There was no earnings impact of this treaty amendment.

The Company entered into an indemnity reinsurance agreement with Monumental Life Insurance Company (MLIC), an affiliate, effective July 1, 2009 in which the Company agreed to cede on a coinsurance basis fixed deferred annuities issued under selected plans. The initial consideration paid was $3,474,331, the initial ceding allowance received was $13,677 and reserves ceded were $3,474,331. In addition, an interest maintenance reserve of $15,469 was transferred to MLIC, resulting in a pretax gain of $29,146 on the transaction, which was credited directly to unassigned surplus. During 2009, the Company amortized $1,895 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Effective June 30, 2009, the Company entered into an indemnity reinsurance agreement with Global Preferred Re Limited, an affiliate, to cede on a 90% quota share basis the net liabilities associated with certain of the Company’s deferred fixed annuity products issued on or after April 1, 2009 on a coinsurance funds withheld basis.

Effective January 1, 2009, the Company terminated and recaptured a block of US credit life and credit disability business that had been reinsured from LIICA, which merged into the Company effective October 2, 2008, to an affiliate, Canadian Premier Life insurance Company (CPLIC). The Company paid CPLIC a recapture fee of $2,564. In addition, the unamortized pre-tax gain held by the Company in unassigned surplus resulting from the original insurance transaction was released into income in the amount of $2,910 ($1,892 on a net of tax basis).

Effective December 31, 2008, the Company recaptured term life business previously ceded to Transamerica International Re (Ireland) Ltd. (TIRI), and Transamerica International Re (Bermuda) Ltd (TIRe) both affiliates. The Company received recapture consideration of $120,476, recorded net assets of $33,804, and recaptured reserves of $856,239 and $53,085 for life and claim reserves, with respect to the recapture from TIRI. The Company received recapture consideration of $25,563, recorded net assets of $5,088, and recaptured reserves of $167,004 and $4,821 for life and claim reserves, with respect to the recapture from TIRe. The Company incurred a statutory loss on the recapture from TIRI in the amount of $755,044 and a statutory loss on the recapture from TIRe in the amount of $141,174. As a result, a pre-tax loss of $896,218 was included in the statement of operations. During 2007, the Company amortized $3,304 into earnings with a corresponding charge to unassigned surplus.

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Subsequently, effective December 31, 2008, the Company ceded term life business to CGC. The Company paid initial consideration of $146,039, released life and claim reserves of $1,023,243 and $57,906 respectively, and established other net liabilities of $38,892. The net pre-tax gain of $896,218 resulting from this transaction was credited directly to unassigned surplus.

The Company has entered into an indemnity reinsurance agreement effective December 31, 2008, with TIRe to cede on a 100% quota share basis the net liabilities associated with certain of the Company’s variable annuity products on a coinsurance and modified coinsurance basis. The Company ceded reserves on a coinsurance basis of $872,822 and ceded premium of a like amount, paid consideration of $223,608 and established a funds withheld liability of $1,096,431. The pre-tax loss of $223,608 ($145,345 on a net of tax basis) is included in the statement of operations. The Company ceded general account and separate account reserves on a modified coinsurance basis of $284,780 and $7,248,603, respectively. An initial reinsurance premium equal to the reserves ceded was recorded, resulting in no gain or loss on the modified coinsurance portion on this transaction.

Effective October 1, 2008 the Company recaptured various guaranteed minimum death benefit (GMDB) riders included in certain of its variable annuity contracts that were previously ceded to TIRe under a 2001 reinsurance agreement. The Company released a funds withheld liability of $40,133 associated with this business and received recapture consideration of $45,038. Reserves recaptured included $100,672 of GMDB reserves and $15,099 of claim reserves. The resulting pre-tax loss of $30,600 was included in the statement of operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $16,521 ($10,739 net of tax). Prior to this transaction, the Company had amortized $3,812 and $5,083 on a pre-tax basis ($2,478 and $3,304 on a net of tax basis) into earnings for 2008 and 2007, respectively, with a corresponding charge to unassigned surplus.

Effective December 31, 2008, the Company recaptured term life business previously ceded to TIRI on a funds withheld basis under a 2001 reinsurance agreement. The Company released the funds withheld liability of $38,603 and recorded net assets of $5,036, recaptured reserves of $288,498 and $7,065 for life and claim reserves, respectively. As a result, a pre-tax loss of $251,924 was included in the statement of operations. The gain that resulted from the initial ceding transaction to TIRI that had been credited directly to unassigned surplus was released into earning in the amount of $221. In 2007, the company amortized $28 into earnings.

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Subsequently, effective December 31, 2008, the Company ceded term life business on a funds withheld basis to CGC. Life and claim reserves of $288,498 and $7,065, respectively, were released and the Company established a funds withheld liability of $38,603 and established other net liabilities of $5,036. The net pre-tax gain of $251,924 resulting from this transaction was credited directly to unassigned surplus. During 2009, the Company amortized $11,425 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

Also effective December 31, 2008, the Company ceded certain term life business to CGC on a funds withheld basis. Life and claim reserves of $587,293 and $6,874, respectively were released and the Company established other reserves of $28,680. The net pre-tax gain of $565,487 resulting from this transaction was credited directly to unassigned surplus.

The Company entered into an assumption reinsurance agreement with MLIC effective September 30, 2008. The Company was the issuer of a series of corporate-owned life insurance policies issued to LIICA. The assumption reinsurance transaction resulted in the Company novating all liabilities arising under these policies to MLIC. The Company ceded reserves of $138,025 and paid consideration of $125,828. The Company recorded a liability of $12,197 within the remittances line related to this transaction. The Company amortized $1,201 of the liability in 2009.

The Company entered into a stop loss reinsurance agreement with Transamerica Life International (Bermuda) Ltd. (TLIB), an affiliate, to cede an in force block of universal life business effective July 1, 2008. Reinsurance premiums paid of $70,728 were offset by a comparable amount of ceded reserves. Several other accounts were impacted by lesser amounts resulting in a pre-tax loss of $15. The net of tax loss of $10 was included in the statement of operations.

The Company entered into an assumption reinsurance agreement with CPLIC, effective July 1, 2008. This transaction resulted in CPLIC assuming all in force policies and certificates from the Canadian branch of the Company, along with all of the assets and liabilities related to these policies and all capital supporting this business. Subsequent to this assumption reinsurance transaction, the Company withdrew its license in Canada and therefore considered this transaction an economic transaction. The Company received a ceding commission of $11,460, which resulted in a pre-tax gain. During 2007, LIICA amended its 50% reinsurance treaty with CPLIC. LIICA received a ceding commission of $2,910 ($1,892 net of tax). This gain was credited directly to unassigned surplus at December 31, 2007.

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Below is a summary of the net policyholder liabilities and assets transferred effective July 1, 2008:

Invested assets/cash transferred	$(52,859)
Ceded reserves	64,882
Due premiums	(2,920)
Due comp liability	1,007
Retro accruals	1,350

Pre-tax net income impact	$11,460

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective May 1, 2008 in which the Company agreed to cede certain single premium deferred annuities on a coinsurance basis. The initial consideration paid was $446,522, the initial ceding allowance received was $18,263, and reserves ceded were $446,522, resulting in a pre-tax gain of $18,263. The net of tax gain of $11,871 was credited directly to unassigned surplus. The Company amortized $2,466 and $1,410 on a net of tax basis into earnings during 2009 and 2008, respectively, with a corresponding charge to unassigned surplus.

The Company entered into a stop loss reinsurance agreement with TLIB to cede an in force block of universal life business effective January 1, 2008. Reinsurance premiums paid of $3,267,950 were offset by a comparable amount of ceded reserves. Several other accounts were impacted by lesser amounts resulting in a pre-tax loss of $603. The net of tax loss of $392 was included in the statement of operations.

Effective December 31, 2007, TIRe recaptured all inforce business that was previously retroceded to the Company and LIICA under the retrocession agreement effective January 1, 2003. The difference between the life and claim reserves released of $541 and $45, respectively, and consideration paid of $366 was included in the statement of operations.

The Company and LIICA entered into an agreement effective December 31, 2007 to recapture obligations and benefits related to certain universal life insurance contracts that were previously ceded to TIRe in 2003. The Company assumed assets of $23,737 associated with this business and paid recapture consideration of $1,558. Reserves recaptured included life reserves of $3,935 and claim reserves of $434. As a result, a pre-tax gain of $17,810 was included in the statement of operations. In addition, the unamortized pre-tax ceded gain held by the Company in unassigned surplus resulting from the original reinsurance transaction was released into income in the amount of $6,240 ($4,056 net of tax). Prior to this transaction, the Company had amortized $1,418 on a pre-tax basis ($921 on a net of tax basis) into earnings for 2007, with a corresponding charge to unassigned surplus.

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

The Company and MLIC entered into an indemnity reinsurance agreement effective December 31, 2007, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were issued by MLIC, with issue dates ranging from January 1, 2007 through December 31, 2007, and also covering policies issued between January 1, 2008 and December 31, 2008. As a result, the Company assumed reserves of $26,573.

Effective December 31, 2007, the Company entered into an indemnity reinsurance agreement with Pine Falls Re, Inc., an affiliate, to automatically reinsure 100% of the risks attributable to secondary guarantee benefits on certain universal life policies that were originally issued by the Company and assumed by the Company from various affiliated entities. Universal life secondary guarantee reserves ceded were $286,392, resulting in a pre-tax gain of $286,392 ($186,154, net of tax) that has been credited directly into unassigned surplus. During 2009, the Company amortized $258 into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

On October 1, 2007 the Company and LIICA recaptured various fixed deferred annuity plans that were ceded to MLIC under a July 1, 1990 agreement. The recapture premium received was $302,727 and the commission expense allowance paid was $3,770, for a net consideration received of $298,957. Reserves recaptured were $302,727. The resulting pre-tax loss of $3,770 was included in the statement of operations.

The Company entered into an indemnity reinsurance agreement with a nonaffiliated company effective July 1, 2007, in which the Company agreed to cede a closed block of fixed and variable deferred annuities on a coinsurance and modified coinsurance basis. The net of tax gain of $10,931 from this transaction was credited directly to unassigned surplus. During 2009, 2008 and 2007 the Company amortized $1,347, $2,080 and $995, respectively, into earnings with a corresponding charge to unassigned surplus.

On April 1, 2007 LIICA entered into a recapture agreement with Veterans Life Insurance Company (VLIC), an affiliate of the Company, whereby VLIC recaptured all liabilities ceded to LIICA under an October 1, 2001 modified coinsurance agreement. The recapture consideration received was $76,086 and the reserves recaptured by VLIC were $173,147. LIICA paid a recapture premium of $173,147. The resulting pre-tax gain of $76,086 has been included in the statement of operations.

Effective December 31, 2007, LIICA recaptured all inforce universal life business that was previously reinsured to TIRI. LIICA paid a recapture fee of $4,004 and recovered miscellaneous assets of $1,985. Life and claims reserves were recaptured in the amount of $40,482 and $120, respectively. This transaction resulted in a net pre-tax loss of $42,621 which is included in the statement of operations.

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

Effective January 1, 2007, TOLIC recaptured the risks related to specified blocks of policies that were previously retroceded to TIRe. The recapture premium received was $9,677 and the commission expense allowance paid was $15,357 for a net consideration paid of $5,680. Reserves recaptured included $81,657 in life reserves and $457 in claim reserves resulting in a pre-tax loss of $87,794 which has been included in the statement of operations. TOLIC subsequently entered into an indemnity retrocession agreement with LIICA Re I, Inc., an affiliate, to retrocede specific blocks of policies assumed by TOLIC. Net consideration received by TOLIC was $16,006 and the life and claim reserves ceded were $81,657 and $457, respectively. This resulted in a pre-tax gain of $98,120 that was recorded directly to unassigned surplus on a net of tax basis. During 2007, TOLIC amortized $7,220 on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

During 2007, TOLIC entered into an agreement with TIRe to retrocede certain life insurance policies issued by Seguros Argos, S.A. de C.V., effective January 1, 2007. The Company received consideration of $21,955, resulting in an initial transaction pre-tax gain of $21,955. The gain was recorded directly to unassigned surplus on a net of tax basis. During 2009, 2008 and 2007, the Company amortized $2,874, $2,574 and $1,901, respectively, on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

Effective October 1, 2007, TOLIC recaptured the risks related to specified blocks of policies that were previously retroceded to TIRe. The consideration received was $59,744 and life and claim reserves recaptured were $358,102 and $7,900, respectively. This resulted in a pre-tax loss on the statutory income statement of $306,258. TOLIC subsequently entered into an indemnity retrocession agreement with TIRI to retrocede specific blocks of policies assumed by TOLIC. The consideration that was given in the transaction was $59,744 and the life and claim reserves ceded were $358,102 and $7,900, respectively. This resulted in a pre-tax gain on a statutory basis of $306,258 that was recorded directly to unassigned surplus on a net of tax basis. During 2008, the Company amortized $2,431 into earnings with a corresponding charge to unassigned surplus. The Company did not record any amortization in 2009 or 2007.

Effective January 1, 2006, the Company entered into a reinsurance transaction with TIRI to cede an inforce block of universal life business. The net of tax impact from the cession of inforce business was $13,585, which was credited directly to unassigned surplus. During 2009, 2008 and 2007, the Company amortized $1,019 into earnings each year with a corresponding charge to unassigned surplus. The Company has a liability for funds held under reinsurance of $538,511 and $413,935 at December 31, 2009 and 2008, respectively.

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

TLB acquired the direct liability to the policyholder through a court order from the Hong Kong Special Administrative Region Court, effective December 31, 2006, for most of the business issued from TOLIC’s branch in Hong Kong. TLB also acquired the direct liability to the policyholder through a court order from the High Court of the Republic of Singapore, effective December 31, 2006 for all business issued from TOLIC’s branch in Singapore. The novation of the contracts was approved by the Iowa Insurance Department and all policyholder liabilities were transferred to TLB. All balances assumed by TLB were reflected as direct adjustments to the balance sheet. As the transfer occurred between affiliated companies no gain or loss was recognized, and the difference between the assets transferred and the statutory liabilities assumed in the amount of $78,993 was recorded as goodwill and will be amortized into operations over the life of the business, not to exceed ten years.

Goodwill in the amount of $8,642, $8,954 and $9,274 was amortized during 2009, 2008 and 2007, respectively, related to this transaction. TLB is valued on a U.S. statutory basis and includes a deferred gain liability of a similar amount to the goodwill reflected in the financials of the Company.

Effective December 31, 2006, TOLIC entered into a reinsurance agreement with LIICA Re II, Inc., an affiliate of the Company, to cede term and universal life business. The initial premium paid was $120,000. Reserves ceded included $212,319 of term life reserves, $834,446 of universal life secondary guarantee reserves, $1,067 of claim reserves and $5,911 of miscellaneous policyholder assets, resulting in a pre-tax gain of $921,921 that was recorded directly to unassigned surplus on a net of tax basis. During 2009, 2008 and 2007, the Company amortized $6,541, $74,716 and $1,321, respectively, on a net of tax basis into earnings with a corresponding charge to unassigned surplus.

Following the December 31, 2006 recapture of a block of in force term life business that was ceded to TIRe, TOLIC entered into a reinsurance agreement with LIICA Re I, Inc., to retrocede this block of term life business also effective December 31, 2006. The initial premium paid was $77,479, offset by the commission expense received of $42,022, for a net consideration of $35,457. Reserves ceded included $256,795 of life reserves and $13,146 of claim reserves, resulting in a pre-tax gain of $234,484 that was recorded directly to unassigned surplus on a net of tax basis. During 2009, the Company amortized $2,039 on a net of tax basis into earnings with a corresponding charge to unassigned surplus. The Company did not amortize any amounts related to this transaction during 2008 or 2007.

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

During 2001, TOLIC novated certain traditional life insurance contracts to Transamerica Financial Life Insurance Company (TFLIC), an affiliate of the Company, via an assumption reinsurance transaction. Under the terms of this agreement, a significant portion of the future statutory-basis profits from the contracts assumed by TFLIC will be passed through to the Company as an experience rated refund. TOLIC recorded a deferred liability of $14,334 as a result of this transaction, which has an unamortized balance of $1,433 at December 31, 2009. The accretion of the deferred liability was $1,433 for 2009, 2008 and 2007.

During 2001, TOLIC entered into a reinsurance transaction with TIRe. Under the terms of this transaction, the Company ceded the obligation of future guaranteed minimum death benefits included in certain of its variable annuity contracts. The gain on the transaction of $28,967 was credited directly to unassigned surplus on a net of tax basis. The Company amortized $1,883 for each of the years ended December 31, 2009, 2008 and 2007 into earnings with a corresponding charge to unassigned surplus. At December 31, 2009, the Company holds collateral from this affiliate in the form of letters of credit of $7,000, covering this reinsurance agreement and others.

During 2001, the Company entered into a reinsurance transaction with an unaffiliated company to cede certain annuity benefits on an inforce group of contracts. The gain from this transaction of $13,674 was credited directly to unassigned surplus. During 2009, 2008 and 2007, $781, $954 and $1,119, respectively, of the initial gain were amortized into earnings, with a corresponding charge to unassigned surplus.

Effective December 31, 2005, the Company entered into a reinsurance agreement with Stonebridge Reinsurance Company, an affiliate, to cede the term business and the secondary guarantee related to the universal life business. The consideration that was given in the transaction was $103,900, the commission expense allowance received was $67,400 and the reserves ceded were $832,400 ($508,200 term and $324,200 secondary guarantee). This resulted in a pre-tax gain on a statutory basis of $795,900 that was credited directly to unassigned surplus on a net of tax basis. During 2009 and 2008, respectively, the Company amortized $4,517 and $24,045 into earnings with a corresponding charge to unassigned surplus.

The Company reports a reinsurance deposit receivable of $137,437 and $128,745 as of December 31, 2009 and 2008, respectively. In 1996, TOLIC entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, TOLIC ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

6. Reinsurance (continued)

During 2009, 2008 and 2007, the Company obtained letters of credit of $727,996, $716,918 and $334,491, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

7. Income Taxes

The net deferred income tax asset at December 31, 2009 and 2008 and the change from the prior year are comprised of the following components:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change
Total gross deferred income tax assets	$1,162,628	$636,817	$1,799,445	$1,674,921	$124,524
Statutory valuation allowance adjustment	—	(81,188)	(81,188)	—	(81,188)

Adjusted gross deferred income tax assets	1,162,628	555,629	1,718,257	1,674,921	43,336
Total deferred income tax liabilities	184,653	339,404	524,057	450,900	73,157

Net deferred income tax asset	977,975	216,225	1,194,200	1,224,021	(29,821)
Deferred income tax asset nonadmitted	535,652	8,992	544,644	334,861	209,783

Net admitted deferred income tax asset	$442,323	$207,233	$649,556	$889,160	$(239,604)

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The main components of deferred income tax amounts are as follows:

	December 31
	2009	2008	Change
Deferred income tax assets
§197 intangible amortization	$126	$147	$(21)
Credit carryforwards	112,480	17,420	95,060
Compensation related accruals	31,513	36,443	(4,930)
Investments	667,047	419,207	247,840
Investment in controlled foreign company	—	107,064	(107,064)
Nonadmitted assets	30,149	53,237	(23,088)
Proxy DAC	590,614	574,394	16,220
Reserves	292,730	376,381	(83,651)
Miscellaneous accruals	37,856	31,393	6,463
Other	36,930	59,235	(22,305)

Total gross deferred income tax assets	1,799,445	1,674,921	124,524
Statutory valuation allowance adjustment	81,188	—	81,188

Total adjusted gross deferred income tax assets	1,718,257	1,674,921	43,336

Deferred income tax assets nonadmitted	544,644	334,861	209,783

Total admitted deferred income tax assets	1,173,613	1,340,060	(166,447)

Deferred income tax liabilities
§807(f) adjustment	46,221	20,983	25,238
Investments	466,318	388,432	77,886
Separate account adjustments	9,615	14,776	(5,161)
Reinsurance ceded	—	20,679	(20,679)
Other	1,903	6,030	(4,127)

Total deferred income tax liabilities	524,057	450,900	73,157

Net admitted deferred income tax asset	$649,556	$889,160	$(239,604)

The valuation allowance for deferred tax assets as of December 31, 2009 was $81,188. The Company did not have a valuation allowance for deferred tax assets as of December 31, 2008. The valuation allowance is primarily related to deferred tax assets of a capital character that in the judgment of management, are not more likely than not to be realized.

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The change in net deferred income tax assets is as follows:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change

Net deferred income tax asset	$977,975	$216,225	$1,194,200	$1,224,021	$(29,821)

Tax effect of unrealized gains (losses)					(216,080)
Prior period adjustment - unrealized gains (losses)					(5,227)

Change in net deferred income tax asset					$(251,128)

	December 31		Change
	2008	2007

Net deferred income tax asset	$1,224,021	$987,493	$236,528

Tax effect of unrealized gains (losses)			(445,093)

Change in net deferred income tax asset			$(208,565)

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

As discussed in Note 1, the Company has elected to admit deferred tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2009 reporting period. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

	December 31
	2009			2008
	Ordinary	Capital	Total	Total	Change
Admitted under paragraph 10.a.	$70,812	$6,281	$77,093	$343,822	$(266,729)
Admitted under paragraph 10.b.i.	166,410	110,793	277,203	160,333	116,870
Admitted under paragraph 10.b.ii.	—	—	—	—	—
Admitted under paragraph 10.c.	184,653	339,404	524,057	506,762	17,295

Total admitted under paragraph 10.a. - 10.c.	$421,875	$456,478	$878,353	$1,010,917	$(132,564)

Admitted under paragraph 10.e.i.	$70,812	$6,281	$77,093
Admitted under paragraph 10.e.ii.a.	—	—	—
Admitted under paragraph 10.e.ii.b.	371,512	200,951	572,463
Admitted under paragraph 10.e.iii.	184,653	339,404	524,057

Total admitted under paragraph 10.e.i. - 10.e.iii.	$626,977	$546,636	$1,173,613

Total increased admitted deferred income tax asset	$205,102	$90,158	$295,260

Risk-Based Capital Summary:	Under 10.a.-10.c	Under 10.e.	Change
Admitted deferred income tax assets	$354,296	$649,556	$295,260
Admitted assets	101,159,928	101,455,188	295,260
Statutory surplus	4,731,565	5,026,825	295,260
Total adjusted capital	5,600,252
Authorized control level	678,529

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year

•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year

•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement

•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs

•

10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•

10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years

•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement

•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

At December 31, 2008, as discussed in Note 2 - Prescribed and Permitted Statutory Accounting Practices, the Company, with permission from the State of Iowa Deputy Commissioner of Insurance, determined the admitted amount of deferred income tax assets pursuant to Iowa Bulletin 09-01. The following charts outline the effect of this permitted practice on the Company’s financial statements:

	3 years		1 year		Change
Gross DTAs at Enacted Tax Rate		$1,674,921		$1,674,921	$—
Admitted Gross DTAs (paragraph 10 a.)	$371,821		$371,821
Admitted Gross DTAs (paragraph 10 b.)	517,339		136,981
Admitted Gross DTAs (paragraph 10 c.)	450,900		450,900

Total Admitted Gross DTAs	1,340,060	(1,340,060)	959,702	(959,702)	(380,358)

Nonadmitted Gross DTAs		334,861		715,219	(380,358)
Admitted DTA		1,340,060		959,702	380,358
Gross DTL		(450,900)		(450,900)	—

Net Admitted DTA		$889,160		$508,802	$380,358

Total adjusted capital		$5,855,303
Authorized control level		755,193

Current year income taxes incurred consist of the following major components:

	Year Ended December 31
	2009	2008
Current year tax benefit on operations	$(112,696)	$(82,753)
Tax credits	23,353	(64,995)
Prior year adjustments	(15,599)	115,372

Tax benefit on operations	(104,942)	(32,376)
Current year tax benefit on capital gains (losses)	(290,128)	(119,219)
Prior year adjustments	54,177	—

Tax benefit on capital gains (losses)	(235,951)	(119,219)

Current income taxes incurred	$(340,893)	$(151,595)

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2009	2008	2007
Current income taxes incurred	$(340,893)	$(151,595)	$447,369
Change in deferred income taxes (without tax on unrealized gains and losses)	251,128	208,565	(12,118)

Total income tax reported	$(89,765)	$56,970	$435,251

Income before taxes	$(523,918)	$(824,446)	$759,211
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	(183,371)	(288,556)	265,724

Increase (decrease) in actual tax reported resulting from:

a. Dividends received deduction	(23,617)	(19,749)	(22,001)
b. Tax credits	(61,814)	(82,095)	(83,380)
c. Tax-exempt income	(605)	(681)	(18)
d. Tax adjustment for IMR	(1,213)	(10,260)	(14,721)
e. Surplus adjustment for in-force ceded	25,009	336,881	216,427
f. Nondeductible expenses	3,626	2,717	(106)
g. Statutory valuation allowance	81,188	—	—
h. Deferred tax benefit on other items in surplus	14,424	134,480	(22,807)
i. Provision to return	(25,350)	(2,188)	54
j. Life insurer owned life insurance	(4,051)	(3,955)	(3,806)
k. Dividends from certain foreign corporations	448	805	—
l. Pre-tax income of single member LLC’s	16,027	2,602	—
m. Prior period adjustments	68,049	5,799	107,523
n. FASIT Interest	—	(18,325)	(29,400)
o. Other	1,485	(505)	21,762

Total income tax reported	$(89,765)	$56,970	$435,251

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

7. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. The Company has a tax credit carryforward at December 31, 2009 and 2008 of $112,480 and $17,421, respectively, with no loss carryforward. At December 31, 2007, the Company had a credit carryforward of $307, with no loss carryforward.

The Company did not incur income taxes during 2009 or 2008, which will be available for recoupment in the event of future net losses. The Company incurred income taxes in 2007 of $6,281, which will be available for recoupment in the event of future losses.

The amount of tax contingencies calculated for the Company as of December 31, 2009 and 2008 is $60,339 and $56,704, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $60,339. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest expense related to income taxes for the year ended December 31, 2009 and 2008 is $5,088 and $4,111, respectively. The total interest payable balance as of December 31, 2009 and 2008 is $21,461 and $16,373, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 and 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions. An examination is currently underway for the years 2007 and 2008.

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately 0.07% and 0.08% of ordinary life insurance in force at December 31, 2009 and 2008, respectively.

For the years ended December 31, 2009, 2008 and 2007, premiums for life participating policies were $21,721, $18,433 and $21,950, respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company paid dividends in the amount of $11,010, $12,165 and $17,417 to policyholders during 2009, 2008 and 2007, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2009		December 31 2008
	Amount	Percent	Amount	Percent
Subject to discretionary withdrawal
With market value adjustment	$2,362,527	3%	$2,427,891	4%
At book value less surrender charge of 5% or more	12,077,452	17	9,063,978	13
At fair value	24,823,739	35	18,052,999	26

Total with adjustment or at market value	39,263,718	55	29,544,868	43
At book value without adjustment (with minimal or no charges or adjustments)	13,767,281	19	14,151,434	21
Not subject to discretionary withdrawal	18,345,290	26	24,373,769	36

Total annuity reserves and deposit fund liabilities - before reinsurance	71,376,289	100%	68,070,071	100%

Less reinsurance ceded	18,657,485		11,856,295

Net annuity reserves and deposit fund liabilities	$52,718,804		$56,213,776

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Included in the liability for deposit-type contracts at December 31, 2009 and 2008 are $468,917 and $838,768, respectively, of funding agreements issued by an affiliate to special purpose entities in conjunction with non-recourse medium-term note programs. Under these programs, the proceeds from each note series issuance are used to purchase a funding agreement from an affiliated Company which secures that particular series of notes. The funding agreement is reinsured to the Company. In general, the payment terms of the note series match the payment terms of the funding agreement that secures that series. Claims for principal and interest for these funding agreements are afforded equal priority as other policyholders.

At December 31, 2009, the contractual maturities were as follows:

Year	Amount
2010	$55,218
2011	125,575
2012	54,220
2013	—
2014	233,904
Thereafter	—

The Company’s liability for deposit-type contracts includes GIC’s and funding agreements assumed from MLIC. The liabilities assumed are $2,702,888 and $3,602,586 at December 31, 2009 and 2008, respectively.

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2009, 2008 and 2007 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$—	$25,111	$11,535	$4,277,875	$4,314,521

Reserves for separate accounts as of December 31, 2009 with assets at:
Fair value	$—	$23,701	$43,846	$30,630,714	$30,698,261
Amortized cost	—	564,835	—	—	564,835

Total as of December 31, 2009	$—	588,536	$43,846	$30,630,714	$31,263,096

Reserves for separate accounts by withdrawal characteristics as of December 31, 2009:
Subject to discretionary withdrawal:
With market value adjustment	$—	$76,570	$—	$—	$76,570
At fair value	—	—	—	30,630,714	30,630,714
At book value without market value adjustment and with current surrender charge of less than 5%	—	488,265	—	—	488,265

Subtotal	—	564,835	—	30,630,714	31,195,549
Not subject to discretionary withdrawal	—	23,701	43,846	—	67,547

Total separate account liabilities at December 31, 2009	$—	$588,536	$43,846	$30,630,714	$31,263,096

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2008	$—	$63,549	$36,534	$4,145,459	$4,245,542

Reserves for separate accounts as of December 31, 2008 with assets at:
Fair value	$—	$32,841	$351,543	$23,812,058	$24,196,442
Amortized cost	—	548,144	—	—	548,144

Total as of December 31, 2008	$—	$580,985	$351,543	$23,812,058	$24,744,586

Reserves for separate accounts by withdrawal characteristics as of December 31, 2008:
Subject to discretionary withdrawal:
With market value adjustment	$—	$61,733	$—	$—	$61,733
At fair value	—	—	—	23,812,058	23,812,058
At book value without market value adjustment and with current surrender charge of less than 5%	—	486,411	—	—	486,411

Subtotal	—	548,144	—	23,812,058	24,360,202
Not subject to discretionary withdrawal	—	32,841	351,543	—	384,384

Total separate account liabilities at December 31, 2008	$—	$580,985	$351,543	$23,812,058	$24,744,586

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2007	$—	$15,567	$574,226	$5,685,724	$6,275,517

Reserves for separate accounts as of December 31, 2007 with assets at:
Fair value	$997	$97,270	$635,878	$32,768,227	$33,502,372
Amortized cost	—	521,653	—	—	521,653

Total as of December 31, 2007	$997	$618,923	$635,878	$32,768,227	$34,024,025

Reserves for separate accounts by withdrawal characteristics as of December 31, 2007:
Subject to discretionary withdrawal:
With market value adjustment	$—	$41,480	$—	$—	$41,480
At fair value	—	—	—	32,723,737	32,723,737
At book value without market value adjustment and with current surrender charge of less than 5%	—	480,173	—	—	480,173

Subtotal	—	521,653	—	32,723,737	33,245,390
Not subject to discretionary withdrawal	997	97,270	635,878	44,490	778,635

Total separate account liabilities at December 31, 2007	$997	$618,923	$635,878	$32,768,227	$34,024,025

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2009	2008	2007
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,414,472	$4,199,455	$5,691,829
Transfers from separate accounts	(2,297,193)	(3,658,761)	(4,104,822)

Net transfers to separate accounts	2,117,279	540,694	1,587,007
Miscellaneous reconciling adjustments	(270)	(11,259)	(4,523)

Net transfers as reported in the statement of operations of the life, accident and health annual statement	$2,117,009	$529,435	$1,582,484

A reclassification was made to the amounts previously reported to the Insurance Division, Department of Commerce, State of Iowa in the 2007 Annual Statement, to move $84,389 from net transfers to separate accounts to reserve adjustments on reinsurance ceded within the statement of operations, which also affected the reconciliation of net transfers to or from separate accounts as reflected in the notes to financials. This reclassification had no impact on net income.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43). AG 43 specifies statutory reserve requirements for variable annuity contracts with guarantees (VACARVM) and related products. It replaces Actuarial Guidelines 34 and 39. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Covered products include variable annuities with and without benefit guarantees. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits, and guaranteed payout annuity floors. The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA). The Company reported an increase in reserves and a decrease in net income of $17,571 at December 31, 2009, related to the adoption of AG 43 and changes in the underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The Standard Scenario amount was determined using the assumptions and methodology prescribed in AG 43 for determining the Standard Scenario.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

During 2008, for Variable Annuities with Guaranteed Living Benefits (VAGLB), which includes minimum guaranteed income, minimum guaranteed withdrawal and guaranteed premium accumulation fund benefits, the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1,000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

During 2008, for Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

At December 31, 2009 and 2008, the Company had variable and separate account annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2009
Minimum guaranteed death benefit	$9,406,064	$1,253,807	$918,570
Minimum guaranteed income benefit	5,504,688	892,435	830,185
Guaranteed premium accumulation fund	63,644	8,388	—
Minimum guaranteed withdrawal benefit	6,431,653	56,028	40,560

December 31, 2008
Minimum guaranteed death benefit	$16,439,840	$2,330,543	$1,745,559
Minimum guaranteed income benefit	4,834,470	914,995	891,198
Guaranteed premium accumulation fund	59,060	7,972	—
Minimum guaranteed withdrawal benefit	2,608,124	74,296	33,075

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2009 and 2008, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2009
Life and annuity:
Ordinary first-year business	$12,260	$325	$11,935
Ordinary renewal business	528,884	12,610	516,274
Group life direct business	15,896	2,309	13,587
Credit life business	(12,865)	—	(12,865)
Reinsurance ceded	(264,249)	—	(264,249)

	279,926	15,244	264,682
Accident and health	15,520	—	15,520

	$295,446	$15,244	$280,202

	Gross	Loading	Net
December 31, 2008
Life and annuity:
Ordinary first-year business	$12,419	$245	$12,174
Ordinary renewal business	456,433	11,370	445,063
Group life direct business	16,298	2,786	13,512
Credit life business	(12,783)	—	(12,783)
Reinsurance ceded	(257,749)	—	(257,749)

	214,618	14,401	200,217
Accident and health	(32,632)	—	(32,632)

	$181,986	$14,401	$167,585

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. At December 31, 2009 and 2008, the Company had insurance in force aggregating $361,829,973 and $393,200,350, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $675,762 and $688,913 to cover these deficiencies at December 31, 2009 and 2008, respectively.

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

8. Policy and Contract Attributes (continued)

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

9. Capital and Surplus

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2010, without the prior approval of insurance regulatory authorities, is $694,096.

Prior to merging into the Company during 2009, IFLIC was partially owned by unaffiliated participating common shareholders. At December 31, 2008, IFLIC had 3,000 participating common shares authorized and 1,500 shares issued and outstanding. Participating shareholders’ surplus is segregated from unassigned surplus on the balance sheet to disclose the surplus required by mandatory participating voting common stock redemption provisions of the Company bylaws. At December 31, 2008, IFLIC had Participating shareholders’ surplus of $378. Participating common shareholders were redeemed for cash consideration of $421 during 2009 prior to the merger of IFLIC into the Company, resulting in a reduction of common stock and additional paid-in capital of $2 each and a reduction of unassigned surplus of $417.

On December 30, 2009, the Company received a capital contribution of $500,000 from its parent company.

The Company paid a dividend to its parent company of $10,031 in the form of 1,000 shares of stock of TPIC on June 25, 2009.

On December 31, 2008, the Company received a contribution of $9,300 from its parent company in the form of 1,000 shares of TPIC. Prior to the merger of LIICA into the Company, LIICA received a capital contribution from its parent, AEGON of $408,438 on June 2, 2008. On June 3, 2008, LIICA repurchased 504,033 of its Series A preferred shares for $392,000 from AEGON. Net impact to gross paid-in and contributed surplus for the Company was $16,438. The Company received a capital contribution of $481,500 from its parent company, TIHI, on December 30, 2008.

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

The Company paid a common stock dividend of $268,580 to its common stock shareholder, TIHI, on December 29, 2008.

The Company paid preferred stock dividends of $18,750 and $12,670 to its preferred stock shareholders, AEGON and Transamerica, respectively, on December 29, 2008. Prior to its merger with the Company, in conjunction with the redemption of its 504,033 shares of its Series A preferred stock, LIICA paid a dividend of $16,438 to its preferred stock shareholder, AEGON, on June 3, 2008.

On September 26, 2007 LIICA paid $400,000 to its parent company, AEGON. This payment consisted of a return of additional paid-in capital of $270,000, an ordinary common stock dividend of $94,400 and an extraordinary dividend of $35,600.

On December 19, 2007, TOLIC paid a $50,627 dividend to its preferred shareholder, Transamerica and a $149,373 dividend to its common shareholder as of that date, Transamerica Service Company.

On December 26, 2006, the Company repurchased its 42,500 shares of non-voting Series A preferred shares for $58,000, which is reflected as treasury stock as of December 31, 2006. On December 19, 2007, the Company repurchased 57,340 shares of its Series B preferred shares for $573,400. The par value of each class of preferred stock is $10 per share and the liquidation value of Series A preferred shares is $1,365 per share and Series B preferred shares is $10 per share. The per share liquidation values shall be adjusted proportionally to reflect any resulting increase or decrease in the number of outstanding shares of preferred stock. Holders of the Series A preferred shares shall be entitled to receive dividends equal to the amount of income generated from a segregated pool of assets, including cash, cash equivalents, mortgages and debt securities and these dividends are cumulative in nature. Holders of the Series B preferred shares shall be entitled to receive dividends equal to the rate of six percent of the issue price of the Series B preferred shares. Holders of both series of preferred stock have no right to cause mandatory or optional redemption of the shares. As of December 31, 2007, cumulative unpaid dividends relating to the preferred shares were $26,477.

The Company paid a preferred stock dividend of $51,600 to its Series B preferred stock shareholder, AEGON, on December 19, 2007. The Company did not pay a common stock dividend to its parent company during 2007.

LIICA received a return of capital on September 26, 2007 in the amount of $37,000 from LIICA Holdings, LLC.

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

9. Capital and Surplus (continued)

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2009, the Company meets the minimum RBC requirements.

On September 30, 2002, LIICA received $150,000 from AEGON in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa prior to paying quarterly interest payments.

Additional information related to the outstanding surplus notes at December 31, 2009 and 2008 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest

2009	$150,000	$6,750	$63,000	$2,250
2008	$150,000	$11,250	$56,250	$—

10. Securities Lending

The Company participates in two agent-managed securities lending programs. Under the first program, the Company receives collateral equal to 102% of the fair value of the loaned domestic securities, respectively, as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities, respectively. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security. Cash received as collateral is reinvested and not available for general corporate purposes.

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

10. Securities Lending (continued)

At December 31, 2009 and 2008, respectively, securities in the amount of $827,408 and $1,875,768 were on loan under securities lending agreements as a part of this program. At December 31, 2009, the collateral the Company received from securities lending activities was in the form of cash and on open terms. Also at December 31, 2009, cash collateral reinvested had a fair value of $836,089. At December 31, 2009, Separate Accounts have securities in the amount of $3,199 on loan under these security lending agreements.

Under the second program, the Company received collateral equal to 102% or 105% of the fair value of the loaned securities as of the transaction date for domestic or international securities, respectively. The counterparty was mandated to deliver additional collateral if the fair value of the collateral is at any time less than 100% of the fair value of the loaned securities. This additional collateral, along with the collateral already held in connection with the lending transaction, must then be at least equal to 102% or 105% of the fair value of the loaned domestic or international securities, respectively.

The second program matured in January 2009 so the Company had no securities on loan under this program at December 31, 2009. At December 31, 2008, the Company had loaned securities with a book value of $55,475 under the second program. The fair value of the loaned securities was $56,956 as of December 31, 2008. Liabilities are recorded with respect to the cash collateral received in connection with the securities on loan when it is available for the general use of the Company. Liabilities were recorded in the amount of $54,033 and the fair value of the reinvested collateral was $58,790 as of December 31, 2008.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $17,949, $16,434 and $14,347 for the years ended December 31, 2009, 2008 and 2007, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

11. Retirement and Compensation Plans (continued)

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $9,654, $9,795 and $8,791, for the years ended December 31, 2009, 2008 and 2007, respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2009, 2008 and 2007 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans, calculated on the pay-as-you-go basis, are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $4,254, $1,382 and $1,204 related to these plans for the years ended December 31, 2009, 2008 and 2007, respectively.

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company is party to a common cost allocation service agreement between AEGON companies, in which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The Company received $32,580 and $19,737 during 2009 and 2008, respectively, and paid $18,688 in 2007, for these services, which approximates their costs to the affiliates. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $40,040, $44,122 and $49,346 for these services during 2009, 2008 and 2007, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $73,721, $74,156 and $44,791 for the years ended December 31, 2009, 2008 and 2007, respectively.

At December 31, 2009 and 2008, respectively, the Company reported a net amount of payables to affiliates of $82,670 and $27,385. Terms of settlement require that these amounts be settled within 90 days. Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate.

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

At December 31, 2009, the Company had short-term notes receivable of $880,200 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
AEGON	$6,600	June 1, 2010	0.30%
AEGON	14,000	June 2, 2010	0.30
AEGON	17,700	June 15, 2010	0.30
AEGON	6,700	June 19, 2010	0.30
AEGON	39,200	June 24, 2010	0.30
AEGON	20,900	June 25, 2010	0.30
AEGON	67,600	June 26, 2010	0.30
AEGON	7,900	July 2, 2010	0.32
Transamerica Corporation	123,800	July 24, 2010	0.32
AEGON	11,700	July 27, 2010	0.32
AEGON	17,500	July 28, 2010	0.32
AEGON	89,700	July 29, 2010	0.32
AEGON	30,800	July 30, 2010	0.32
AEGON	26,100	October 29, 2010	0.22
AEGON	330,000	December 11, 2010	0.20
AEGON	70,000	December 15, 2010	0.20

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

12. Related Party Transactions (continued)

At December 31, 2008, the Company had short-term intercompany notes receivable of $1,929,883 as follows. All of these notes were repaid prior to their due date.

Receivable from	Amount	Due By	Interest Rate
Garnet	$59,583	January 16, 2009	1.74%
Transamerica Corporation	293,800	August 21, 2009	2.44
AEGON	79,000	October 7, 2009	5.95
AEGON	166,000	October 8, 2009	5.95
AEGON	159,600	October 9, 2009	5.95
AEGON	69,800	October 15, 2009	5.95
AEGON	20,000	October 20, 2009	5.95
AEGON	9,100	October 21, 2009	5.95
AEGON	36,900	October 22, 2009	5.95
AEGON	19,500	October 23, 2009	5.95
AEGON	41,200	October 27, 2009	5.95
AEGON	55,100	October 28, 2009	5.95
AEGON	52,200	October 31, 2009	5.95
Transamerica Corporation	55,000	November 20, 2009	2.70
AEGON	89,800	December 15, 2009	1.74
AEGON	28,200	December 16, 2009	1.74
AEGON	38,800	December 17, 2009	1.74
AEGON	45,900	December 24, 2009	1.74
AEGON	63,300	December 26, 2009	1.74
AEGON	547,100	December 30, 2009	1.74

During 2009, 2008 and 2007, the Company (received) paid net interest of $(1,193), $3,223 and $2,394, respectively, to affiliates.

During 1998, the Company issued life insurance policies to two affiliated companies, covering the lives of certain employees of those affiliates. Aggregate reserves for policies and contracts related to these policies are $138,726 and $134,823 at December 31, 2009 and 2008, respectively.

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2009 and 2008, the cash surrender value of these policies was $143,644 and $139,263, respectively.

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies

At December 31, 2009 and 2008, the Company has mortgage loan commitments of $211,491 and $190,231, respectively. The Company has contingent commitments for $686,426 and $768,083 as of December 31, 2009 and 2008, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $45,413 and $13,387, respectively.

At December 31, 2009, the Company has private placement commitments outstanding of $18,000. The Company had no private placement commitments outstanding at December 31, 2008.

At December 31, 2009, the net amount of securities being acquired (sold) on a “to be announced” (TBA) basis was $5,049. The Company had no securities being acquired (sold) on a “to be announced” (TBA) basis at December 31, 2008.

The Company pledged assets as collateral for derivative transactions in the amount of $366,806 and $753,973 at December 31, 2009 and 2008, respectively. In conjunction with derivative transactions, cash in the amount of $215,045 and $1,263,351 and securities in the amount of $259 and $577,838 were posted to the Company as of December 31, 2009 and 2008, respectively, which were not included in the financial statements of the Company. A portion of the cash posted to the Company was reposted as collateral by the Company in the amount of $13,309 as of December 31, 2009. No amount was reposted as collateral as of December 31, 2008.

The Company may pledge assets as collateral for transactions involving funding agreements. At December 31, 2009 and 2008, the Company has pledged invested assets with a carrying amount of $243,127 and $277,412, respectively, and fair value of $244,838 and $252,447, respectively, in conjunction with these transactions.

The Company had outstanding funding agreements totaling $5,450,716 and $5,453,131 at December 31, 2009 and 2008, respectively, to the Federal Home Loan Bank (FHLB), and the funds received are reported as deposit-type liabilities per SSAP 52, Deposit-Type Contracts. Total reserves are equal to the funding agreements balance. These funding agreements are used for investment spread management purposes and are subject to the same asset/liability management practices as other deposit-type business. All of the funding agreements issued to FHLB are classified in the general account as it is a general obligation of the Company. Collateral is required by FHLB to support repayment of the funding agreements. The amount of pledged collateral at December 31, 2009 and 2008 was $6,922,409 and $6,275,565, respectively. In addition, FHLB requires their common stock to be purchased. The Company owns $252,525 of FHLB common stock at December 31, 2009 and 2008. The FHLB has set funding capacity limits on the Company which are significantly higher than the current funding agreement level; however, the FHLB is under no obligation to extend additional capacity.

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company has issued synthetic GIC contracts to benefit plan sponsors on assets totaling $4,201,338 and $4,379,983 as of December 31, 2009 and 2008, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $3,000 and $44,753 at December 31, 2009 and 2008, respectively.

The Company has guaranteed that TFLIC, an affiliate, will maintain capital and surplus amounts in excess of the statutory minimum requirements of $3,000. At December 31, 2009, TFLIC had capital and surplus of $911,627. The Company has recorded no liability for this guarantee.

The Company has provided a guarantee for the performance of an affiliated noninsurance entity that was involved in guaranteed sales of investments in LIHTC partnerships. These partnerships are partially or majority owned by a noninsurance subsidiary of the Company for which a third party is the primary investor. The balance of the investor’s capital account covered by this transaction is $258,591 as of December 31, 2009. The nature of the obligation is to provide the investor with a minimum guaranteed annual and cumulative return on their contributed capital. The Company is not at risk for changes in tax law or the investor’s inability to fully utilize tax benefits. Accordingly, the Company believes the likelihood of having to make material payments under the guarantee is remote.

As of December 31, 2009, the Company had entered into a credit enhancement and a standby liquidity asset purchase agreement on a municipal variable rate demand note facility with commitment amounts of $1,105 for which it was paid a fee. Earlier in the year, prior to a change in the remarketing agent, this agreement was drawn upon and repaid during 2009. The Company does not believe there will be an additional draw under this agreement. However, if there were, any such draws would be purchases of municipal bonds, which would be repaid with interest.

96

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

At December 31, 2009 and 2008, the Company had entered into multiple agreements with commitment amounts of $142,425 and $123,075, respectively, for which it was paid a fee to provide credit enhancement and standby liquidity asset purchase agreements on municipal variable rate demand note facilities. A draw was made under one of these liquidity facilities in January 2008 for approximately $1,900, which will be repaid in full with interest. The Company believes the chance of additional draws under these agreements is minimal. Any advances that would be made under these agreements would be repaid with interest.

The Company serves as guarantor for an affiliate’s guaranties of the principal value of loans made to entities which invest in certain investment funds. There was no notional amount associated with these guarantees as of December 31, 2009. The investment funds’ assets are restricted based on established investment guidelines and are required, upon a decline in value below a formula based threshold, to either replace the assets with fixed income instruments or sell assets and pay down the loan in order to minimize the guarantor’s principal protection liability. There are no expected payments associated with these guarantees.

The Company has also provided a guarantee for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. There are no expected payments associated with this guarantee.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

97

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

13. Commitments and Contingencies (continued)

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $34,814 and $28,404 at December 31, 2009 and 2008, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $460, $1,720 and $1,645, for the years ended December 31, 2009, 2008 and 2007, respectively.

14. Leases

The Company leases office buildings under various noncancelable operating lease agreements. At December 31, 2009, the future minimum aggregate rental commitments are as follows:

Year	Amount
2010	$15,175
2011	14,190
2012	12,357
2013	11,704
2014	11,716

The Company, both on its own and through its holdings in Transamerica Realty Investment Properties, LLC, and Transamerica Pyramid Properties, LLC and REAP 4MR, LLC, owns buildings that are rented out to others. Future minimum lease payment receivables under noncancelable leasing arrangements as of December 31, 2009 are as follows:

Year	Amount
2010	$40,511
2011	30,779
2012	22,533
2013	19,153
2014	6,822

98

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $632,109 and $365,846 for municipal reverse repurchase agreements as of December 31, 2009 and 2008, respectively. The reverse repurchase agreements are collateralized by securities with book values of $637,109 and $411,595 as of December 31, 2009 and 2008, respectively. These securities have maturity dates that range from 2010 to 2097 and have a weighted average interest rate of 6.24%.

At December 31, 2009 and 2008, the Company did not participate in dollar reverse repurchase agreements. The Company has no outstanding liability for borrowed money due to participation in dollar reverse repurchase agreements at December 31, 2009 or 2008.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2009 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gain/(Loss)
Bonds:
NAIC 4	1	976	1,540	744
NAIC 6	1	64	64	(31)

16. Reconciliation to Statutory Statement

The 2008 Annual Statement did not include the appropriate tax effect on the mark to market income on a derivative as of December 31, 2008. This item was adjusted for in the 2008 financial statements, as discussed further below, and was corrected through federal income tax expense in the 2009 Annual Statement. There were no reconciling items at December 31, 2007 or for the year then ended. The reconciling items as of December 31, 2009 are as follows:

December 31, 2009

Statement of Operations:
Statutory net loss as reported in the Company’s Annual Statement of Operations:	$(99,471)
Increase federal income tax benefit	93,046

Total statutory net loss per financial statements	$(6,425)

99

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

16. Reconciliation to Statutory Statement (continued)

The following is a reconciliation of amounts previously reported to the Insurance Division, Department of Commerce, of the State of Iowa in the 2008 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2008
Balance Sheet:
Assets as reported in the Company’s Annual Statement	$103,871,552
Reduce current federal income tax recoverable	(93,046)
Increase admissible deferred income tax asset	4,647
Restatement to reflect IFLIC merger	1,802
Effect of change in presentation of derivatives	225,884

Assets as reported in the accompanying audited statutory-basis balance sheet	$104,010,839

Liabilities as reported in the Company’s Annual Statement	$98,944,678
Adjust current federal income tax payable	—
Restatement to reflect IFLIC merger	143
Effect of change in presentation of derivatives	225,884

Liabilities as reported in the accompanying audited statutory-basis balance sheet	$99,170,705

Capital and surplus as reported in the Company’s Annual Statement	$4,926,874
Reduce federal income tax benefit	(93,046)
Increase admissible deferred income tax asset	4,647
Restatement to reflect IFLIC merger	1,659

Total capital and surplus as reported in the accompanying audited statutory-basis balance sheet	$4,840,134

Statement of Operations:
Statutory net loss as reported in the Company’s Annual Statement of Operations:	$(528,468)
Reduce federal income tax benefit	(93,046)
Restatement to reflect IFLIC merger	96

Total statutory net income (loss) per financial statements	$(621,418)

100

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis—(Continued)

(Dollars in Thousands, Except per Share amounts)

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 19, 2010, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II).

The Company has a direct investment in and an indirect exposure to Ambac Financial Group (Ambac) as of the balance sheet date. Subsequent to year end, the Office of the Commissioner of Insurance of the State of Wisconsin (OCI) filed a petition in state court to rehabilitate the Segregated Account of Ambac Assurance Corporation (AAC), a subsidiary of Ambac, which was established upon request from OCI in order to segregate certain policies and other liabilities of AAC as there were significant existing claims or likelihood of significant claims. OCI received court approval to temporarily prevent AAC from paying out claims on the guarantees or wraps that they have issued for those securities included in the segregated account. The Company has indirect exposure to Ambac whereby the Company is reliant upon AAC’s guarantee or wrap to support the lack of impairment on securities with a carrying value of $33,885. Additionally, the Company has a direct investment in debt securities of Ambac with a carrying value of $2,046. As a significant portion of the indirect exposure and all of the direct exposure to Ambac is carried at the lower of cost or market in the Company’s 2009 financial statements, there would be no additional impact to the Company’s surplus as a result of this information.

101

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2009

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$2,636,579	$2,612,630	$2,636,579
States, municipalities and political subdivisions	1,346,519	1,391,227	1,346,519
Foreign governments	733,391	740,331	733,391
Hybrid securities	1,777,764	1,470,840	1,777,764
All other corporate bonds	40,541,210	39,171,742	40,541,210
Preferred stocks	152,661	144,696	152,661

Total fixed maturities	47,188,124	45,531,466	47,188,124

Equity securities
Common stocks:
Industrial, miscellaneous and all other	360,043	389,485	389,485

Total equity securities	360,043	389,485	389,485

Mortgage loans on real estate	9,275,690		9,275,690
Real estate	125,806		125,806
Policy loans	759,957		759,957
Other long-term investments	1,355,386		1,355,386
Cash, cash equivalents and short-term investments	3,032,109		3,032,109

Total investments	$62,097,115		$62,126,557

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

102

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2009
Individual life	$13,898,182	$—	$273,389	$1,286,997	$900,907	$1,408,720	$986,135
Individual health	2,801,188	116,341	121,468	470,438	179,158	411,103	158,964
Group life and health	1,409,957	16,322	103,431	344,829	92,181	270,852	135,934
Annuity	19,080,480	—	22,049	5,997,868	1,900,911	1,404,938	6,767,121

	$37,189,807	$132,663	$520,337	$8,100,132	$3,073,157	$3,495,613	$8,048,154

Year ended December 31, 2008
Individual life	$14,091,494	$—	$235,075	$1,945,171	$1,004,973	$1,663,836	$4,643,176
Individual health	2,663,242	133,885	125,768	501,797	189,285	425,938	183,199
Group life and health	1,416,556	17,766	108,339	370,647	102,526	300,950	178,562
Annuity	23,412,004	—	15,183	4,700,329	2,590,142	5,947,854	9,408,003

	$41,583,296	$151,651	$484,365	$7,517,944	$3,886,926	$8,338,578	$14,412,940

Year ended December 31, 2007
Individual life	$14,160,394	$—	$291,994	$1,784,034	$974,483	$1,713,927	$3,010,919
Individual health	2,515,584	173,741	98,016	515,955	168,358	514,059	229,497
Group life and health	1,411,134	17,552	126,828	378,440	95,968	341,496	229,673
Annuity	26,856,767	—	13,440	5,598,533	2,973,662	7,349,370	1,825,963

	$44,943,879	$191,293	$530,278	$8,276,962	$4,212,471	$9,918,852	$5,296,052

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

103

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2009
Life insurance in force	$450,746,436	$908,732,362	$677,546,211	$219,560,285	309%

Premiums:
Individual life	2,466,652	2,799,049	1,619,394	1,286,997	126%
Individual health	540,470	189,419	119,387	470,438	25%
Group life and health	389,911	74,823	29,741	344,829	9%
Annuity	9,312,898	3,355,296	40,266	5,997,868	1%

	$12,709,931	$6,418,587	$1,808,788	$8,100,132	22%

Year ended December 31, 2008
Life insurance in force	$443,518,542	$837,623,161	$634,973,061	$240,868,442	264%

Premiums:
Individual life	$2,471,167	$2,071,576	$1,545,580	$1,945,171	79%
Individual health	573,587	205,331	133,541	501,797	27%
Group life and health	422,904	83,809	31,552	370,647	9%
Annuity	9,841,785	5,242,316	100,860	4,700,329	2%

	$13,309,443	$7,603,032	$1,811,533	$7,517,944	24%

Year ended December 31, 2007
Life insurance in force	$462,923,158	$743,762,690	$569,434,627	$288,595,095	197%

Premiums:
Individual life	$3,996,462	$3,597,084	$1,384,656	$1,784,034	78%
Individual health	592,260	215,035	138,730	515,955	27%
Group life and health	456,124	142,726	65,042	378,440	17%
Annuity	6,432,725	1,241,063	406,871	5,598,533	7%

	$11,477,571	$5,195,908	$1,995,299	$8,276,962	24%

104

FINANCIAL STATEMENTS

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Year Ended December 31, 2009

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Financial Statements

Year Ended December 31, 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Transamerica Extra Variable Annuity

Transamerica Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Transamerica Life Insurance Company Separate Account VA C (the Separate Account) (comprised of the Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Moderate VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica American Century Large Company Value VP, Transamerica MFS International Equity VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Small/Mid Cap Value VP, Transamerica Science & Technology VP, Transamerica Balanced VP, Transamerica Templeton Global VP, Transamerica Jennison Growth VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Marsico Growth VP, Transamerica AEGON High Yield Bond VP, Transamerica BlackRock Large Cap Value VP, Transamercia PIMCO Total Return VP, Transamerica Focus VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica U.S. Government Securities VP, Transamerica U.S. Government Securities VP PAM SC, Transamerica Money Market VP, Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Growth Stock VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Van Kampen Active International Allocation VP, Transamerica Van Kampen Large Cap Core VP, Transamerica Van Kampen Mid-Cap Growth VP, Transamerica International Moderate Growth VP SC, Transamerica Efficient Markets VP SC, Transamerica Value Balanced VP SC, Transamerica Index 50 VP SC, Transamerica Index 75 VP SC, Transamerica BlackRock Global Allocation VP SC, Transamerica BlackRock Tactical Allocation VP SC, Transamerica ProFunds UltraBear Fund VP OAM SC, Transamerica Foxhall Global Growth VP SC, Transamerica Foxhall Global Conservative VP SC, Transamerica Foxhall Global Hard Asset VP SC, Transamerica Foxhall Emerging Markets/Pacific Rim VP SC, Transamerica Hanlon Growth VP SC, Transamerica Hanlon Growth and Income VP SC, Transamerica Hanlon Balanced VP SC, Transamerica Hanlon Managed Income VP SC, Transamerica Index 35 VP SC, Transamerica Index 100 VP SC, Transamerica JP Morgan Midcap Value VP SC, AIM V.I. Basic Value, AIM V.I. Capital Appreciation, AllianceBernstein Growth and Income, AllianceBernstein Large Cap Growth, AllianceBernstein Balanced Wealth Strategy, Janus Aspen – Enterprise, Janus Aspen – Perkins Mid Cap Value, Janus Aspen – Worldwide, MFS New Discovery, MFS Total Return, Fidelity – VIP Contrafund®, Fidelity – VIP Equity – Income, Fidelity – VIP Growth, Fidelity – VIP Growth Opportunities, Fidelity – VIP Mid Cap, Fidelity – VIP Value Strategies, Fidelity – VIP Balanced, Franklin Income Securities, Mutual Shares Securities, Templeton Foreign Securities, Franklin Templeton VIP Founding Funds Allocation, American Funds – Asset Allocation Fund, American Funds – Bond Fund, American Funds – Growth Fund, American Fund – Growth – Income Fund, American Funds – International Fund, and GE Investments Total Return Fund subaccounts) at December 31, 2009, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts comprising Transamerica Life Insurance Company Separate Account VA C, at December 31, 2009, and the results of their operations for the year then ended and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles

Des Moines, Iowa

April 23, 2010

1

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation-Growth VP Subaccount	Transamerica Asset Allocation- Conservative VP Subaccount	Transamerica Asset Allocation-Moderate VP Subaccount	Transamerica Asset Allocation-Moderate Growth VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	11,727,442.374	9,521,768.991	16,798,479.728	17,019,100.848

Cost	$126,842,774	$96,370,917	$186,281,963	$199,710,957

Number of shares - Service	810,104.716	3,391,604.515	6,365,650.502	12,625,011.266

Cost	$7,293,450	$31,502,939	$66,689,214	$140,574,928

Investments in mutual funds, Level 1 quoted prices at net asset value	$95,997,106	$126,313,648	$225,867,957	$283,743,666
Receivable for units sold	—	—	—	44

Total assets	95,997,106	126,313,648	225,867,957	283,743,710

Liabilities
Payable for units redeemed	17	51	20	—

	$95,997,089	$126,313,597	$225,867,937	$283,743,710

Net Assets:
Deferred annuity contracts terminable by owners	$95,997,089	$126,313,597	$225,867,937	$283,743,710

Total net assets	$95,997,089	$126,313,597	$225,867,937	$283,743,710

2

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Asset Allocation-Growth VP Subaccount	Transamerica Asset Allocation- Conservative VP Subaccount	Transamerica Asset Allocation-Moderate VP Subaccount	Transamerica Asset Allocation-Moderate Growth VP Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	61,345	45,003	273,351	122,122

M&E - 1.65%	—	—	—	—

M&E - 1.75%	35,537,170	30,850,472	44,874,505	44,868,203

M&E - 1.85%	—	—	—	—

M&E - 2.00%	42,326,493	42,122,244	83,476,070	87,969,978

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$1.18229	$1.31150	$1.31120	$1.26442

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$1.16459	$1.29183	$1.29154	$1.24544

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$1.14286	$1.26775	$1.26749	$1.22222

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	1,729,223	17,691,025	25,374,841	50,262,960

M&E - 1.75%	3,128,815	7,982,001	19,839,909	37,515,771

M&E - 1.85%	430,149	3,702,835	8,015,838	21,946,217

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	1,265,315	2,160,857	2,362,317

Accumulation unit value - Service:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$0.85055	$0.97834	$0.95197	$0.90329

M&E - 1.75%	$1.38380	$1.36067	$1.40915	$1.41093

M&E - 1.85%	$0.84731	$0.97463	$0.94832	$0.89985

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$0.96631	$0.94024	$0.89215

See accompanying notes.

3

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	810,790.595	2,481,993.454	1,112,232.906	1,291,547.314

Cost	$8,454,182	$19,381,300	$17,645,361	$19,350,255

Number of shares - Service	19,731.411	120,662.174	62,471.679	40,964.506

Cost	$165,829	$717,509	$714,408	$616,088

Investments in mutual funds, Level 1 quoted prices at net asset value	$6,469,767	$16,751,449	$12,311,149	$21,501,416
Receivable for units sold	2	—	—	—

Total assets	6,469,769	16,751,449	12,311,149	21,501,416

Liabilities
Payable for units redeemed	—	6	3	7

	$6,469,769	$16,751,443	$12,311,146	$21,501,409

Net Assets:
Deferred annuity contracts terminable by owners	$6,469,769	$16,751,443	$12,311,146	$21,501,409

Total net assets	$6,469,769	$16,751,443	$12,311,146	$21,501,409

4

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	25,314	542	28,811	52,086

M&E - 1.65%	—	—	—	—

M&E - 1.75%	3,750,681	7,524,065	3,249,583	7,834,932

M&E - 1.85%	—	—	—	—

M&E - 2.00%	2,969,301	6,305,960	3,567,408	820,500

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$0.91797	$1.07029	$1.74215	$1.64413

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$0.90239	$1.05213	$1.71602	$2.47140

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$0.97943	$1.27929	$1.68397	$1.70219

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	100,094	318,535	325,402	603,185

M&E - 1.75%	51,262	177,952	209,678	12,861

M&E - 1.85%	15,775	191,893	55,404	90,602

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$0.81254	$0.92799	$0.82722	$0.92859

M&E - 1.75%	$1.16283	$1.65444	$1.72817	$0.92681

M&E - 1.85%	$0.80944	$0.92445	$0.82406	$0.92506

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

See accompanying notes.

5

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Science & Technology VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Jennison Growth VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,313,140.152	663,555.508	974,154.796	592,803.568

Cost	$4,613,420	$7,445,129	$13,738,201	$4,104,653

Number of shares - Service	138,447.112	243,741.114	42,015.283	31,894.291

Cost	$485,405	$2,262,443	$667,902	$230,478

Investments in mutual funds, Level 1 quoted prices at net asset value	$5,914,169	$9,298,437	$17,767,352	$4,395,002
Receivable for units sold	—	—	28	3

Total assets	5,914,169	9,298,437	17,767,380	4,395,005

Liabilities
Payable for units redeemed	3	4	—	—

	$5,914,166	$9,298,433	$17,767,380	$4,395,005

Net Assets:
Deferred annuity contracts terminable by owners	$5,914,166	$9,298,433	$17,767,380	$4,395,005

Total net assets	$5,914,166	$9,298,433	$17,767,380	$4,395,005

6

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Science & Technology VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Jennison Growth VP Subaccount
Accumulation unit outstanding - Initial:
M&E - 1.55%	—	—	45,628	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	2,706,508	3,091,359	15,108,513	3,632,897

M&E - 1.85%	—	—	—	—

M&E - 2.00%	2,962,620	2,628,368	7,257,946	1,618,065

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$0.76588	$1.22003	$0.94186	$0.86161

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$0.75291	$1.20174	$0.61781	$0.67920

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$1.12058	$1.17932	$1.05550	$1.05426

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	331,982	1,388,277	276,265	109,013

M&E - 1.75%	83,897	464,592	352,571	70,973

M&E - 1.85%	120,951	689,913	184,054	21,834

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	21,306	—	—

Accumulation unit value - Service:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$0.97285	$0.91071	$0.78848	$0.96872

M&E - 1.75%	$1.38703	$1.23619	$1.04089	$1.33856

M&E - 1.85%	$0.96916	$0.90724	$0.78548	$0.96501

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$0.89950	$—	$—

See accompanying notes.

7

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	954,644.200	519,127.133	3,373,360.600	3,290,481.678

Cost	$11,400,748	$4,837,245	$24,581,532	$45,602,760

Number of shares - Service	37,391.380	125,448.350	162,018.242	133,048.142

Cost	$388,854	$1,194,883	$1,215,030	$1,650,945

Investments in mutual funds, Level 1 quoted prices at net asset value	$10,278,984	$5,965,179	$28,156,197	$42,665,165
Receivable for units sold	11	4	7	30

Total assets	10,278,995	5,965,183	28,156,204	42,665,195

Liabilities
Payable for units redeemed	—	—	—	—

	$10,278,995	$5,965,183	$28,156,204	$42,665,195

Net Assets:
Deferred annuity contracts terminable by owners	$10,278,995	$5,965,183	$28,156,204	$42,665,195

Total net assets	$10,278,995	$5,965,183	$28,156,204	$42,665,195

8

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	32,839	23,218	51,556	22,601

M&E - 1.65%	—	—	—	—

M&E - 1.75%	7,285,528	3,945,299	10,201,119	16,991,509

M&E - 1.85%	—	—	—	—

M&E - 2.00%	4,409,094	1,500,417	9,070,769	14,945,427

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$0.86707	$0.84369	$1.44634	$1.17426

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$0.74346	$0.75078	$1.37619	$1.39825

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$1.00817	$1.22010	$1.40437	$1.15183

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	39,182	287,473	362,125	777,882

M&E - 1.75%	198,210	609,497	612,327	549,368

M&E - 1.85%	130,837	210,570	83,803	312,777

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$0.87821	$0.82289	$1.08999	$0.81736

M&E - 1.75%	$1.21085	$1.22019	$1.33676	$1.41122

M&E - 1.85%	$0.87487	$0.81974	$1.08585	$0.81424

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

See accompanying notes.

9

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	6,121,946.683	2,119,993.326	1,024,950.839	1,663,546.706

Cost	$68,307,018	$26,530,898	$8,580,000	$38,815,505

Number of shares - Service	827,879.859	25,042.208	72,768.944	37,177.127

Cost	$9,274,076	$250,258	$678,729	$799,277

Investments in mutual funds, Level 1 quoted prices at net asset value	$78,168,991	$19,905,679	$8,626,623	$32,612,820
Receivable for units sold	—	—	—	—

Total assets	78,168,991	19,905,679	8,626,623	32,612,820

Liabilities
Payable for units redeemed	41	3	1	17

	$78,168,950	$19,905,676	$8,626,622	$32,612,803

Net Assets:
Deferred annuity contracts terminable by owners	$78,168,950	$19,905,676	$8,626,622	$32,612,803

Total net assets	$78,168,950	$19,905,676	$8,626,622	$32,612,803

10

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	90,298	53,936	—	56,681

M&E - 1.65%	—	—	—	—

M&E - 1.75%	20,380,519	11,345,148	2,406,431	24,206,819

M&E - 1.85%	—	—	—	—

M&E - 2.00%	31,691,409	6,152,971	3,894,669	9,482,300

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$1.35575	$0.94077	$1.31310	$0.93504

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$1.33542	$1.18891	$1.29343	$0.86910

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$1.31054	$0.99699	$1.26932	$1.14062

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	4,737,770	33,589	54,433	257,463

M&E - 1.75%	1,594,357	120,079	343,601	396,953

M&E - 1.85%	1,808,495	61,236	80,507	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	471,475	—	—	—

Accumulation unit value - Service:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$1.04820	$0.86486	$0.88453	$0.77197

M&E - 1.75%	$1.22582	$1.25194	$1.31379	$1.27783

M&E - 1.85%	$1.04421	$0.86156	$0.88115	$0.76902

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$1.03531	$—	$—	$—

See accompanying notes.

11

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Growth Opportunities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica U.S. Government Securities VP PAM SC Subaccount	Transamerica Money Market VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,115,218.873	2,847,588.406	—	40,267,237.900

Cost	$15,332,429	$34,797,440	$—	$40,267,238

Number of shares - Service	45,476.443	463,992.613	558,520.169	17,958,914.310

Cost	$444,994	$6,048,838	$6,940,505	$17,958,914

Investments in mutual funds, Level 1 quoted prices at net asset value	$12,251,030	$42,783,718	$7,316,614	$58,226,152
Receivable for units sold	—	—	1	113

Total assets	12,251,030	42,783,718	7,316,615	58,226,265

Liabilities
Payable for units redeemed	6	29	—	—

	$12,251,024	$42,783,689	$7,316,615	$58,226,265

Net Assets:
Deferred annuity contracts terminable by owners	$12,251,024	$42,783,689	$7,316,615	$58,226,265

Total net assets	$12,251,024	$42,783,689	$7,316,615	$58,226,265

12

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Growth Opportunities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica U.S. Government Securities VP PAM SC Subaccount	Transamerica Money Market VP Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	1,981	67,194	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	4,348,437	14,372,031	—	14,873,278

M&E - 1.85%	—	—	—	—

M&E - 2.00%	3,993,515	14,122,801	—	23,291,176

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$1.56004	$1.27107	$—	$1.06702

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$1.53362	$1.35893	$—	$1.10639

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$1.27827	$1.21006	$—	$1.02235

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	245,062	3,438,794	192,923	4,757,321

M&E - 1.75%	161,158	507,624	6,196,538	7,280,504

M&E - 1.85%	2,124	1,551,703	2,493	4,845,676

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	207,172	—	996,691

Accumulation unit value - Service:
M&E - 1.55%	$—	$—	$1.17957	$—

M&E - 1.65%	$0.89185	$1.05910	$1.05910	$0.98743

M&E - 1.75%	$1.57527	$1.14736	$1.14736	$1.03330

M&E - 1.85%	$0.88844	$1.05505	$1.05505	$0.98365

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$1.04606	$—	$0.97527

See accompanying notes.

13

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount
Assets
Investment in securities:
Number of shares - Initial	3,069,492.940	769,573.622	2,123,764.511	1,385,536.280

Cost	$46,910,601	$16,210,559	$18,986,382	$18,505,300

Number of shares - Service	55,390.286	17,733.835	139,435.860	86,446.176

Cost	$599,675	$343,707	$918,990	$887,896

Investments in mutual funds, Level 1 quoted prices at net asset value	$31,253,263	$15,499,779	$15,892,172	$15,908,672
Receivable for units sold	—	18	5	—

Total assets	31,253,263	15,499,797	15,892,177	15,908,672

Liabilities
Payable for units redeemed	7	—	—	4

	$31,253,256	$15,499,797	$15,892,177	$15,908,668

Net Assets:
Deferred annuity contracts terminable by owners	$31,253,256	$15,499,797	$15,892,177	$15,908,668

Total net assets	$31,253,256	$15,499,797	$15,892,177	$15,908,668

14

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	105,956	29,987	248	25,093

M&E - 1.65%	—	—	—	—

M&E - 1.75%	14,220,624	7,637,121	8,213,834	7,207,257

M&E - 1.85%	—	—	—	—

M&E - 2.00%	11,732,162	6,985,260	6,501,869	6,068,280

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$1.12727	$0.99962	$1.05454	$1.17277

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$1.25920	$0.96349	$0.93959	$0.91500

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$1.07984	$1.11158	$1.10925	$1.37660

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	179,849	143,963	374,580	137,650

M&E - 1.75%	270,849	135,472	360,207	436,981

M&E - 1.85%	71,623	45,970	78,596	92,310

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$0.85140	$0.90759	$0.97310	$0.83910

M&E - 1.75%	$1.27176	$1.28924	$1.44754	$1.68968

M&E - 1.85%	$0.84815	$0.90415	$0.96940	$0.83591

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

See accompanying notes.

15

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica International Moderate Growth VP SC Subaccount	Transamerica Efficient Markets VP SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	1,875,286.433	388,773.483	—	—

Cost	$21,861,205	$8,018,157	$—	$—

Number of shares - Service	40,454.775	25,744.131	2,934,377.402	120,670.720

Cost	$439,557	$518,779	$26,980,777	$1,295,317

Investments in mutual funds, Level 1 quoted prices at net asset value	$25,144,234	$9,037,051	$24,766,145	$1,477,010
Receivable for units sold	20	4	8	—

Total assets	25,144,254	9,037,055	24,766,153	1,477,010

Liabilities
Payable for units redeemed	—	—	—	1

	$25,144,254	$9,037,055	$24,766,153	$1,477,009

Net Assets:
Deferred annuity contracts terminable by owners	$25,144,254	$9,037,055	$24,766,153	$1,477,009

Total net assets	$25,144,254	$9,037,055	$24,766,153	$1,477,009

16

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount	Transamerica International Moderate Growth VP SC Subaccount	Transamerica Efficient Markets VP SC Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	86,163	21,201	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	15,949,069	5,976,942	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.00%	7,895,854	3,405,010	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$1.07948	$0.81739	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$0.96830	$0.80353	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$1.14836	$1.07579	$—	$—

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	15,043	—

M&E - 1.65%	146,502	357,943	10,487,008	869,154

M&E - 1.75%	245,452	121,923	9,701,250	90,544

M&E - 1.85%	102,220	38,897	5,625,663	257,836

M&E - 2.00%	—	—	1,780,070	—

M&E - 2.30%	—	—	800,529	12,080

Accumulation unit value - Service:
M&E - 1.55%	$—	$—	$0.87911	$—

M&E - 1.65%	$0.91323	$0.96300	$0.87351	$1.20194

M&E - 1.75%	$1.27803	$1.41073	$0.87275	$1.20060

M&E - 1.85%	$0.90973	$0.95932	$0.87018	$1.19926

M&E - 2.00%	$—	$—	$0.86494	$—

M&E - 2.30%	$—	$—	$0.86276	$1.19324

See accompanying notes.

17

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Value Balanced VP SC Subaccount	Transamerica Index 50 VP SC Subaccount	Transamerica Index 75 VP SC Subaccount	Transamerica BlackRock Global Allocation VP SC Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	125,281.171	350,915.756	1,108,564.577	741,904.860

Cost	$1,131,863	$3,022,420	$8,692,958	$8,641,110

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,320,464	$3,368,791	$9,921,653	$9,021,563
Receivable for units sold	—	9	13	1

Total assets	1,320,464	3,368,800	9,921,666	9,021,564

Liabilities
Payable for units redeemed	6	—	—	—

	$1,320,458	$3,368,800	$9,921,666	$9,021,564

Net Assets:
Deferred annuity contracts terminable by owners	$1,320,458	$3,368,800	$9,921,666	$9,021,564

Total net assets	$1,320,458	$3,368,800	$9,921,666	$9,021,564

18

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Value Balanced VP SC Subaccount	Transamerica Index 50 VP SC Subaccount	Transamerica Index 75 VP SC Subaccount	Transamerica BlackRock Global Allocation VP SC Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	1,124,543	1,866,428	7,061,329	4,527,629

M&E - 1.75%	—	40,096	41,631	167,314

M&E - 1.85%	344,278	1,018,493	3,793,894	2,814,354

M&E - 2.00%	—	—	—	—

M&E - 2.30%	57,972	682,438	475,568	—

Accumulation unit value - Service:
M&E - 1.55%	$—	$0.99612	$0.99931	$—

M&E - 1.65%	$0.86585	$0.93661	$0.87378	$1.20199

M&E - 1.75%	$0.86443	$0.93505	$0.87233	$1.20120

M&E - 1.85%	$0.86301	$0.93353	$0.87091	$1.20043

M&E - 2.00%	$—	$0.99560	$0.99879	$—

M&E - 2.30%	$0.85667	$0.92668	$0.86453	$—

See accompanying notes.

19

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Tactical Allocation VP SC	Transamerica ProFunds UltraBear Fund VP OAM SC	Transamerica Foxhall Global Growth VP SC	Transamerica Foxhall Global Conservative VP SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	227,537.674	0.002	22,051.137	7,470.022

Cost	$2,653,678	$—	$240,364	$75,618

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,773,684	$—	$242,783	$75,298
Receivable for units sold	6	—	—	—

Total assets	2,773,690	—	242,783	75,298

Liabilities
Payable for units redeemed	—	—	—	—

	$2,773,690	$—	$242,783	$75,298

Net Assets:
Deferred annuity contracts terminable by owners	$2,773,690	$—	$242,783	$75,298

Total net assets	$2,773,690	$—	$242,783	$75,298

20

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica BlackRock Tactical Allocation VP SC	Transamerica ProFunds UltraBear Fund VP OAM SC	Transamerica Foxhall Global Growth VP SC	Transamerica Foxhall Global Conservative VP SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	1,527,903	—	81,655	50,993

M&E - 1.75%	69,942	—	—	—

M&E - 1.85%	605,373	—	159,645	25,579

M&E - 2.00%	117,839	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.55%	$1.00313	$—	$—	$—

M&E - 1.65%	$1.20576	$0.56178	$1.00630	$0.98344

M&E - 1.75%	$1.20497	$0.56141	$1.00619	$0.98333

M&E - 1.85%	$1.20418	$0.56104	$1.00607	$0.98321

M&E - 2.00%	$1.00261	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$0.98270

See accompanying notes.

21

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP SC	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC	Transamerica Hanlon Growth VP SC	Transamerica Hanlon Growth and Income VP SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	27,223.981	51,031.296	38,067.211	14,224.696

Cost	$278,792	$546,440	$436,629	$161,739

Investments in mutual funds, Level 1 quoted prices at net asset value	$281,224	$558,282	$437,773	$162,446
Receivable for units sold	—	—	—	—

Total assets	281,224	558,282	437,773	162,446

Liabilities
Payable for units redeemed	—	—	—	—

	$281,224	$558,282	$437,773	$162,446

Net Assets:
Deferred annuity contracts terminable by owners	$281,224	$558,282	$437,773	$162,446

Total net assets	$281,224	$558,282	$437,773	$162,446

22

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Foxhall Global Hard Asset VP SC	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC	Transamerica Hanlon Growth VP SC	Transamerica Hanlon Growth and Income VP SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	14,202	182,414	329,289	146,052

M&E - 1.75%	—	—	—	—

M&E - 1.85%	271,173	370,895	99,434	12,862

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$0.98567	$1.00914	$1.02116	$1.02224

M&E - 1.75%	$0.98556	$1.00903	$1.02105	$1.02213

M&E - 1.85%	$0.98544	$1.00891	$1.02093	$1.02201

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

See accompanying notes.

23

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP SC	Transamerica Hanlon Managed Income VP SC	Transamerica Index 35 VP SC	Transamerica Index 100 VP SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	5,327.733	147,805.807	3,322.327	3,000.009

Cost	$59,536	$1,637,437	$33,306	$30,780

Investments in mutual funds, Level 1 quoted prices at net asset value	$60,630	$1,637,688	$33,223	$30,780
Receivable for units sold	—	3	—	—

Total assets	60,630	1,637,691	33,223	30,780

Liabilities
Payable for units redeemed	—	—	—	—

	$60,630	$1,637,691	$33,223	$30,780

Net Assets:
Deferred annuity contracts terminable by owners	$60,630	$1,637,691	$33,223	$30,780

Total net assets	$60,630	$1,637,691	$33,223	$30,780

24

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica Hanlon Balanced VP SC	Transamerica Hanlon Managed Income VP SC	Transamerica Index 35 VP SC	Transamerica Index 100 VP SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	59,412	1,174,430	33,287	—

M&E - 1.75%	—	—	—	—

M&E - 1.85%	—	457,640	—	—

M&E - 2.00%	—	—	—	30,070

M&E - 2.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.55%	$—	$—	$0.99819	$1.02415

M&E - 1.65%	$1.02050	$1.00351	$0.99808	$1.02403

M&E - 1.75%	$1.02038	$1.00339	$0.99795	$1.02391

M&E - 1.85%	$1.02026	$1.00328	$0.99785	$1.02379

M&E - 2.00%	$—	$—	$0.99767	$1.02361

M&E - 2.30%	$—	$—	$0.99733	$—

See accompanying notes.

25

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JP Morgan Midcap Value VP SC	AIM V.I. Basic Value	AIM V.I. Capital Appreciation	AllianceBernstein Growth and Income
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	2,555.578	1,291,825.802	91,675.710	806,852.461

Cost	$28,674	$9,889,679	$2,218,610	$17,418,592

Investments in mutual funds, Level 1 quoted prices at net asset value	$28,495	$7,686,364	$1,833,514	$12,167,335
Receivable for units sold	—	—	—	—

Total assets	28,495	7,686,364	1,833,514	12,167,335

Liabilities
Payable for units redeemed	—	7	1	2

	$28,495	$7,686,357	$1,833,513	$12,167,333

Net Assets:
Deferred annuity contracts terminable by owners	$28,495	$7,686,357	$1,833,513	$12,167,333

Total net assets	$28,495	$7,686,357	$1,833,513	$12,167,333

26

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Transamerica JP Morgan Midcap Value VP SC	AIM V.I. Basic Value	AIM V.I. Capital Appreciation	AllianceBernstein Growth and Income
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	97,267

M&E - 1.65%	—	461,313	239,991	314,977

M&E - 1.75%	27,682	3,597,654	656,467	7,898,730

M&E - 1.85%	—	44,715	28,468	25,449

M&E - 2.00%	—	5,093,070	1,260,595	5,626,371

M&E - 2.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.55%	$1.02959	$0.86177	$0.87130	$0.85597

M&E - 1.65%	$1.02947	$0.77075	$0.77662	$0.76966

M&E - 1.75%	$1.02935	$0.84886	$0.85825	$0.84147

M&E - 1.85%	$1.02923	$0.76782	$0.77366	$0.76672

M&E - 2.00%	$1.02905	$0.83301	$0.84222	$0.91989

M&E - 2.30%	$—	$—	$—	$—

See accompanying notes.

27

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy	Janus Aspen - Enterprise	Janus Aspen - Perkins Mid Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	245,145.725	172,983.568	181,710.120	80,510.111

Cost	$6,029,826	$1,540,574	$5,794,765	$1,177,164

Investments in mutual funds, Level 1 quoted prices at net asset value	$6,060,002	$1,830,166	$5,433,133	$1,103,794
Receivable for units sold	3	—	—	—

Total assets	6,060,005	1,830,166	5,433,133	1,103,794

Liabilities
Payable for units redeemed	—	2	5	1

	$6,060,005	$1,830,164	$5,433,128	$1,103,793

Net Assets:
Deferred annuity contracts terminable by owners	$6,060,005	$1,830,164	$5,433,128	$1,103,793

Total net assets	$6,060,005	$1,830,164	$5,433,128	$1,103,793

28

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	AllianceBernstein Large Cap Growth	AllianceBernstein Balanced Wealth Strategy	Janus Aspen - Enterprise	Janus Aspen - Perkins Mid Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	21,877

M&E - 1.65%	471,473	343,253	92,831	—

M&E - 1.75%	4,355,761	—	6,624,734	829,753

M&E - 1.85%	49,916	1,110,489	124,428	—

M&E - 2.00%	2,455,405	—	1,098,173	—

M&E - 2.30%	—	27,826	—	—

Accumulation unit value - Service:
M&E - 1.55%	$0.74697	$—	$0.99389	$1.32520

M&E - 1.65%	$0.91817	$1.23753	$0.90363	$—

M&E - 1.75%	$0.73434	$1.23615	$0.55754	$1.29533

M&E - 1.85%	$0.91466	$1.23476	$0.90019	$—

M&E - 2.00%	$0.97046	$—	$1.40569	$—

M&E - 2.30%	$—	$1.22858	$—	$—

See accompanying notes.

29

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Janus Aspen - Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	403,769.350	471,956.197	828,091.689	1,717,792.175

Cost	$12,213,099	$5,330,571	$15,952,070	$47,250,601

Investments in mutual funds, Level 1 quoted prices at net asset value	$10,469,739	$6,159,028	$14,309,424	$34,854,003
Receivable for units sold	—	—	18	24

Total assets	10,469,739	6,159,028	14,309,442	34,854,027

Liabilities
Payable for units redeemed	9	—	—	—

	$10,469,730	$6,159,028	$14,309,442	$34,854,027

Net Assets:
Deferred annuity contracts terminable by owners	$10,469,730	$6,159,028	$14,309,442	$34,854,027

Total net assets	$10,469,730	$6,159,028	$14,309,442	$34,854,027

30

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Janus Aspen - Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	50,708

M&E - 1.65%	264,597	330,810	255,237	540,405

M&E - 1.75%	8,234,563	2,138,313	5,910,442	16,208,181

M&E - 1.85%	127,828	116,156	49,410	529,413

M&E - 2.00%	5,920,725	2,986,735	6,544,900	12,409,407

M&E - 2.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.55%	$0.73252	$1.13525	$1.15445	$1.32027

M&E - 1.65%	$0.83147	$1.09789	$0.93605	$0.85512

M&E - 1.75%	$0.58226	$1.11823	$1.13712	$1.08850

M&E - 1.85%	$0.82828	$1.09369	$0.93247	$0.85186

M&E - 2.00%	$0.90347	$1.09741	$1.11592	$1.30799

M&E - 2.30%	$—	$—	$—	$—

See accompanying notes.

31

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	750,551.869	207,138.732	28,661.885	1,777,840.709

Cost	$17,181,927	$7,943,677	$382,314	$53,527,732

Investments in mutual funds, Level 1 quoted prices at net asset value	$12,436,644	$6,162,377	$412,731	$44,623,802
Receivable for units sold	2	4	—	28

Total assets	12,436,646	6,162,381	412,731	44,623,830

Liabilities
Payable for units redeemed	—	—	—	—

	$12,436,646	$6,162,381	$412,731	$44,623,830

Net Assets:
Deferred annuity contracts terminable by owners	$12,436,646	$6,162,381	$412,731	$44,623,830

Total net assets	$12,436,646	$6,162,381	$412,731	$44,623,830

32

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	29,392	1,748	—	55,802

M&E - 1.65%	61,789	159,331	—	466,293

M&E - 1.75%	8,372,464	5,402,504	675,784	13,556,645

M&E - 1.85%	139,566	22,136	—	204,406

M&E - 2.00%	3,954,759	2,716,486	—	11,477,582

M&E - 2.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.55%	$0.94428	$0.70123	$0.79662	$1.81852

M&E - 1.65%	$0.81377	$0.74815	$—	$0.92360

M&E - 1.75%	$1.00068	$0.68938	$0.61074	$1.83755

M&E - 1.85%	$0.81066	$0.74529	$—	$0.92007

M&E - 2.00%	$0.97788	$0.84707	$—	$1.65475

M&E - 2.30%	$—	$—	$—	$—

See accompanying notes.

33

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	1,669,825.224	145,649.393	486,837.175	216,177.651

Cost	$16,654,536	$1,644,539	$6,417,784	$2,972,627

Investments in mutual funds, Level 1 quoted prices at net asset value	$12,974,542	$1,928,398	$6,874,141	$3,151,870
Receivable for units sold	2	—	—	—

Total assets	12,974,544	1,928,398	6,874,141	3,151,870

Liabilities
Payable for units redeemed	—	2	1	—

	$12,974,544	$1,928,396	$6,874,140	$3,151,870

Net Assets:
Deferred annuity contracts terminable by owners	$12,974,544	$1,928,396	$6,874,140	$3,151,870

Total net assets	$12,974,544	$1,928,396	$6,874,140	$3,151,870

34

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	807	—

M&E - 1.65%	406,674	1,251,636	343,481	282,020

M&E - 1.75%	4,504,688	—	3,835,152	1,389,245

M&E - 1.85%	45,588	407,275	161,021	82,734

M&E - 2.00%	6,691,856	—	3,343,136	2,486,642

M&E - 2.30%	—	478,687	—	—

Accumulation unit value - Service:
M&E - 1.55%	$1.15387	$—	$0.89662	$0.74060

M&E - 1.65%	$0.86494	$0.90485	$0.97346	$0.84630

M&E - 1.75%	$1.13657	$0.90336	$0.89192	$0.73672

M&E - 1.85%	$0.86162	$0.90187	$0.96975	$0.84307

M&E - 2.00%	$1.11533	$—	$0.88608	$0.73190

M&E - 2.30%	$—	$0.89525	$—	$—

See accompanying notes.

35

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds – Asset Allocation Fund Subaccount	American Funds – Bond Fund Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	611,700.347	472,876.131	2,678.669	3,407.174

Cost	$7,432,860	$2,984,548	$39,271	$34,971

Investments in mutual funds, Level 1 quoted prices at net asset value	$8,227,370	$3,376,336	$39,243	$34,855
Receivable for units sold	—	—	—	—

Total assets	8,227,370	3,376,336	39,243	34,855

Liabilities
Payable for units redeemed	3	6	—	—

	$8,227,367	$3,376,330	$39,243	$34,855

Net Assets:
Deferred annuity contracts terminable by owners	$8,227,367	$3,376,330	$39,243	$34,855

Total net assets	$8,227,367	$3,376,330	$39,243	$34,855

36

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds – Asset Allocation Fund Subaccount	American Funds – Bond Fund Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	427,852	1,280,870	15,818	—

M&E - 1.75%	3,905,589	36,527	—	—

M&E - 1.85%	202,066	1,157,412	23,118	35,084

M&E - 2.00%	5,238,367	—	—	—

M&E - 2.30%	—	198,272	—	—

Accumulation unit value - Service:
M&E - 1.55%	$0.84616	$—	$—	$—

M&E - 1.65%	$0.88945	$1.26501	$1.00799	$0.99370

M&E - 1.75%	$0.84172	$1.26359	$1.00788	$0.99359

M&E - 1.85%	$0.88604	$1.26218	$1.00776	$0.99347

M&E - 2.00%	$0.83621	$—	$—	$—

M&E - 2.30%	$—	$1.25587	$1.00724	$0.99296

See accompanying notes.

37

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	American Funds – Growth Fund Subaccount	American Funds – Growth – Income Fund Subaccount	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	7,065.506	855.051	16,955.858	—

Cost	$328,341	$26,701	$291,452	$—

Investments in mutual funds, Level 1 quoted prices at net asset value	$325,720	$26,660	$290,115	$—
Receivable for units sold	—	1	—	—

Total assets	325,720	26,661	290,115	—

Liabilities
Payable for units redeemed	—	—	—	—

	$325,720	$26,661	$290,115	$—

Net Assets:
Deferred annuity contracts terminable by owners	$325,720	$26,661	$290,115	$—

Total net assets	$325,720	$26,661	$290,115	$—

38

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Assets and Liabilities

December 31, 2009

	American Funds – Growth Fund Subaccount	American Funds – Growth – Income Fund Subaccount	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount
Accumulation units outstanding - Initial:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.85%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.85%	$—	$—	$—	$—

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$—

Accumulation units outstanding - Service:
M&E - 1.55%	—	—	—	—

M&E - 1.65%	281,783	—	126,578	—

M&E - 1.75%	—	—	111,260	—

M&E - 1.85%	43,021	26,449	58,116	—

M&E - 2.00%	—	—	—	—

M&E - 2.30%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.55%	$—	$—	$—	$—

M&E - 1.65%	$1.00285	$1.00824	$0.98036	$1.00363

M&E - 1.75%	$1.00273	$1.00812	$0.98025	$1.00351

M&E - 1.85%	$1.00262	$1.00801	$0.98013	$1.00340

M&E - 2.00%	$—	$—	$—	$—

M&E - 2.30%	$—	$—	$—	$1.00288

See accompanying notes.

39

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Asset Allocation- Growth VP Subaccount	Transamerica Asset Allocation- Conservative VP Subaccount	Transamerica Asset Allocation- Moderate VP Subaccount	Transamerica Asset Allocation- Moderate Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$2,241,617	$4,552,780	$8,369,226	$7,992,908
Expenses:
Administrative, mortality and expense risk charge	1,506,476	1,957,205	3,558,670	4,432,339

Net investment income (loss)	735,141	2,595,575	4,810,556	3,560,569

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	6,821,237	1,722,574	7,425,857	13,133,014
Proceeds from sales	12,995,362	24,651,890	31,697,789	35,376,900
Cost of investments sold	23,391,206	32,128,854	39,517,474	48,794,184

Net realized capital gains (losses) on investments	(3,574,607)	(5,754,390)	(393,828)	(284,270)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(61,268,286)	(27,408,830)	(64,330,037)	(109,873,665)
End of period	(38,139,118)	(1,560,208)	(27,103,220)	(56,542,219)

Net change in unrealized appreciation/depreciation of investments	23,129,168	25,848,622	37,226,817	53,331,446

Net realized and unrealized capital gains (losses) on investments	19,554,561	20,094,232	36,832,989	53,047,176

Increase (decrease) in net assets from operations	$20,289,702	$22,689,807	$41,643,545	$56,607,745

See accompanying notes.

40

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica American Century Large Company Value VP Subaccount	Transamerica MFS International Equity VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount
Net investment income (loss)
Income:
Dividends	$144,590	$406,241	$—	$591,038
Expenses:
Administrative, mortality and expense risk charge	110,658	265,676	189,935	321,851

Net investment income (loss)	33,932	140,565	(189,935)	269,187

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,836,075	4,028,837	2,932,644	3,219,038
Cost of investments sold	3,158,876	7,426,742	8,310,240	1,825,117

Net realized capital gains (losses) on investments	(1,322,801)	(3,397,905)	(5,377,596)	1,393,921

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,265,939)	(10,393,303)	(14,280,212)	(3,160,828)
End of period	(2,150,244)	(3,347,360)	(6,048,620)	1,535,073

Net change in unrealized appreciation/depreciation of investments	2,115,695	7,045,943	8,231,592	4,695,901

Net realized and unrealized capital gains (losses) on investments	792,894	3,648,038	2,853,996	6,089,822

Increase (decrease) in net assets from operations	$826,826	$3,788,603	$2,664,061	$6,359,009

See accompanying notes.

41

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Science & Technology VP Subaccount	Transamerica Balanced VP Subaccount	Transamerica Templeton Global VP Subaccount	Transamerica Jennison Growth VP Subaccount
Net investment income (loss)
Income:
Dividends	$—	$137,135	$237,520	$5,800
Expenses:
Administrative, mortality and expense risk charge	72,605	144,132	221,612	65,947

Net investment income (loss)	(72,605)	(6,997)	15,908	(60,147)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	45,738	112,749	—	—
Proceeds from sales	2,016,319	2,644,947	2,336,582	1,123,059
Cost of investments sold	3,224,543	3,648,828	3,244,101	1,512,888

Net realized capital gains (losses) on investments	(1,162,486)	(891,132)	(907,519)	(389,829)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,077,342)	(2,952,118)	(1,605,163)	(1,617,889)
End of period	815,344	(409,135)	3,361,249	59,871

Net change in unrealized appreciation/depreciation of investments	2,892,686	2,542,983	4,966,412	1,677,760

Net realized and unrealized capital gains (losses) on investments	1,730,200	1,651,851	4,058,893	1,287,931

Increase (decrease) in net assets from operations	$1,657,595	$1,644,854	$4,074,801	$1,227,784

See accompanying notes.

42

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount	Transamerica BlackRock Large Cap Value VP Subaccount
Net investment income (loss)
Income:
Dividends	$187,900	$42,538	$1,973,001	$243,935
Expenses:
Administrative, mortality and expense risk charge	158,582	91,507	381,223	348,705

Net investment income (loss)	29,318	(48,969)	1,591,778	(104,770)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,922,900	2,460,375	9,199,634	5,902,754
Cost of investments sold	2,805,504	3,563,410	11,438,640	10,130,935

Net realized capital gains (losses) on investments	(882,604)	(1,103,035)	(2,239,006)	(4,228,181)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,585,047)	(2,277,535)	(5,788,747)	(11,160,750)
End of period	(1,510,618)	(66,949)	2,359,635	(4,588,540)

Net change in unrealized appreciation/depreciation of investments	3,074,429	2,210,586	8,148,382	6,572,210

Net realized and unrealized capital gains (losses) on investments	2,191,825	1,107,551	5,909,376	2,344,029

Increase (decrease) in net assets from operations	$2,221,143	$1,058,582	$7,501,154	$2,239,259

See accompanying notes.

43

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount
Net investment income (loss)
Income:
Dividends	$4,166,643	$456,661	$276,454	$274,591
Expenses:
Administrative, mortality and expense risk charge	1,243,177	321,281	137,816	530,373

Net investment income (loss)	2,923,466	135,380	138,638	(255,782)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	2,049,119	—	—	—
Proceeds from sales	12,140,033	2,781,115	3,370,032	6,381,397
Cost of investments sold	12,025,318	3,743,897	6,267,688	7,509,381

Net realized capital gains (losses) on investments	2,163,834	(962,782)	(2,897,656)	(1,127,984)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(2,814,913)	(11,743,231)	(5,202,830)	(15,323,204)
End of period	587,897	(6,875,477)	(632,106)	(7,001,962)

Net change in unrealized appreciation/depreciation of investments	3,402,810	4,867,754	4,570,724	8,321,242

Net realized and unrealized capital gains (losses) on investments	5,566,644	3,904,972	1,673,068	7,193,258

Increase (decrease) in net assets from operations	$8,490,110	$4,040,352	$1,811,706	$6,937,476

See accompanying notes.

44

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Growth Opportunities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica U.S. Government Securities VP PAM SC Subaccount	Transamerica Money Market VP Subaccount
Net investment income (loss)
Income:
Dividends	$34,993	$955,527	$220,348	$105,194
Expenses:
Administrative, mortality and expense risk charge	189,891	777,137	192,093	1,456,274

Net investment income (loss)	(154,898)	178,390	28,255	(1,351,080)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	1,854,704	15,532,993	8,388,902	72,591,771
Cost of investments sold	3,540,777	14,712,729	7,981,960	72,591,771

Net realized capital gains (losses) on investments	(1,686,073)	820,264	406,942	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(8,450,328)	1,931,098	572,344	—
End of period	(3,526,393)	1,937,440	376,109	—

Net change in unrealized appreciation/depreciation of investments	4,923,935	6,342	(196,235)	—

Net realized and unrealized capital gains (losses) on investments	3,237,862	826,606	210,707	—

Increase (decrease) in net assets from operations	$3,082,964	$1,004,996	$238,962	$(1,351,080)

See accompanying notes.

45

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica T. Rowe Price Equity Income VP Subaccount	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount
Net investment income (loss)
Income:
Dividends	$1,117,286	$64,244	$—	$23,140
Expenses:
Administrative, mortality and expense risk charge	518,701	252,315	243,483	286,006

Net investment income (loss)	598,585	(188,071)	(243,483)	(262,866)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	226,402	—	552,382	250,354
Proceeds from sales	5,658,352	4,272,702	2,905,672	7,044,724
Cost of investments sold	13,368,742	5,426,399	5,667,767	11,849,762

Net realized capital gains (losses) on investments	(7,483,988)	(1,153,697)	(2,209,713)	(4,554,684)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(29,049,788)	(7,038,124)	(10,557,229)	(11,316,473)
End of period	(16,257,013)	(1,054,487)	(4,013,200)	(3,484,524)

Net change in unrealized appreciation/depreciation of investments	12,792,775	5,983,637	6,544,029	7,831,949

Net realized and unrealized capital gains (losses) on investments	5,308,787	4,829,940	4,334,316	3,277,265

Increase (decrease) in net assets from operations	$5,907,372	$4,641,869	$4,090,833	$3,014,399

See accompanying notes.

46

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Van Kampen Mid Cap Growth VP Subaccount	Transamerica International Moderate Growth VP SC Subaccount	Transamerica Efficient Markets VP SC Subaccount
Net investment income (loss)
Income:
Dividends	$171,076	$—	$510,906	$397
Expenses:
Administrative, mortality and expense risk charge	318,074	125,112	338,311	12,083

Net investment income (loss)	(146,998)	(125,112)	172,595	(11,686)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	202
Proceeds from sales	3,047,278	1,377,617	2,339,844	40,673
Cost of investments sold	3,878,385	1,377,183	3,706,377	28,499

Net realized capital gains (losses) on investments	(831,107)	434	(1,366,533)	12,376

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,892,420)	(2,625,782)	(8,185,575)	—
End of period	2,843,472	500,115	(2,214,632)	181,693

Net change in unrealized appreciation/depreciation of investments	7,735,892	3,125,897	5,970,943	181,693

Net realized and unrealized capital gains (losses) on investments	6,904,785	3,126,331	4,604,410	194,069

Increase (decrease) in net assets from operations	$6,757,787	$3,001,219	$4,777,005	$182,383

See accompanying notes.

47

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Value Balanced VP SC Subaccount	Transamerica Index 50 VP SC Subaccount	Transamerica Index 75 VP SC Subaccount	Transamerica BlackRock Global Allocation VP SC Subaccount(1)
Net investment income (loss)
Income:
Dividends	$43,663	$5,427	$19,218	$—
Expenses:
Administrative, mortality and expense risk charge	14,858	30,296	83,252	39,121

Net investment income (loss)	28,805	(24,869)	(64,034)	(39,121)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	27	—
Proceeds from sales	130,846	222,803	1,151,550	79,919
Cost of investments sold	167,312	207,631	1,362,195	70,966

Net realized capital gains (losses) on investments	(36,466)	15,172	(210,618)	8,953

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(28,257)	2,209	(198,008)	—
End of period	188,601	346,371	1,228,695	380,453

Net change in unrealized appreciation/depreciation of investments	216,858	344,162	1,426,703	380,453

Net realized and unrealized capital gains (losses) on investments	180,392	359,334	1,216,085	389,406

Increase (decrease) in net assets from operations	$209,197	$334,465	$1,152,051	$350,285

See accompanying notes.

48

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica BlackRock Tactical Allocation VP SC Subaccount(1)	Transamerica ProFunds UltraBear Fund VP OAM SC Subaccount(1)	Transamerica Foxhall Global Growth VP SC Subaccount(1)	Transamerica Foxhall Global Conservative VP SC Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	13,487	—	186	43

Net investment income (loss)	(13,487)	—	(186)	(43)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	315,735	92	83	176
Cost of investments sold	279,923	97	82	176

Net realized capital gains (losses) on investments	35,812	(5)	1	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	120,006	—	2,419	(320)

Net change in unrealized appreciation/depreciation of investments	120,006	—	2,419	(320)

Net realized and unrealized capital gains (losses) on investments	155,818	(5)	2,420	(320)

Increase (decrease) in net assets from operations	$142,331	$(5)	$2,234	$(363)

See accompanying notes.

49

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Foxhall Global Hard Asset VP SC Subaccount(1)	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC Subaccount(1)	Transamerica Hanlon Growth VP SC Subaccount(1)	Transamerica Hanlon Growth and Income VP SC Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	435	572	100	57

Net investment income (loss)	(435)	(572)	(100)	(57)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	392	388	159	135
Cost of investments sold	394	382	159	134

Net realized capital gains (losses) on investments	(2)	6	—	1

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	2,432	11,842	1,144	707

Net change in unrealized appreciation/depreciation of investments	2,432	11,842	1,144	707

Net realized and unrealized capital gains (losses) on investments	2,430	11,848	1,144	708

Increase (decrease) in net assets from operations	$1,995	$11,276	$1,044	$651

See accompanying notes.

50

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica Hanlon Balanced VP SC Subaccount(1)	Transamerica Hanlon Managed Income VP SC Subaccount(1)	Transamerica Index 35 VP SC Subaccount(1)	Transamerica Index 100 VP SC Subaccount(1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	75	1,549	28	—

Net investment income (loss)	(75)	(1,549)	(28)	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	51,513	533,506	125	101
Cost of investments sold	51,329	529,792	124	100

Net realized capital gains (losses) on investments	184	3,714	1	1

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	1,094	251	(83)	—

Net change in unrealized appreciation/depreciation of investments	1,094	251	(83)	—

Net realized and unrealized capital gains (losses) on investments	1,278	3,965	(82)	1

Increase (decrease) in net assets from operations	$1,203	$2,416	$(110)	$1

See accompanying notes.

51

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Transamerica JP Morgan Midcap Value VP SC Subaccount(1)	AIM V.I. Basic Value Subaccount	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth and Income Subaccount
Net investment income (loss)
Income:
Dividends	$—	$77,930	$4,463	$400,977
Expenses:
Administrative, mortality and expense risk charge	11	113,523	30,597	207,997

Net investment income (loss)	(11)	(35,593)	(26,134)	192,980

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	112	1,562,789	430,000	2,149,416
Cost of investments sold	111	3,141,254	615,046	3,290,442

Net realized capital gains (losses) on investments	1	(1,578,465)	(185,046)	(1,141,026)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	(6,078,614)	(861,154)	(8,051,172)
End of period	(179)	(2,203,315)	(385,096)	(5,251,257)

Net change in unrealized appreciation/depreciation of investments	(179)	3,875,299	476,058	2,799,915

Net realized and unrealized capital gains (losses) on investments	(178)	2,296,834	291,012	1,658,889

Increase (decrease) in net assets from operations	$(189)	$2,261,241	$264,878	$1,851,869

See accompanying notes.

52

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount
Net investment income (loss)
Income:
Dividends	$—	$5,143	$—	$3,314
Expenses:
Administrative, mortality and expense risk charge	83,636	18,772	87,871	16,776

Net investment income (loss)	(83,636)	(13,629)	(87,871)	(13,462)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	25,642
Proceeds from sales	925,682	81,428	1,785,750	154,106
Cost of investments sold	965,798	68,069	2,641,630	176,643

Net realized capital gains (losses) on investments	(40,116)	13,359	(855,880)	3,105

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,464,324)	3,530	(3,027,418)	(336,808)
End of period	30,176	289,592	(361,632)	(73,370)

Net change in unrealized appreciation/depreciation of investments	1,494,500	286,062	2,665,786	263,438

Net realized and unrealized capital gains (losses) on investments	1,454,384	299,421	1,809,906	266,543

Increase (decrease) in net assets from operations	$1,370,748	$285,792	$1,722,035	$253,081

See accompanying notes.

53

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Janus Aspen - Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount
Net investment income (loss)
Income:
Dividends	$103,750	$—	$441,071	$352,477
Expenses:
Administrative, mortality and expense risk charge	151,668	76,517	243,934	563,757

Net investment income (loss)	(47,918)	(76,517)	197,137	(211,280)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	8,524
Proceeds from sales	1,499,474	1,329,543	2,184,741	6,507,613
Cost of investments sold	2,080,962	2,317,838	2,814,374	10,320,809

Net realized capital gains (losses) on investments	(581,488)	(988,295)	(629,633)	(3,804,672)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(4,838,641)	(2,165,686)	(4,019,176)	(25,146,372)
End of period	(1,743,360)	828,457	(1,642,646)	(12,396,598)

Net change in unrealized appreciation/depreciation of investments	3,095,281	2,994,143	2,376,530	12,749,774

Net realized and unrealized capital gains (losses) on investments	2,513,793	2,005,848	1,746,897	8,945,102

Increase (decrease) in net assets from operations	$2,465,875	$1,929,331	$1,944,034	$8,733,822

See accompanying notes.

54

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Fidelity-VIP Equity-Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount
Net investment income (loss)
Income:
Dividends	$227,393	$10,813	$834	$176,771
Expenses:
Administrative, mortality and expense risk charge	205,501	99,042	6,579	717,958

Net investment income (loss)	21,892	(88,229)	(5,745)	(541,187)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	4,802	—	202,129
Proceeds from sales	3,381,317	1,499,897	95,558	8,490,956
Cost of investments sold	6,024,829	2,145,425	96,099	12,160,471

Net realized capital gains (losses) on investments	(2,643,512)	(640,726)	(541)	(3,467,386)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(10,034,052)	(3,758,675)	(111,427)	(25,129,284)
End of period	(4,745,283)	(1,781,300)	30,417	(8,903,930)

Net change in unrealized appreciation/depreciation of investments	5,288,769	1,977,375	141,844	16,225,354

Net realized and unrealized capital gains (losses) on investments	2,645,257	1,336,649	141,303	12,757,968

Increase (decrease) in net assets from operations	$2,667,149	$1,248,420	$135,558	$12,216,781

See accompanying notes.

55

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Fidelity-VIP Value Strategies Subaccount	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount
Net investment income (loss)
Income:
Dividends	$38,285	$27,634	$348,184	$39,088
Expenses:
Administrative, mortality and expense risk charge	189,556	18,358	84,686	35,989

Net investment income (loss)	(151,271)	9,276	263,498	3,099

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	2,668	—	—
Proceeds from sales	2,401,296	407,827	854,791	437,778
Cost of investments sold	4,917,762	534,219	1,222,232	682,831

Net realized capital gains (losses) on investments	(2,516,466)	(123,724)	(367,441)	(245,053)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(10,792,558)	(131,501)	(1,054,802)	(490,794)
End of period	(3,679,994)	283,859	456,357	179,243

Net change in unrealized appreciation/depreciation of investments	7,112,564	415,360	1,511,159	670,037

Net realized and unrealized capital gains (losses) on investments	4,596,098	291,636	1,143,718	424,984

Increase (decrease) in net assets from operations	$4,444,827	$300,912	$1,407,216	$428,083

See accompanying notes.

56

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds – Asset Allocation Fund Subaccount(1)	American Funds – Bond Fund Subaccount(1)
Net investment income (loss)
Income:
Dividends	$99,808	$69,448	$—	$59
Expenses:
Administrative, mortality and expense risk charge	71,676	25,592	14	8

Net investment income (loss)	28,132	43,856	(14)	51

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	123,129	—	—	—
Proceeds from sales	1,682,954	55,752	114	108
Cost of investments sold	2,843,926	40,400	113	108

Net realized capital gains (losses) on investments	(1,037,843)	15,352	1	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	(1,201,514)	—	—	—
End of period	794,510	391,788	(28)	(116)

Net change in unrealized appreciation/depreciation of investments	1,996,024	391,788	(28)	(116)

Net realized and unrealized capital gains (losses) on investments	958,181	407,140	(27)	(116)

Increase (decrease) in net assets from operations	$986,313	$450,996	$(41)	$(65)

See accompanying notes.

57

Transamerica Life Insurance Company Separate

Account VA C -Transamerica Extra Variable Annuity

Statements of Operations

Year Ended December 31, 2009, Except as Noted

	American Funds – Growth Fund Subaccount(1)	American Funds – Growth – Income Fund Subaccount(1)	American Funds – International Fund Subaccount(1)	GE Investments Total Return Fund Subaccount(1)
Net investment income (loss)
Income:
Dividends	$103	$247	$323	$—
Expenses:
Administrative, mortality and expense risk charge	61	27	138	—

Net investment income (loss)	42	220	185	—

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	150	126	180	101
Cost of investments sold	150	125	181	100

Net realized capital gains (losses) on investments	—	1	(1)	1

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of period	(2,621)	(41)	(1,337)	—

Net change in unrealized appreciation/depreciation of investments	(2,621)	(41)	(1,337)	—

Net realized and unrealized capital gains (losses) on investments	(2,621)	(40)	(1,338)	1

Increase (decrease) in net assets from operations	$(2,579)	$180	$(1,153)	$1

See accompanying notes.

58

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation-Growth VP Subaccount		Transamerica Asset Allocation- Conservative VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$735,141	$1,061,530	$2,595,575	$1,257,731
Net realized capital gains (losses) on investments	(3,574,607)	18,660,126	(5,754,390)	(472,735)
Net change in unrealized appreciation/depreciation of investments	23,129,168	(76,695,256)	25,848,622	(26,981,104)

Increase (decrease) in net assets from operations	20,289,702	(56,973,600)	22,689,807	(26,196,108)

Contract transactions
Net contract purchase payments	2,021,422	2,598,243	6,769,478	7,248,010
Transfer payments from (to) other subaccounts or general account	1,342,314	(11,632,057)	20,278,279	16,564,119
Contract terminations, withdrawals, and other deductions	(4,318,186)	(10,830,052)	(9,102,768)	(8,540,568)
Contract maintenance charges	(496,846)	(535,576)	(596,551)	(464,435)

Increase (decrease) in net assets from contract transactions	(1,451,296)	(20,399,442)	17,348,438	14,807,126

Net increase (decrease) in net assets	18,838,406	(77,373,042)	40,038,245	(11,388,982)

Net assets:
Beginning of the period	77,158,683	154,531,725	86,275,352	97,664,334

End of the period	$95,997,089	$77,158,683	$126,313,597	$86,275,352

See accompanying notes.

59

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation-Moderate VP Subaccount		Transamerica Asset Allocation-Moderate Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$4,810,556	$3,296,726	$3,560,569	$3,425,695
Net realized capital gains (losses) on investments	(393,828)	24,845,372	(284,270)	39,616,766
Net change in unrealized appreciation/depreciation of investments	37,226,817	(97,774,616)	53,331,446	(160,854,752)

Increase (decrease) in net assets from operations	41,643,545	(69,632,518)	56,607,745	(117,812,291)

Contract transactions
Net contract purchase payments	13,589,959	19,592,036	19,119,903	46,206,694
Transfer payments from (to) other subaccounts or general account	11,100,872	(4,183,217)	(2,224,305)	(17,982,582)
Contract terminations, withdrawals, and other deductions	(12,845,022)	(23,391,799)	(12,535,829)	(23,426,721)
Contract maintenance charges	(1,140,709)	(1,024,615)	(1,648,920)	(1,434,675)

Increase (decrease) in net assets from contract transactions	10,705,100	(9,007,595)	2,710,849	3,362,716

Net increase (decrease) in net assets	52,348,645	(78,640,113)	59,318,594	(114,449,575)

Net assets:
Beginning of the period	173,519,292	252,159,405	224,425,116	338,874,691

End of the period	$225,867,937	$173,519,292	$283,743,710	$224,425,116

See accompanying notes.

60

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica American Century Large Company Value VP Subaccount		Transamerica MFS International Equity VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$33,932	$46,081	$140,565	$740,403
Net realized capital gains (losses) on investments	(1,322,801)	131,439	(3,397,905)	(400,788)
Net change in unrealized appreciation/depreciation of investments	2,115,695	(4,894,764)	7,045,943	(9,994,035)

Increase (decrease) in net assets from operations	826,826	(4,717,244)	3,788,603	(9,654,420)

Contract transactions
Net contract purchase payments	107,592	36,284	434,021	112,677
Transfer payments from (to) other subaccounts or general account	(840,758)	(1,051,432)	(624,614)	(2,163,236)
Contract terminations, withdrawals, and other deductions	(576,983)	(1,242,530)	(1,539,987)	(2,815,547)
Contract maintenance charges	(40,848)	(47,872)	(86,845)	(107,549)

Increase (decrease) in net assets from contract transactions	(1,350,997)	(2,305,550)	(1,817,425)	(4,973,655)

Net increase (decrease) in net assets	(524,171)	(7,022,794)	1,971,178	(14,628,075)

Net assets:
Beginning of the period	6,993,940	14,016,734	14,780,265	29,408,340

End of the period	$6,469,769	$6,993,940	$16,751,443	$14,780,265

See accompanying notes.

61

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Clarion Global Real Estate Securities VP Subaccount		Transamerica Small/Mid Cap Value VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(189,935)	$849,882	$269,187	$(6,450)
Net realized capital gains (losses) on investments	(5,377,596)	1,406,392	1,393,921	7,560,443
Net change in unrealized appreciation/depreciation of investments	8,231,592	(11,758,789)	4,695,901	(20,840,956)

Increase (decrease) in net assets from operations	2,664,061	(9,502,515)	6,359,009	(13,286,963)

Contract transactions
Net contract purchase payments	309,848	57,462	564,692	132,913
Transfer payments from (to) other subaccounts or general account	(625,590)	(4,307,657)	(426,480)	(2,316,026)
Contract terminations, withdrawals, and other deductions	(884,118)	(2,636,321)	(2,083,586)	(4,785,464)
Contract maintenance charges	(70,926)	(95,792)	(99,639)	(119,472)

Increase (decrease) in net assets from contract transactions	(1,270,786)	(6,982,308)	(2,045,013)	(7,088,049)

Net increase (decrease) in net assets	1,393,275	(16,484,823)	4,313,996	(20,375,012)

Net assets:
Beginning of the period	10,917,871	27,402,694	17,187,413	37,562,425

End of the period	$12,311,146	$10,917,871	$21,501,409	$17,187,413

See accompanying notes.

62

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Science & Technology VP Subaccount		Transamerica Balanced VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(72,605)	$(85,405)	$(6,997)	$776
Net realized capital gains (losses) on investments	(1,162,486)	(502)	(891,132)	1,102,818
Net change in unrealized appreciation/depreciation of investments	2,892,686	(2,968,075)	2,542,983	(5,231,729)

Increase (decrease) in net assets from operations	1,657,595	(3,053,982)	1,644,854	(4,128,135)

Contract transactions
Net contract purchase payments	385,761	24,909	796,334	597,436
Transfer payments from (to) other subaccounts or general account	1,050,644	(231,942)	(260,274)	(278,763)
Contract terminations, withdrawals, and other deductions	(196,921)	(475,593)	(746,653)	(1,533,975)
Contract maintenance charges	(22,789)	(22,404)	(55,153)	(49,714)

Increase (decrease) in net assets from contract transactions	1,216,695	(705,030)	(265,746)	(1,265,016)

Net increase (decrease) in net assets	2,874,290	(3,759,012)	1,379,108	(5,393,151)

Net assets:
Beginning of the period	3,039,876	6,798,888	7,919,325	13,312,476

End of the period	$5,914,166	$3,039,876	$9,298,433	$7,919,325

See accompanying notes.

63

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Templeton Global VP Subaccount		Transamerica Jennison Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$15,908	$(48)	$(60,147)	$(75,914)
Net realized capital gains (losses) on investments	(907,519)	220,393	(389,829)	167,603
Net change in unrealized appreciation/depreciation of investments	4,966,412	(2,758,620)	1,677,760	(2,138,024)

Increase (decrease) in net assets from operations	4,074,801	(2,538,275)	1,227,784	(2,046,335)

Contract transactions
Net contract purchase payments	320,571	13,759	126,837	48,853
Transfer payments from (to) other subaccounts or general account	11,491,468	(1,380,125)	372,808	(256,044)
Contract terminations, withdrawals, and other deductions	(721,255)	(300,310)	(315,358)	(687,614)
Contract maintenance charges	(68,780)	(23,303)	(20,891)	(21,012)

Increase (decrease) in net assets from contract transactions	11,022,004	(1,689,979)	163,396	(915,817)

Net increase (decrease) in net assets	15,096,805	(4,228,254)	1,391,180	(2,962,152)

Net assets:
Beginning of the period	2,670,575	6,898,829	3,003,825	5,965,977

End of the period	$17,767,380	$2,670,575	$4,395,005	$3,003,825

See accompanying notes.

64

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica JPMorgan Enhanced Index VP Subaccount		Transamerica Marsico Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$29,318	$405,026	$(48,969)	$(82,939)
Net realized capital gains (losses) on investments	(882,604)	2,486,902	(1,103,035)	423,894
Net change in unrealized appreciation/depreciation of investments	3,074,429	(8,118,111)	2,210,586	(4,272,465)

Increase (decrease) in net assets from operations	2,221,143	(5,226,183)	1,058,582	(3,931,510)

Contract transactions
Net contract purchase payments	144,517	13,008	394,767	54,914
Transfer payments from (to) other subaccounts or general account	916,251	(1,360,401)	(259,803)	(369,450)
Contract terminations, withdrawals, and other deductions	(650,492)	(2,739,903)	(343,053)	(830,699)
Contract maintenance charges	(53,528)	(58,688)	(29,478)	(35,390)

Increase (decrease) in net assets from contract transactions	356,748	(4,145,984)	(237,567)	(1,180,625)

Net increase (decrease) in net assets	2,577,891	(9,372,167)	821,015	(5,112,135)

Net assets:
Beginning of the period	7,701,104	17,073,271	5,144,168	10,256,303

End of the period	$10,278,995	$7,701,104	$5,965,183	$5,144,168

See accompanying notes.

65

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica AEGON High Yield Bond VP Subaccount		Transamerica BlackRock Large Cap Value VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$1,591,778	$1,222,478	$(104,770)	$(226,107)
Net realized capital gains (losses) on investments	(2,239,006)	(1,701,365)	(4,228,181)	1,410,167
Net change in unrealized appreciation/depreciation of investments	8,148,382	(4,004,160)	6,572,210	(11,536,073)

Increase (decrease) in net assets from operations	7,501,154	(4,483,047)	2,239,259	(10,352,013)

Contract transactions
Net contract purchase payments	418,782	59,114	743,316	153,998
Transfer payments from (to) other subaccounts or general account	9,180,903	(1,430,594)	23,287,166	(797,411)
Contract terminations, withdrawals, and other deductions	(1,722,328)	(2,207,365)	(1,390,104)	(2,499,129)
Contract maintenance charges	(115,035)	(82,482)	(117,319)	(119,595)

Increase (decrease) in net assets from contract transactions	7,762,322	(3,661,327)	22,523,059	(3,262,137)

Net increase (decrease) in net assets	15,263,476	(8,144,374)	24,762,318	(13,614,150)

Net assets:
Beginning of the period	12,892,728	21,037,102	17,902,877	31,517,027

End of the period	$28,156,204	$12,892,728	$42,665,195	$17,902,877

See accompanying notes.

66

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica PIMCO Total Return VP Subaccount		Transamerica Focus VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$2,923,466	$2,397,768	$135,380	$61,390
Net realized capital gains (losses) on investments	2,163,834	494,136	(962,782)	4,752,994
Net change in unrealized appreciation/depreciation of investments	3,402,810	(5,921,660)	4,867,754	(16,844,799)

Increase (decrease) in net assets from operations	8,490,110	(3,029,756)	4,040,352	(12,030,415)

Contract transactions
Net contract purchase payments	3,169,042	1,879,456	191,197	72,790
Transfer payments from (to) other subaccounts or general account	15,534,119	10,936,803	(835,326)	(3,702,285)
Contract terminations, withdrawals, and other deductions	(6,391,825)	(8,885,905)	(1,328,792)	(3,362,161)
Contract maintenance charges	(371,742)	(296,476)	(111,223)	(130,360)

Increase (decrease) in net assets from contract transactions	11,939,594	3,633,878	(2,084,144)	(7,122,016)

Net increase (decrease) in net assets	20,429,704	604,122	1,956,208	(19,152,431)

Net assets:
Beginning of the period	57,739,246	57,135,124	17,949,468	37,101,899

End of the period	$78,168,950	$57,739,246	$19,905,676	$17,949,468

See accompanying notes.

67

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Convertible Securities VP Subaccount		Transamerica Equity VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$138,638	$463,745	$(255,782)	$(768,668)
Net realized capital gains (losses) on investments	(2,897,656)	249,168	(1,127,984)	4,217,957
Net change in unrealized appreciation/depreciation of investments	4,570,724	(5,735,418)	8,321,242	(31,848,237)

Increase (decrease) in net assets from operations	1,811,706	(5,022,505)	6,937,476	(28,398,948)

Contract transactions
Net contract purchase payments	140,295	40,325	391,570	259,336
Transfer payments from (to) other subaccounts or general account	(5,149)	(353,489)	(1,877,586)	(4,345,750)
Contract terminations, withdrawals, and other deductions	(704,581)	(1,384,807)	(2,352,892)	(4,914,744)
Contract maintenance charges	(45,828)	(48,294)	(182,798)	(224,250)

Increase (decrease) in net assets from contract transactions	(615,263)	(1,746,265)	(4,021,706)	(9,225,408)

Net increase (decrease) in net assets	1,196,443	(6,768,770)	2,915,770	(37,624,356)

Net assets:
Beginning of the period	7,430,179	14,198,949	29,697,033	67,321,389

End of the period	$8,626,622	$7,430,179	$32,612,803	$29,697,033

See accompanying notes.

68

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Growth Opportunities VP Subaccount		Transamerica U.S. Government Securities VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(154,898)	$267,379	$178,390	$54,200
Net realized capital gains (losses) on investments	(1,686,073)	3,843,395	820,264	(165,070)
Net change in unrealized appreciation/depreciation of investments	4,923,935	(12,362,133)	6,342	2,145,663

Increase (decrease) in net assets from operations	3,082,964	(8,251,359)	1,004,996	2,034,793

Contract transactions
Net contract purchase payments	178,672	85,618	3,397,088	1,508,643
Transfer payments from (to) other subaccounts or general account	287,745	(4,591,358)	994,700	16,046,072
Contract terminations, withdrawals, and other deductions	(804,259)	(2,170,688)	(5,394,355)	(3,498,026)
Contract maintenance charges	(60,400)	(73,352)	(239,881)	(147,260)

Increase (decrease) in net assets from contract transactions	(398,242)	(6,749,780)	(1,242,448)	13,909,429

Net increase (decrease) in net assets	2,684,722	(15,001,139)	(237,452)	15,944,222

Net assets:
Beginning of the period	9,566,302	24,567,441	43,021,141	27,076,919

End of the period	$12,251,024	$9,566,302	$42,783,689	$43,021,141

See accompanying notes.

69

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica U.S. Government Securities VP PAM SC Subaccount		Transamerica Money Market VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$28,255	$(16,098)	$(1,351,080)	$308,866
Net realized capital gains (losses) on investments	406,942	(8,822)	—	(800)
Net change in unrealized appreciation/depreciation of investments	(196,235)	569,913	—	—

Increase (decrease) in net assets from operations	238,962	544,993	(1,351,080)	308,066

Contract transactions
Net contract purchase payments	1	—	9,034,173	8,685,676
Transfer payments from (to) other subaccounts or general account	(5,562,211)	12,672,616	(30,479,361)	63,113,950
Contract terminations, withdrawals, and other deductions	(696,308)	(171,256)	(15,159,747)	(26,224,154)
Contract maintenance charges	(100,983)	(29,936)	(448,510)	(368,203)

Increase (decrease) in net assets from contract transactions	(6,359,501)	12,471,424	(37,053,445)	45,207,269

Net increase (decrease) in net assets	(6,120,539)	13,016,417	(38,404,525)	45,515,335

Net assets:
Beginning of the period	13,437,154	420,737	96,630,790	51,115,455

End of the period	$7,316,615	$13,437,154	$58,226,265	$96,630,790

See accompanying notes.

70

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica T. Rowe Price Equity Income VP Subaccount		Transamerica T. Rowe Price Growth Stock VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$598,585	$739,931	$(188,071)	$(209,829)
Net realized capital gains (losses) on investments	(7,483,988)	9,940,677	(1,153,697)	1,847,698
Net change in unrealized appreciation/depreciation of investments	12,792,775	(30,353,988)	5,983,637	(11,816,338)

Increase (decrease) in net assets from operations	5,907,372	(19,673,380)	4,641,869	(10,178,469)

Contract transactions
Net contract purchase payments	220,433	207,101	97,535	105,587
Transfer payments from (to) other subaccounts or general account	(1,974,002)	(6,671,789)	(357,181)	(882,775)
Contract terminations, withdrawals, and other deductions	(2,318,129)	(4,670,438)	(1,601,248)	(2,285,174)
Contract maintenance charges	(163,259)	(200,165)	(80,568)	(90,700)

Increase (decrease) in net assets from contract transactions	(4,234,957)	(11,335,291)	(1,941,462)	(3,153,062)

Net increase (decrease) in net assets	1,672,415	(31,008,671)	2,700,407	(13,331,531)

Net assets:
Beginning of the period	29,580,841	60,589,512	12,799,390	26,130,921

End of the period	$31,253,256	$29,580,841	$15,499,797	$12,799,390

See accompanying notes.

71

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica T. Rowe Price Small Cap VP Subaccount		Transamerica Van Kampen Active International Allocation VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(243,483)	$(48,932)	$(262,866)	$896,198
Net realized capital gains (losses) on investments	(2,209,713)	1,420,317	(4,554,684)	3,422,508
Net change in unrealized appreciation/depreciation of investments	6,544,029	(9,499,635)	7,831,949	(17,749,779)

Increase (decrease) in net assets from operations	4,090,833	(8,128,250)	3,014,399	(13,431,073)

Contract transactions
Net contract purchase payments	299,353	87,921	228,309	191,597
Transfer payments from (to) other subaccounts or general account	31,941	(2,777,887)	(3,306,052)	(3,614,207)
Contract terminations, withdrawals, and other deductions	(1,062,122)	(2,441,246)	(1,117,335)	(2,873,415)
Contract maintenance charges	(80,493)	(89,303)	(84,521)	(125,023)

Increase (decrease) in net assets from contract transactions	(811,321)	(5,220,515)	(4,279,599)	(6,421,048)

Net increase (decrease) in net assets	3,279,512	(13,348,765)	(1,265,200)	(19,852,121)

Net assets:
Beginning of the period	12,612,665	25,961,430	17,173,868	37,025,989

End of the period	$15,892,177	$12,612,665	$15,908,668	$17,173,868

See accompanying notes.

72

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Van Kampen Large Cap Core VP Subaccount		Transamerica Van Kampen Mid-Cap Growth VP Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(146,998)	$229,156	$(125,112)	$20,612
Net realized capital gains (losses) on investments	(831,107)	1,973,330	434	1,218,242
Net change in unrealized appreciation/depreciation of investments	7,735,892	(8,138,082)	3,125,897	(6,837,773)

Increase (decrease) in net assets from operations	6,757,787	(5,935,596)	3,001,219	(5,598,919)

Contract transactions
Net contract purchase payments	257,334	41,758	388,320	53,771
Transfer payments from (to) other subaccounts or general account	12,556,951	(965,027)	556,011	(1,402,984)
Contract terminations, withdrawals, and other deductions	(1,546,066)	(1,450,464)	(384,396)	(786,459)
Contract maintenance charges	(100,184)	(51,515)	(43,448)	(46,893)

Increase (decrease) in net assets from contract transactions	11,168,035	(2,425,248)	516,487	(2,182,565)

Net increase (decrease) in net assets	17,925,822	(8,360,844)	3,517,706	(7,781,484)

Net assets:
Beginning of the period	7,218,432	15,579,276	5,519,349	13,300,833

End of the period	$25,144,254	$7,218,432	$9,037,055	$5,519,349

See accompanying notes.

73

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica International Moderate Growth VP SC Subaccount		Transamerica Efficient Markets VP SC Subaccount
	2009	2008	2009	2008(1)
Operations
Net investment income (loss)	$172,595	$143,832	$(11,686)	$—
Net realized capital gains (losses) on investments	(1,366,533)	(93,779)	12,376	(49)
Net change in unrealized appreciation/depreciation of investments	5,970,943	(8,381,877)	181,693	—

Increase (decrease) in net assets from operations	4,777,005	(8,331,824)	182,383	(49)

Contract transactions
Net contract purchase payments	3,538,518	12,617,659	780,049	400
Transfer payments from (to) other subaccounts or general account	1,099,994	1,100,320	543,509	79
Contract terminations, withdrawals, and other deductions	(701,462)	(704,457)	(28,829)	(430)
Contract maintenance charges	(183,315)	(86,061)	(103)	—

Increase (decrease) in net assets from contract transactions	3,753,735	12,927,461	1,294,626	49

Net increase (decrease) in net assets	8,530,740	4,595,637	1,477,009	—

Net assets:
Beginning of the period	16,235,413	11,639,776	—	—

End of the period	$24,766,153	$16,235,413	$1,477,009	$—

See accompanying notes.

74

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Value Balanced VP SC Subaccount		Transamerica Index 50 VP SC Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$28,805	$2,195	$(24,869)	$(351)
Net realized capital gains (losses) on investments	(36,466)	3,030	15,172	(971)
Net change in unrealized appreciation/depreciation of investments	216,858	(28,257)	344,162	2,209

Increase (decrease) in net assets from operations	209,197	(23,032)	334,465	887

Contract transactions
Net contract purchase payments	665,990	85,452	2,115,338	115,815
Transfer payments from (to) other subaccounts or general account	283,489	138,004	711,324	130,861
Contract terminations, withdrawals, and other deductions	(35,924)	(664)	(35,190)	(489)
Contract maintenance charges	(2,054)	—	(4,211)	—

Increase (decrease) in net assets from contract transactions	911,501	222,792	2,787,261	246,187

Net increase (decrease) in net assets	1,120,698	199,760	3,121,726	247,074

Net assets:
Beginning of the period	199,760	—	247,074	—

End of the period	$1,320,458	$199,760	$3,368,800	$247,074

See accompanying notes.

75

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Index 75 VP SC Subaccount		Transamerica BlackRock Global Allocation VP SC Subaccount	Transamerica BlackRock Tactical Allocation VP SC Subaccount
	2009	2008(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$(64,034)	$(7,643)	$(39,121)	$(13,487)
Net realized capital gains (losses) on investments	(210,618)	(39,723)	8,953	35,812
Net change in unrealized appreciation/depreciation of investments	1,426,703	(198,008)	380,453	120,006

Increase (decrease) in net assets from operations	1,152,051	(245,374)	350,285	142,331

Contract transactions
Net contract purchase payments	6,162,812	1,358,224	5,887,596	1,390,232
Transfer payments from (to) other subaccounts or general account	1,149,580	411,636	2,800,484	1,256,569
Contract terminations, withdrawals, and other deductions	(51,920)	(2,418)	(7,764)	(12,479)
Contract maintenance charges	(12,925)	—	(9,037)	(2,963)

Increase (decrease) in net assets from contract transactions	7,247,547	1,767,442	8,671,279	2,631,359

Net increase (decrease) in net assets	8,399,598	1,522,068	9,021,564	2,773,690

Net assets:
Beginning of the period	1,522,068	—	—	—

End of the period	$9,921,666	$1,522,068	$9,021,564	$2,773,690

See accompanying notes.

76

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica ProFunds UltraBear Fund VP OAM SC Subaccount	Transamerica Foxhall Global Growth VP SC Subaccount	Transamerica Foxhall Global Conservative VP SC Subaccount	Transamerica Foxhall Global Hard Asset VP SC Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$—	$(186)	$(43)	$(435)
Net realized capital gains (losses) on investments	(5)	1	—	(2)
Net change in unrealized appreciation/depreciation of investments	—	2,419	(320)	2,432

Increase (decrease) in net assets from operations	(5)	2,234	(363)	1,995

Contract transactions
Net contract purchase payments	—	87,525	31,142	42,843
Transfer payments from (to) other subaccounts or general account	97	153,232	44,660	236,485
Contract terminations, withdrawals, and other deductions	(92)	(195)	(100)	(99)
Contract maintenance charges	—	(13)	(41)	—

Increase (decrease) in net assets from contract transactions	5	240,549	75,661	279,229

Net increase (decrease) in net assets	—	242,783	75,298	281,224

Net assets:
Beginning of the period	—	—	—	—

End of the period	$—	$242,783	$75,298	$281,224

See accompanying notes.

77

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Foxhall Emerging Markets/Pacific Rim VP SC Subaccount	Transamerica Hanlon Growth VP SC Subaccount	Transamerica Hanlon Growth and Income VP SC Subaccount	Transamerica Hanlon Balanced VP SC Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$(572)	$(100)	$(57)	$(75)
Net realized capital gains (losses) on investments	6	—	1	184
Net change in unrealized appreciation/depreciation of investments	11,842	1,144	707	1,094

Increase (decrease) in net assets from operations	11,276	1,044	651	1,203

Contract transactions
Net contract purchase payments	167,913	319,784	141,353	105,100
Transfer payments from (to) other subaccounts or general account	379,193	117,045	20,542	(45,573)
Contract terminations, withdrawals, and other deductions	(100)	(100)	(100)	(100)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	547,006	436,729	161,795	59,427

Net increase (decrease) in net assets	558,282	437,773	162,446	60,630

Net assets:
Beginning of the period	—	—	—	—

End of the period	$558,282	$437,773	$162,446	$60,630

See accompanying notes.

78

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Hanlon Managed Income VP SC Subaccount	Transamerica Index 35 VP SC Subaccount	Transamerica Index 100 VP SC Subaccount	Transamerica JP Morgan Midcap Value VP SC Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$(1,549)	$(28)	$—	$(11)
Net realized capital gains (losses) on investments	3,714	1	1	1
Net change in unrealized appreciation/depreciation of investments	251	(83)	—	(179)

Increase (decrease) in net assets from operations	2,416	(110)	1	(189)

Contract transactions
Net contract purchase payments	910,535	100	100	100
Transfer payments from (to) other subaccounts or general account	724,840	33,334	30,780	28,685
Contract terminations, withdrawals, and other deductions	(100)	(101)	(101)	(101)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	1,635,275	33,333	30,779	28,684

Net increase (decrease) in net assets	1,637,691	33,223	30,780	28,495

Net assets:
Beginning of the period	—	—	—	—

End of the period	$1,637,691	$33,223	$30,780	$28,495

See accompanying notes.

79

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	AIM V.I. Basic Value Subaccount		AIM V.I. Capital Appreciation Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(35,593)	$(134,173)	$(26,134)	$(48,435)
Net realized capital gains (losses) on investments	(1,578,465)	2,133,214	(185,046)	100,979
Net change in unrealized appreciation/depreciation of investments	3,875,299	(8,305,066)	476,058	(1,443,740)

Increase (decrease) in net assets from operations	2,261,241	(6,306,025)	264,878	(1,391,196)

Contract transactions
Net contract purchase payments	369,503	29,601	176,753	19,167
Transfer payments from (to) other subaccounts or general account	734,530	(891,774)	(176,035)	(387,327)
Contract terminations, withdrawals, and other deductions	(964,186)	(880,437)	(138,217)	(192,609)
Contract maintenance charges	(41,201)	(46,103)	(10,118)	(11,523)

Increase (decrease) in net assets from contract transactions	98,646	(1,788,713)	(147,617)	(572,292)

Net increase (decrease) in net assets	2,359,887	(8,094,738)	117,261	(1,963,488)

Net assets:
Beginning of the period	5,326,470	13,421,208	1,716,252	3,679,740

End of the period	$7,686,357	$5,326,470	$1,833,513	$1,716,252

See accompanying notes.

80

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein Growth and Income Subaccount		AllianceBernstein Large Cap Growth Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$192,980	$(8,404)	$(83,636)	$(123,883)
Net realized capital gains (losses) on investments	(1,141,026)	3,542,348	(40,116)	578,100
Net change in unrealized appreciation/depreciation of investments	2,799,915	(12,889,632)	1,494,500	(3,764,058)

Increase (decrease) in net assets from operations	1,851,869	(9,355,688)	1,370,748	(3,309,841)

Contract transactions
Net contract purchase payments	266,068	74,432	400,937	25,897
Transfer payments from (to) other subaccounts or general account	(284,694)	(1,660,754)	580,842	(697,440)
Contract terminations, withdrawals, and other deductions	(1,170,129)	(2,583,672)	(398,666)	(1,179,928)
Contract maintenance charges	(63,820)	(76,071)	(26,990)	(30,579)

Increase (decrease) in net assets from contract transactions	(1,252,575)	(4,246,065)	556,123	(1,882,050)

Net increase (decrease) in net assets	599,294	(13,601,753)	1,926,871	(5,191,891)

Net assets:
Beginning of the period	11,568,039	25,169,792	4,133,134	9,325,025

End of the period	$12,167,333	$11,568,039	$6,060,005	$4,133,134

See accompanying notes.

81

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	AllianceBernstein Balanced Wealth Strategy Subaccount		Janus Aspen - Enterprise Subaccount
	2009	2008(1)	2009	2008
Operations
Net investment income (loss)	$(13,629)	$(50)	$(87,871)	$(137,071)
Net realized capital gains (losses) on investments	13,359	(27)	(855,880)	758,689
Net change in unrealized appreciation/depreciation of investments	286,062	3,530	2,665,786	(4,799,902)

Increase (decrease) in net assets from operations	285,792	3,453	1,722,035	(4,178,284)

Contract transactions
Net contract purchase payments	1,218,824	400	187,363	102,503
Transfer payments from (to) other subaccounts or general account	332,398	30,924	(395,195)	247,182
Contract terminations, withdrawals, and other deductions	(40,383)	(362)	(522,593)	(963,418)
Contract maintenance charges	(882)	—	(30,099)	(35,638)

Increase (decrease) in net assets from contract transactions	1,509,957	30,962	(760,524)	(649,371)

Net increase (decrease) in net assets	1,795,749	34,415	961,511	(4,827,655)

Net assets:
Beginning of the period	34,415	—	4,471,617	9,299,272

End of the period	$1,830,164	$34,415	$5,433,128	$4,471,617

See accompanying notes.

82

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Janus Aspen - Perkins Mid Cap Value Subaccount		Janus Aspen - Worldwide Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(13,462)	$(20,081)	$(47,918)	$(108,378)
Net realized capital gains (losses) on investments	3,105	359,171	(581,488)	745,076
Net change in unrealized appreciation/depreciation of investments	263,438	(779,730)	3,095,281	(7,466,359)

Increase (decrease) in net assets from operations	253,081	(440,640)	2,465,875	(6,829,661)

Contract transactions
Net contract purchase payments	300	1,295	299,742	52,767
Transfer payments from (to) other subaccounts or general account	(26,925)	(153,140)	1,513,470	(52,034)
Contract terminations, withdrawals, and other deductions	(88,045)	(391,108)	(583,116)	(947,408)
Contract maintenance charges	(5,554)	(6,631)	(52,055)	(55,885)

Increase (decrease) in net assets from contract transactions	(120,224)	(549,584)	1,178,041	(1,002,560)

Net increase (decrease) in net assets	132,857	(990,224)	3,643,916	(7,832,221)

Net assets:
Beginning of the period	970,936	1,961,160	6,825,814	14,658,035

End of the period	$1,103,793	$970,936	$10,469,730	$6,825,814

See accompanying notes.

83

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	MFS New Discovery Subaccount		MFS Total Return Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(76,517)	$(82,140)	$197,137	$189,955
Net realized capital gains (losses) on investments	(988,295)	(40,326)	(629,633)	1,077,145
Net change in unrealized appreciation/depreciation of investments	2,994,143	(1,966,631)	2,376,530	(5,768,281)

Increase (decrease) in net assets from operations	1,929,331	(2,089,097)	1,944,034	(4,501,181)

Contract transactions
Net contract purchase payments	355,541	19,589	321,125	30,872
Transfer payments from (to) other subaccounts or general account	1,338,057	(377,761)	403,652	(2,042,720)
Contract terminations, withdrawals, and other deductions	(257,293)	(344,279)	(1,008,467)	(2,064,785)
Contract maintenance charges	(23,369)	(23,139)	(71,175)	(74,557)

Increase (decrease) in net assets from contract transactions	1,412,936	(725,590)	(354,865)	(4,151,190)

Net increase (decrease) in net assets	3,342,267	(2,814,687)	1,589,169	(8,652,371)

Net assets:
Beginning of the period	2,816,761	5,631,448	12,720,273	21,372,644

End of the period	$6,159,028	$2,816,761	$14,309,442	$12,720,273

See accompanying notes.

84

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity-VIP Contrafund® Subaccount		Fidelity-VIP Equity-Income Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(211,280)	$(548,648)	$21,892	$50,394
Net realized capital gains (losses) on investments	(3,804,672)	827,145	(2,643,512)	(921,348)
Net change in unrealized appreciation/depreciation of investments	12,749,774	(26,282,696)	5,288,769	(9,545,486)

Increase (decrease) in net assets from operations	8,733,822	(26,004,199)	2,667,149	(10,416,440)

Contract transactions
Net contract purchase payments	886,811	237,995	305,434	205,134
Transfer payments from (to) other subaccounts or general account	(1,912,697)	(4,018,482)	(905,764)	(3,613,370)
Contract terminations, withdrawals, and other deductions	(2,308,219)	(4,417,658)	(1,294,994)	(1,934,016)
Contract maintenance charges	(176,011)	(214,658)	(71,802)	(86,387)

Increase (decrease) in net assets from contract transactions	(3,510,116)	(8,412,803)	(1,967,126)	(5,428,639)

Net increase (decrease) in net assets	5,223,706	(34,417,002)	700,023	(15,845,079)

Net assets:
Beginning of the period	29,630,321	64,047,323	11,736,623	27,581,702

End of the period	$34,854,027	$29,630,321	$12,436,646	$11,736,623

See accompanying notes.

85

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity-VIP Growth Subaccount		Fidelity-VIP Growth Opportunities Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(88,229)	$(128,751)	$(5,745)	$(10,121)
Net realized capital gains (losses) on investments	(640,726)	864,708	(541)	31,723
Net change in unrealized appreciation/depreciation of investments	1,977,375	(6,358,749)	141,844	(493,161)

Increase (decrease) in net assets from operations	1,248,420	(5,622,792)	135,558	(471,559)

Contract transactions
Net contract purchase payments	164,526	75,849	251	5,027
Transfer payments from (to) other subaccounts or general account	918	(1,944,544)	(11,135)	5,432
Contract terminations, withdrawals, and other deductions	(471,647)	(1,309,668)	(74,784)	(84,763)
Contract maintenance charges	(34,387)	(45,279)	(2,329)	(2,584)

Increase (decrease) in net assets from contract transactions	(340,590)	(3,223,642)	(87,997)	(76,888)

Net increase (decrease) in net assets	907,830	(8,846,434)	47,561	(548,447)

Net assets:
Beginning of the period	5,254,551	14,100,985	365,170	913,617

End of the period	$6,162,381	$5,254,551	$412,731	$365,170

See accompanying notes.

86

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity-VIP Mid Cap Subaccount		Fidelity-VIP Value Strategies Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$(541,187)	$(945,926)	$(151,271)	$(218,095)
Net realized capital gains (losses) on investments	(3,467,386)	12,682,305	(2,516,466)	354,110
Net change in unrealized appreciation/depreciation of investments	16,225,354	(39,923,178)	7,112,564	(10,453,929)

Increase (decrease) in net assets from operations	12,216,781	(28,186,799)	4,444,827	(10,317,914)

Contract transactions
Net contract purchase payments	679,488	221,841	362,737	76,133
Transfer payments from (to) other subaccounts or general account	(2,107,622)	(9,389,273)	648,338	(3,269,716)
Contract terminations, withdrawals, and other deductions	(2,927,519)	(6,072,287)	(889,419)	(1,234,005)
Contract maintenance charges	(235,605)	(271,931)	(62,010)	(77,716)

Increase (decrease) in net assets from contract transactions	(4,591,258)	(15,511,650)	59,646	(4,505,304)

Net increase (decrease) in net assets	7,625,523	(43,698,449)	4,504,473	(14,823,218)

Net assets:
Beginning of the period	36,998,307	80,696,756	8,470,071	23,293,289

End of the period	$44,623,830	$36,998,307	$12,974,544	$8,470,071

See accompanying notes.

87

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity-VIP Balanced Subaccount		Franklin Income Securities Subaccount
	2009	2008(1)	2009	2008
Operations
Net investment income (loss)	$9,276	$8,350	$263,498	$115,128
Net realized capital gains (losses) on investments	(123,724)	(1,055)	(367,441)	(295,080)
Net change in unrealized appreciation/depreciation of investments	415,360	(131,501)	1,511,159	(1,047,073)

Increase (decrease) in net assets from operations	300,912	(124,206)	1,407,216	(1,227,025)

Contract transactions
Net contract purchase payments	738,638	660,908	280,346	112,638
Transfer payments from (to) other subaccounts or general account	346,403	57,368	2,346,080	2,394,893
Contract terminations, withdrawals, and other deductions	(46,787)	(1,104)	(232,048)	(316,680)
Contract maintenance charges	(3,736)	—	(23,771)	(13,120)

Increase (decrease) in net assets from contract transactions	1,034,518	717,172	2,370,607	2,177,731

Net increase (decrease) in net assets	1,335,430	592,966	3,777,823	950,706

Net assets:
Beginning of the period	592,966	—	3,096,317	2,145,611

End of the period	$1,928,396	$592,966	$6,874,140	$3,096,317

See accompanying notes.

88

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Mutual Shares Securities Subaccount		Templeton Foreign Securities Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$3,099	$20,258	$28,132	$21,657
Net realized capital gains (losses) on investments	(245,053)	(361,378)	(1,037,843)	(242,695)
Net change in unrealized appreciation/depreciation of investments	670,037	(442,142)	1,996,024	(1,310,090)

Increase (decrease) in net assets from operations	428,083	(783,262)	986,313	(1,531,128)

Contract transactions
Net contract purchase payments	248,634	11,391	508,566	69,862
Transfer payments from (to) other subaccounts or general account	1,186,274	98,191	4,170,529	1,544,568
Contract terminations, withdrawals, and other deductions	(80,891)	(142,193)	(149,205)	(244,060)
Contract maintenance charges	(10,810)	(8,477)	(20,959)	(13,151)

Increase (decrease) in net assets from contract transactions	1,343,207	(41,088)	4,508,931	1,357,219

Net increase (decrease) in net assets	1,771,290	(824,350)	5,495,244	(173,909)

Net assets:
Beginning of the period	1,380,580	2,204,930	2,732,123	2,906,032

End of the period	$3,151,870	$1,380,580	$8,227,367	$2,732,123

See accompanying notes.

89

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	Franklin Templeton VIP Founding Funds Allocation Subaccount		American Funds – Asset Allocation Fund Subaccount	American Funds – Bond Fund Subaccount
	2009	2008(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$43,856	$—	$(14)	$51
Net realized capital gains (losses) on investments	15,352	(34)	1	—
Net change in unrealized appreciation/depreciation of investments	391,788	—	(28)	(116)

Increase (decrease) in net assets from operations	450,996	(34)	(41)	(65)

Contract transactions
Net contract purchase payments	2,408,468	400	37,442	33,439
Transfer payments from (to) other subaccounts or general account	558,517	(8)	1,943	1,581
Contract terminations, withdrawals, and other deductions	(40,812)	(358)	(101)	(100)
Contract maintenance charges	(839)	—	—	—

Increase (decrease) in net assets from contract transactions	2,925,334	34	39,284	34,920

Net increase (decrease) in net assets	3,376,330	—	39,243	34,855

Net assets:
Beginning of the period	—	—	—	—

End of the period	$3,376,330	$—	$39,243	$34,855

See accompanying notes.

90

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2009 and 2008, Except as Noted

	American Funds – Growth Fund Subaccount	American Funds – Growth – Income Fund Subaccount	American Funds – International Fund Subaccount	GE Investments Total Return Fund Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$42	$220	$185	$—
Net realized capital gains (losses) on investments	—	1	(1)	1
Net change in unrealized appreciation/depreciation of investments	(2,621)	(41)	(1,337)	—

Increase (decrease) in net assets from operations	(2,579)	180	(1,153)	1

Contract transactions
Net contract purchase payments	308,455	21,800	169,283	100
Transfer payments from (to) other subaccounts or general account	19,944	4,782	122,086	—
Contract terminations, withdrawals, and other deductions	(100)	(101)	(101)	(101)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	328,299	26,481	291,268	(1)

Net increase (decrease) in net assets	325,720	26,661	290,115	—

Net assets:
Beginning of the period	—	—	—	—

End of the period	$325,720	$26,661	$290,115	$—

See accompanying notes.

91

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Life Insurance Company Separate Account VA C (the Mutual Fund Account or the Company) is a segregated investment account of Transamerica Life Insurance Company (Transamerica Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding Portfolio (the Portfolio) of a Series Fund (each a Series Fund and collectively the Series Funds). Each Series Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in all but one of these specified investment subaccounts is available to contract owners of the Mutual Fund Account. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class subaccount (“PAM”) (formerly known as Transamerica U.S. Government Securities-Safe Fund-Service Class) was added on to the Series Fund portfolio solely to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner’s other subaccounts into the “PAM” when the policy value has dropped relative to the guaranteed amount.

Subaccount Investment by Series Fund:

Transamerica Series Trust - Initial Class

Transamerica Asset Allocation-Growth VP - Initial Class

Transamerica Asset Allocation-Conservative VP - Initial Class

Transamerica Asset Allocation-Moderate VP - Initial Class

Transamerica Asset Allocation-Moderate Growth VP - Initial Class

Transamerica American Century Large Company Value VP - Initial Class

Transamerica MFS International Equity VP - Initial Class

Transamerica Clarion Global Real Estate Securities VP - Initial Class

Transamerica Templeton Global VP - Initial Class

Transamerica Science & Technology VP - Initial Class

Transamerica Balanced VP - Initial Class

Transamerica Jennison Growth VP - Initial Class

Transamerica JPMorgan Enhanced Index VP - Initial Class

Transamerica Marsico Growth VP - Initial Class

Transamerica AEGON High Yield Bond VP - Initial Class

Transamerica BlackRock Large Cap Value VP - Initial Class

Transamerica PIMCO Total Return VP - Initial Class

Transamerica Focus VP - Initial Class

Transamerica Convertible Securities VP - Initial Class

Transamerica Equity VP - Initial Class

Transamerica Growth Opportunities VP - Initial Class

Transamerica U.S. Government Securities VP - Initial Class

Transamerica T. Rowe Price Equity Income VP - Initial Class

Transamerica T. Rowe Price Growth Stock VP - Initial Class

Transamerica T. Rowe Price Small Cap VP - Initial Class

Transamerica Van Kampen Active International Allocation VP - Initial Class

Transamerica Van Kampen Large Cap Core VP - Initial Class

92

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Transamerica Series Trust - Initial Class

Transamerica Money Market VP - Initial Class

Transamerica Van Kampen Mid-Cap Growth VP - Initial Class

Transamerica Small/Mid Cap Value VP - Initial Class

Transamerica Series Trust - Service Class

Transamerica Asset Allocation-Growth VP - Service Class

Transamerica Asset Allocation-Conservative VP - Service Class

Transamerica Asset Allocation-Moderate VP - Service Class

Transamerica Asset Allocation-Moderate Growth VP - Service Class

Transamerica American Century Large Company Value VP - Service Class

Transamerica MFS International Equity VP - Service Class

Transamerica Clarion Global Real Estate Securities VP - Service Class

Transamerica Templeton Global VP - Service Class

Transamerica Science & Technology VP - Service Class

Transamerica Balanced VP - Service Class

Transamerica Jennison Growth VP - Service Class

Transamerica JPMorgan Enhanced Index VP - Service Class

Transamerica Marsico Growth VP - Service Class

Transamerica AEGON High Yield Bond VP - Service Class

Transamerica BlackRock Large Cap Value VP - Service Class

Transamerica PIMCO Total Return VP - Service Class

Transamerica Focus VP - Service Class

Transamerica Convertible Securities VP - Service Class

Transamerica Equity VP - Service Class

Transamerica Growth Opportunities VP - Service Class

Transamerica U.S. Government Securities VP - Service Class

Transamerica U.S. Government Securities VP PAM - Service Class

Transamerica T. Rowe Price Equity Income VP - Service Class

Transamerica T. Rowe Price Growth Stock VP - Service Class

Transamerica T. Rowe Price Small Cap VP - Service Class

Transamerica Van Kampen Active International Allocation VP - Service Class

Transamerica Van Kampen Large Cap Core VP - Service Class

Transamerica Money Market VP - Service Class

Transamerica Van Kampen Mid-Cap Growth VP - Service Class

Transamerica Small/Mid Cap Value VP - Service Class

Transamerica International Moderate Growth VP - Service Class

Transamerica Efficient Markets VP - Service Class

Transamerica Value Balanced VP - Service Class

Transamerica Index 50 VP - Service Class

Transamerica Index 75 VP - Service Class

Transamerica BlackRock Global Allocation VP - Service Class

93

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Transamerica Series Trust - Service Class

Transamerica BlackRock Tactical Allocation VP - Service Class

Transamerica ProFunds UltraBear Fund VP OAM - Service Class

Transamerica Foxhall Global Growth VP - Service Class

Transamerica Foxhall Global Conservative VP - Service Class

Transamerica Foxhall Global Hard Asset VP - Service Class

Transamerica Foxhall Emerging Markets/Pacific Rim VP - Service Class

Transamerica Hanlon Growth VP - Service Class

Transamerica Hanlon Growth and Income VP - Service Class

Transamerica Hanlon Balanced VP - Service Class

Transamerica Hanlon Managed Income VP - Service Class

Transamerica Index 35 VP - Service Class

Transamerica Index 100 VP - Service Class

Transamerica JP Morgan Midcap Value VP - Service Class

AIM Variable Insurance Funds-Series II Shares:

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AllianceBernstein Variable Products Series Fund, Inc. - Class B:

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

AllianceBernstein Balanced Wealth Strategy Portfolio

Janus Aspen Series - Service Shares:

Janus Aspen - Enterprise Portfolio

Janus Aspen - Perkins Mid Cap Value Portfolio

Janus Aspen - Worldwide Portfolio

MFS® Variable Insurance TrustSM - Service Class

MFS New Discovery Series

MFS Total Return Series

Fidelity Variable Insurance Products Fund - Service Class 2

Fidelity-VIP Contrafund® Portfolio

Fidelity-VIP Equity-Income Portfolio

Fidelity-VIP Growth Portfolio

Fidelity-VIP Growth Opportunities Portfolio

Fidelity-VIP Mid Cap Portfolio

Fidelity-VIP Value Strategies Portfolio

Fidelity-VIP Balanced Portfolio

Franklin Templeton Variable Insurance Products Trust - Class 2

Franklin Income Securities Fund

Mutual Shares Securities Fund

Templeton Foreign Securities Fund

94

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Franklin Templeton Variable Insurance Products Trust - Class 4

Franklin Templeton VIP Founding Funds Allocation Fund

American Funds Insurance Series Trust - Class 2:

American Funds Asset Allocation Fund (Class 2)

American Funds Bond Fund (Class 2)

American Funds Growth Fund (Class 2)

American Funds Growth - Income Fund (Class 2)

American Funds International Fund (Class 2)

GE Investments Funds, Inc. - Class 3

GE Investments Total Return Fund - Class 3

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2009

Portfolio	Formerly
Transamerica AEGON High Yield Bond VP	Transamerica MFS High Yield VP
Transamerica Focus VP	Transamerica Legg Mason Partners All Cap VP
Janus Aspen - Enterprise	Janus Aspen - Mid Cap Growth
Janus Aspen - Worldwide	Janus Aspen - Worldwide Growth

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2009

Portfolio	Formerly
Transamerica Templeton Global VP	Transamerica Capital Guardian Global VP
Transamerica Van Kampen Large Cap Core VP	Transamerica Capital Guardian U.S. Equity VP
Transamerica BlackRock Large Cap Value VP	Transamerica Capital Guardian Value VP

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica International Moderate Growth VP	May 1, 2006
Franklin Income Securities Fund	May 1, 2007
Mutual Shares Securities Fund	May 1, 2007
Templeton Foreign Securities Fund	May 1, 2007
Transamerica Value Balanced VP	May 1, 2008
Transamerica Index 50 VP	May 1, 2008
Transamerica Index 75 VP	May 1, 2008
Fidelity VIP Balanced	May 1, 2008
Transamerica Efficient Markets VP	November 10, 2008
AllianceBernstein Balanced Wealth Strategy Portfolio	November 10, 2008
Franklin Templeton VIP Founding Funds Allocation	November 10, 2008
Transamerica BlackRock Global Allocation VP SC	May 1, 2009
Transamerica BlackRock Tactical Allocation VP SC	May 1, 2009
Transamerica ProFunds UltraBear Fund VP OAM SC	May 1, 2009
Transamerica Foxhall Global Growth VP SC	November 19, 2009
Transamerica Foxhall Global Conservative VP SC	November 19, 2009

95

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Transamerica Foxhall Global Hard Asset VP SC	November 19, 2009
Transamerica Foxhall Emerging Markets/Pacific Rim VP SC	November 19, 2009
Transamerica Hanlon Growth VP SC	November 19, 2009
Transamerica Hanlon Growth and Income VP SC	November 19, 2009
Transamerica Hanlon Balanced VP SC	November 19, 2009
Transamerica Hanlon Managed Income VP SC	November 19, 2009
Transamerica Index 35 VP SC	November 19, 2009
Transamerica Index 100 VP SC	November 19, 2009
Transamerica JP Morgan Midcap Value VP SC	November 19, 2009
American Funds - Asset Allocation Fund	November 19, 2009
American Funds - Bond Fund	November 19, 2009
American Funds - Growth Fund	November 19, 2009
American Funds - Growth - Income Fund	November 19, 2009
American Funds - International Fund	November 19, 2009
GE Investments Total Return Fund	November 19, 2009

The following subaccounts are only available to contract owners that held an investment in the subaccount on the designated closing date:

Subaccount	Close Date
Transamerica Small/Mid Cap Value VP - Initial Class	July 1, 2002
Janus Aspen - Perkins Mid Cap Value Portfolio	May 1, 2002
Fidelity-VIP Growth Opportunities	May 1, 2002

As of May 1, 2003, new contract holders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to contract holders that had purchases prior to May 1, 2003. The Service Class has a Rule 12b-1 Plan (and higher expenses) and the Initial Class does not.

The Transamerica Marsico Growth subaccount was re-opened May 1, 2003. If the contract holder purchased the policy prior to May 1, 2003, they can only invest in the Initial Class. If the contract holder purchased the policy on May 1, 2003, or after, they may only invest in Service Class.

96

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

1. Organization and Summary of Significant Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2009.

Realized capital gains and losses from sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds’ investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Mutual Fund Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Mutual Fund Account’s financial statement disclosures, but did not impact the results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.

As of December 31, 2009 the Company adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption did not impact the Mutual Fund Account’s financial statements. Management has evaluated the financial statements for subsequent events through the date which the financial statements are issued. This guidance was formerly known as SFAS No. 165, Subsequent Events.

Effective January 1, 2008, the Mutual Fund Account adopted ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurements. The adoption did not have a material impact on the Mutual Fund Account’s financial statements. This guidance was formerly known as SFAS No. 157, Fair Value Measurements. See Note 8 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

97

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales

Transamerica Series Trust - Initial Class
Transamerica Asset Allocation-Growth VP - Initial Class	$16,840,554	$11,531,664
Transamerica Asset Allocation-Conservative VP - Initial Class	25,945,525	20,666,929
Transamerica Asset Allocation-Moderate VP - Initial Class	29,630,530	24,711,756
Transamerica Asset Allocation-Moderate Growth VP - Initial Class	21,881,678	24,613,153
Transamerica American Century Large Company Value VP - Initial Class	432,998	1,823,943
Transamerica MFS International Equity VP - Initial Class	1,838,159	3,945,060
Transamerica Clarion Global Real Estate Securities VP - Initial Class	1,120,718	2,867,389
Transamerica Templeton Global VP - Initial Class	12,807,261	2,271,030
Transamerica Science & Technology VP - Initial Class	2,689,869	1,916,125
Transamerica Balanced VP - Initial Class	962,860	2,122,350
Transamerica Jennison Growth VP - Initial Class	1,103,619	1,116,384
Transamerica JPMorgan Enhanced Index VP - Initial Class	2,059,431	1,875,957
Transamerica Marsico Growth VP - Initial Class	1,640,861	2,439,328
Transamerica AEGON High Yield Bond VP - Initial Class	14,580,950	6,000,200
Transamerica BlackRock Large Cap Value VP - Initial Class	27,087,647	5,753,708
Transamerica PIMCO Total Return VP - Initial Class	22,560,840	10,980,656
Transamerica Focus VP - Initial Class	708,849	2,722,990
Transamerica Convertible Securities VP - Initial Class	2,707,828	3,301,649
Transamerica Equity VP - Initial Class	1,810,704	6,298,732
Transamerica Growth Opportunities VP - Initial Class	1,011,607	1,810,879
Transamerica U.S. Government Securities VP - Initial Class	7,491,724	12,004,062
Transamerica T. Rowe Price Equity Income VP - Initial Class	1,965,324	5,566,104
Transamerica T. Rowe Price Growth Stock VP - Initial Class	1,958,811	4,165,844
Transamerica T. Rowe Price Small Cap VP - Initial Class	1,782,192	2,772,149
Transamerica Van Kampen Active International Allocation VP - Initial Class	2,160,378	6,740,289
Transamerica Van Kampen Large Cap Core VP - Initial Class	13,600,553	2,922,428
Transamerica Money Market VP - Initial Class	16,795,085	57,018,086
Transamerica Van Kampen Mid-Cap Growth VP - Initial Class	1,351,179	1,322,664
Transamerica Small/Mid Cap Value VP - Initial Class	810,093	3,170,437
Transamerica Series Trust - Service Class
Transamerica Asset Allocation-Growth VP - Service Class	2,259,923	1,463,698
Transamerica Asset Allocation-Conservative VP - Service Class	20,373,039	3,984,961
Transamerica Asset Allocation-Moderate VP - Service Class	25,008,757	6,986,033
Transamerica Asset Allocation-Moderate Growth VP - Service Class	32,899,699	10,763,747
Transamerica American Century Large Company Value VP - Service Class	86,010	12,132

98

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

2. Investments (continued)

	Purchases	Sales

Transamerica MFS International Equity VP - Service Class	$513,806	$83,777
Transamerica Clarion Global Real Estate Securities VP - Service Class	351,206	65,255
Transamerica Templeton Global VP - Service Class	567,207	65,552
Transamerica Science & Technology VP - Service Class	516,282	100,194
Transamerica Balanced VP - Service Class	1,522,105	522,597
Transamerica Jennison Growth VP - Service Class	122,689	6,675
Transamerica JPMorgan Enhanced Index VP - Service Class	249,524	46,943
Transamerica Marsico Growth VP - Service Class	532,975	21,047
Transamerica AEGON High Yield Bond VP - Service Class	3,972,764	3,199,434
Transamerica BlackRock Large Cap Value VP - Service Class	1,233,346	149,046
Transamerica PIMCO Total Return VP - Service Class	6,491,401	1,159,377
Transamerica Focus VP - Service Class	123,515	58,125
Transamerica Convertible Securities VP - Service Class	185,577	68,383
Transamerica Equity VP - Service Class	293,263	82,665
Transamerica Growth Opportunities VP - Service Class	289,953	43,825
Transamerica U.S. Government Securities VP - Service Class	6,977,237	3,528,931
Transamerica U.S. Government Securities VP PAM - Service Class	2,057,639	8,388,902
Transamerica T. Rowe Price Equity Income VP - Service Class	283,112	92,248
Transamerica T. Rowe Price Growth Stock VP - Service Class	184,332	106,858
Transamerica T. Rowe Price Small Cap VP - Service Class	621,045	133,523
Transamerica Van Kampen Active International Allocation VP - Service Class	592,225	304,435
Transamerica Van Kampen Large Cap Core VP - Service Class	467,736	124,850
Transamerica Money Market VP - Service Class	17,392,152	15,573,685
Transamerica Van Kampen Mid-Cap Growth VP - Service Class	417,815	54,953
Transamerica Small/Mid Cap Value VP - Service Class	633,117	48,601
Transamerica International Moderate Growth VP - Service Class	6,266,163	2,339,844
Transamerica Efficient Markets VP - Service Class	1,323,816	40,673
Transamerica Value Balanced VP - Service Class	1,071,158	130,846
Transamerica Index 50 VP - Service Class	2,985,186	222,803
Transamerica Index 75 VP - Service Class	8,335,076	1,151,550
Transamerica BlackRock Global Allocation VP - Service Class	8,712,076	79,919
Transamerica BlackRock Tactical Allocation VP - Service Class	2,933,601	315,735
Transamerica ProFunds UltraBear Fund VP OAM - Service Class	97	92
Transamerica Foxhall Global Growth VP - Service Class	240,446	83
Transamerica Foxhall Global Conservative VP - Service Class	75,794	176
Transamerica Foxhall Global Hard Asset VP - Service Class	279,186	392
Transamerica Foxhall Emerging Markets/Pacific Rim VP - Service Class	546,822	388
Transamerica Hanlon Growth VP - Service Class	436,788	159
Transamerica Hanlon Growth and Income VP - Service Class	161,873	135
Transamerica Hanlon Balanced VP - Service Class	110,865	51,513
Transamerica Hanlon Managed Income VP - Service Class	2,167,229	533,506
Transamerica Index 35 VP - Service Class	33,430	125

99

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

2. Investments (continued)

	Purchases	Sales

Transamerica Index 100 VP - Service Class	$30,880	$101
Transamerica JP Morgan Midcap Value VP - Service Class	28,785	112
AIM Variable Insurance Funds-Series II Shares:
AIM V.I. Basic Value Fund	1,625,838	1,562,789
AIM V.I. Capital Appreciation Fund	256,253	430,000
AllianceBernstein Variable Products Series Fund, Inc.-Class B:
AllianceBernstein Growth and Income Portfolio	1,089,820	2,149,416
AllianceBernstein Large Cap Growth Portfolio	1,398,162	925,682
AllianceBernstein Balanced Wealth Strategy Portfolio	1,577,557	81,428
Janus Aspen Series-Service Shares:
Janus Aspen - Enterprise Portfolio	937,361	1,785,750
Janus Aspen - Perkins Mid Cap Value Portfolio	46,076	154,106
Janus Aspen - Worldwide Portfolio	2,629,617	1,499,474
MFS® Variable Insurance TrustSM - Service Class
MFS New Discovery Series	2,665,961	1,329,543
MFS Total Return Series	2,026,989	2,184,741
Fidelity Variable Insurance Products Fund - Service Class 2
Fidelity-VIP Contrafund® Portfolio	2,794,729	6,507,613
Fidelity-VIP Equity-Income Portfolio	1,436,078	3,381,317
Fidelity-VIP Growth Portfolio	1,075,881	1,499,897
Fidelity-VIP Growth Opportunities Portfolio	1,816	95,558
Fidelity-VIP Mid Cap Portfolio	3,560,623	8,490,956
Fidelity-VIP Value Strategies Portfolio	2,309,670	2,401,296
Fidelity-VIP Balanced Portfolio	1,454,290	407,827
Franklin Templeton Variable Insurance Products Trust - Class 2
Franklin Income Securities Fund	3,488,899	854,791
Mutual Shares Securities Fund	1,784,081	437,778
Templeton Foreign Securities Fund	6,343,156	1,682,954
Franklin Templeton Variable Insurance Products Trust - Class 4
Franklin Templeton VIP Founding Funds Allocation Fund	3,024,948	55,752
American Funds Insurance Series Trust - Class 2:
American Funds Asset Allocation Fund (Class 2)	39,384	114
American Funds Bond Fund (Class 2)	35,079	108
American Funds Growth Fund (Class 2)	328,491	150
American Funds Growth - Income Fund (Class 2)	26,826	126
American Funds International Fund (Class 2)	291,633	180
GE Investments Funds, Inc. - Class 3
GE Investments Total Return Fund - Class 3	100	101

100

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Asset Allocation-Growth VP Subaccount	Transamerica Asset Allocation-Conservative VP Subaccount	Transamerica Asset Allocation-Moderate VP Subaccount	Transamerica Asset Allocation-Moderate Growth VP Subaccount	Transamerica American Century Large Company Value VP Subaccount

Units outstanding at January 1, 2008	100,219,250	72,295,993	175,831,316	222,070,244	11,011,438
Units purchased	2,482,952	7,776,497	20,218,431	48,299,638	35,590
Units redeemed and transferred	(17,920,003)	4,397,255	(24,675,322)	(34,495,634)	(2,207,251)

Units outstanding at December 31, 2008	84,782,199	84,469,745	171,374,425	235,874,248	8,839,777
Units purchased	2,481,886	8,134,251	16,359,490	26,484,743	265,630
Units redeemed and transferred	(4,050,891)	11,054,899	(3,718,544)	(17,311,422)	(2,192,981)

Units outstanding at December 31, 2009	83,213,194	103,658,895	184,015,371	245,047,569	6,912,426

101

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica MFS International Equity VP Subaccount	Transamerica Clarion Global Real Estate Securities VP Subaccount	Transamerica Small/Mid Cap Value VP Subaccount	Transamerica Science & Technology VP Subaccount	Transamerica Balanced VP Subaccount

Units outstanding at January 1, 2008	20,986,931	11,935,176	12,865,977	5,736,761	9,172,830
Units purchased	209,740	48,284	109,962	50,775	688,374
Units redeemed and transferred	(4,523,498)	(3,574,689)	(2,841,257)	(888,843)	(1,435,296)

Units outstanding at December 31, 2008	16,673,173	8,408,771	10,134,682	4,898,693	8,425,908
Units purchased	617,412	419,497	835,659	478,137	1,061,681
Units redeemed and transferred	(2,771,636)	(1,391,983)	(1,556,175)	829,127	(1,203,775)

Units outstanding at December 31, 2009	14,518,949	7,436,285	9,414,166	6,205,957	8,283,814

102

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Templeton Global VP Subaccount	Transamerica Jennison Growth VP Subaccount	Transamerica JPMorgan Enhanced Index VP Subaccount	Transamerica Marsico Growth VP Subaccount	Transamerica AEGON High Yield Bond VP Subaccount

Units outstanding at January 1, 2008	6,454,584	6,634,100	15,461,960	8,250,576	16,092,225
Units purchased	14,707	194,056	16,239	51,894	134,482
Units redeemed and transferred	(1,965,417)	(1,460,889)	(3,910,322)	(1,411,884)	(2,811,963)

Units outstanding at December 31, 2008	4,503,874	5,367,267	11,567,877	6,890,586	13,414,744
Units purchased	523,896	148,311	258,717	555,784	463,858
Units redeemed and transferred	18,197,207	(62,796)	269,096	(869,896)	6,503,096

Units outstanding at December 31, 2009	23,224,977	5,452,782	12,095,690	6,576,474	20,381,698

103

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica BlackRock Large Cap Value VP Subaccount	Transamerica PIMCO Total Return VP Subaccount	Transamerica Focus VP Subaccount	Transamerica Convertible Securities VP Subaccount	Transamerica Equity VP Subaccount

Units outstanding at January 1, 2008	17,858,524	47,121,047	25,959,952	8,838,214	47,413,786
Units purchased	168,890	2,181,980	104,820	84,129	280,479
Units redeemed and transferred	(2,325,748)	1,088,155	(5,974,375)	(1,445,974)	(8,213,474)

Units outstanding at December 31, 2008	15,701,666	50,391,182	20,090,397	7,476,369	39,480,791
Units purchased	1,013,671	3,329,698	275,032	172,330	649,048
Units redeemed and transferred	16,884,228	7,053,444	(2,598,470)	(869,058)	(5,729,623)

Units outstanding at December 31, 2009	33,599,565	60,774,324	17,766,959	6,779,641	34,400,216

104

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Growth Opportunities VP Subaccount	Transamerica U.S. Government Securities VP Subaccount	Transamerica U.S. Government Securities VP PAM SC Subaccount	Transamerica Money Market VP Subaccount	Transamerica T. Rowe Price Equity Income VP Subaccount

Units outstanding at January 1, 2008	13,528,549	22,755,543	396,411	47,721,761	39,843,658
Units purchased	79,844	1,600,763	2	9,246,640	409,813
Units redeemed and transferred	(4,554,586)	10,232,226	11,617,282	33,673,626	(9,298,978)

Units outstanding at December 31, 2008	9,053,807	34,588,532	12,013,695	90,642,027	30,954,493
Units purchased	203,114	3,752,625	—	10,078,603	354,611
Units redeemed and transferred	(504,644)	(4,073,839)	(5,621,741)	(44,675,984)	(4,728,041)

Units outstanding at December 31, 2009	8,752,277	34,267,318	6,391,954	56,044,646	26,581,063

105

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica T. Rowe Price Growth Stock VP Subaccount	Transamerica T. Rowe Price Small Cap VP Subaccount	Transamerica Van Kampen Active International Allocation VP Subaccount	Transamerica Van Kampen Large Cap Core VP Subaccount	Transamerica Van Kampen Mid-Cap Growth VP Subaccount

Units outstanding at January 1, 2008	20,196,300	21,568,423	23,977,265	12,688,376	12,098,986
Units purchased	114,760	87,604	177,696	46,527	54,359
Units redeemed and transferred	(2,943,148)	(4,845,861)	(5,620,675)	(2,382,909)	(2,565,166)

Units outstanding at December 31, 2008	17,367,912	16,810,166	18,534,286	10,351,994	9,588,179
Units purchased	144,407	420,049	332,253	853,752	456,968
Units redeemed and transferred	(2,534,546)	(1,700,881)	(4,898,969)	13,219,514	(123,230)

Units outstanding at December 31, 2009	14,977,773	15,529,334	13,967,570	24,425,260	9,921,917

106

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica International Moderate Growth VP SC Subaccount	Transamerica Efficient Markets VP SC Subaccount	Transamerica Value Balanced VP SC Subaccount	Transamerica Index 50 VP SC Subaccount	Transamerica Index 75 VP SC Subaccount

Units outstanding at January 1, 2008	10,612,614	—	—	—	—
Units purchased	13,775,310	470	106,079	148,683	1,634,824
Units redeemed and transferred	(728,152)	(470)	173,648	153,771	477,089

Units outstanding at December 31, 2008	23,659,772	—	279,727	302,454	2,111,913
Units purchased	4,916,344	770,978	955,944	2,575,977	8,256,288
Units redeemed and transferred	(166,552)	458,637	291,121	729,025	1,004,221

Units outstanding at December 31, 2009	28,409,564	1,229,615	1,526,792	3,607,456	11,372,422

107

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica BlackRock Global Allocation VP SC Subaccount(1)	Transamerica BlackRock Tactical Allocation VP SC Subaccount(1)	Transamerica ProFunds UltraBear Fund VP OAM SC Subaccount(1)	Transamerica Foxhall Global Growth VP SC Subaccount(1)	Transamerica Foxhall Global Conservative VP SC Subaccount(1)

Units outstanding at January 1, 2008	—	—	—	—	—
Units purchased	—	—	—	—	—
Units redeemed and transferred	—	—	—	—	—

Units outstanding at December 31, 2008	—	—	—	—	—
Units purchased	5,373,456	1,289,336	3	92,429	33,153
Units redeemed and transferred	2,135,841	1,031,721	(3)	148,870	43,419

Units outstanding at December 31, 2009	7,509,297	2,321,057	—	241,299	76,572

108

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Foxhall Global Hard Asset VP SC Subaccount(1)	Transamerica Foxhall Emerging Markets/ Pacific Rim VP SC Subaccount(1)	Transamerica Hanlon Growth VP SC Subaccount(1)	Transamerica Hanlon Growth and Income VP SC Subaccount(1)	Transamerica Hanlon Balanced VP SC Subaccount(1)
Units outstanding at January 1, 2008	—	—	—	—	—
Units purchased	—	—	—	—	—
Units redeemed and transferred	—	—	—	—	—

Units outstanding at December 31, 2008	—	—	—	—	—
Units purchased	45,992	177,843	329,392	146,155	110,579
Units redeemed and transferred	239,383	375,466	99,331	12,759	(51,167)

Units outstanding at December 31, 2009	285,375	553,309	428,723	158,914	59,412

109

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Transamerica Hanlon Managed Income VP SC Subaccount(1)	Transamerica Index 35 VP SC Subaccount(1)	Transamerica Index 100 VP SC Subaccount(1)	Transamerica JP Morgan Midcap Value VP SC Subaccount(1)	AIM V.I. Basic Value Subaccount
Units outstanding at January 1, 2008	—	—	—	—	10,933,264
Units purchased	—	—	—	—	37,062
Units redeemed and transferred	—	—	—	—	(1,773,789)

Units outstanding at December 31, 2008	—	—	—	—	9,196,537
Units purchased	953,110	106	105	107	1,179,543
Units redeemed and transferred	678,960	33,181	29,965	27,575	(1,179,327)

Units outstanding at December 31, 2009	1,632,070	33,287	30,070	27,682	9,196,753

110

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	AIM V.I. Capital Appreciation Subaccount	AllianceBernstein Growth and Income Subaccount	AllianceBernstein Large Cap Growth Subaccount	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount
Units outstanding at January 1, 2008	2,890,444	19,821,819	9,186,077	—	11,184,569
Units purchased	23,951	101,155	116,501	404	173,088
Units redeemed and transferred	(515,439)	(4,301,470)	(2,405,289)	33,577	(2,015,581)

Units outstanding at December 31, 2008	2,398,956	15,621,504	6,897,289	33,981	9,342,076
Units purchased	249,708	379,149	534,112	1,233,558	343,513
Units redeemed and transferred	(463,143)	(2,037,860)	(98,846)	214,029	(1,745,423)

Units outstanding at December 31, 2009	2,185,521	13,962,793	7,332,555	1,481,568	7,940,166

111

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount	MFS New Discovery Subaccount	MFS Total Return Subaccount	Fidelity-VIP Contrafund® Subaccount
Units outstanding at January 1, 2008	1,401,044	16,298,783	4,829,487	16,732,796	40,278,601
Units purchased	1,932	136,921	21,154	30,722	281,294
Units redeemed and transferred	(424,249)	(3,261,432)	(781,248)	(3,707,766)	(7,370,683)

Units outstanding at December 31, 2008	978,727	13,174,272	4,069,393	13,055,752	33,189,212
Units purchased	292	461,579	378,329	406,886	1,173,774
Units redeemed and transferred	(127,389)	911,862	1,124,293	(702,649)	(4,624,872)

Units outstanding at December 31, 2009	851,630	14,547,713	5,572,015	12,759,989	29,738,114

112

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Equity- Income Subaccount	Fidelity-VIP Growth Subaccount	Fidelity-VIP Growth Opportunities Subaccount	Fidelity-VIP Mid Cap Subaccount	Fidelity-VIP Value Strategies Subaccount
Units outstanding at January 1, 2008	19,895,045	12,145,489	942,827	37,461,194	15,280,344
Units purchased	359,096	93,121	6,191	239,221	108,278
Units redeemed and transferred	(5,183,029)	(3,349,109)	(94,247)	(8,745,354)	(3,766,395)

Units outstanding at December 31, 2008	15,071,112	8,889,501	854,771	28,955,061	11,622,227
Units purchased	428,090	341,682	2,080	778,621	456,219
Units redeemed and transferred	(2,941,232)	(928,978)	(181,067)	(3,972,954)	(429,640)

Units outstanding at December 31, 2009	12,557,970	8,302,205	675,784	25,760,728	11,648,806

113

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	Fidelity-VIP Balanced Subaccount	Franklin Income Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount
Units outstanding at January 1, 2008	—	2,217,890	2,292,957	2,726,785	—
Units purchased	862,488	157,925	20,930	82,764	404
Units redeemed and transferred	29,366	2,242,425	10,190	1,572,402	(404)

Units outstanding at December 31, 2008	891,854	4,618,240	2,324,077	4,381,951	—
Units purchased	930,224	350,653	348,882	638,885	2,312,644
Units redeemed and transferred	315,521	2,714,705	1,567,681	4,753,038	360,437

Units outstanding at December 31, 2009	2,137,599	7,683,598	4,240,640	9,773,874	2,673,081

114

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

	American Funds – Asset Allocation Fund Subaccount(1)	American Funds – Bond Fund Subaccount(1)	American Funds – Growth Fund Subaccount(1)	American Funds – Growth – Income Fund Subaccount(1)	American Funds – International Fund Subaccount(1)
Units outstanding at January 1, 2008	—	—	—	—	—
Units purchased	—	—	—	—	—
Units redeemed and transferred	—	—	—	—	—

Units outstanding at December 31, 2008	—	—	—	—	—
Units purchased	39,042	35,188	321,297	22,969	181,139
Units redeemed and transferred	(105)	(104)	3,507	3,480	114,814

Units outstanding at December 31, 2009	38,937	35,084	324,804	26,449	295,953

115

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

Years Ended December 31, 2009 and 2008, Except as Noted

3. Accumulation Units Outstanding

A summary of changes in equivalent accumulation units outstanding follows:

GE Investments Total Return Fund Subaccount(1)
Units outstanding at January 1, 2008	—
Units purchased	—
Units redeemed and transferred	—

Units outstanding at December 31, 2008	—
Units purchased	105
Units redeemed and transferred	(105)

Units outstanding at December 31, 2009	—

116

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Asset Allocation-Growth VP
	12/31/2009	83,213,194	$1.18	to	$1.14	$95,997,089	2.76%	1.55%	to	2.00%	27.84%	to	27.27%
	12/31/2008	84,782,199	0.92	to	0.90	77,158,683	2.74	1.55	to	2.00	(40.56)	to	(40.82)
	12/31/2007	100,219,250	1.56	to	1.52	154,531,725	2.22	1.55	to	2.00	6.10	to	5.63
	12/31/2006	108,310,384	1.47	to	1.44	157,927,539	0.92	1.55	to	2.00	13.86	to	13.36
	12/31/2005	98,451,120	1.29	to	1.27	126,423,793	0.46	1.55	to	2.00	10.53	to	10.05
Transamerica Asset Allocation-Conservative VP
	12/31/2009	103,658,895	1.31	to	0.97	126,313,597	4.30	1.55	to	2.30	23.32	to	22.10
	12/31/2008	84,469,745	1.06	to	0.79	86,275,352	3.12	1.55	to	2.00	(22.39)	to	(22.73)
	12/31/2007	72,295,993	1.37	to	1.34	97,664,334	3.00	1.55	to	2.00	4.75	to	4.29
	12/31/2006	75,728,948	1.31	to	1.28	97,837,237	3.37	1.55	to	2.00	7.78	to	7.30
	12/31/2005	76,324,745	1.21	to	1.19	91,712,835	2.81	1.55	to	2.00	3.58	to	3.13
Transamerica Asset Allocation-Moderate VP
	12/31/2009	184,015,371	1.31	to	0.94	225,867,937	4.36	1.55	to	2.30	24.47	to	23.36
	12/31/2008	171,374,425	1.05	to	0.76	173,519,292	3.35	1.55	to	2.30	(27.10)	to	(27.42)
	12/31/2007	175,831,316	1.44	to	1.41	252,159,405	2.84	1.55	to	2.00	6.30	to	5.83
	12/31/2006	205,097,947	1.36	to	1.33	276,459,608	2.57	1.55	to	2.00	9.78	to	9.30
	12/31/2005	215,226,117	1.24	to	1.22	264,476,755	1.79	1.55	to	2.00	5.81	to	5.34
Transamerica Asset Allocation-Moderate Growth VP
	12/31/2009	245,047,569	1.26	to	0.89	283,743,710	3.30	1.55	to	2.30	26.20	to	24.99
	12/31/2008	235,874,248	1.00	to	0.71	224,425,116	3.00	1.55	to	2.30	(33.79)	to	(34.09)
	12/31/2007	222,070,244	1.51	to	1.48	338,874,691	2.27	1.55	to	2.00	6.16	to	5.69
	12/31/2006	235,737,495	1.43	to	1.40	336,544,822	1.57	1.55	to	2.00	12.10	to	11.61
	12/31/2005	223,499,529	1.27	to	1.25	283,256,031	1.12	1.55	to	2.00	8.24	to	7.76
Transamerica American Century Large Company Value VP
	12/31/2009	6,912,426	0.92	to	0.98	6,469,769	2.41	1.55	to	2.00	18.24	to	17.72
	12/31/2008	8,839,777	0.78	to	0.83	6,993,940	2.24	1.55	to	2.00	(37.75)	to	(38.03)
	12/31/2007	11,011,438	1.25	to	1.34	14,016,734	0.46	1.55	to	2.00	(2.63)	to	(3.06)
	12/31/2006	12,468,400	1.28	to	1.38	16,408,145	2.37	1.55	to	2.00	17.86	to	17.34
	12/31/2005	14,891,051	1.09	to	1.18	16,642,602	0.63	1.55	to	2.00	2.56	to	2.11
Transamerica MFS International Equity VP
	12/31/2009	14,518,949	1.07	to	1.28	16,751,443	2.83	1.55	to	2.00	30.66	to	30.08
	12/31/2008	16,673,173	0.82	to	0.98	14,780,265	5.10	1.55	to	2.00	(36.28)	to	(36.57)
	12/31/2007	20,986,931	1.29	to	1.55	29,408,340	0.89	1.55	to	2.00	7.48	to	7.00
	12/31/2006	25,409,463	1.20	to	1.45	33,204,131	1.36	1.55	to	2.00	21.20	to	20.66
	12/31/2005	23,204,417	0.99	to	1.20	24,821,724	0.77	1.55	to	2.00	11.15	to	10.66
Transamerica Clarion Global Real Estate Securities VP
	12/31/2009	7,436,285	1.74	to	1.68	12,311,146	—	1.55	to	2.00	31.38	to	30.80
	12/31/2008	8,408,771	1.33	to	1.29	10,917,871	6.30	1.55	to	2.00	(43.26)	to	(43.52)
	12/31/2007	11,935,176	2.34	to	2.28	27,402,694	6.24	1.55	to	2.00	(8.14)	to	(8.55)
	12/31/2006	17,862,830	2.54	to	2.49	44,772,714	1.40	1.55	to	2.00	40.11	to	39.49
	12/31/2005	16,502,483	1.82	to	1.79	29,614,504	1.80	1.55	to	2.00	11.75	to	11.26

117

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Small/Mid Cap Value VP
	12/31/2009	9,414,166	$1.64	to	$1.70	$21,501,409	3.22%	1.55%	to	2.00%	41.03%	to	40.41%
	12/31/2008	10,134,682	1.17	to	1.21	17,187,413	1.71	1.55	to	2.00	(41.77)	to	(42.03)
	12/31/2007	12,865,977	2.00	to	2.09	37,562,425	0.89	1.55	to	2.00	22.83	to	22.28
	12/31/2006	16,687,835	1.63	to	1.71	39,817,600	0.86	1.55	to	2.00	16.26	to	15.74
	12/31/2005	21,238,968	1.40	to	1.48	43,559,875	0.41	1.55	to	2.00	11.83	to	11.34
Transamerica Science & Technology VP
	12/31/2009	6,205,957	0.77	to	1.12	5,914,166	—	1.55	to	2.00	55.36	to	54.68
	12/31/2008	4,898,693	0.49	to	0.72	3,039,876	—	1.55	to	2.00	(49.38)	to	(49.61)
	12/31/2007	5,736,761	0.97	to	1.44	6,798,888	—	1.55	to	2.00	30.72	to	30.14
	12/31/2006	5,524,948	0.75	to	1.10	5,099,497	—	1.55	to	2.00	(0.53)	to	(0.97)
	12/31/2005	7,639,228	0.75	to	1.12	7,212,065	0.42	1.55	to	2.00	0.51	to	0.07
Transamerica Balanced VP
	12/31/2009	8,283,814	1.22	to	0.90	9,298,433	1.72	1.55	to	2.30	24.37	to	23.11
	12/31/2008	8,425,908	0.98	to	0.73	7,919,325	1.83	1.55	to	2.30	(33.44)	to	(33.73)
	12/31/2007	9,172,830	1.47	to	1.44	13,312,476	1.12	1.55	to	2.00	11.86	to	11.37
	12/31/2006	8,379,289	1.32	to	1.29	10,880,389	0.97	1.55	to	2.00	7.46	to	6.99
	12/31/2005	9,016,104	1.23	to	1.21	10,925,011	1.31	1.55	to	2.00	6.32	to	5.85
Transamerica Templeton Global VP
	12/31/2009	23,224,977	0.94	to	1.06	17,767,380	1.95	1.55	to	2.00	26.36	to	25.81
	12/31/2008	4,503,874	0.75	to	0.84	2,670,575	1.81	1.55	to	2.00	(44.54)	to	(44.78)
	12/31/2007	6,454,584	1.34	to	1.52	6,898,829	1.53	1.55	to	2.00	13.48	to	12.97
	12/31/2006	7,524,065	1.18	to	1.34	6,821,087	1.34	1.55	to	2.00	16.98	to	16.47
	12/31/2005	8,550,343	1.01	to	1.15	6,851,117	1.04	1.55	to	2.00	5.83	to	5.37
Transamerica Jennison Growth VP
	12/31/2009	5,452,782	0.86	to	1.05	4,395,005	0.16	1.55	to	2.00	38.85	to	38.24
	12/31/2008	5,367,267	0.62	to	0.76	3,003,825	0.10	1.55	to	2.00	(37.97)	to	(38.25)
	12/31/2007	6,634,100	1.00	to	1.23	5,965,977	0.06	1.55	to	2.00	9.80	to	9.32
	12/31/2006	9,598,275	0.91	to	1.13	7,940,588	—	1.55	to	2.00	0.41	to	(0.03)
	12/31/2005	10,160,096	0.91	to	1.13	8,271,104	0.20	1.55	to	2.00	12.06	to	11.56
Transamerica JPMorgan Enhanced Index VP
	12/31/2009	12,095,690	0.87	to	1.01	10,278,995	2.19	1.55	to	2.00	27.61	to	27.05
	12/31/2008	11,567,877	0.68	to	0.79	7,701,104	5.33	1.55	to	2.00	(38.31)	to	(38.58)
	12/31/2007	15,461,960	1.10	to	1.29	17,073,271	1.17	1.55	to	2.00	2.93	to	2.48
	12/31/2006	16,969,802	1.07	to	1.26	18,168,216	1.07	1.55	to	2.00	13.56	to	13.06
	12/31/2005	20,576,070	0.94	to	1.12	19,380,723	1.27	1.55	to	2.00	1.88	to	1.44
Transamerica Marsico Growth VP
	12/31/2009	6,576,474	0.84	to	1.22	5,965,183	0.84	1.55	to	2.00	24.70	to	24.15
	12/31/2008	6,890,586	0.68	to	0.98	5,144,168	0.75	1.55	to	2.00	(41.85)	to	(42.11)
	12/31/2007	8,250,576	1.16	to	1.70	10,256,303	0.02	1.55	to	2.00	18.56	to	18.03
	12/31/2006	8,546,969	0.98	to	1.44	8,809,195	0.11	1.55	to	2.00	3.76	to	3.30
	12/31/2005	10,880,516	0.95	to	1.39	10,963,016	0.08	1.55	to	2.00	6.93	to	6.46

118

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica AEGON High Yield Bond VP
	12/31/2009	20,381,698	$1.45	to	$1.40	$28,156,204	9.57%	1.55%	to	2.00%	44.99%	to	44.35%
	12/31/2008	13,414,744	1.00	to	0.97	12,892,728	9.08	1.55	to	2.00	(26.34)	to	(26.67)
	12/31/2007	16,092,225	1.35	to	1.33	21,037,102	8.91	1.55	to	2.00	0.29	to	(0.15)
	12/31/2006	20,796,555	1.35	to	1.33	27,204,373	9.48	1.55	to	2.00	9.26	to	8.78
	12/31/2005	26,197,778	1.24	to	1.22	31,466,449	8.03	1.55	to	2.00	0.26	to	(0.18)
Transamerica BlackRock Large Cap Value VP
	12/31/2009	33,599,565	1.17	to	1.15	42,665,195	1.22	1.55	to	2.00	12.25	to	11.76
	12/31/2008	15,701,666	1.05	to	1.03	17,902,877	0.92	1.55	to	2.00	(34.90)	to	(35.19)
	12/31/2007	17,858,524	1.61	to	1.59	31,517,027	0.89	1.55	to	2.00	3.03	to	2.58
	12/31/2006	21,763,733	1.56	to	1.55	37,122,336	0.51	1.55	to	2.00	15.14	to	14.63
	12/31/2005	21,530,417	1.35	to	1.35	32,106,016	0.70	1.55	to	2.00	14.18	to	13.67
Transamerica PIMCO Total Return VP
	12/31/2009	60,774,324	1.36	to	1.04	78,168,950	6.24	1.55	to	2.30	14.26	to	13.15
	12/31/2008	50,391,182	1.19	to	0.91	57,739,246	5.84	1.55	to	2.30	(4.28)	to	(4.70)
	12/31/2007	47,121,047	1.24	to	1.21	57,135,124	2.53	1.55	to	2.00	7.28	to	6.80
	12/31/2006	51,339,147	1.16	to	1.13	58,279,404	3.36	1.55	to	2.00	2.62	to	2.17
	12/31/2005	58,201,244	1.13	to	1.11	64,633,227	1.80	1.55	to	2.00	0.77	to	0.33
Transamerica Focus VP
	12/31/2009	17,766,959	0.94	to	1.00	19,905,676	2.58	1.55	to	2.00	25.96	to	25.40
	12/31/2008	20,090,397	0.75	to	0.80	17,949,468	2.01	1.55	to	2.00	(37.34)	to	(37.62)
	12/31/2007	25,959,952	1.19	to	1.27	37,101,899	1.28	1.55	to	2.00	(0.51)	to	(0.96)
	12/31/2006	34,084,305	1.20	to	1.29	49,261,314	0.98	1.55	to	2.00	16.75	to	16.24
	12/31/2005	40,780,794	1.03	to	1.11	50,778,805	0.60	1.55	to	2.00	2.49	to	2.04
Transamerica Convertible Securities VP
	12/31/2009	6,779,641	1.31	to	1.27	8,626,622	3.75	1.55	to	2.00	29.29	to	28.72
	12/31/2008	7,476,369	1.02	to	0.99	7,430,179	5.99	1.55	to	2.00	(37.84)	to	(38.12)
	12/31/2007	8,838,214	1.63	to	1.59	14,198,949	1.91	1.55	to	2.00	16.81	to	16.30
	12/31/2006	9,540,856	1.40	to	1.37	13,162,392	1.74	1.55	to	2.00	9.21	to	8.73
	12/31/2005	8,449,951	1.28	to	1.26	10,709,197	2.11	1.55	to	2.00	2.30	to	1.85
Transamerica Equity VP
	12/31/2009	34,400,216	0.94	to	1.14	32,612,803	0.94	1.55	to	2.00	27.22	to	26.66
	12/31/2008	39,480,791	0.73	to	0.90	29,697,033	0.22	1.55	to	2.00	(46.83)	to	(47.07)
	12/31/2007	47,413,786	1.38	to	1.70	67,321,389	0.02	1.55	to	2.00	14.50	to	13.99
	12/31/2006	62,017,403	1.21	to	1.49	77,263,337	—	1.55	to	2.00	7.06	to	6.59
	12/31/2005	58,834,140	1.13	to	1.40	68,734,810	0.36	1.55	to	2.00	14.76	to	14.26
Transamerica Growth Opportunities VP
	12/31/2009	8,752,277	1.56	to	1.28	12,251,024	0.34	1.55	to	2.00	34.77	to	34.18
	12/31/2008	9,053,807	1.16	to	0.95	9,566,302	3.42	1.55	to	2.00	(41.81)	to	(42.07)
	12/31/2007	13,528,549	1.99	to	1.64	24,567,441	0.04	1.55	to	2.00	21.20	to	20.66
	12/31/2006	13,829,114	1.64	to	1.36	21,027,281	0.22	1.55	to	2.00	3.50	to	3.05
	12/31/2005	17,341,314	1.59	to	1.32	25,558,284	—	1.55	to	2.00	14.46	to	13.96

119

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica U.S. Government Securities VP
	12/31/2009	34,267,318	$1.27	to	$1.05	$42,783,689	2.25%	1.55%	to	2.30%	2.87%	to	1.85%
	12/31/2008	34,588,532	1.24	to	1.03	43,021,141	2.00	1.55	to	2.30	6.01	to	5.55
	12/31/2007	22,755,543	1.17	to	1.12	27,076,919	4.36	1.55	to	2.00	4.42	to	3.96
	12/31/2006	26,204,329	1.12	to	1.08	29,970,824	3.52	1.55	to	2.00	1.70	to	1.25
	12/31/2005	31,282,290	1.10	to	1.06	35,518,247	3.84	1.55	to	2.00	0.67	to	0.23
Transamerica U.S. Government Securities VP PAM SC
	12/31/2009	6,391,954	1.18	to	1.06	7,316,615	2.00	1.55	to	1.85	2.61	to	2.30
	12/31/2008	12,013,695	1.15	to	1.03	13,437,154	1.33	1.55	to	1.85	5.77	to	5.56
	12/31/2007	396,411	1.09	to	1.06	420,737	9.58	1.55	to	1.75	4.16	to	3.95
	12/31/2006	—	1.04	to	1.02	—	8.15	1.55	to	1.75	1.49	to	1.29
	12/31/2005	—	1.03	to	1.01	—	—	1.55	to	1.75	0.43	to	0.23
Transamerica Money Market VP
	12/31/2009	56,044,646	1.07	to	0.98	58,226,265	0.13	1.55	to	2.30	(1.40)	to	(2.24)
	12/31/2008	90,642,027	1.08	to	1.00	96,630,790	2.26	1.55	to	2.30	0.83	to	0.38
	12/31/2007	47,721,761	1.07	to	1.04	51,115,455	4.93	1.55	to	2.00	3.42	to	2.96
	12/31/2006	42,684,398	1.04	to	1.01	44,375,415	4.65	1.55	to	2.00	3.14	to	2.68
	12/31/2005	39,516,173	1.01	to	0.98	40,028,466	2.86	1.55	to	2.00	1.32	to	0.87
Transamerica T. Rowe Price Equity Income VP
	12/31/2009	26,581,063	1.13	to	1.08	31,253,256	4.31	1.55	to	2.00	23.51	to	22.96
	12/31/2008	30,954,493	0.91	to	0.88	29,580,841	3.84	1.55	to	2.00	(36.95)%	to	(37.23)
	12/31/2007	39,843,658	1.45	to	1.40	60,589,512	2.23	1.55	to	2.00	1.73	to	1.28
	12/31/2006	49,462,031	1.42	to	1.38	74,337,288	1.98	1.55	to	2.00	17.15	to	16.64
	12/31/2005	62,909,020	1.21	to	1.18	81,111,397	1.95	1.55	to	2.00	2.52	to	2.07
Transamerica T. Rowe Price Growth Stock VP
	12/31/2009	14,977,773	1.00	to	1.11	15,499,797	0.47	1.55	to	2.00	41.13	to	40.50
	12/31/2008	17,367,912	0.71	to	0.79	12,799,390	0.76	1.55	to	2.00	(43.26)	to	(43.51)
	12/31/2007	20,196,300	1.25	to	1.40	26,130,921	0.26	1.55	to	2.00	8.23	to	7.75
	12/31/2006	25,157,098	1.15	to	1.30	30,111,860	0.22	1.55	to	2.00	11.66	to	11.17
	12/31/2005	31,747,426	1.03	to	1.17	34,198,556	0.50	1.55	to	2.00	4.55	to	4.09
Transamerica T. Rowe Price Small Cap VP
	12/31/2009	15,529,334	1.05	to	1.11	15,892,177	—	1.55	to	2.00	36.59	to	35.98
	12/31/2008	16,810,166	0.77	to	0.82	12,612,665	1.57	1.55	to	2.00	(37.23)	to	(37.51)
	12/31/2007	21,568,423	1.23	to	1.31	25,961,430	—	1.55	to	2.00	7.93	to	7.45
	12/31/2006	28,381,166	1.14	to	1.21	31,784,903	—	1.55	to	2.00	2.01	to	1.56
	12/31/2005	36,315,266	1.12	to	1.20	39,912,531	—	1.55	to	2.00	8.93	to	8.45
Transamerica Van Kampen Active International Allocation VP
	12/31/2009	13,967,570	1.17	to	1.38	15,908,668	0.15	1.55	to	2.00	23.96	to	23.41
	12/31/2008	18,534,286	0.95	to	1.12	17,173,868	5.06	1.55	to	2.00	(39.77)	to	(40.04)
	12/31/2007	23,977,265	1.57	to	1.86	37,025,989	2.76	1.55	to	2.00	13.83	to	13.33
	12/31/2006	24,392,213	1.38	to	1.64	32,498,958	0.31	1.55	to	2.00	21.63	to	21.09
	12/31/2005	21,382,468	1.13	to	1.36	23,052,739	3.58	1.55	to	2.00	12.06	to	11.57

120

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Van Kampen Large Cap Core VP
	12/31/2009		24,425,260	$1.08	to	$1.15	$25,144,254	0.97%	1.55%	to	2.00%	43.19%	to	42.56%
	12/31/2008		10,351,994	0.75	to	0.81	7,218,432	3.72	1.55	to	2.00	(42.97)	to	(43.22)
	12/31/2007		12,688,376	1.32	to	1.42	15,579,276	0.91	1.55	to	2.00	7.57	to	7.10
	12/31/2006		16,071,457	1.23	to	1.32	18,402,409	0.93	1.55	to	2.00	8.65	to	8.18
	12/31/2005		19,921,828	1.13	to	1.22	20,968,547	1.32	1.55	to	2.00	7.75	to	7.28
Transamerica Van Kampen Mid-Cap Growth VP
	12/31/2009		9,921,917	0.82	to	1.08	9,037,055	—	1.55	to	2.00	58.11	to	57.41
	12/31/2008		9,588,179	0.52	to	0.68	5,519,349	2.02	1.55	to	2.00	(47.11)	to	(47.35)
	12/31/2007		12,098,986	0.98	to	1.30	13,300,833	—	1.55	to	2.00	20.65	to	20.12
	12/31/2006		13,215,743	0.81	to	1.08	11,829,028	—	1.55	to	2.00	8.23	to	7.76
	12/31/2005		15,542,823	0.75	to	1.00	13,000,825	0.10	1.55	to	2.00	5.91	to	5.45
Transamerica International Moderate Growth VP SC
	12/31/2009		28,409,564	0.88	to	0.86	24,766,153	2.62	1.55	to	2.30	27.35	to	26.42
	12/31/2008		23,659,772	0.69	to	0.68	16,235,413	2.62	1.55	to	2.30	(37.29)	to	(37.57)
	12/31/2007		10,612,614	1.10	to	1.09	11,639,776	1.20	1.55	to	2.00	6.83	to	6.35
	12/31/2006	(1)	1,525,866	1.03	to	1.03	1,570,084	—	1.55	to	2.00	3.04	to	2.74
Transamerica Efficient Markets VP SC
	12/31/2009		1,229,615	1.20	to	1.19	1,477,009	0.06	1.65	to	2.30	15.95	to	15.21
	12/31/2008	(1)	—	1.04	to	1.04	—	—	1.55	to	2.30	3.66	to	3.57
Transamerica Value Balanced VP SC
	12/31/2009		1,526,792	0.87	to	0.86	1,320,458	5.09	1.65	to	2.30	21.15	to	20.38
	12/31/2008	(1)	279,727	0.71	to	0.71	199,760	4.04	1.65	to	2.30	(28.53)	to	(28.83)
Transamerica Index 50 VP SC
	12/31/2009		3,607,456	1.00	to	0.93	3,368,800	0.31	1.55	to	2.30	0.45	to	13.91
	12/31/2008	(1)	302,454	0.81	to	0.82	247,074	—	1.65	to	2.30	(18.30)	to	(18.65)
Transamerica Index 75 VP SC
	12/31/2009		11,372,422	1.00	to	0.86	9,921,666	0.39	1.55	to	2.30	1.07	to	20.41
	12/31/2008	(1)	2,111,913	0.72	to	0.72	1,522,068	—	1.65	to	2.30	(27.89)	to	(28.20)
Transamerica BlackRock Global Allocation VP SC
	12/31/2009	(1)	7,509,297	1.20	to	1.20	9,021,564	—	1.75	to	1.95	20.20	to	20.04
Transamerica BlackRock Tactical Allocation VP SC
	12/31/2009	(1)	2,321,057	1.00	to	1.00	2,773,690	—	1.55	to	2.00	0.98	to	0.93
Transamerica ProFunds UltraBear Fund VP OAM SC
	12/31/2009	(1)	—	0.56	to	0.56	—	—	1.65	to	1.85	(43.82)	to	(43.90)
Transamerica Foxhall Global Growth VP SC
	12/31/2009	(1)	241,299	1.01	to	1.01	242,783	—	1.65	to	1.85	1.75	to	1.73
Transamerica Foxhall Global Conservative VP SC
	12/31/2009	(1)	76,572	0.98	to	0.98	75,298	—	1.65	to	2.30	(1.17)	to	(1.24)
Transamerica Foxhall Global Hard Asset VP SC
	12/31/2009	(1)	285,375	0.99	to	0.99	281,224	—	1.65	to	1.85	(0.09)	to	(0.11)

121

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Transamerica Foxhall Emerging Markets/Pacific Rim VP SC
	12/31/2009	(1)	553,309	$1.01	to	$1.01	$558,282	—%	1.65%	to	1.85%	1.86%	to	1.84%
Transamerica Hanlon Growth VP SC
	12/31/2009	(1)	428,723	1.02	to	1.02	437,773	—	1.65	to	1.85	2.49	to	2.46
Transamerica Hanlon Growth and Income VP SC
	12/31/2009	(1)	158,914	1.02	to	1.02	162,446	—	1.65	to	1.85	2.50	to	2.48
Transamerica Hanlon Balanced VP SC
	12/31/2009	(1)	59,412	1.02	to	1.02	60,630	—	1.65	to	1.85	2.24	to	2.21
Transamerica Hanlon Managed Income VP SC
	12/31/2009	(1)	1,632,070	1.00	to	1.00	1,637,691	—	1.65	to	1.85	0.36	to	0.33
Transamerica Index 35 VP SC
	12/31/2009	(1)	33,287	1.00	to	1.00	33,223	—	1.55	to	2.30	(0.18)	to	(0.26)
Transamerica Index 100 VP SC
	12/31/2009	(1)	30,070	1.02	to	1.02	30,780	—	1.55	to	2.00	2.42	to	2.37
Transamerica JP Morgan Midcap Value VP SC
	12/31/2009	(1)	27,682	1.03	to	1.03	28,495	—	1.55	to	2.00	4.51	to	4.46
AIM V.I. Basic Value
	12/31/2009		9,196,753	0.86	to	0.83	7,686,357	1.29	1.55	to	2.00	45.48	to	44.84
	12/31/2008		9,196,537	0.59	to	0.58	5,326,470	0.46	1.55	to	2.00	(52.64)	to	(52.85)
	12/31/2007		10,933,264	1.25	to	1.22	13,421,208	0.31	1.55	to	2.00	(0.19)	to	(0.63)
	12/31/2006		13,154,403	1.25	to	1.23	16,234,558	0.11	1.55	to	2.00	11.22	to	10.73
	12/31/2005		17,282,674	1.13	to	1.11	19,230,874	—	1.55	to	2.00	3.82	to	3.37
AIM V.I. Capital Appreciation
	12/31/2009		2,185,521	0.87	to	0.84	1,833,513	0.28	1.55	to	2.00	18.88	to	18.35
	12/31/2008		2,398,956	0.73	to	0.71	1,716,252	—	1.55	to	2.00	(43.51)	to	(43.76)
	12/31/2007		2,890,444	1.30	to	1.27	3,679,740	—	1.55	to	2.00	10.02	to	9.53
	12/31/2006		3,873,618	1.18	to	1.16	4,491,741	—	1.55	to	2.00	4.44	to	3.98
	12/31/2005		3,302,504	1.13	to	1.11	3,680,148	—	1.55	to	2.00	6.93	to	6.46
AllianceBernstein Growth and Income
	12/31/2009		13,962,793	0.86	to	0.92	12,167,333	3.56	1.55	to	2.00	18.51	to	17.99
	12/31/2008		15,621,504	0.72	to	0.78	11,568,039	1.77	1.55	to	2.00	(41.60)	to	(41.86)
	12/31/2007		19,821,819	1.24	to	1.34	25,169,792	1.23	1.55	to	2.00	3.25	to	2.79
	12/31/2006		24,451,453	1.20	to	1.30	30,100,810	1.16	1.55	to	2.00	15.20	to	14.70
	12/31/2005		28,269,692	1.04	to	1.14	30,262,700	1.30	1.55	to	2.00	3.00	to	2.55
AllianceBernstein Large Cap Growth
	12/31/2009		7,332,555	0.75	to	0.97	6,060,005	—	1.55	to	2.00	35.01	to	34.42
	12/31/2008		6,897,289	0.55	to	0.72	4,133,134	—	1.55	to	2.00	(40.74)	to	(41.01)
	12/31/2007		9,186,077	0.93	to	1.22	9,325,025	—	1.55	to	2.00	11.87	to	11.37
	12/31/2006		11,059,580	0.83	to	1.10	10,008,115	—	1.55	to	2.00	(2.15)	to	(2.58)
	12/31/2005		12,430,486	0.85	to	1.13	11,499,912	—	1.55	to	2.00	13.10	to	12.60

122

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AllianceBernstein Balanced Wealth Strategy
	12/31/2009		1,481,568	$1.24	to	$1.23	$1,830,164	0.55%	1.85%	to	2.50%	22.19%	to	21.42%
	12/31/2008	(1)	33,981	1.01	to	1.01	34,415	—	1.85	to	2.50	1.28	to	1.19
Janus Aspen - Enterprise
	12/31/2009		7,940,166	0.99	to	1.41	5,433,128	—	1.55	to	2.00	42.24	to	41.61
	12/31/2008		9,342,076	0.70	to	0.99	4,471,617	0.06	1.55	to	2.00	(44.72)	to	(44.96)
	12/31/2007		11,184,569	1.26	to	1.80	9,299,272	0.68	1.55	to	2.00	19.87	to	19.34
	12/31/2006		11,280,530	1.05	to	1.51	7,926,705	—	1.55	to	2.00	11.58	to	11.09
	12/31/2005		12,829,494	0.94	to	1.36	8,181,292	—	1.55	to	2.00	10.32	to	9.84
Janus Aspen - Perkins Mid Cap Value
	12/31/2009		851,630	1.33	to	1.30	1,103,793	0.34	1.55	to	1.75	30.89	to	30.63
	12/31/2008		978,727	1.01	to	0.99	970,936	0.36	1.55	to	1.75	(29.00)	to	(29.14)
	12/31/2007		1,401,044	1.43	to	1.40	1,961,160	4.51	1.55	to	1.75	5.53	to	5.32
	12/31/2006		1,816,485	1.35	to	1.33	2,414,055	0.98	1.55	to	1.75	13.31	to	13.09
	12/31/2005		2,303,801	1.19	to	1.17	2,707,284	0.60	1.55	to	1.75	8.33	to	8.12
Janus Aspen - Worldwide
	12/31/2009		14,547,713	0.73	to	0.90	10,469,730	1.27	1.55	to	2.00	35.31	to	34.71
	12/31/2008		13,174,272	0.54	to	0.67	6,825,814	0.96	1.55	to	2.00	(45.65)	to	(45.90)
	12/31/2007		16,298,783	1.00	to	1.24	14,658,035	0.57	1.55	to	2.00	7.69	to	7.21
	12/31/2006		16,672,539	0.93	to	1.16	13,734,976	1.64	1.55	to	2.00	16.14	to	15.63
	12/31/2005		17,382,556	0.80	to	1.00	12,479,747	1.19	1.55	to	2.00	3.96	to	3.50
MFS New Discovery
	12/31/2009		5,572,015	1.14	to	1.10	6,159,028	—	1.55	to	2.00	60.43	to	59.73
	12/31/2008		4,069,393	0.71	to	0.69	2,816,761	—	1.55	to	2.00	(40.45)	to	(40.71)
	12/31/2007		4,829,487	1.19	to	1.16	5,631,448	—	1.55	to	2.00	0.68	to	0.23
	12/31/2006		5,483,718	1.18	to	1.16	6,370,004	—	1.55	to	2.00	11.21	to	10.72
	12/31/2005		6,905,891	1.06	to	1.04	7,234,049	—	1.55	to	2.00	3.43	to	2.98
MFS Total Return
	12/31/2009		12,759,989	1.15	to	1.12	14,309,442	3.36	1.55	to	2.00	15.93	to	15.42
	12/31/2008		13,055,752	1.00	to	0.97	12,720,273	2.96	1.55	to	2.00	(23.51)	to	(23.85)
	12/31/2007		16,732,796	1.30	to	1.27	21,372,644	2.42	1.55	to	2.00	2.34	to	1.89
	12/31/2006		18,622,238	1.27	to	1.25	23,319,044	2.16	1.55	to	2.00	9.92	to	9.44
	12/31/2005		21,826,259	1.16	to	1.14	24,943,930	1.87	1.55	to	2.00	1.04	to	0.59
Fidelity-VIP Contrafund®
	12/31/2009		29,738,114	1.32	to	1.31	34,854,027	1.16	1.55	to	2.00	33.40	to	32.81
	12/31/2008		33,189,212	0.99	to	0.98	29,630,321	0.72	1.55	to	2.00	(43.57)	to	(43.82)
	12/31/2007		40,278,601	1.75	to	1.75	64,047,323	0.70	1.55	to	2.00	15.50	to	14.99
	12/31/2006		47,674,994	1.52	to	1.52	65,883,388	0.99	1.55	to	2.00	9.74	to	9.25
	12/31/2005		52,494,378	1.38	to	1.40	66,277,029	0.12	1.55	to	2.00	14.87	to	14.37

123

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity-VIP Equity-Income
	12/31/2009		12,557,970	$0.94	to	$0.98	$12,436,646	2.02%	1.55%	to	2.00%	27.90%	to	27.34%
	12/31/2008		15,071,112	0.74	to	0.77	11,736,623	2.05	1.55	to	2.00	(43.69)	to	(43.94)
	12/31/2007		19,895,045	1.31	to	1.37	27,581,702	1.47	1.55	to	2.00	(0.28)	to	(0.72)
	12/31/2006		22,848,240	1.31	to	1.38	31,810,817	3.06	1.55	to	2.00	18.10	to	17.58
	12/31/2005		24,560,565	1.11	to	1.17	29,039,927	1.48	1.55	to	2.00	3.96	to	3.51
Fidelity-VIP Growth
	12/31/2009		8,302,205	0.70	to	0.85	6,162,381	0.20	1.55	to	2.00	26.01	to	25.46
	12/31/2008		8,889,501	0.56	to	0.68	5,254,551	0.49	1.55	to	2.00	(48.12)	to	(48.35)
	12/31/2007		12,145,489	1.07	to	1.31	14,100,985	0.39	1.55	to	2.00	24.72	to	24.16
	12/31/2006		11,110,753	0.86	to	1.05	10,162,266	0.18	1.55	to	2.00	4.95	to	4.49
	12/31/2005		13,578,331	0.82	to	1.01	11,859,955	0.29	1.55	to	2.00	3.90	to	3.44
Fidelity-VIP Growth Opportunities
	12/31/2009		675,784	0.80	to	0.61	412,731	0.22	1.55	to	1.75	43.24	to	42.96
	12/31/2008		854,771	0.56	to	0.43	365,170	0.13	1.55	to	1.75	(55.83)	to	(55.91)
	12/31/2007		942,827	1.26	to	0.97	913,617	—	1.55	to	1.75	21.02	to	20.78
	12/31/2006		1,146,056	1.04	to	0.80	919,472	0.50	1.55	to	1.75	3.52	to	3.31
	12/31/2005		1,393,415	1.00	to	0.78	1,082,058	0.70	1.55	to	1.75	7.02	to	6.81
Fidelity-VIP Mid Cap
	12/31/2009		25,760,728	1.82	to	1.65	44,623,830	0.45	1.55	to	2.00	37.62	to	37.01
	12/31/2008		28,955,061	1.32	to	1.21	36,998,307	0.24	1.55	to	2.00	(40.53)	to	(40.80)
	12/31/2007		37,461,194	2.22	to	2.04	80,696,756	0.49	1.55	to	2.00	13.57	to	13.06
	12/31/2006		45,931,138	1.96	to	1.80	87,432,027	0.19	1.55	to	2.00	10.69	to	10.21
	12/31/2005		57,384,293	1.77	to	1.64	98,811,506	—	1.55	to	2.00	16.22	to	15.71
Fidelity-VIP Value Strategies
	12/31/2009		11,648,806	1.15	to	1.12	12,974,544	0.38	1.55	to	2.00	54.75	to	54.07
	12/31/2008		11,622,227	0.75	to	0.72	8,470,071	0.49	1.55	to	2.00	(52.03)	to	(52.25)
	12/31/2007		15,280,344	1.55	to	1.52	23,293,289	0.58	1.55	to	2.00	3.82	to	3.36
	12/31/2006		18,372,779	1.50	to	1.47	27,062,608	0.36	1.55	to	2.00	14.24	to	13.74
	12/31/2005		20,561,541	1.31	to	1.29	26,600,838	—	1.55	to	2.00	0.87	to	0.42
Fidelity-VIP Balanced
	12/31/2009		2,137,599	0.90	to	0.90	1,928,396	2.72	1.65	to	2.30	36.08	to	35.21
	12/31/2008	(1)	891,854	0.66	to	0.66	592,966	4.29	1.65	to	2.30	(33.51)	to	(33.79)
Franklin Income Securities
	12/31/2009		7,683,598	0.90	to	0.89	6,874,140	7.47	1.55	to	2.00	33.53	to	32.94
	12/31/2008		4,618,240	0.67	to	0.67	3,096,317	5.48	1.55	to	2.00	(30.73)	to	(31.04)
	12/31/2007	(1)	2,217,890	0.97	to	0.97	2,145,611	0.18	1.55	to	2.00	(3.06)	to	(3.34)
Mutual Shares Securities
	12/31/2009		4,240,640	0.74	to	0.73	3,151,870	2.01	1.55	to	2.00	24.12	to	23.58
	12/31/2008		2,324,077	0.60	to	0.59	1,380,580	2.94	1.55	to	2.00	(38.07)	to	(38.35)
	12/31/2007	(1)	2,292,957	0.96	to	0.96	2,204,930	—	1.55	to	2.00	(3.65)	to	(3.94)

124

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Templeton Foreign Securities
	12/31/2009		9,773,874	$0.85	to	$0.84	$8,227,367	2.50%	1.55%	to	2.00%	34.95%	to	34.35%
	12/31/2008		4,381,951	0.63	to	0.62	2,732,123	2.51	1.55	to	2.00	(41.29)	to	(41.55)
	12/31/2007	(1)	2,726,785	1.07	to	1.06	2,906,032	0.02	1.55	to	2.00	6.80	to	6.49
Franklin Templeton VIP Founding Funds Allocation
	12/31/2009		2,673,081	1.27	to	1.26	3,376,330	5.07	1.80	to	2.45	27.76	to	26.96
	12/31/2008	(1)	—	0.99	to	0.99	—	—	1.80	to	2.45	(0.99)	to	(1.08)
American Funds - Asset Allocation Fund
	12/31/2009	(1)	38,937	1.01	to	1.01	39,243	—	1.95	to	2.60	1.84	to	1.77
American Funds - Bond Fund
	12/31/2009	(1)	35,084	0.99	to	0.99	34,855	0.51	1.95	to	2.60	(0.72)	to	(0.79)
American Funds - Growth Fund
	12/31/2009	(1)	324,804	1.00	to	1.00	325,720	0.09	1.95	to	2.15	1.66	to	1.64
American Funds - Growth - Income Fund
	12/31/2009	(1)	26,449	1.01	to	1.01	26,661	2.78	1.95	to	2.15	2.17	to	2.15
American Funds - International Fund
	12/31/2009	(1)	295,953	0.98	to	0.98	290,115	0.33	1.95	to	2.15	(0.26)	to	(0.28)
GE Investments Total Return Fund
	12/31/2009	(1)	—	1.00	to	1.00	—	—	1.85	to	2.50	1.50	to	1.42

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest. These ratios are annualized for periods less than one year.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. These charges range from .25% to .75% of the average contract owner’s account value depending on the options selected. Refer to the product’s prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

125

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a full twelve month period except for those subaccounts indicated as being a partial year in the Organization and Summary of Significant Accounting Policies footnote and new expense ratios as follows:

Expense Ratio	Inception Date
2.00%	May 1, 2002

There are subaccounts that have total return ranges outside of the range indicated above. Following is the list of the subaccounts and their corresponding lowest total return and highest total return.

Subaccount	2009 Total Return Range
Transamerica Asset Allocation-Growth VP	27.19% to 27.84%
Transamerica MFS International Equity VP	29.83% to 30.66%
Transamerica Clarion Global Real Estate Securities VP	30.59% to 31.38%
Transamerica Small/Mid Cap Value VP	40.31% to 41.03%
Transamerica Templeton Global VP	25.52% to 26.36%
Transamerica Jennison Growth VP	38.13% to 38.85%
Transamerica JPMorgan Enhanced Index VP	26.97% to 27.61%
Transamerica Marsico Growth VP	24.04% to 24.7%
Transamerica AEGON High Yield Bond VP	44.19% to 44.99%
Transamerica BlackRock Large Cap Value VP	11.65% to 12.25%
Transamerica Focus VP	25.25% to 25.96%
Transamerica Equity VP	26.55% to 27.22%
Transamerica Growth Opportunities VP	34.04% to 34.77%
Transamerica T. Rowe Price Equity Income VP	22.89% to 23.51%
Transamerica T. Rowe Price Growth Stock VP	40.32% to 41.13%
Transamerica T. Rowe Price Small Cap VP	35.82% to 36.59%
Transamerica Van Kampen Active International Allocation VP	23.39% to 23.96%
Transamerica Van Kampen Large Cap Core VP	42.45% to 43.19%
Transamerica Van Kampen Mid-Cap Growth VP	57.21% to 58.11%
Transamerica Index 50 VP SC	0.40% to 14.64%
Transamerica Index 75 VP SC	1.01% to 21.18%
Transamerica BlackRock Tactical Allocation VP SC	0.93% to 20.58%

126

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	2008 Total Return Range
Transamerica Asset Allocation-Conservative VP	-22.76% to -22.39%
Transamerica Asset Allocation-Moderate VP	-27.47% to -27.10%
Transamerica American Century Large Company Value VP	-38.14% to -37.75%
Transamerica MFS International Equity VP	-36.65% to -36.28%
Transamerica Science & Technology VP	-49.76% to -49.38%
Transamerica Balanced VP	-33.74% to -33.44%
Transamerica Templeton Global VP	-44.78% to -44.54%
Transamerica JPMorgan Enhanced Index VP	-38.60% to -38.31%
Transamerica Marsico Growth VP	-42.15% to -41.85%
Transamerica AEGON High Yield Bond VP	-26.75% to -26.34%
Transamerica BlackRock Large Cap Value VP	-35.20% to -34.90%
Transamerica PIMCO Total Return VP	-4.75% to -4.28%
Transamerica Focus VP	-37.64% to -37.34%
Transamerica Equity VP	-47.11% to -46.83%
Transamerica Growth Opportunities VP	-42.08% to -41.81%
Transamerica T. Rowe Price Equity Income VP	-37.30% to -36.95%
Transamerica Van Kampen Active International Allocation VP	-40.10% to -39.77%
Transamerica Van Kampen Mid-Cap Growth VP	-47.36% to -47.11%
Transamerica Efficient Markets VP	-18.35% to 3.65%
Fidelity-VIP Growth Opportunities	-55.91% to -55.83%
Franklin Templeton VIP Founding Funds Allocation	-1.08% to -0.99%

Subaccount	2007 Total Return Range
MFS International Equity	6.99% to 7.48%
BlackRock Large Cap Value	2.54% to 3.03%
Transamerica Focus VP	.98% to -.51%
Transamerica Convertible Securities	16.24% to 16.81%
Transamerica Growth Opportunities	20.61% to 21.2%
Transamerica U.S. Gov’t Securities	3.95% to 4.42%
Transamerica Money Market	2.96% to 3.42%
T. Rowe Price Equity Income	1.28% to 1.73%
T. Rowe Price Growth Stock	7.71% to 8.23%
T. Rowe Price Small Cap	7.38% to 7.93%
Van Kampen Active International Allocation	13.28% to 13.83%

127

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

4. Financial Highlights (continued)

Subaccount	2006 Total Return Range
Asset Allocation-Conservative	7.27% to 7.78%
Asset Allocation-Growth	13.30% to 13.86%
Asset Allocation-Moderate Growth	11.59% to 12.10%
Clarion Global Real Estate Securities	39.48% to 40.11%
Jennison Growth	-0.14% to 0.41%
J.P. Morgan Enhanced Index	12.99% to 13.56%
BlackRock Large Cap Value	14.62% to 15.14%
Transamerica AEGON High Yield Bond VP	8.72% to 9.26%
PIMCO Total Return	2.12% to 2.62%
Templeton Transamerica Global	16.42% to 16.98%
Transamerica Balanced	6.87% to 7.46%
Transamerica Equity	6.52% to 7.06%
Transamerica Money Market	2.68% to 3.14%
Van Kampen Active International Allocation	21.07% to 21.63%
Van Kampen Large Cap Core	8.17% to 8.65%
Van Kampen Mid-Cap Growth	7.71% to 8.23%

Subaccount	2005 Total Return Range
Transamerica Asset Allocation-Growth VP	10.00% to 10.53%
Transamerica Asset Allocation-Moderate VP	5.29% to 5.81%
Transamerica American Century Large Company Value VP	2.05% to 2.56%
Transamerica MFS International Equity VP	10.49% to 11.15%
Transamerica Clarion Global Real Estate Securities VP	11.24% to 11.75%
Transamerica JPMorgan Enhanced Index VP	1.43% to 1.88%
Transamerica Marsico Growth VP	6.36% to 6.93%
Transamerica AEGON High Yield Bond VP	-0.24% to 0.26%
Transamerica PIMCO Total Return VP	0.28% to 0.77%
Transamerica Focus VP	2.03% to 2.49%
Transamerica Convertible Securities VP	1.77% to 2.30%
Transamerica Growth Opportunities VP	13.94% to 14.46%
Transamerica T. Rowe Price Equity Income VP	2.03% to 2.52%
Transamerica T. Rowe Price Growth Stock VP	4.08% to 4.55%
Transamerica Van Kampen Large Cap Core VP	7.25% to 7.75%

128

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $35 per contract which will commence on the first policy anniversary of each contract owner’s account. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Transamerica Life also deducts a daily charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Transamerica Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.40% to 2.15%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
AllianceBernstein Balanced Wealth Strategy Portfolio	0.20%
Franklin Templeton VIP Founding Funds Allocation	0.15%
American Funds - Asset Allocation Fund	0.30%
American Funds - Bond Fund	0.30%
American Funds - Growth Fund	0.30%
American Funds - Growth - Income Fund	0.30%
American Funds - International Fund	0.30%
GE Investments Total Return Fund	0.20%

6. Income Taxes

Operations of the Mutual Fund Account form a part of Transamerica Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Transamerica Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Transamerica Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Transamerica Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

129

Transamerica Life Insurance Company Separate

Account VA C - Transamerica Extra Variable Annuity

Notes to Financial Statements

December 31, 2009

8. Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Company has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

130

PART C OTHER INFORMATION

Item 24. Financial Statements and Exhibits (a) Financial Statements All required financial statements are included in Part B of this Registration Statement. (b) Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 4

(2)			Not Applicable

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 5

	(a)	(1)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 18.

	(a)	(2)	Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement Note 30.

	(a)	(3)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 36.

	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 5

	(b)	(1)	Form of Broker/Dealer Supervision and Sales Agreement (TCI). Note 33.

(4)	(a)		Form of Group Master Policy and Optional Riders for the Endeavor Generations Plus Variable Annuity. Note 4

	(b)		Form of Group Certificate for the Endeavor Generations Plus Variable Annuity. Note 4

	(c)		Form of Individual Policy for the Endeavor Generations Plus Variable Annuity. Note 4

	(c)	(1)	Form of Policy for the Separate Account VA C. Note 12

	(c)	(2)	Form of Policy Rider (Additional Death Distribution). Note 12

	(c)	(3)	Form of Policy Endorsement (Initial Payment Guarantee). Note 12

	(c)	(4)	Form of Policy Rider (Managed Annuity Program), Note 14

	(c)	(5)	Form of Policy for Separate Account VA C. Note 20

	(c)	(6)	Form of Policy Rider (MAP II). Note 19

	(d)		Form of Policy Rider (GPS) Note 25.

	(e)		Form of Policy Rider (5 for Life) Note 25.

	(f)		Form of Policy Rider (ADD+) Note 25.

	(g)		Form of Rider (5 for Life with Growth - without Death Benefit) Note 28.

	(h)		Form of Rider (5 for Life with Growth - with Death Benefit). Note 28.

	(i)		Form of Rider (Income Select for Life). Note 29.

	(j)		Form of Rider (Double Enhanced). Note 32.

	(k)		Form of Rider (Annual Step-Up). Note 31.

	(l)		Form of Rider (Retirement Income Choice). Note 32.

	(m)		Form of Endorsement (Fund Facilitation Fee). Note 35.

	(n)		Form of Policy Rider (Retirement Income Choice - Double Withdrawal Base Benefit). Note 35.

	(o)		Form of Policy Rider (Retirement Income Choice 1.2). Note 38

	(p)		Form of Policy Rider (Retirement Income Choice 1.4). Note 39.

(5)	(a)		Form of Group Master Application for the Endeavor Generations Plus Variable Annuity. Note 4

	(b)		Form of Group Certificate Enrollment Application for the Endeavor Generations Plus Variable Annuity. Note 4

	(c)		Form of Individual Application for the Endeavor Generations Plus Variable Annuity. Note 4

	(c)	(1)	Form of Individual Application for the Separate Account VA C. Note 12

	(c)	(2)	Form of Individual Application for the Separate Account VA C. Note 20

	(d)		Form of Application. Note 21

	(e)		Form of Application. Note 39.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 1

	(b)		ByLaws of PFL Life Insurance Company. Note 1

(7)			Reinsurance Agreement. Note 24.

	(a)		Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 38.

	(b)		Reinsurance agreement between Transamerica Occidental Life Insurance Company and North America Reassurance Company dated July 1, 1994. Note 38.

	(c)		Reinsurance agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 38.

	(c)	1	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 38.

	(d)

Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April 1, 2001, Amended and Restated – May 1, 2007. Note 38.

	(e)		Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 38.

	(f)		Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 38.

	(g)

Reinsurance Agreement between Union Hamilton Reinsurance Ltd. And Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. And Transamerica Life Insurance Company dated June 30, 2008. Note 41.

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 2

	(a)	(1)	Amendment No.6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 5

	(a)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 10

	(a)	(3)

Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 18.

	(b)		Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company, and Addendums thereof. Note 3.

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company. AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 5.

	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 10

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 12

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 22.

	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica) Note 24.

	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica) Note 25.

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 34.

	(b)	(8)	Amendment No. 38 to Participation Agreement (TST). Note 36.

	(b)	(9)	Amendment No. 40 to Participation Agreement (TST). Note 38.

	(b)	(10)	Amendment No. 41 to Participation Agreement (TST). Note 40.

	(b)	(11)	Amendment No. 42 to Participation Agreement (TST). Note 41.

	(c)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 8.

(8)	(c)	(1)	Termination of Participation Agreement (Transamerica). Note 14.

(8)	(c)	(2)	Participation Agreement (Transamerica). Note 14.

(8)	(c)	(3)	Addendum to Participation Agreement (Transamerica). Note 14.

	(d)

Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 6.

	(d)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 8.

	(d)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 12

	(d)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(d)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(d)	(5)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(e)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 7.

	(e)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 8.

	(e)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(e)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 13

	(f)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 9

	(f)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 10

(8)	(g)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 11

	(g)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 14

	(g)	(2)	Amendment to Participation Agreement (Alliance Bernstein). Note 36.

(8)	(h)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation. Note 15.

	(h)	(1)	Form of Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 18.

(8)	(i)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 16.

	(i)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 17.

	(i)	(2)	Form of Amendment to Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 18.

(8)	(j)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 27.

(8)	(k)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 38.

	(k)	(1)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 36.

(8)	(l)		Participation Agreement among Transamerica Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 40.

(8)	(l)	(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 40.

(8)	(l)	(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 40.

(8) (m)	Participation Agreement by and among Transamerica Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 40.
(9) (a)	Opinion and Consent of Counsel. Note 41.

(a) (b)	Consent of Counsel. Note 41.

(10) (a)	Consent of Independent Registered Public Accounting Firm. Note 41.

(10) (b)	Opinion and Consent of Actuary. Note 27.

(11)	Not applicable.

(12)	Not applicable.

(13)	Performance Data Calculations. Note 27.

(14)	Powers of Attorney. Craig D. Vermie, Arthur C. Schneider, Eric J. Martin, Brenda K. Clancy, M. Craig Fowler, Mark Mullin, Kenneth Kilbane. Note 37.

Note 1.	Incorporated herein by reference to the Atlas Portfolio Builder Variable Annuity Initial Filing to Form N-4 Registration Statement (File No. 333-26209) on April 30, 1997.
Note 2.	Incorporated herein by reference to the Endeavor Series Trust Post—Effective Amendment No. 14, Exhibit No. 6 (File No. 33-27352), filed on April 29, 1996.
Note 3.	Incorporated herein by reference to the Atlas Portfolio Builder Variable Annuity filing of Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-26209) on April 29, 1998.
Note 4.	Filed with the Initial Filing of Form N-4 Registration Statement (333-83957) on July 29, 1999.
Note 5.	Filed with Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 83957) on December 8, 1999.
Note 6.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.
Note 7.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.
Note 8.	Filed with Post-Effective Amendment No. 3 to this Form N-4 Registration Statement (File No. 333-83957) on April 28, 2000
Note 9.	Incorporated by reference to Post-effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) on April 28, 2000.
Note 10.	Filed with Post-Effective Amendment No. 4 to this Form N-4 Registration Statement (File No. 333-83957) on October 3, 2000.
Note 11.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) on April 28, 2000.
Note 12.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-83957) on April 27, 2001.
Note 13.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) on September 13, 2001.
Note 14.	Incorporated by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085 on October 2, 2001.
Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) on July 16, 1998.
Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.
Note 17.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) on April 29, 1999.
Note 18.	Filed with Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-83957) on April 29, 2002
Note 19.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) on October 15, 2002.
Note 20.	Filed with Pre-Effective Amendment No. 13 to this Form N-4 Registration Statement (File No. 333-83957) on December 30, 2002.
Note 21.	Filed with Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 333-83957) on April 29, 2003
Note 22.	Filed with Post-Effective No. 18 to Form N-4 Registration Statement (File No. 333-83957) on April 29, 2004.
Note 23.	Incorporated herein by reference to Initial Filing to N-4 Registration Statement (File No. 333-116562) on June 17, 2004.
Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 25.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 333-83957) on April 27, 2005.
Note 26.	Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) on September 12, 2005.
Note 27.	Filed with Post-Effective Amendment No. 21 to this Form N-4 Registration Statement (File No. 333-83957) on April 27, 2006.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 39 to this Form N-4 Registration Statement (File No. 33-33085) on December 12, 2005.
Note 29.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-131987) filed on July 19, 2006.
Note 30.	Filed with Post-Effective Amendment No. 22 to this Form N-4 Registration Statement (File No. 333-83957) on April 30, 2007.
Note 31.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-131987) filed on February 22, 2006.
Note 32.	Filed with Post-Effective Amendment No. 22 to this Form N-4 Registration Statement (File No. 333-83957) on September 21, 2007.
Note 33.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-12581 filed on February 15, 2008.
Note 34.	Filed with Post-Effective Amendment No. 24 to this Form N-4 Registration Statement (File No. 333-83957) on April 30, 2008.
Note 35.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.
Note 36.	Filed with Post-Effective Amendment 25 to this Form N-4 Registration Statement (File No. 333-83957) on November 6, 2008.
Note 37.	Incorporated herein by Reference to Initial Filing on Form N4 Registration Statement (File No. 333-156259) filed on December 18, 2008.
Note 38.	Filed with Post-Effective Amendment No. 26 to this Form N-4 Registration Statement (File No. 333-83957) on April 30, 2009.
Note 39.	Incorporated herein by reference to Post-Effective Amendment No. 9 to N-4 Registration Statement (333-142762) filed on August 31, 2009.
Note 40.	Filed with Post-Effective Amendment No. 28 to this Form N-4 Registration Statement (File No. 333-83957) filed on November 19, 2009.
Note 41.	Filed herewith.

Item 25.    Directors and Officers of the Depositor (Transamerica Life Insurance Company)

Name and Business Address	Principal Positions and Offices with Depositor

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Senior Vice President, Secretary and General Counsel

Arthur C. Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director, Chief Tax Officer, and Senior Vice President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President and Corporate Controller

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

M. Craig Fowler 400 West Market Street Louisville, KY 40202	Vice President and Treasurer

Mark W. Mullin 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Chief Executive Officer

Kenneth Kilbane 1150 South Olive Street Los Angeles, CA 90015	Director and Chairman of the Board

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages

AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies

AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

Bay Area Community Investments I, LLC	California	70% Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company

Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.

Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, Inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A. (73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non- AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management Inc	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%)	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc. (non-AEGON entity)	In the process of being dissolved

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member-Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors Inc	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation

The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services Inc)	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor

Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member	Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member	Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.    Number of Contract Owners

As of March 31, 2010, there were 16,874 Contract owners.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies producers for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VUL-3 Separate Account VUL A Separate Account VL, Separate Account VUL-1, Separate Account VUL-2, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Thomas A. Swank	(1)	Director

David W. Hopewell	(1)	Director

Lon J. Olejniczak	(1)	Chief Executive Officer and Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

Blake S. Bostwick	(2)	Chief Operations Officer

David R. Paulsen	(2)	Executive Vice President

Michael G. Petko	(2)	Executive Vice President

Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Frank A. Camp	(1)	Secretary

Amy J. Boyle	(4)	Assistant Vice President

John W. Fischer	(4)	Assistant Vice President

Clifton W. Flenniken, III	(5)	Assistant Vice President

Dennis P. Gallagher	(4)	Assistant Vice President

Wesley J. Hodgson	(2)	Assistant Vice President

Karen D. Heburn	(4)	Vice President

Kyle A. Keelan	(4)	Assistant Vice President

Christy Post-Rissin	(4)	Assistant Vice President

Brenda L. Smith	(4)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Arthur D. Woods	(4)	Assistant Vice President

Tamara D. Barkdoll	(2)	Assistant Secretary

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Secretary

Elizabeth Belanger	(6)	Assistant Vice President

Jeff Carnal	(7)	Assistant Vice President

Julie Allomong	(7)	Assistant Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	400 West Market Street, Louisville, KY 40202
(4)	570 Carillon Parkway, St. Petersburg, FL 33716
(5)	1111 North Charles Street, Baltimore, MD 21201
(6)	440 Mamaroneck Avenue, Harrison, NY 10528
(7)	1150 South Olive, Los Angeles, CA 90015

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$10,346,777	0	0	0

(1)	Fiscal Year 2009

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)	Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 21st day of April, 2010.

SEPARATE ACCOUNT VA C

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Craig D. Vermie	Director, Secretary, Senior Vice President, and General Counsel	, 2010

* Arthur C. Schneider	Director, Chief Tax Officer, and Senior Vice President	, 2010

* Eric J. Martin	Vice President and Corporate Controller	, 2010

* Brenda K. Clancy	Director and President	, 2010

* M. Craig Fowler	Vice President and Treasurer	, 2010

* Mark W. Mullin	Chief Executive Officer and Director	, 2010

* Kenneth Kilbane	Chairman of the Board and Director	, 2010

*By:	/s/ DARIN D. SMITH Darin D. Smith Attorney-in-Fact pursuant to powers of attorney filed previously and herewith.	Vice President, Assistant Secretary, and General Counsel	April 21, 2010

Registration No.333-83957

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA C

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

7(g)	Reinsurance Agreement between Union Hamilton Reinsurance Ltd. and Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. and Transamerica Life Insurance Company dated June 30, 2008

8(b)(11)	Amendment No. 42 to Participation Agreement (Transamerica Series Trust).

9(a)	Opinion and Consent of Counsel

9(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.